                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7556
                                  ---------------------------------------------

                      Liberty Variable Investment Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One Financial Center, Boston, Massachusetts              02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Russell L. Kane, Esq.
                         Columbia Management Group, Inc.
                               One Financial Center
                                 Boston, MA 02111
-------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3363
                                                   ----------------------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: December 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

ANNUAL REPORT - CLASS B SHARES
DECEMBER 31, 2003


[GRAPHIC]


LIBERTY VARIABLE INVESTMENT TRUST

PRESIDENT'S MESSAGE
Liberty Variable Investment Trust

Dear Shareholder:

After three years of disappointment, the recovery in the US economy came as a welcome relief. However, 2003 did not start on a strong note. During the first four months of the 12-month period that ended December 31, 2003, the overall mood of the country was restrained as war loomed, the US economy struggled to maintain positive growth and the job picture worsened.

By May, many of the uncertainties that had plagued the economy showed signs of dissipating and the stage was finally set for a full-blown economic recovery. An end to the major military conflicts of the war with Iraq boosted consumer confidence. Corporations began to report significantly higher profits. The Federal Reserve Board cut short-term interest rates to a 45-year low of 1%--and promised to keep rates low until the economy was on solid ground. A tax package provided financial stimulus, which began to work its way into the economy during the summer months. Many economists grew optimistic that official gross domestic product (GDP) figures would reflect this renewed vigor. Yet, no one seemed prepared for how extraordinary that growth might be--8.2% in the third quarter, with estimates of 4% to 5% growth in the fourth quarter. The business sector had finally kicked into gear. Industrial production rose in the second half of 2003 and business spending--especially on technology-related items--showed strength. Even the labor market improved by year-end, with unemployment declining to 5.9% from a peak of 6.4% earlier in the year.

The US financial markets anticipated the economy's rebound and many sectors picked up in advance of the most positive economic news. The US stock market came to life at the end of March. It suffered modest reversals as the period commenced, but generally speaking, the direction was upward. The S&P 500 Index returned 28.68% for the 12-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Foreign stock markets reported even higher gains. The MSCI EAFE Index rose 38.59% and the MSCI AC Free Asia ex Japan Index returned 46.98%.

Most sectors of the US bond market also delivered positive returns for the calendar year, but they experienced extraordinary volatility as interest rates fell to historical lows, rose sharply as the economy improved and then came back down in the final months of 2003. High-yield bonds led the fixed-income markets. In fact, many high-yield bond funds outperformed stocks during the period. The debt of companies that had been beaten down over the past three years got the biggest boost as investors gained confidence that their prospects could improve with a stronger economy and a more accommodating climate in which to refinance debt at lower interest rates. Treasury and mortgage bonds suffered most from the shift in interest rates. Municipal bonds, however, held onto solid gains by the end of the period. Money market fund yields fell below 1%, reflecting historically low short-term interest rates.

The recent rebound in economies and markets around the world serves as a strong reminder that a diversified portfolio offers an investor the opportunity to participate in the returns of a variety of markets over time. We encourage you to speak with your financial professional about the diversification opportunities offered by your annuity. And, we encourage you to read the following reports, which provide more detailed information about the performance and strategies used by individual portfolio managers.

Sincerely,


/s/ Joseph R. Palombo

Joseph R. Palombo
President

                                                     Not FIDC   May Lose Value
                                                     Insured   No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE AT A GLANCE
Liberty Variable Investment Trust

                                                                         AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/03 (%)
                                                                         INCEPTION   1-YEAR   5-YEAR   10-YEAR    LIFE
-----------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INVESTMENT TRUST
Colonial Small Cap Value Fund, Variable Series -- Class B(1)                6/1/00    39.34    12.54        --     8.31
Colonial Strategic Income Fund, Variable Series -- Class B(1)               6/1/00    18.43     6.18        --     7.86
Columbia High Yield Fund, Variable Series -- Class B(1)                    4/14/03    12.32     5.02        --     5.94
Columbia International Fund, Variable Series -- Class B(1)                  6/1/00    35.21     0.26        --     1.58
Columbia Real Estate Equity Fund, Variable Series -- Class B(1)            4/14/03    33.58    12.07        --     8.38
Liberty All-Star Equity Fund, Variable Series -- Class B(1)                 6/1/00    40.73     0.92        --     3.75
Liberty Equity Fund, Variable Series -- Class B(1)                         4/14/03    24.12    -1.70      8.72       --
Liberty Growth & Income Fund, Variable Series -- Class B(1)                 6/1/00    19.66     1.43        --    11.52
Liberty S&P 500 Index Fund, Variable Series -- Class B                     5/30/00    27.68       --        --    -5.33
Liberty Select Value Fund, Variable Series -- Class B                      5/30/00    27.44       --        --     7.67
Newport Tiger Fund, Variable Series -- Class B(1)                           6/1/00    45.19     7.23        --     1.86

Past performance does not guarantee future results. Current performance may be lower or higher than the performance data provided. For current month-end performance information, please contact your insurance company.

(1) Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

TABLE OF CONTENTS
Liberty Variable Investment Trust

PORTFOLIO MANAGERS' DISCUSSIONS
 Colonial Small Cap Value Fund, Variable Series                 2
 Colonial Strategic Income Fund, Variable Series               18
 Columbia High Yield Fund, Variable Series                     39
 Columbia International Fund, Variable Series                  55
 Columbia Real Estate Equity Fund, Variable Series             70
 Liberty All-Star Equity Fund, Variable Series                 83
 Liberty Equity Fund, Variable Series                          99
 Liberty Growth & Income Fund, Variable Series                113
 Liberty S&P 500 Index Fund, Variable Series                  127
 Liberty Select Value Fund, Variable Series                   146
 Newport Tiger Fund, Variable Series                          159

FINANCIAL STATEMENTS
 Colonial Small Cap Value Fund, Variable Series                 4
 Colonial Strategic Income Fund, Variable Series               20
 Columbia High Yield Fund, Variable Series                     41
 Columbia International Fund, Variable Series                  57
 Columbia Real Estate Equity Fund, Variable Series             72
 Liberty All-Star Equity Fund, Variable Series                 85
 Liberty Equity Fund, Variable Series                         101
 Liberty Growth & Income Fund, Variable Series                115
 Liberty S&P 500 Index Fund, Variable Series                  129
 Liberty Select Value Fund, Variable Series                   148
 Newport Tiger Fund, Variable Series                          161

                Must be preceded or accompanied by a prospectus.
                     Columbia Funds Distributor, Inc. 2/2004

LIBERTY VARIABLE INVESTMENT TRUST


Liberty Variable Investment Trust

PORTFOLIO MANAGER'S DISCUSSION
Colonial Small Cap Value Fund, Variable Series / December 31, 2003

Colonial Small Cap Value Fund, Variable Series seeks long-term growth by investing primarily in smaller capitalization equities.

Stephen Barbaro has managed the fund since June 2002.

For the year ended December 31, 2003, the fund delivered strong returns in line with its benchmark, the S&P SmallCap 600/Barra Value Index, as stocks rose sharply. The stock market's gains were propelled by an improving economy, strong consumer spending and continued low interest rates. Small-cap stocks led the market, benefiting from improved prospects that made bankers more willing to offer financing at reasonable rates. Lower-quality stocks dominated the market's gains, as many companies bounced back from the verge of bankruptcy in the first half of the year. Higher-quality stocks regained favor in the second half of the year.

HIGH-QUALITY BIAS AND GOOD SECTOR ALLOCATION HELPED PERFORMANCE

The fund maintained its focus on companies with strong competitive and financial positions, good earnings growth prospects and reasonable stock valuations. Our strategy was rewarded during the period as investors began to move away from more speculative stocks and focused on higher-quality stocks with the potential to do well in a steadily improving economy.

STRONGEST RETURNS CAME FROM ECONOMICALLY-SENSITIVE AND FINANCE STOCKS

The fund's biggest gains came from industrial and technology stocks, both of which had suffered sharp declines during the recession but made strong comebacks as the economy improved. In the industrial sector, the fund benefited from strong stock selection among machinery and equipment, transportation, business services and construction stocks. Within the technology sector, the fund owned a mix of software and hardware names, including semiconductor stocks, which did quite well. Many industrials and technology stocks with overseas sales also benefited from the weak US dollar. The fund was underweight in thrifts and real estate investment trusts, both of which trailed other financials. Our focus was on banks, insurance companies and specialty finance stocks.

DISCIPLINED STOCK SELECTION DRIVES RETURNS FOR HEALTH CARE AND CONSUMER SECTORS

Consumer discretionary and health care stocks generated strong absolute returns for the fund, even though we did not own what turned out to be the best performers in each sector. In the consumer discretionary sector, we maintained our focus on stocks with attractive valuations, which meant we did not hold some of the more expensive stocks that posted the biggest gains. Our investments, which included retailers and restaurants with attractive valuations, did, however, fare well. In the health care sector, we avoided speculative biotechnology stocks, which were especially strong gainers in the first half of the year, as well as hospitals. Our investments included nursing homes, specialty medical facilities and health maintenance organizations, which moved up nicely during the year.

ECONOMY EXPECTED TO PLAY A KEY ROLE IN 2004

We expect the economy to continue to recover in 2004, providing a favorable environment for the stock market. However, we expect that the pace of any gains could slow as the recovery unfolds and interest rates edge higher. We believe small-cap stocks remain reasonably valued and have the potential to participate fully in any rally. We plan to maintain an economically-sensitive tilt to the portfolio, focusing on small-cap companies with strong balance sheets, market leadership positions and good earnings prospects.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

Investing in Colonial Small Cap Value Fund, Variable Series may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

PERFORMANCE INFORMATION
Colonial Small Cap Value Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                                 1-YEAR    5-YEAR    LIFE
-------------------------------------------------------------------------
Class B (6/1/00)                                  39.34     12.54    8.31
S&P SmallCap 600/
  Barra Value Index(1)                            40.06     11.03    7.45

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)                   12/31/02   12/31/03
-------------------------------------------------------------------
Class B                                           10.47     14.22

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/19/98(2) - 12/31/03

Class B: $15,662

                     CLASS B SHARES    S&P SMALL CAP 600/BARRA VALUE INDEX
 5/17/1998                $  10,000                              $  10,000
 5/31/1998                $  10,020                              $  10,000
 6/30/1998                $  10,050                              $   9,995
 7/31/1998                $   9,120                              $   9,070
 8/31/1998                $   7,201                              $   7,434
 9/30/1998                $   7,461                              $   7,829
10/31/1998                $   7,881                              $   8,171
11/30/1998                $   8,401                              $   8,520
12/31/1998                $   8,675                              $   8,855
 1/31/1999                $   8,464                              $   8,753
 2/28/1999                $   7,626                              $   8,040
 3/31/1999                $   7,525                              $   8,009
 4/30/1999                $   8,030                              $   8,707
 5/31/1999                $   8,354                              $   9,055
 6/30/1999                $   8,788                              $   9,604
 7/31/1999                $   8,778                              $   9,454
 8/31/1999                $   8,324                              $   9,057
 9/30/1999                $   8,273                              $   8,891
10/31/1999                $   8,313                              $   8,685
11/30/1999                $   8,545                              $   8,879
12/31/1999                $   9,226                              $   9,123
 1/31/2000                $   8,640                              $   8,656
 2/29/2000                $   9,216                              $   9,047
 3/31/2000                $   9,358                              $   9,381
 4/30/2000                $   9,459                              $   9,446
 5/31/2000                $   9,317                              $   9,292
 6/30/2000                $   9,692                              $   9,559
 7/31/2000                $   9,783                              $   9,747
 8/31/2000                $  10,582                              $  10,317
 9/30/2000                $  10,582                              $  10,296
10/31/2000                $  10,633                              $  10,346
11/30/2000                $   9,864                              $   9,662
12/31/2000                $  10,969                              $  11,026
 1/31/2001                $  11,061                              $  11,899
 2/28/2001                $  10,743                              $  11,397
 3/31/2001                $  10,569                              $  10,923
 4/30/2001                $  11,346                              $  11,581
 5/31/2001                $  11,683                              $  11,877
 6/30/2001                $  11,765                              $  12,332
 7/31/2001                $  11,847                              $  12,216
 8/31/2001                $  11,613                              $  12,019
 9/30/2001                $  10,215                              $  10,298
10/31/2001                $  10,460                              $  10,769
11/30/2001                $  11,165                              $  11,630
12/31/2001                $  11,978                              $  12,470
 1/31/2002                $  12,071                              $  12,703
 2/28/2002                $  12,310                              $  12,648
 3/31/2002                $  13,181                              $  13,747
 4/30/2002                $  13,410                              $  14,310
 5/31/2002                $  12,995                              $  13,767
 6/30/2002                $  12,591                              $  13,152
 7/31/2002                $  11,046                              $  11,013
 8/31/2002                $  11,295                              $  10,999
 9/30/2002                $  10,531                              $  10,190
10/31/2002                $  10,749                              $  10,394
11/30/2002                $  11,581                              $  10,956
12/31/2002                $  11,243                              $  10,665
 1/31/2003                $  10,910                              $  10,225
 2/28/2003                $  10,352                              $   9,847
 3/31/2003                $  10,373                              $   9,816
 4/30/2003                $  11,190                              $  10,704
 5/31/2003                $  12,113                              $  11,702
 6/30/2003                $  12,382                              $  12,050
 7/31/2003                $  13,037                              $  12,639
 8/31/2003                $  13,617                              $  13,247
 9/30/2003                $  13,496                              $  12,812
10/31/2003                $  14,583                              $  13,954
11/30/2003                $  15,161                              $  14,530
12/31/2003                $  15,662                              $  14,940

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The S&P SmallCap 600/Barra Value Index is an unmanaged index that tracks the performance of value stocks, as determined by low price-to-book ratios included in the S&P SmallCap 600 Index. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1)  Index performance is from May 31, 1998.

(2)  Inception date of class A shares (oldest existing share class).

INVESTMENT PORTFOLIO
Colonial Small Cap Value Fund, Variable Series / December 31, 2003

                                                                               SHARES          VALUE
                                                                            -----------   ---------------
COMMON STOCKS--97.4%
CONSUMER DISCRETIONARY--16.0%
AUTO COMPONENTS--1.2%
BorgWarner, Inc.                                                                  4,500   $       382,815
Federal Signal Corp.                                                              5,546            97,166
Modine Manufacturing Co.                                                          6,950           187,511
Standard Motor Products, Inc.                                                    15,800           191,970
                                                                                          ---------------
                                                                                                  859,462
                                                                                          ---------------
HOTELS, RESTAURANTS & LEISURE--3.0%
Bally Total Fitness Holding Corp. (a)                                            29,100           203,700
Bob Evans Farms, Inc.                                                             3,941           127,925
Buffalo Wild Wings, Inc. (a)                                                      5,700           147,915
Landry's Restaurants, Inc.                                                       15,250           392,230
Lone Star Steakhouse & Saloon                                                    20,350           471,713
Prime Hospitality Corp. (a)                                                      25,020           255,204
Scientific Games Corp., Class A (a)                                              27,600           469,476
                                                                                          ---------------
                                                                                                2,068,163
                                                                                          ---------------
HOUSEHOLD DURABLES--1.8%
American Greetings Corp. (a)                                                      7,800           170,586
CSS Industries, Inc.                                                              9,500           294,595
Interface, Inc., Class A (a)                                                     31,400           173,642
Kimball International, Inc., Class B                                             20,500           318,775
Russ Berrie & Co, Inc.                                                            3,200           108,480
Toro Co.                                                                          3,400           157,760
                                                                                          ---------------
                                                                                                1,223,838
                                                                                          ---------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Jakks Pacific, Inc. (a)                                                          19,550           257,278
Johnson Outdoors, Inc. (a)                                                       10,500           157,532
M&F Worldwide Corp. (a)                                                           7,700           102,872
Travis Boats & Motors, Inc. (a)                                                  18,136            11,970
                                                                                          ---------------
                                                                                                  529,652
                                                                                          ---------------
MEDIA--2.4%
Alliance Atlantis
   Communications, Inc. (a)                                                      31,000           474,920
Catalina Marketing Corp. (a)                                                     13,600           274,176
Journal Communications, Inc.,
   Class A                                                                       12,100           224,213
Liberty Corp.                                                                     8,700           393,153
Media General, Inc.                                                               5,100           332,010
                                                                                          ---------------
                                                                                                1,698,472
                                                                                          ---------------
MULTI-LINE RETAIL--0.6%
BJ's Wholesale Club, Inc. (a)                                                     8,200           188,272
ShopKo Stores, Inc. (a)                                                          13,650           208,162
                                                                                          ---------------
                                                                                                  396,434
                                                                                          ---------------
SPECIALTY RETAIL--3.6%
Building Material Holding Corp.                                                   9,100           141,323
Compucom Systems, Inc. (a)                                                       31,997           167,664
Friedman's, Inc.                                                                 21,200           142,252
Gadzooks, Inc. (a)                                                               23,100            35,805
GameStop Corp., Class A (a)                                                      15,000           231,150
Goody's Family Clothing, Inc.                                                    26,300           246,168
Linens 'n Things, Inc. (a)                                                        8,100           243,648
Monro Muffler, Inc. (a)                                                          19,975           399,700
Movie Gallery, Inc.                                                               6,500   $       121,420
Rent-Way, Inc. (a)                                                               43,700           357,903
TBC Corp. (a)                                                                     5,550           143,246
United Rentals, Inc. (a)                                                         14,700           283,122
                                                                                          ---------------
                                                                                                2,513,401
                                                                                          ---------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Delta Apparel, Inc.                                                               6,150           109,532
Hampshire Group Ltd. (a)                                                         10,500           329,385
Kellwood Co.                                                                     13,550           555,550
Maxwell Shoe Co. (a)                                                             21,250           360,612
Russell Corp.                                                                    15,000           263,400
Stride Rite Corp.                                                                18,700           212,806
                                                                                          ---------------
                                                                                                1,831,285
                                                                                          ---------------
CONSUMER STAPLES--3.0%
FOOD & DRUG RETAILING--0.8%
NeighborCare, Inc. (a)                                                           17,100           337,725
Winn-Dixie Stores, Inc.                                                          20,900           207,955
                                                                                          ---------------
                                                                                                  545,680
                                                                                          ---------------
FOOD PRODUCTS--2.0%
Central Garden and Pet Co. (a)                                                    8,400           235,452
Corn Products International, Inc.                                                15,000           516,750
Omega Protein Corp. (a)                                                          21,200           163,664
Ralcorp Holdings, Inc. (a)                                                       16,250           509,600
                                                                                          ---------------
                                                                                                1,425,466
                                                                                          ---------------
TOBACCO--0.2%
Schweitzer-Mauduit
   International, Inc.                                                            4,600           136,988
                                                                                          ---------------

ENERGY--4.5%
ENERGY EQUIPMENT & SERVICES--1.5%
Lufkin Industries, Inc.                                                          12,150           349,798
Universal Compression
   Holdings, Inc. (a)                                                            10,650           278,604
Willbros Group, Inc. (a)                                                         32,540           391,131
                                                                                          ---------------
                                                                                                1,019,533
                                                                                          ---------------
OIL & GAS--3.0%
Harvest Natural Resources, Inc. (a)                                              26,550           264,172
Stone Energy Corp. (a)                                                           10,500           445,725
Vintage Petroleum, Inc.                                                          30,100           362,103
Western Gas Resources, Inc.                                                       5,500           259,875
Westport Resources Corp. (a)                                                     15,650           467,309
Whiting Petroleum Corp. (a)                                                      16,300           299,920
                                                                                          ---------------
                                                                                                2,099,104
                                                                                          ---------------
FINANCIALS--22.4%
BANKS--11.0%
BancFirst Corp.                                                                   1,900           111,534
BancorpSouth, Inc.                                                               14,100           334,452
BancTrust Financial Group, Inc.                                                   4,942            79,171
Bank of Granite Corp.                                                            13,500           294,030

                       See Notes to Investment Portfolio.

                                                                               SHARES          VALUE
                                                                            -----------   ---------------
Bryn Mawr Bank Corp.                                                             16,700   $       408,983
Capitol Bancorp Ltd.                                                              6,100           173,240
Chemical Financial Corp.                                                         13,467           490,064
Chittenden Corp.                                                                 15,400           518,056
Community First Bankshares, Inc.                                                 10,650           308,211
Community Trust Bancorp, Inc.                                                     8,284           250,177
Corus Bankshares, Inc.                                                           14,300           451,308
First Citizens BancShares, Inc.                                                   2,200           267,366
First Financial Bankshares, Inc.                                                  6,875           286,687
Greater Bay Bancorp                                                              10,900           310,432
Hancock Holding Co.                                                               3,200           174,624
MainSource Financial Group, Inc.                                                  5,445           166,998
MASSBANK Corp.                                                                    4,600           195,960
Merchants Bancshares, Inc.                                                       10,900           332,995
MetroCorp. Bancshares, Inc.                                                       2,150            32,014
Mid-State Bancshares                                                             19,350           492,264
Northrim BanCorp., Inc.                                                          10,000           229,500
Omega Financial Corp.                                                             2,300            88,527
Riggs National Corp.                                                             21,480           355,064
S.Y. Bancorp, Inc.                                                                2,000            41,120
Simmons First National Corp.                                                     10,000           279,000
Sterling Bancshares, Inc.                                                        15,200           202,616
Trico Bancshares                                                                 13,750           433,950
Whitney Holding Corp.                                                             7,900           323,821
                                                                                          ---------------
                                                                                                7,632,164
                                                                                          ---------------
DIVERSIFIED FINANCIALS--2.2%
Cash America International, Inc.                                                 25,240           534,583
LaBranche & Co, Inc.                                                             17,300           201,891
Metris Companies, Inc.                                                           41,400           183,816
MFC Bancorp Ltd. (a)                                                             33,400           614,560
                                                                                          ---------------
                                                                                                1,534,850
                                                                                          ---------------
INSURANCE--4.0%
AmerUs Group Co.                                                                  5,500           192,335
CNA Surety Corp. (a)                                                             16,300           155,013
Commerce Group, Inc.                                                              6,900           272,550
Delphi Financial Group                                                           14,286           514,296
Horace Mann Educators Corp.                                                      16,400           229,108
Kansas City Life Insurance Co.                                                    1,600            73,920
Navigators Group, Inc. (a)                                                        6,400           197,568
Phoenix Companies, Inc.                                                          34,650           417,186
RLI Corp.                                                                        10,000           374,600
State Auto Financial Corp.                                                       10,250           239,748
Universal American Financial
   Corp. (a)                                                                     14,100           139,731
                                                                                          ---------------
                                                                                                2,806,055
                                                                                          ---------------
REAL ESTATE--5.2%
American Financial Realty
   Trust, REIT                                                                    6,600           112,530
Boykin Lodging Co., REIT                                                         27,700           253,455
EastGroup Properties, Inc., REIT                                                 10,150           328,657
Equity One, Inc., REIT                                                           16,200           273,456
First Potomac Realty Trust, REIT (a)                                              6,200           116,188
Getty Realty Corp.                                                               10,750           281,112
Gladstone Commercial Corp.                                                       13,000           219,050
Keystone Property Trust, REIT                                                    10,950   $       241,886
Mid-America Apartment
   Communities, Inc., REIT                                                       10,750           360,985
Nationwide Health
   Properties, Inc., REIT                                                        17,750           347,012
PS Business Parks, Inc., REIT                                                    11,500           474,490
Tanger Factory Outlet
   Centers, Inc., REIT                                                            4,000           162,800
Universal Health Reality Income
   Trust, REIT                                                                    7,200           216,720
Urstadt Biddle Properties, REIT                                                  15,900           224,985
                                                                                          ---------------
                                                                                                3,613,326
                                                                                          ---------------

HEALTH CARE--4.4%
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Sola International, Inc. (a)                                                     10,000           188,000
                                                                                          ---------------
HEALTH CARE PROVIDERS & SERVICES--4.1%
Chronimed, Inc. (a)                                                              21,800           184,864
Cross Country Healthcare, Inc. (a)                                               15,500           231,260
Genesis HealthCare Corp. (a)                                                      8,500           193,630
Hooper Holmes, Inc.                                                              16,700           103,206
Kindred Healthcare, Inc. (a)                                                      9,100           473,018
MAXIMUS, Inc. (a)                                                                 5,500           215,215
Pediatrix Medical Group, Inc. (a)                                                 7,900           435,211
Province Healthcare Co. (a)                                                      10,900           174,400
Stewart Enterprises, Inc. (a)                                                    51,400           291,952
US Oncology, Inc. (a)                                                            53,070           571,033
                                                                                          ---------------
                                                                                                2,873,789
                                                                                          ---------------

INDUSTRIALS--19.6%
AEROSPACE & DEFENSE--2.4%
AAR Corp. (a)                                                                    21,223           317,284
Armor Holdings, Inc. (a)                                                          8,500           223,635
Herley Industries, Inc. (a)                                                      11,500           238,050
InVision Technologies, Inc. (a)                                                   8,700           292,059
Ladish Co., Inc. (a)                                                             24,350           197,503
Precision Castparts Corp.                                                         9,400           426,854
                                                                                          ---------------
                                                                                                1,695,385
                                                                                          ---------------
AIR FREIGHT & LOGISTICS--0.6%
HUB Group, Inc., Class A (a)                                                      2,456            52,902
Ryder System, Inc.                                                               11,200           382,480
                                                                                          ---------------
                                                                                                  435,382
                                                                                          ---------------
AIRLINES--0.8%
Atlantic Coast Airlines
   Holdings, Inc. (a)                                                            14,300           141,570
MAIR Holdings, Inc. (a)                                                          13,050            95,004
Skywest, Inc.                                                                    17,100           309,852
                                                                                          ---------------
                                                                                                  546,426
                                                                                          ---------------
BUILDING PRODUCTS--1.8%
Hughes Supply, Inc.                                                               6,600           327,492
Jacuzzi Brands, Inc. (a)                                                         29,800           211,282
NCI Building Systems, Inc. (a)                                                   12,500           298,750
Watsco, Inc.                                                                     18,950           430,734
                                                                                          ---------------
                                                                                                1,268,258
                                                                                          ---------------

                       See Notes to Investment Portfolio.

                                                                               SHARES          VALUE
                                                                            -----------   ---------------
COMMERCIAL SERVICES & SUPPLIES--6.5%
ActivCard Corp. (a)                                                              26,500   $       208,820
Angelica Corp.                                                                    7,200           158,400
Casella Waste Systems, Inc. (a)                                                  38,700           529,803
Century Business Services, Inc. (a)                                              43,000           192,210
Consolidated Graphics, Inc. (a)                                                  16,050           506,859
Danka Business Systems, ADR (a)                                                  41,900           184,360
Electro Rent Corp. (a)                                                            7,050            94,047
First Consulting Group, Inc. (a)                                                 17,027            95,862
Healthcare Services Group, Inc.                                                  13,700           264,273
Imagistics International, Inc. (a)                                               17,750           665,625
Ionics, Inc. (a)                                                                  9,700           308,945
Lightbridge. Inc. (a)                                                            16,399           149,231
MPS Group, Inc. (a)                                                              60,100           561,935
NCO Group, Inc. (a)                                                              10,900           248,193
RemedyTemp, Inc., Class A (a)                                                       685             7,473
SourceCorp. (a)                                                                  10,900           279,367
Teletech Holdings, Inc. (a)                                                       3,132            35,392
                                                                                          ---------------
                                                                                                4,490,795
                                                                                          ---------------
CONSTRUCTION & ENGINEERING--1.7%
Comfort Systems USA, Inc. (a)                                                    36,550           200,294
EMCOR Group, Inc. (a)                                                             5,200           228,280
MasTec, Inc. (a)                                                                  6,600            97,746
Quanta Services, Inc. (a)                                                        10,900            79,570
Shaw Group, Inc. (a)                                                             17,850           243,117
Washington Group
   International, Inc. (a)                                                       10,200           346,494
                                                                                          ---------------
                                                                                                1,195,501
                                                                                          ---------------
ELECTRICAL EQUIPMENT--2.0%
C&D Technologies, Inc.                                                           15,800           302,886
Genlyte Group, Inc. (a)                                                           6,100           356,118
Tecumseh Products Co.                                                             7,400           358,382
Woodward Governor Co.                                                             6,000           340,980
                                                                                          ---------------
                                                                                                1,358,366
                                                                                          ---------------
MACHINERY--2.9%
Alamo Group, Inc.                                                                 7,700           117,502
Briggs & Stratton                                                                 5,600           377,440
Esterline Technologies Corp. (a)                                                 15,800           421,386
Harsco Corp.                                                                     12,200           534,604
Kadant, Inc. (a)                                                                 16,000           346,400
UNOVA, Inc. (a)                                                                   8,900           204,255
                                                                                          ---------------
                                                                                                2,001,587
                                                                                          ---------------
ROAD & RAIL--0.9%
Covenant Transport, Inc. (a)                                                     12,350           234,773
Dollar Thrifty Automotive
   Group, Inc. (a)                                                               10,800           280,152
U.S. Xpress Enterprises, Inc.,
   Class A (a)                                                                    7,400            90,650
                                                                                          ---------------
                                                                                                  605,575
                                                                                          ---------------

INFORMATION TECHNOLOGY--14.9%
COMMUNICATIONS EQUIPMENT--3.0%
Advanced Fibre
   Communications, Inc. (a)                                                      17,100           344,565
Anaren, Inc. (a)                                                                 21,900           309,228
Andrew Corp. (a)                                                                 25,915   $       298,282
Black Box Corp.                                                                   6,600           304,062
Cable Design Technologies Corp. (a)                                              20,900           187,891
McDATA Corp., Class A (a)                                                        25,900           246,827
Optical Communication
   Products, Inc. (a)                                                            43,100           159,470
Tollgrade Communications, Inc. (a)                                               13,350           234,026
                                                                                          ---------------
                                                                                                2,084,351
                                                                                          ---------------
COMPUTERS & PERIPHERALS--1.4%
Advanced Digital Information
   Corp. (a)                                                                      4,500            63,000
Electronics for Imaging, Inc. (a)                                                11,200           291,424
Imation Corp.                                                                     3,000           105,450
Innovex, Inc. (a)                                                                20,700           174,501
Intergraph Corp. (a)                                                              6,866           164,235
Iomega Corp. (a)                                                                 29,500           176,410
                                                                                          ---------------
                                                                                                  975,020
                                                                                          ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.4%
Analogic Corp.                                                                    4,600           188,600
Anixter International, Inc. (a)                                                   6,750           174,690
Benchmark Electronics, Inc. (a)                                                   6,100           212,341
Checkpoint Systems, Inc. (a)                                                     16,600           313,906
MTS Systems Corp.                                                                18,150           349,024
NU Horizons Electronics Corp. (a)                                                27,700           271,460
OSI Systems, Inc. (a)                                                            10,900           209,389
Planar Systems, Inc. (a)                                                          8,000           194,560
Plexus Corp. (a)                                                                  8,400           144,228
Vishay Intertechnology, Inc. (a)                                                 14,200           325,180
                                                                                          ---------------
                                                                                                2,383,378
                                                                                          ---------------
INFORMATION TECHNOLOGY CONSULTING &
   SERVICES--1.5%
Acxiom Corp. (a)                                                                 16,100           298,977
Agilysys, Inc.                                                                   13,350           148,852
American Management
   Systems, Inc. (a)                                                             18,900           284,823
Computer Horizons Corp. (a)                                                      30,500           119,865
Inforte Corp. (a)                                                                20,900           173,261
                                                                                          ---------------
                                                                                                1,025,778
                                                                                          ---------------
INTERNET SOFTWARE & SERVICES--1.3%
Equinix, Inc. (a)                                                                18,400           518,880
Keynote Systems, Inc. (a)                                                        21,100           251,090
Modem Media, Inc. (a)                                                            19,700           160,949
                                                                                          ---------------
                                                                                                  930,919
                                                                                          ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.3%
Dupont Photomasks, Inc. (a)                                                      11,950           288,473
Exar Corp. (a)                                                                   16,800           286,944
FSI International, Inc. (a)                                                      17,300           127,674
Pericom Semiconductor Corp. (a)                                                  16,800           179,088
                                                                                          ---------------
                                                                                                  882,179
                                                                                          ---------------
SOFTWARE--3.0%
Captaris, Inc. (a)                                                               30,800           173,096
Group 1 Software, Inc. (a)                                                       15,700           276,634
Internet Security Systems, Inc. (a)                                              15,700           295,631
Lawson Software, Inc. (a)                                                        20,900           172,007
MSC.Software Corp. (a)                                                           27,100           256,095

                       See Notes to Investment Portfolio.

                                                                               SHARES          VALUE
                                                                            -----------   ---------------
PLATO Learning, Inc. (a)                                                         40,562   $       427,929
Sybase, Inc. (a)                                                                 12,900           265,482
Transaction Systems
   Architects, Inc. (a)                                                           8,100           183,303
                                                                                          ---------------
                                                                                                2,050,177
                                                                                          ---------------

MATERIALS--8.0%
CHEMICALS--3.2%
Cytec Industries, Inc. (a)                                                        8,200           314,798
HB Fuller Co.                                                                     9,500           282,530
Hercules, Inc. (a)                                                               12,100           147,620
Lubrizol Corp.                                                                   11,800           383,736
Minerals Technologies, Inc.                                                       6,100           361,425
Schulman (A.), Inc.                                                              12,450           265,434
Sensient Technologies Corp.                                                      12,300           243,171
Stepan Co.                                                                        7,500           192,375
                                                                                          ---------------
                                                                                                2,191,089
                                                                                          ---------------
CONSTRUCTION MATERIALS--1.0%
AMCOL International Corp.                                                        11,200           227,360
Centex Construction Products, Inc.                                                7,900           476,133
                                                                                          ---------------
                                                                                                  703,493
                                                                                          ---------------
CONTAINERS & PACKAGING--1.0%
Aptargroup, Inc.                                                                  7,200           280,800
Greif, Inc., Class A                                                             12,050           427,895
                                                                                          ---------------
                                                                                                  708,695
                                                                                          ---------------
METALS & MINING--2.4%
Carpenter Technology Corp.                                                       17,100           505,647
Peabody Energy Corp.                                                             19,150           798,746
RTI International Metals, Inc. (a)                                               21,650           365,236
                                                                                          ---------------
                                                                                                1,669,629
                                                                                          ---------------
PAPER & FOREST PRODUCTS--0.4%
Glatfelter                                                                        9,100           113,295
Mercer International, Inc. (a)                                                   21,200           135,256
                                                                                          ---------------
                                                                                                  248,551
                                                                                          ---------------

TELECOMMUNICATION SERVICES--0.6%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
North Pittsburgh Systems, Inc.                                                   12,800           242,048
                                                                                          ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Price Communications Corp. (a)                                                   15,700           215,561
                                                                                          ---------------

UTILITIES--4.0%
ELECTRIC UTILITIES--3.0%
Central Vermont Public Service Corp.                                             18,000           423,000
CH Energy Group, Inc.                                                            12,100           567,490
El Paso Electric Co. (a)                                                         20,500           273,675
Maine & Maritimes Corp.                                                           3,900           136,539
MGE Energy, Inc.                                                                  7,100           223,721
Northeast Utilities                                                              14,500           292,465
Otter Tail Corp.                                                                  6,400           171,072
                                                                                          ---------------
                                                                                                2,087,962
                                                                                          ---------------
GAS UTILITIES--1.0%
Cascade Natural Gas Corp.                                                         7,800   $       164,502
MDU Resources Group, Inc.                                                         7,400           176,194
Northwest Natural Gas Co.                                                         5,800           178,350
WGL Holdings, Inc.                                                                6,200           172,298
                                                                                          ---------------
                                                                                                  691,344
                                                                                          ---------------
TOTAL COMMON STOCKS
   (cost of $58,803,952)                                                                       67,683,111
                                                                                          ---------------

SINGLE PURPOSE TRUST--0.0%
MATERIALS--0.0%
PAPER & FOREST PRODUCTS--0.0%
PRT Forest Regeneration
   Income Fund (a)
   (cost of $16,809)                                                              2,599            18,100
                                                                                          ---------------

                                                                                PAR
                                                                            -----------
SHORT-TERM OBLIGATION--2.7%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 12/31/03, due 01/02/04 at
   0.780%, collateralized by a
   U.S. Treasury Bond maturing
   05/15/18, market value $1,889,081
   (repurchase proceeds $1,846,080)
   (cost of $1,846,000)                                                     $ 1,846,000         1,846,000
                                                                                          ---------------
TOTAL INVESTMENTS--100.1%
   (cost of $60,666,761) (b)                                                                   69,547,211
                                                                                          ---------------
OTHER ASSETS & LIABILITIES, NET--(0.1)%                                                           (79,078)
                                                                                          ---------------
NET ASSETS--100.0%                                                                        $    69,468,133
                                                                                          ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is $60,661,428.

     ACRONYM                  NAME
     -------                  ----
      ADR         American Depositary Receipt
      REIT        Real Estate Investment Trust

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Colonial Small Cap Value Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                                          $    60,666,761
                                                                              ---------------
Investments, at value                                                         $    69,547,211
Cash                                                                                      872
Foreign currency (cost of $286)                                                           286
Receivable for:
   Investments sold                                                                   104,407
   Fund shares sold                                                                 1,214,011
   Interest                                                                                40
   Dividends                                                                           50,462
   Expense reimbursement due from Investment Advisor/Distributor                       43,117
Deferred Trustees' compensation plan                                                    3,463
                                                                              ---------------
      TOTAL ASSETS                                                                 70,963,869
                                                                              ---------------
LIABILITIES:
Payable for:
   Investments purchased                                                            1,197,209
   Fund shares repurchased                                                            207,776
   Investment advisory fee                                                             42,609
   Transfer agent fee                                                                     624
   Pricing and bookkeeping fees                                                         2,857
   Trustees' fees                                                                         413
   Audit fee                                                                           22,010
   Custody fee                                                                          3,256
   Distribution fee--Class B                                                           11,150
Deferred Trustees' fees                                                                 3,463
Other liabilities                                                                       4,369
                                                                              ---------------
      TOTAL LIABILITIES                                                             1,495,736
                                                                              ---------------
NET ASSETS                                                                    $    69,468,133
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $    59,263,006
Undistributed net investment income                                                    26,748
Accumulated net realized gain                                                       1,297,929
Net unrealized appreciation on investments                                          8,880,450
                                                                              ---------------
NET ASSETS                                                                    $    69,468,133
                                                                              ===============
CLASS A:
Net assets                                                                    $    10,738,479
Shares outstanding                                                                    754,473
                                                                              ===============
Net asset value per share                                                     $         14.23
                                                                              ===============
CLASS B:
Net assets                                                                    $    58,729,654
Shares outstanding                                                                  4,129,378
                                                                              ===============
Net asset value per share                                                     $         14.22
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Colonial Small Cap Value Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                                     $       495,828
Interest                                                                                8,997
                                                                              ---------------
   Total Investment Income (net of foreign taxes withheld of $1,250)                  504,825
                                                                              ---------------
EXPENSES:
Investment advisory fee                                                               243,991
Distribution fee--Class B                                                              54,357
Transfer agent fee                                                                      7,500
Pricing and bookkeeping fees                                                           16,947
Trustees' fees                                                                          7,533
Custody fee                                                                            43,488
Audit fee                                                                              34,317
Other expenses                                                                         16,131
                                                                              ---------------
   Total Expenses                                                                     424,264
Fees and expenses waived or reimbursed by Investment Advisor                          (33,956)
Fees reimbursed by Distributor--Class B                                               (54,357)
Custody earnings credit                                                                   (57)
                                                                              ---------------
   Net Expenses                                                                       335,894
                                                                              ---------------
Net Investment Income                                                                 168,931
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
   Investments                                                                      2,016,791
   Foreign currency transactions                                                          213
                                                                              ---------------
      Net realized gain                                                             2,017,004
                                                                              ---------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                      9,341,975
   Foreign currency translations                                                           23
                                                                              ---------------
      Net change in unrealized appreciation/depreciation                            9,341,998
                                                                              ---------------
Net Gain                                                                           11,359,002
                                                                              ---------------
Net Increase in Net Assets from Operations                                    $    11,527,933
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Colonial Small Cap Value Fund, Variable Series

                                                                                           YEAR ENDED        YEAR ENDED
                                                                                          DECEMBER 31,      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                            2003              2002
----------------------------------                                                      ---------------   ---------------
OPERATIONS:
Net investment income                                                                   $       168,931   $        37,492
Net realized gain on investments and foreign currency transactions                            2,017,004         1,098,128
Net change in unrealized appreciation/depreciation on investments and
  foreign currency translations                                                               9,341,998        (2,952,616)
                                                                                        ---------------   ---------------
      Net Increase (Decrease) from Operations                                                 1,527,933        (1,816,996)
                                                                                        ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                                                       (22,479)           (8,389)
  Class B                                                                                      (119,531)          (12,808)
From net realized gains:
  Class A                                                                                      (238,640)         (263,235)
  Class B                                                                                      (908,385)         (401,913)
                                                                                        ---------------   ---------------
  Total Distributions Declared to Shareholders                                               (1,289,035)         (686,345)
                                                                                        ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                                               2,010,453         4,146,927
  Distributions reinvested                                                                      259,626           271,624
  Redemptions                                                                                (2,180,602)       (4,761,716)
                                                                                        ---------------   ---------------
      Net Increase (Decrease)                                                                    89,477          (343,165)
                                                                                        ---------------   ---------------
Class B:
  Subscriptions                                                                              40,839,812         6,130,731
  Distributions reinvested                                                                    1,029,409           414,721
  Redemptions                                                                                (2,701,725)       (2,107,183)
                                                                                        ---------------   ---------------
      Net Increase                                                                           39,167,496         4,438,269
                                                                                        ---------------   ---------------
Net Increase from Share Transactions                                                         39,256,973         4,095,104
                                                                                        ---------------   ---------------
Total Increase in Net Assets                                                                 49,495,871         1,591,763
NET ASSETS:
Beginning of period                                                                          19,972,262        18,380,499
                                                                                        ---------------   ---------------
End of period (including undistributed net investment income of $26,748 and
  $4,356, respectively)                                                                 $    69,468,133   $    19,972,262
                                                                                        ===============   ===============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                                                 173,870           350,768
  Issued for distributions reinvested                                                            19,197            25,946
  Redemptions                                                                                  (191,845)         (433,274)
                                                                                        ---------------   ---------------
      Net Increase (Decrease)                                                                     1,222           (56,560)
                                                                                        ---------------   ---------------
Class B:
  Subscriptions                                                                               3,132,027           524,962
  Issued for distributions reinvested                                                            74,615            39,619
  Redemptions                                                                                  (230,723)         (191,963)
                                                                                        ---------------   ---------------
      Net Increase                                                                            2,975,919           372,618
                                                                                        ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Colonial Small Cap Value Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Colonial Small Cap Value Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth by investing primarily in smaller capitalization stocks of U.S. companies.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   FOREIGN CURRENCY TRANSACTIONS--The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

   For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for foreign currency transactions, distribution reclassifications and Real Estate Investment Trust ("REIT") adjustments were identified and reclassified among the components of the Fund's net assets as follows:

         UNDISTRIBUTED
         NET INVESTMENT       ACCUMULATED       PAID-IN
             INCOME        NET REALIZED GAIN    CAPITAL
         --------------    -----------------    -------
           $ (4,529)            $  4,529         $ --

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                 DECEMBER 31,   DECEMBER 31,
                                    2003            2002
                                 -----------    ------------
Distributions paid from:
   Ordinary Income*              $   977,202    $     86,968
   Long-Term Capital Gains           311,833         599,377

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

          UNDISTRIBUTED      UNDISTRIBUTED
            ORDINARY           LONG-TERM       NET UNREALIZED
             INCOME          CAPITAL GAINS     APPRECIATION*
          -------------     ---------------    --------------
           $ 1,050,494         $  266,278       $ 8,885,783

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales and REIT adjustments.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation                  $   9,914,329
     Unrealized depreciation                     (1,028,546)
                                              -------------
     Net unrealized appreciation              $   8,885,783
                                              =============

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Liberty Advisory Services Corp., the previous investment advisor to the Fund, and Colonial Management Associates, Inc., the previous sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS            FEE RATE
------------------------            --------
First $500 million                    0.80%
Next $500 million                     0.75%
Over $1 billion                       0.70%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee at the annual rate of 0.80% of the Fund's average daily net assets.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.80%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation

("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.055%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $7,500.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 1.10% annually of the Fund's average daily net assets. The Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $53,708,618 and $17,135,780, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

FINANCIAL HIGHLIGHTS
Colonial Small Cap Value Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                                      PERIOD
                                                                    YEAR ENDED DECEMBER 31,           ENDED
                                                               --------------------------------    DECEMBER 31,
                                                                 2003        2002        2001        2000 (a)
                                                               --------    --------    --------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.47    $  11.55    $  10.73    $       9.21
                                                               --------    --------    --------    ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                          0.07        0.02        0.02            0.06
Net realized and unrealized gain (loss) on investments and
   foreign currency                                                4.03       (0.73)       0.97            1.57
                                                               --------    --------    --------    ------------
     Total from Investment Operations                              4.10       (0.71)       0.99            1.63
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        (0.03)      (0.01)      (0.02)          (0.05)
From net realized gains                                           (0.32)      (0.36)      (0.15)          (0.06)
                                                               --------    --------    --------    ------------
     Total Distributions Declared to Shareholders                 (0.35)      (0.37)      (0.17)          (0.11)
                                                               --------    --------    --------    ------------
NET ASSET VALUE, END OF PERIOD                                 $  14.22    $  10.47    $  11.55    $      10.73
                                                               ========    ========    ========    ============
Total return (c)(d)(e)                                            39.34%      (6.14)%      9.20%          17.72%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                       1.10%       1.10%       1.10%           1.10%(h)
Net investment income (g)                                          0.54%       0.18%       0.22%           1.01%(h)
Waiver/reimbursement                                               0.36%       0.29%       0.47%           1.07%(h)
Portfolio turnover rate                                              55%        125%         56%             54%
Net assets, end of period (000's)                              $ 58,730    $ 12,080    $  9,020    $      3,469

(a) For the period from commencement of operation on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Investment Advisor and/or Distributor not waived a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

REPORT OF INDEPENDENT AUDITORS


To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Colonial Small Cap Value Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Colonial Small Cap Value Fund, Variable Series (the "Fund") (a series of Liberty Variable Investment Trust) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

55.39% of the ordinary income distributed by the Fund, for the year ended December 31, 2003, qualifies for the corporate dividends received deduction.

For the fiscal year ended December 31, 2003, the Fund designates long-term capital gains of $443,998.

PORTFOLIO MANAGER'S DISCUSSION
Colonial Strategic Income Fund, Variable Series / December 31, 2003

Colonial Strategic Income Fund, Variable Series seeks current income consistent with prudent risk and maximum total return.

Laura A. Ostrander is the fund's portfolio manager and has managed or co-managed the fund since September 2000.

FUND BENEFITED FROM SURGING HIGH-YIELD MARKET

The fund set the stage for strong performance in 2003 by reducing its position in US Treasuries and increasing holdings in high-yield securities. Our motivation for this move was that Treasury yields had hit new lows in September 2002, and we believed that the spread between the yield on Treasuries and those offered by high-yield bonds was excessively wide, especially in light of the potential for an improving economy.

   When a genuine economic recovery took shape in 2003, investors became increasingly willing to assume the risks of lower quality bonds in return for their significantly higher yields. And as money became more available to the high-yield sector, issuers were able to improve their balance sheets by refinancing their bank debt and reissuing debt at more favorable terms. The result was a narrowing of yield spreads that resulted in one of the best years ever for the high-yield sector. The CSFB High Yield Index, a measure of the high-yield market, rose 27% for 2003. For the year ended December 31, 2003, the fund outperformed its benchmark, the Lehman Brothers Government/Credit Bond Index, due to the fund's investment in high yield and foreign government bonds, both of which outperformed the US Government bond and US investment grade corporate bond sectors included in the benchmark. The bonds of beleaguered sectors such as telecom and electric utilities did especially well. The fund's investments in Charter Communications, AES and Calpine (0.7%, 0.3% and 0.3% of net assets, respectively) in these sectors also aided the fund's performance.

STRONG RETURNS FROM FOREIGN BONDS

The fund also benefited from its ongoing commitment to foreign bonds. Among emerging markets, one particularly important holding for the fund was Brazil, where a newly elected president gained investor confidence by appointing a pro-market cabinet and initiating fiscal reforms. Russia was another important fund holding. Russian bonds benefited from high oil prices, sound fiscal policy, relative government stability and improving economic prospects.

   The weakness of the US dollar contributed to the superior performance of many other foreign markets. Bonds denominated in the Euro, the South African rand and the Canadian, Australian and New Zealand dollars were all pushed higher in dollar terms because of the appreciation of the underlying currency. Treasuries were the worst performing major asset class for the year. Although they posted strong gains during the first half of 2003, July and August were difficult months for high quality, interest rate-sensitive bonds, which as a group eked out only modest positive total returns for the year.

FUND POSITIONED FOR A RECOVERING ECONOMY

We anticipate that the US economy will continue to be a major driver of global growth during 2004. Although economic recovery is clearly underway in the US, we agree with the consensus opinion that the Federal Reserve is unlikely to raise short-term interest rates in the near future because core inflation remains extremely low and it is essential to maintain a relatively easy and generous money flow within the economy to ensure sustainable growth. A substantial current account deficit and growing fiscal deficit in the US is also likely to continue to put pressure on the dollar. At some point the government may address the fiscal deficit by cutting spending, but any such effort is likely to be delayed by election year considerations.

   With yields expected to remain in a fairly tight range, and with signs of growth in the US and abroad, we continue to be favorably disposed to the high-yield and emerging markets. At the end of the year, the fund held 39% of its net assets in high-yield bonds, 33% in foreign government bonds, 24% in US government securities and a small balance in short-term instruments and other securities.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change.

Holdings are disclosed as of December 31, 2003, and are subject to change.

PERFORMANCE INFORMATION
Colonial Strategic Income Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                1-YEAR      5-YEAR      LIFE
--------------------------------------------------------------
Class B (6/1/00)                18.43         6.18      7.86
Lehman Brothers Government/
  Credit Bond Index(1)           4.67         6.66      7.84
JP Morgan Global
  High Yield Index(2)           27.50         5.99      8.15

NET ASSET VALUE PER SHARE ($)       12/31/02   12/31/03
-------------------------------------------------------
Class B                               8.89       9.80

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/5/94(3) - 12/31/03

Class B: $20,512

                                            LEHMAN BROTHERS           JP MORGAN GLOBAL
                        CLASS B SHARES   GOVERNMENT/CREDIT INDEX      HIGH YIELD INDEX
  7/5/1991                  $  10,000           $  10,000               $  10,000
 7/31/1994                  $  10,080           $  10,168               $  10,015
 8/31/1994                  $  10,130           $  10,172               $  10,055
 9/30/1994                  $  10,091           $  10,018               $  10,054
10/31/1994                  $  10,131           $  10,007               $  10,069
11/30/1994                  $  10,021           $   9,989               $   9,976
12/31/1994                  $  10,110           $  10,055               $  10,276
 1/31/1995                  $  10,244           $  10,248               $  10,407
 2/28/1995                  $  10,492           $  10,486               $  10,778
 3/31/1995                  $  10,678           $  10,556               $  10,887
 4/30/1995                  $  10,875           $  10,704               $  11,168
 5/31/1995                  $  11,174           $  11,153               $  11,486
 6/30/1995                  $  11,225           $  11,242               $  11,532
 7/31/1995                  $  11,328           $  11,198               $  11,712
 8/31/1995                  $  11,328           $  11,341               $  11,757
 9/30/1995                  $  11,524           $  11,457               $  11,897
10/31/1995                  $  11,679           $  11,626               $  12,008
11/30/1995                  $  11,792           $  11,817               $  12,086
12/31/1995                  $  11,959           $  11,991               $  12,282
 1/31/1996                  $  12,134           $  12,065               $  12,515
 2/29/1996                  $  12,036           $  11,810               $  12,590
 3/31/1996                  $  11,982           $  11,710               $  12,549
 4/30/1996                  $  12,036           $  11,630               $  12,626
 5/31/1996                  $  12,046           $  11,610               $  12,722
 6/30/1996                  $  12,122           $  11,764               $  12,777
 7/31/1996                  $  12,220           $  11,791               $  12,863
 8/31/1996                  $  12,362           $  11,762               $  13,053
 9/30/1996                  $  12,612           $  11,971               $  13,362
10/31/1996                  $  12,807           $  12,250               $  13,485
11/30/1996                  $  13,112           $  12,476               $  13,734
12/31/1996                  $  13,134           $  12,337               $  13,880
 1/31/1997                  $  13,099           $  12,352               $  13,990
 2/28/1997                  $  13,195           $  12,378               $  14,231
 3/31/1997                  $  13,005           $  12,231               $  13,999
 4/30/1997                  $  13,171           $  12,409               $  14,130
 5/31/1997                  $  13,386           $  12,525               $  14,457
 6/30/1997                  $  13,576           $  12,675               $  14,648
 7/31/1997                  $  13,898           $  13,063               $  15,037
 8/31/1997                  $  13,803           $  12,916               $  15,046
 9/30/1997                  $  14,101           $  13,119               $  15,346
10/31/1997                  $  14,125           $  13,329               $  15,324
11/30/1997                  $  14,197           $  13,400               $  15,462
12/31/1997                  $  14,335           $  13,540               $  15,601
 1/31/1998                  $  14,566           $  13,731               $  15,843
 2/28/1998                  $  14,604           $  13,704               $  15,965
 3/31/1998                  $  14,706           $  13,746               $  16,126
 4/30/1998                  $  14,771           $  13,815               $  16,207
 5/31/1998                  $  14,836           $  13,963               $  16,230
 6/30/1998                  $  14,861           $  14,105               $  16,264
 7/31/1998                  $  14,990           $  14,117               $  16,400
 8/31/1998                  $  14,435           $  14,392               $  15,338
 9/30/1998                  $  14,757           $  14,803               $  15,322
10/31/1998                  $  14,782           $  14,698               $  14,993
11/30/1998                  $  15,207           $  14,787               $  15,819
12/31/1998                  $  15,198           $  14,824               $  15,754
 1/31/1999                  $  15,321           $  14,929               $  15,943
 2/28/1999                  $  15,143           $  14,573               $  15,862
 3/31/1999                  $  15,349           $  14,646               $  16,057
 4/30/1999                  $  15,555           $  14,683               $  16,465
 5/31/1999                  $  15,239           $  14,532               $  13,567
 6/30/1999                  $  15,253           $  14,487               $  16,230
 7/31/1999                  $  15,239           $  14,446               $  16,235
 8/31/1999                  $  15,184           $  14,435               $  16,073
 9/30/1999                  $  15,266           $  14,564               $  15,957
10/31/1999                  $  15,266           $  14,602               $  15,869
11/30/1999                  $  15,362           $  14,594               $  16,128
12/31/1999                  $  15,468           $  14,505               $  16,286
 1/31/2000                  $  15,320           $  14,500               $  16,224
 2/29/2000                  $  15,513           $  14,681               $  16,289
 3/31/2000                  $  15,454           $  14,894               $  16,012
 4/30/2000                  $  15,321           $  14,821               $  16,009
 5/31/2000                  $  15,188           $  14,808               $  15,782
 6/30/2000                  $  15,470           $  15,110               $  16,092
 7/31/2000                  $  15,589           $  15,270               $  16,234
 8/31/2000                  $  15,737           $  15,486               $  16,359
 9/30/2000                  $  15,566           $  15,544               $  16,145
10/31/2000                  $  15,268           $  15,642               $  15,672
11/30/2000                  $  15,016           $  15,910               $  15,073
12/31/2000                  $  15,479           $  16,223               $  15,338
 1/31/2001                  $  16,120           $  16,496               $  16,268
 2/28/2001                  $  16,170           $  16,666               $  16,457
 3/31/2001                  $  15,808           $  16,742               $  16,134
 4/30/2001                  $  15,627           $  16,617               $  15,965
 5/31/2001                  $  15,743           $  16,713               $  16,277
 6/30/2001                  $  15,562           $  16,793               $  15,996
 7/31/2001                  $  15,627           $  17,212               $  16,157
 8/31/2001                  $  15,907           $  17,432               $  16,367
 9/30/2001                  $  15,446           $  17,592               $  15,287
10/31/2001                  $  15,874           $  18,039               $  15,668
11/30/2001                  $  16,088           $  17,743               $  16,201
12/31/2001                  $  16,028           $  17,603               $  16,180
 1/31/2002                  $  16,083           $  17,732               $  16,298
 2/28/2002                  $  16,118           $  17,882               $  16,175
 3/31/2002                  $  16,171           $  17,519               $  16,541
 4/30/2002                  $  16,477           $  17,859               $  16,792
 5/31/2002                  $  16,550           $  18,023               $  16,735
 6/30/2002                  $  16,316           $  18,177               $  16,133
 7/31/2002                  $  16,155           $  18,395               $  15,684
 8/31/2002                  $  16,424           $  18,807               $  15,829
 9/30/2002                  $  16,515           $  19,211               $  15,643
10/31/2002                  $  16,569           $  19,027               $  15,531
11/30/2002                  $  16,911           $  19,038               $  16,335
12/31/2002                  $  17,325           $  19,543               $  16,525
 1/31/2003                  $  17,540           $  19,543               $  16,954
 2/28/2003                  $  17,891           $  19,891               $  17,202
 3/31/2003                  $  18,066           $  19,865               $  17,617
 4/30/2003                  $  18,709           $  20,077               $  18,490
 5/31/2003                  $  19,235           $  20,647               $  18,747
 6/30/2003                  $  19,371           $  20,565               $  19,295
 7/31/2003                  $  18,904           $  19,703               $  19,173
 8/31/2003                  $  18,982           $  19,833               $  19,363
 9/30/2003                  $  19,625           $  20,462               $  19,899
10/31/2003                  $  19,684           $  20,202               $  20,269
11/30/2003                  $  19,995           $  20,257               $  20,553
12/31/2003                  $  20,512           $  20,465               $  21,065

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of a selection of US government and investment grade US corporate bonds. The JP Morgan Global High Yield Index is designed to mirror the investable universe of the US dollar global high-yield corporate debt market, including domestic and international issues. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1)  Index performance is from July 5, 1994.
(2)  Index performance is from June 30, 1994.
(3)  Inception date of class A shares (oldest existing share class).

INVESTMENT PORTFOLIO
Colonial Strategic Income Fund, Variable Series / December 31, 2003

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
BONDS & NOTES--95.6%
CORPORATE FIXED-INCOME BONDS & NOTES--39.0%
AGRICULTURE--0.2%
AGRICULTURE PRODUCTION--0.2%
Hines Nurseries, Inc.,
   10.250% 10/01/11 (a)                                                             USD      95,000   $       103,550
Seminis Vegetable Seeds,
   10.250% 10/01/13 (a)                                                                     283,000           304,225
                                                                                                      ---------------
                                                                                                              407,775
                                                                                                      ---------------

CONSTRUCTION--1.7%
BUILDING CONSTRUCTION--1.5%
Associated Materials, Inc.,
   9.750% 04/15/12                                                                          190,000           208,050
Atrium Companies, Inc.:
   10.500% 05/01/09                                                                         285,000           304,950
   Series B,
   10.500% 05/01/09                                                                         130,000           139,100
Congoleum Corp.,
   8.625% 08/01/08 (b)                                                                      140,000            84,000
D.R. Horton, Inc.,
   9.750% 09/15/10                                                                          575,000           681,375
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                                                                           45,000            49,275
   10.500% 10/01/07                                                                         250,000           294,375
Nortek Holdings, Inc.,
   (c) 05/15/11
   (10.000% 11/15/07) (a)                                                                   325,000           235,625
Standard Pacific Corp.,
   9.250% 04/15/12                                                                          275,000           308,000
William Lyon Homes, Inc.,
   10.750% 04/01/13                                                                         140,000           158,900
                                                                                                      ---------------
                                                                                                            2,463,650
                                                                                                      ---------------
SPECIAL TRADE CONTRACTORS--0.2%
Ship Finance International Ltd.,
   8.500% 12/15/13                                                                          345,000           343,672
                                                                                                      ---------------

CONSUMER STAPLES--0.3%
HOUSEHOLD PRODUCTS--0.3%
Playtex Products, Inc.,
   9.375% 06/01/11                                                                          380,000           381,900
Scotts Co.,
   6.625% 11/15/13 (a)                                                                       30,000            30,750
                                                                                                      ---------------
                                                                                                              412,650
                                                                                                      ---------------

FINANCE, INSURANCE & REAL ESTATE--1.0%
DEPOSITORY INSTITUTIONS--0.1%
Dollar Financial Group,
   9.750% 11/15/11 (a)                                                                      225,000           232,875
Western Financial Bank,
   9.625% 05/15/12                                                                           35,000            38,937
                                                                                                      ---------------
                                                                                                              271,812
                                                                                                      ---------------
FINANCIAL SERVICES--0.7%
Finova Group, Inc.,
   7.500% 11/15/09                                                                  USD     390,000   $       234,000
LaBranche & Co.,
   12.000% 03/02/07                                                                         195,000           195,000
MDP Acquisitions PLC,
   9.625% 10/01/12                                                                          340,000           380,800
Orion Power Holdings, Inc.,
   12.000% 05/01/10                                                                         100,000           123,000
Trump Holdings & Funding,
   11.625% 03/15/10                                                                         175,000           168,875
                                                                                                      ---------------
                                                                                                            1,101,675
                                                                                                      ---------------
REAL ESTATE--0.2%
Forest City Enterprises, Inc.,
   7.625% 06/01/15                                                                          105,000           111,300
Thornburg Mortgage, Inc.,
   8.000% 05/15/13                                                                          160,000           168,000
                                                                                                      ---------------
                                                                                                              279,300
                                                                                                      ---------------

INDUSTRIALS--0.0%
CONSTRUCTION & FARM MACHINERY--0.0%
Case New Holland, Inc.,
   9.250% 08/01/11 (a)                                                                       50,000            56,000
                                                                                                      ---------------

MANUFACTURING--10.3%
APPAREL--0.4%
Broder Brothers Co.,
   11.250% 10/15/10 (a)                                                                     190,000           188,100
Levi Strauss & Co.,
   12.250% 12/15/12                                                                         360,000           234,000
Perry Ellis International, Inc.,
   8.875% 09/15/13 (a)                                                                       25,000            26,125
Phillips Van-Heusen,
   8.125% 05/01/13 (a)                                                                       90,000            95,400
Warnaco, Inc.,
   8.875% 06/15/13 (a)                                                                       65,000            66,950
William Carter Co.,
   10.875% 08/15/11                                                                          65,000            74,587
                                                                                                      ---------------
                                                                                                              685,162
                                                                                                      ---------------
AUTO PARTS & EQUIPMENT--0.5%
Asbury Automotive Group,
   8.000% 03/15/14 (a)                                                                      165,000           165,825
Delco Remy International, Inc.,
   10.625% 08/01/06                                                                          95,000            95,475
Goodyear Tire & Rubber Co.,
   7.857% 08/15/11                                                                          350,000           305,375
Rexnord Corp.,
   10.125% 12/15/12                                                                          85,000            93,500
TRW Automotive, Inc.:
   9.375% 02/15/13 (a)                                                                       55,000            62,975
   11.000% 02/15/13 (a)                                                                      40,000            47,400
                                                                                                      ---------------
                                                                                                              770,550
                                                                                                      ---------------

                       See Notes to Investment Portfolio.

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
CHEMICALS & ALLIED PRODUCTS--1.9%
Avecia Group PLC,
   11.000% 07/01/09                                                                 USD     220,000   $       198,000
Equistar Chemicals Funding LP:
   10.125% 09/01/08                                                                         145,000           159,500
   10.625% 05/01/11 (a)                                                                     130,000           143,000
FMC Corp.,
   10.250% 11/01/09                                                                         145,000           169,650
Huntsman ICI Holdings LLC,
   (d) 12/31/09                                                                           1,825,000           880,562
IMC Global, Inc.,
   10.875% 08/01/13 (a)                                                                     155,000           169,725
Lyondell Chemical Co.,
   9.625% 05/01/07                                                                          290,000           305,950
MacDermid, Inc.,
   9.125% 07/15/11                                                                          260,000           291,200
Phibro Animal Health Corp.,
   13.000% 12/01/07 (a)                                                                     200,000           208,000
Polyone Corp.,
   10.625% 05/15/10                                                                          60,000            60,300
Terra Capital, Inc.,
   12.875% 10/15/08                                                                         310,000           359,600
Westlake Chemical Corp.,
   8.750% 07/15/11 (a)                                                                      130,000           142,350
                                                                                                      ---------------
                                                                                                            3,087,837
                                                                                                      ---------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.3%
Amkor Technology, Inc.,
   9.250% 02/15/08                                                                          185,000           209,050
General Cable Corp.,
   9.500% 11/15/10 (a)                                                                       50,000            53,375
TransDigm, Inc.,
   8.375% 07/15/11 (a)                                                                      130,000           138,450
Xerox Corp.,
   7.125% 06/15/10                                                                          100,000           106,750
                                                                                                      ---------------
                                                                                                              507,625
                                                                                                      ---------------
FABRICATED METAL--0.2%
Earle M. Jorgensen & Co.,
   9.750% 06/01/12                                                                          250,000           278,750
                                                                                                      ---------------
FOOD & KINDRED PRODUCTS--2.0%
Bavaria SA,
   8.875% 11/01/10 (a)                                                                      215,000           220,375
Constellation Brands, Inc.,
   8.125% 01/15/12                                                                          175,000           193,813
Del Monte Corp.,
   9.250% 05/15/11                                                                          420,000           464,100
Dole Food Co., Inc.,
   8.625% 05/01/09 (e)                                                                      275,000           301,813
Merisant Co.,
   9.500% 07/15/13 (a)                                                                      135,000           142,425
Pinnacle Foods Holdings,
   8.250% 12/01/13 (a)                                                                      245,000           249,900
Premier International Foods PLC,
   12.000% 09/01/09                                                                         750,000           821,250
Roundy's, Inc.,
   8.875% 06/15/12                                                                          275,000           294,250
Smithfield Foods, Inc.,
   8.000% 10/15/09                                                                  USD     295,000   $       309,750
Tabletop Holdings, Inc.,
   (c) 05/15/14
   (12.250% 11/15/08) (a)                                                                   340,000           187,000
United Agri Products, Inc.,
   8.250% 12/15/11 (a)                                                                      160,000           164,400
                                                                                                      ---------------
                                                                                                            3,349,076
                                                                                                      ---------------
FOREST PRODUCTS--0.1%
Millar Western Forest,
   7.750% 11/15/13 (a)                                                                      145,000           149,350
                                                                                                      ---------------
FURNITURE & FIXTURES--0.3%
Juno Lighting, Inc.,
   11.875% 07/01/09                                                                         195,000           212,550
Norcraft Companies,
   9.000% 11/01/11 (a)                                                                       90,000            96,300
Tempur-Pedic, Inc.,
   10.250% 08/15/10 (a)                                                                     170,000           189,763
                                                                                                      ---------------
                                                                                                              498,613
                                                                                                      ---------------
MACHINERY & COMPUTER EQUIPMENT--0.1%
Cummins, Inc.,
   9.500% 12/01/10 (a)                                                                      195,000           224,738
                                                                                                      ---------------
MISCELLANEOUS MANUFACTURING--1.5%
Agco Corp.,
   9.500% 05/01/08                                                                          220,000           240,350
Applied Extrusion
   Technologies, Inc.,
   10.750% 07/01/11                                                                         215,000           176,300
Crown European Holdings SA,
   10.875% 03/01/13                                                                         190,000           222,300
Flowserve Corp.,
   12.250% 08/15/10                                                                         205,000           237,800
Hexcel Corp.,
   9.750% 01/15/09                                                                          145,000           151,887
Kinetic Concepts, Inc.,
   7.375% 05/15/13 (a)                                                                       80,000            83,600
Koppers Industries, Inc.,
   9.875% 10/15/13 (a)                                                                      240,000           265,200
Owens-Illinois, Inc.:
   7.150% 05/15/05                                                                           45,000            46,350
   7.350% 05/15/08                                                                          240,000           246,600
   7.500% 05/15/10                                                                           45,000            45,900
SPX Corp.,
   7.500% 01/01/13                                                                          165,000           179,437
Tekni-Plex, Inc.,
   12.750% 06/15/10                                                                         320,000           350,400
Terex Corp., Series 2001 B,
   10.375% 04/01/11                                                                         215,000           243,487
                                                                                                      ---------------
                                                                                                            2,489,611
                                                                                                      ---------------
PAPER PRODUCTS--0.7%
Berry Plastics Corp.,
   10.750% 07/15/12 (a)                                                                     160,000           184,200
Blue Ridge Paper Products,
   9.500% 12/15/08 (a)                                                                       25,000            25,250
Buckeye Technologies, Inc.,
   8.500% 10/01/13 (a)                                                                       40,000            42,800

                       See Notes to Investment Portfolio.

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
Caraustar Industries, Inc.,
   9.875% 04/01/11                                                                  USD     190,000   $       205,200
Georgia-Pacific Corp.,
   8.000% 01/15/24                                                                          240,000           244,800
Norske Skog Canada Ltd.,
   8.625% 06/15/11                                                                           90,000            94,275
Smurfit-Stone Container Corp.,
   8.250% 10/01/12                                                                          165,000           178,200
Sweetheart Cup Co., Inc.,
   9.500% 01/15/07 (a)                                                                      105,000           106,575
Tembec Industries, Inc.,
   8.500% 02/01/11                                                                          150,000           155,250
                                                                                                      ---------------
                                                                                                            1,236,550
                                                                                                      ---------------
POLLUTION CONTROL--0.0%
EnviroSource, Inc.,
   14.000% 12/15/08 (f)                                                                      68,416            66,101
                                                                                                      ---------------
PRIMARY METAL--0.5%
Bayou Steel Corp.,
   9.500% 05/15/08 (g)                                                                      500,000           112,500
Kaiser Aluminum &
   Chemical Corp.,
   10.875% 10/15/06 (g)                                                                     420,000           369,600
Oregon Steel Mills, Inc.,
   10.000% 07/15/09                                                                         180,000           160,200
Steel Dynamics, Inc.:
   9.500% 03/15/09 (a)                                                                       55,000            61,325
   9.500% 03/15/09                                                                           50,000            55,750
                                                                                                      ---------------
                                                                                                              759,375
                                                                                                      ---------------
PRINTING & PUBLISHING--1.4%
Dex Media, Inc.,
   8.000% 11/15/13 (a)                                                                      220,000           232,650
Dex Media East LLC,
   12.125% 11/15/12                                                                         370,000           456,950
Dex Media West LLC,
   9.875% 08/15/13 (a)                                                                      180,000           209,250
Hollinger, Inc.,
   11.875% 03/01/11 (a)                                                                     195,000           213,525
Primedia, Inc.,
   8.875% 05/15/11                                                                          395,000           415,737
Von Hoffman Corp.:
   10.250% 03/15/09 (a)                                                                      75,000            79,500
   10.250% 03/15/09                                                                         285,000           302,100
Yell Finance BV,
   10.750% 08/01/11                                                                         305,000           358,375
                                                                                                      ---------------
                                                                                                            2,268,087
                                                                                                      ---------------
STONE, CLAY, GLASS & CONCRETE--0.2%
Owens-Brockway Glass Container,
   8.250% 05/15/13 (a)                                                                      370,000           396,825
                                                                                                      ---------------
TEXTILE MILL PRODUCTS--0.1%
Collins & Aikman Floor Covering, Inc.,
   9.750% 02/15/10                                                                          150,000           160,500
                                                                                                      ---------------
TRANSPORTATION EQUIPMENT--0.1% Sequa Corp.,
   8.875% 04/01/08                                                                          145,000           157,325
Teekay Shipping Corp.,
   8.875% 07/15/11                                                                  USD      85,000   $        96,475
                                                                                                      ---------------
                                                                                                              253,800
                                                                                                      ---------------

MINING & ENERGY--3.9%
METAL MINING--0.2%
TriMas Corp.,
   9.875% 06/15/12                                                                          405,000           423,225
                                                                                                      ---------------
OIL & GAS EXTRACTION--3.4%
Benton Oil & Gas Co.,
   9.375% 11/01/07                                                                          215,000           215,000
Chesapeake Energy Corp.:
   7.750% 01/15/15                                                                          185,000           200,725
   8.125% 04/01/11                                                                          100,000           111,250
Coastal Corp.,
   7.750% 06/15/10                                                                          380,000           359,100
Compton Petroleum Corp.,
   9.900% 05/15/09                                                                          195,000           213,038
Denbury Resources, Inc.,
   7.500% 04/01/13 (a)                                                                      110,000           113,850
Dynegy Holdings, Inc.:
   8.750% 02/15/12                                                                          200,000           201,000
   9.875% 07/15/10 (a)                                                                      110,000           124,300
   10.125% 07/15/13 (a)                                                                      30,000            34,575
Encore Acquisition Co.,
   8.375% 06/15/12                                                                          195,000           211,575
Energy Partners Ltd.,
   8.750% 08/01/10                                                                          125,000           130,000
Forest Oil Corp.,
   8.000% 06/15/08                                                                          250,000           271,875
Gazprom,
   9.625% 03/01/13                                                                          210,000           232,050
Gulfterra Energy Partners,
   8.500% 06/01/10                                                                          149,000           169,860
Houston Exploration Co.,
   7.000% 06/15/13 (a)                                                                       50,000            51,500
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                                                                          100,000           113,500
Northwest Pipeline Corp.,
   8.125% 03/01/10                                                                           85,000            94,987
PDVSA Finance Ltd.:
   6.250% 02/15/06                                                                  EUR     325,450           409,231
   6.650% 02/15/06                                                                  USD     240,000           243,000
Petroleos Mexicanos,
   6.500% 02/01/05                                                                          400,000           418,500
Pogo Producing Co.,
   8.250% 04/15/11                                                                          155,000           170,500
Premcor Refining Group,
   7.500% 06/15/15                                                                          165,000           169,537
Sonat, Inc.,
   7.625% 07/15/11                                                                          275,000           253,000
Southern Natural Gas Co.,
   8.875% 03/15/10                                                                          130,000           146,087
Stone Energy Corp.,
   8.250% 12/15/11                                                                          135,000           146,812

                       See Notes to Investment Portfolio.

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
Tom Brown, Inc.,
   7.250% 09/15/13                                                                  USD     120,000   $       126,900
Williams Companies, Inc.,
   8.125% 03/15/12                                                                          625,000           700,000
                                                                                                      ---------------
                                                                                                            5,631,752
                                                                                                      ---------------
OIL & GAS FIELD SERVICES--0.3%
J. Ray McDermott SA,
   11.000% 12/15/13 (a)                                                                     265,000           267,650
Newpark Resources, Inc.,
   8.625% 12/15/07                                                                          195,000           200,850
                                                                                                      ---------------
                                                                                                              468,500
                                                                                                      ---------------

RETAIL TRADE--1.1%
FOOD STORES--0.4%
Delhaize America, Inc.,
   8.125% 04/15/11                                                                          300,000           342,651
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08                                                                          260,000           263,250
                                                                                                      ---------------
                                                                                                              605,901
                                                                                                      ---------------
MISCELLANEOUS RETAIL--0.5%
General Nutrition Centers,
   8.500% 12/01/10 (a)                                                                       80,000            82,000
JC Penney Co., Inc.,
   8.000% 03/01/10                                                                           60,000            68,550
Rite Aid Corp.,
   9.250% 06/01/13 (a)                                                                      375,000           411,562
Saks, Inc.,
   7.000% 12/01/13                                                                           55,000            55,137
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                                                                          270,000           286,200
Suburban Propane Partners,
   6.875% 12/15/13 (a)                                                                       30,000            30,150
                                                                                                      ---------------
                                                                                                              933,599
                                                                                                      ---------------
RESTAURANTS--0.2%
Domino's, Inc.,
   8.250% 07/01/11 (a)                                                                       50,000            54,000
Yum! Brands, Inc.,
   7.700% 07/01/12                                                                          200,000           230,250
                                                                                                      ---------------
                                                                                                              284,250
                                                                                                      ---------------

SERVICES--7.2%
AMUSEMENT & RECREATION--3.0%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                                                                         215,000           247,250
Bombardier Recreational,
   8.375% 12/15/13 (a)                                                                      260,000           270,400
Boyd Gaming Corp.,
   8.750% 04/15/12                                                                           85,000            93,075
Circus & Eldorado/Silver Legacy
   Capital Corp.,
   10.125% 03/01/12                                                                         125,000           129,687
Corus Entertainment, Inc.,
   8.750% 03/01/12                                                                          115,000           125,925
Equinox Holdings, Inc.,
   9.000% 12/15/09 (a)                                                                      175,000           182,000
Hollywood Casino Shreveport,
   13.000% 08/01/06 (h)                                                             USD     470,000   $       282,000
Hollywood Entertainment Corp.,
   9.625% 03/15/11                                                                          235,000           250,862
Inn of the Mountain Gods Resort,
   12.000% 11/15/10 (a)                                                                     130,000           138,450
Mohegan Tribal Gaming Authority:
   8.000% 04/01/12                                                                          350,000           378,000
   8.375% 07/01/11                                                                          125,000           136,250
Park Place Entertainment Corp.,
   9.375% 02/15/07                                                                          285,000           322,762
Pinnacle Entertainment, Inc.,
   9.250% 02/15/07 (a)                                                                      750,000           774,375
Poster Financial Group, Inc.,
   8.750% 12/01/11 (a)                                                                       40,000            42,300
Regal Cinemas, Inc.,
   9.375% 02/01/12                                                                          210,000           237,300
River Rock Entertainment,
   9.750% 11/01/11 (a)                                                                      210,000           225,488
Six Flags, Inc.,
   9.500% 02/01/09                                                                          550,000           574,750
Town Sports International, Inc.,
   9.625% 04/15/11 (a)                                                                      115,000           123,050
Venetian Casino Resort LLC,
   11.000% 06/15/10 (a)                                                                     205,000           237,800
Wynn Las Vegas LLC,
   12.000% 11/01/10                                                                         145,000           169,287
                                                                                                      ---------------
                                                                                                            4,941,011
                                                                                                      ---------------
AUTO EQUIPMENT & RENTAL SERVICES--0.9%
Accuride Corp.,
   9.250% 02/01/08                                                                           75,000            77,250
Dana Corp.:
   9.000% 08/15/11                                                                          135,000           162,675
   10.125% 03/15/10                                                                         125,000           145,938
Dura Operating Corp.:
   8.625% 04/15/12                                                                          225,000           237,375
   9.000% 05/01/09                                                                          190,000           190,000
NationsRent, Inc.,
   9.500% 10/15/10 (a)                                                                      275,000           295,625
United Rentals, Inc.,
   10.750% 04/15/08                                                                         190,000           213,750
Williams Scotsman, Inc.,
   9.875% 06/01/07                                                                          125,000           126,250
                                                                                                      ---------------
                                                                                                            1,448,863
                                                                                                      ---------------
BUSINESS SERVICES--0.6%
IMCO Recycling, Inc.,
   10.375% 10/15/10 (a)                                                                     140,000           144,900
Iron Mountain, Inc.,
   6.625% 01/01/16                                                                          340,000           330,650
Moore North America
   Finance, Inc.,
   7.875% 01/15/11                                                                          110,000           124,300
Stratus Technologies, Inc.,
   10.375% 12/01/08 (a)                                                                     210,000           222,600
Wackenhut Corrections,
   8.250% 07/15/13 (a)                                                                      100,000           106,500
                                                                                                      ---------------
                                                                                                              928,950
                                                                                                      ---------------

                       See Notes to Investment Portfolio.

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
FUNERAL SERVICES--0.4%
Service Corp. International,
   7.700% 04/15/09                                                                  USD     400,000   $       426,000
Stewart Enterprises, Inc.,
   10.750% 07/01/08                                                                         235,000           265,550
                                                                                                      ---------------
                                                                                                              691,550
                                                                                                      ---------------
HEALTH SERVICES--1.6%
Bio-Rad Laboratories, Inc.,
   7.500% 08/15/13                                                                          220,000           242,000
Coventry Health Care, Inc.,
   8.125% 02/15/12                                                                          265,000           294,150
HCA, Inc.,
   8.750% 09/01/10                                                                          140,000           165,824
IASIS Healthcare Corp.,
   13.000% 10/15/09                                                                         185,000           208,125
Insight Health Services Corp.,
   9.875% 11/01/11                                                                          230,000           246,100
Magellan Health Services, Inc.,
   9.375% 11/15/07 (a)(i)                                                                   210,000           220,500
MedQuest, Inc.,
   11.875% 08/15/12 (a)                                                                     335,000           367,662
Pacificare Health Systems, Inc.,
   10.750% 06/01/09                                                                         211,000           247,397
Tenet Healthcare Corp.,
   6.375% 12/01/11                                                                          405,000           388,800
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11                                                                         250,000           283,750
                                                                                                      ---------------
                                                                                                            2,664,308
                                                                                                      ---------------
HOTELS, CAMPS & LODGING--0.6%
Hard Rock Hotel, Inc.,
   8.875% 06/01/13 (a)                                                                      185,000           197,025
Host Marriott LP,
   9.500% 01/15/07                                                                          225,000           251,437
Royal Caribbean Cruises Ltd.,
   8.000% 05/15/10                                                                          145,000           158,050
Starwood Hotels & Resorts Worldwide, Inc.,
   7.875% 05/01/12 (a)                                                                      375,000           420,000
                                                                                                      ---------------
                                                                                                            1,026,512
                                                                                                      ---------------
OTHER SERVICES--0.1%
Corrections Corp. of America,
   9.875% 05/01/09                                                                          180,000           201,600
                                                                                                      ---------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--13.3%
AEROSPACE--0.2%
BE Aerospace, Inc.,
   8.875% 05/01/11                                                                          245,000           227,850
Vought Aircraft Industries, Inc.,
   8.000% 07/15/11 (a)                                                                      105,000           107,100
                                                                                                      ---------------
                                                                                                              334,950
                                                                                                      ---------------
AIR TRANSPORTATION--0.7%
Delta Airlines, Inc.,
   7.900% 12/15/09                                                                  USD     340,000   $       278,800
Northwest Airlines, Inc.,
   9.875% 03/15/07                                                                          295,000           267,712
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                                                                          325,000           344,500
U.S. Airways, Inc.,
   10.375% 03/01/13 (j)                                                                     803,301           277,139
                                                                                                      ---------------
                                                                                                            1,168,151
                                                                                                      ---------------
BROADCASTING--2.0%
Advanstar Communications, Inc.,
   12.000% 02/15/11                                                                         300,000           315,750
Canwest Media, Inc.,
   10.625% 05/15/11                                                                         390,000           444,600
Emmis Communications Corp.,
   (c) 03/15/11
   (12.500% 03/15/06)                                                                       317,000           292,433
Nexstar Finance, Inc.,
   7.000% 01/15/14 (a)                                                                       85,000            85,425
Quebecor Media, Inc.,
   11.125% 07/15/11                                                                         400,000           463,000
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                                                                          250,000           277,500
Spanish Broadcasting System,
   9.625% 11/01/09                                                                          310,000           330,925
TV Azteca SA de CV,
   10.500% 02/15/07                                                                         470,000           474,700
Videotron Ltee,
   6.875% 01/15/14 (a)                                                                      155,000           159,650
Vivendi Universal,
   9.250% 04/15/10 (a)                                                                      175,000           206,500
XM Satellite Radio, Inc.,
   (c) 12/31/09
   (14.000% 12/31/05)                                                                       325,485           291,309
                                                                                                      ---------------
                                                                                                            3,341,792
                                                                                                      ---------------
CABLE--2.2%
Charter Communications Holding LLC:
   (c) 04/01/11
   (9.920% 04/01/04)                                                                      1,045,000           893,475
   10.000% 04/01/09                                                                         115,000           102,350
   10.250% 09/15/10 (a)                                                                     160,000           167,600
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                                                                         450,000           450,000
CSC Holdings, Inc.,
   7.625% 04/01/11                                                                          195,000           204,750
DirecTV Holdings LLC,
   8.375% 03/15/13                                                                          200,000           232,000
EchoStar DBS Corp.,
   6.375% 10/01/11 (a)                                                                      390,000           400,725
Granite Broadcasting,
   9.750% 12/01/10 (a)                                                                      260,000           258,050
Insight Communications, Inc.,
   (c) 02/15/11
   (12.250% 02/15/06)                                                                       275,000           235,125

                       See Notes to Investment Portfolio.

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
Northland Cable Television, Inc.,
   10.250% 11/15/07                                                                 USD     305,000   $       302,331
Rogers Cable, Inc.,
   6.250% 06/15/13                                                                          105,000           105,834
Shaw Communications, Inc.,
   7.500% 11/20/13                                                                  CAD     260,000           202,991
Telenet Group Holding NV,
   (c) 06/15/14
   (11.500% 12/15/08) (a)                                                           USD     260,000           161,704
                                                                                                      ---------------
                                                                                                            3,716,935
                                                                                                      ---------------
COMMUNICATION SERVICES--0.8%
Axtel SA,
   11.000% 12/15/13 (a)                                                                     270,000           273,037
Crown Castle International Corp.,
   10.750% 08/01/11                                                                         230,000           258,750
Fairpoint Communications,
   11.875% 03/01/10                                                                         180,000           210,600
Lucent Technologies, Inc.,
   6.450% 03/15/29                                                                          220,000           170,500
SBA Communications Corp.:
   (c) 12/15/11
   (9.750% 12/15/07)                                                                        160,000           112,800
   10.250% 02/01/09                                                                         355,000           350,562
                                                                                                      ---------------
                                                                                                            1,376,249
                                                                                                      ---------------
ELECTRIC, GAS & SANITARY SERVICES--0.5%
Allied Waste North America, Inc.:
   6.500% 11/15/10 (a)                                                                      470,000           475,875
   Series 2001 B,
   8.500% 12/01/08                                                                          305,000           338,550
                                                                                                      ---------------
                                                                                                              814,425
                                                                                                      ---------------
ELECTRIC SERVICES--2.4%
AES Corp.:
   9.000% 05/15/15 (a)                                                                      330,000           372,900
   9.500% 06/01/09                                                                          182,000           201,793
Beaver Valley Funding Corp.,
   9.000% 06/01/17                                                                          235,000           269,169
Caithness Coso Funding Corp.,
   9.050% 12/15/09                                                                          292,950           317,851
Calpine Corp.:
   8.500% 07/15/10 (a)                                                                      210,000           203,700
   8.500% 02/15/11                                                                          295,000           232,312
   8.625% 08/15/10                                                                          140,000           109,200
CMS Energy Corp.,
   8.900% 07/15/08                                                                          265,000           288,188
Edison Mission Energy,
   9.875% 04/15/11                                                                          250,000           260,938
Illinova Power Co.,
   11.500% 12/15/10                                                                          75,000            90,750
MSW Energy Holdings Finance:
   7.375% 09/01/10 (a)                                                                       90,000            94,050
   8.500% 09/01/10 (a)                                                                      270,000           294,300
Nevada Power Co.:
   9.000% 08/15/13 (a)                                                                      125,000           138,281
   10.875% 10/15/09                                                                         215,000           246,175
NRG Energy, Inc.,
   8.000% 12/15/13 (a)                                                                       90,000            94,612
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                                                                  USD     275,000   $       300,437
Tiers-Mir-2001-14,
   Fixed Rate Certificates,
   7.200% 06/15/04 (a)(g)                                                                   270,000           157,950
UCAR Finance, Inc.,
   10.250% 02/15/12                                                                         250,000           281,250
                                                                                                      ---------------
                                                                                                            3,953,856
                                                                                                      ---------------
MARINE SERVICES--0.2%
Stena AB:
   7.500% 11/01/13 (a)                                                                      105,000           105,816
   9.625% 12/01/12 (a)                                                                      170,000           191,250
                                                                                                      ---------------
                                                                                                              297,066
                                                                                                      ---------------
MOTOR FREIGHT & WAREHOUSING--0.2%
Allied Holdings, Inc.,
   8.625% 10/01/07                                                                          155,000           148,413
        QDI Capital Corp.,
   9.000% 11/15/10 (a)                                                                      240,000           250,800
                                                                                                      ---------------
                                                                                                              399,213
                                                                                                      ---------------
RADIO & TELEPHONE COMMUNICATIONS--2.2%
ACC Escrow Corp.,
   10.000% 08/01/11 (a)                                                                     180,000           199,800
AirGate PCS, Inc.,
   (c) 10/01/09
   (13.500% 10/01/04)                                                                        50,000            35,500
Avaya, Inc.,
   11.125% 04/01/09                                                                         150,000           174,000
Cincinnati Bell, Inc.,
   8.375% 01/15/14 (a)                                                                      210,000           226,800
Dobson Communications Corp.,
   8.875% 10/01/13 (a)                                                                      290,000           293,625
Horizon PCS, Inc.,
   13.750% 06/15/11 (g)                                                                     285,000            71,250
MCI Communications Corp.:
   7.125% 06/15/27 (g)                                                                       80,000            64,800
   7.500% 08/20/04 (g)                                                                      305,000           247,050
Nextel Communications, Inc.,
   9.375% 11/15/09                                                                          785,000           853,687
Nextel Partners, Inc.,
   11.000% 03/15/10                                                                         265,000           293,487
Rogers Cantel, Inc.,
   9.750% 06/01/16                                                                          500,000           595,000
US Unwired, Inc.,
   (c) 11/01/09
   (13.375% 11/01/04)                                                                       500,000           362,500
Western Wireless Corp.,
   9.250% 07/15/13                                                                          130,000           137,150
                                                                                                      ---------------
                                                                                                            3,554,649
                                                                                                      ---------------
RAILROAD--0.3%
Kansas City Southern,
   7.500% 06/15/09                                                                          140,000           144,200
TFM SA de CV,
   12.500% 06/15/12 (a)                                                                     230,000           262,200
                                                                                                      ---------------
                                                                                                              406,400
                                                                                                      ---------------

                       See Notes to Investment Portfolio.

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
TELECOMMUNICATIONS--1.6%
American Towers, Inc.,
   7.250% 12/01/11 (a)                                                              USD     130,000   $       131,950
Carrier1 International SA,
   13.250% 02/15/09 (g)                                                                     500,000            45,000
Innova S de R.L.,
   9.375% 09/19/13 (a)                                                                       70,000            71,838
Insight Midwest,
   9.750% 10/01/09 (a)                                                                      135,000           142,425
Level 3 Communications,
   10.500% 12/01/08                                                                         260,000           245,700
Qwest Capital Funding:
   7.250% 02/15/11                                                                          565,000           553,700
   7.750% 02/15/31                                                                          265,000           245,125
Qwest Services Corp.,
   13.500% 12/15/10 (a)                                                                     390,000           473,850
Spectrasite, Inc.,
   8.250% 05/15/10 (a)                                                                      130,000           139,425
Time Warner Telecom LLC:
   9.750% 07/15/08                                                                          200,000           206,500
   10.125% 02/01/11                                                                         255,000           271,575
Triton PCS, Inc.,
   8.750% 11/15/11                                                                           85,000            83,725
                                                                                                      ---------------
                                                                                                            2,610,813
                                                                                                      ---------------
TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $59,770,225)                                                                                   64,743,604
                                                                                                      ---------------

FOREIGN GOVERNMENT OBLIGATIONS--33.0%
European Investment Bank,
   7.625% 12/07/07                                                                  GBP     455,000           891,920
Government of Australia,
   8.750% 08/15/08                                                                  AUD   3,030,000         2,573,888
Government of Canada:
   5.500% 06/01/10                                                                  CAD   1,020,000           841,659
   10.000% 06/01/08                                                                       2,846,000         2,747,650
Government of New Zealand:
   6.000% 11/15/11                                                                  NZD   3,715,000         2,448,263
   6.500% 04/15/13                                                                        2,545,000         1,732,625
Government of Sweden:
   5.000% 01/28/09                                                                  SEK  18,785,000         2,712,188
   5.500% 10/08/12                                                                        5,105,000           751,896
   6.750% 05/05/14                                                                        4,960,000           798,670
Kingdom of Norway,
   6.000% 05/16/11                                                                  NOK  13,260,000         2,176,176
Ministry Finance Russia,
   12.750% 06/24/28                                                                 USD     555,000           883,837
Poland Government Bond,
   8.500% 05/12/07                                                                  PLN   3,357,000           950,089
Republic of Brazil:
   9.250% 10/22/10                                                                  USD     500,000   $       537,500
   9.500% 01/24/11                                                                  EUR     500,000           663,049
   11.000% 08/17/40                                                                 USD   1,283,000         1,411,300
   11.500% 04/02/09                                                                 EUR     480,000           688,235
   12.750% 01/15/20                                                                 USD     490,000           622,300
   14.500% 10/15/09                                                                         725,000           947,937
Republic of Bulgaria:
   1.000% 07/28/24 (e)                                                                      310,000           306,125
   7.500% 01/15/13                                                                  EUR     838,000         1,196,265
Republic of Colombia:
   9.750% 04/09/11                                                                  USD     373,991           424,480
   10.000% 01/23/12                                                                         782,000           856,290
   10.750% 01/15/13                                                                         240,000           273,000
   11.500% 05/31/11                                                                 EUR     335,000           483,075
Republic of France:
   5.000% 10/25/16                                                                        1,100,000         1,451,922
   5.500% 10/25/10                                                                          975,000         1,342,298
Republic of Germany:
   5.375% 01/04/10                                                                          905,000         1,234,840
   6.000% 07/04/07                                                                        1,210,000         1,661,518
Republic of Greece:
   5.350% 05/18/11                                                                        1,115,000         1,509,926
   8.600% 03/26/08                                                                          381,000           575,675
Republic of Italy,
   5.250% 08/01/11                                                                        2,330,000         3,151,651
Republic of Peru,
   9.875% 02/06/15                                                                  USD     660,000           765,600
Republic of Philippines,
   8.250% 01/15/14                                                                          400,000           395,000
Republic of South Africa:
   5.250% 05/16/13                                                                  EUR     855,000         1,028,781
   13.000% 08/31/10                                                                 ZAR   8,805,000         1,571,128
Republic of Venezuela:
   9.250% 09/15/27                                                                  USD   1,728,000         1,572,480
   10.750% 09/19/13 (a)                                                                     300,000           319,050
Russian Federation:
   5.000% 03/31/30                                                                        1,800,000         1,725,750
   11.000% 07/24/18                                                                         445,000           600,750
Treasury of Corp. Victoria,
   7.500% 08/15/08                                                                  AUD   2,200,000         1,778,450
United Kingdom Treasury:
   5.000% 03/07/12                                                                  GBP     635,000         1,151,417
   7.500% 12/07/06                                                                          350,000           676,124
   9.000% 07/12/11                                                                          615,000         1,392,553
United Mexican States:
   7.500% 03/08/10                                                                  EUR     605,000           846,882
   11.375% 09/15/16                                                                 USD     887,000         1,257,332
   11.500% 05/15/26                                                                         500,000           728,250
                                                                                                      ---------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (cost of $45,362,268)                                                                                   54,655,794
                                                                                                      ---------------

                       See Notes to Investment Portfolio.

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS--23.6%
Federal Home Loan Mortgage Corp:
   5.000% 08/25/10                                                                  USD     500,000   $       510,785
   8.000% 10/01/26                                                                          236,978           257,418
                                                                                                      ---------------
                                                                                                              768,203
                                                                                                      ---------------
Federal National Mortgage Association,
   To Be Announced,
   6.500% 01/14/34 (k)                                                                    2,795,000         2,922,522
                                                                                                      ---------------
Government National Mortgage Association,
   8.000% 04/15/17                                                                           65,824            72,509
                                                                                                      ---------------
U.S. Treasury Notes/Bonds:
   5.625% 05/15/08                                                                        2,500,000         2,769,335
   6.500% 10/15/06                                                                        2,550,000         2,840,361
   7.500% 11/15/24                                                                        1,310,000         1,708,578
   8.750% 05/15/17                                                                        4,911,000         6,882,305
   10.375% 11/15/12                                                                       3,800,000         4,848,116
   11.625% 11/15/04                                                                       2,900,000         3,159,187
   12.000% 08/15/13                                                                       9,548,000        13,191,908
                                                                                                      ---------------
                                                                                                           35,399,790
                                                                                                      ---------------
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $39,300,121)                                                                                   39,163,024
                                                                                                      ---------------
TOTAL BONDS & NOTES
   (cost of $144,432,614)                                                                                 158,562,422
                                                                                                      ---------------

CONVERTIBLE BONDS--0.5%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES--0.5%
RADIO & TELEPHONE COMMUNICATIONS--0.3%
Nortel Networks Corp.,
   4.250% 09/01/08                                                                          470,000           444,732
                                                                                                      ---------------
TELECOMMUNICATIONS--0.2%
   COLT Telecom Group PLC:
   2.000% 03/29/06 (a)                                                              EUR     175,000           238,131
   2.000% 12/16/06 (a)                                                                       80,000           109,868
                                                                                                      ---------------
                                                                                                              347,999
                                                                                                      ---------------
TOTAL CONVERTIBLE BONDS
   (cost of $629,583)                                                                                         792,731
                                                                                                      ---------------

                                                                                         UNITS             VALUE
                                                                                    ---------------   ---------------
WARRANTS (f)(l)--0.0%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES--0.0%
CABLE--0.0%
Cable Satisfaction
   International, Inc.,
   expires 03/01/05                                                                             515   $            --(m)
                                                                                                      ---------------
Ono Finance PLC,
   expires 02/15/11 (a)                                                                         150                --(m)
                                                                                                      ---------------
COMMUNICATION SERVICES--0.0%
UbiquiTel, Inc.,
   expires 04/15/10 (a)                                                                         225                --(m)
                                                                                                      ---------------
MOTOR FREIGHT & WAREHOUSING--0.0%
QDI LLC,
   expires 01/15/07 (a)                                                                       1,020            14,892
                                                                                                      ---------------
TELECOMMUNICATIONS--0.0%
Carrier1 International SA,
   expires 02/19/09 (a)(g)                                                                      235                --(m)
Horizon PCS, Inc.,
   expires 10/01/10 (a)                                                                         315                --(m)
Jazztel PLC,
   expires 07/15/10 (a)                                                                          95                --(m)
                                                                                                      ---------------
                                                                                                                   --
                                                                                                      ---------------
TOTAL WARRANTS
   (cost of $17,080)                                                                                           14,892
                                                                                                      ---------------

                                                                                         SHARES
                                                                                    ---------------
COMMON STOCKS (f)(l)--0.0%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--0.0%
CABLE--0.0%
Ono Finance PLC (a)                                                                             500                --(m)
                                                                                                      ---------------
POLLUTION CONTROL--0.0%
Fairlane Management Corp.                                                                     2,000                --(m)
                                                                                                      ---------------
TOTAL COMMON STOCKS
   (cost of $46,125)                                                                                               --
                                                                                                      ---------------

                       See Notes to Investment Portfolio.

                                                                                          PAR              VALUE
                                                                                    ---------------   ---------------
SHORT-TERM OBLIGATION--3.7%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 12/31/03, due 01/02/04 at
   0.780%, collateralized by a
   U.S. Treasury Bond maturing
   02/15/27, market value
   $6,222,269 (repurchase
   proceeds $6,095,264)
   (cost of $6,095,000)                                                             USD   6,095,000   $     6,095,000
                                                                                                      ---------------
TOTAL INVESTMENTS--99.8%
   (cost of $151,220,402) (n)                                                                             165,465,045
                                                                                                      ---------------
OTHER ASSETS & LIABILITIES, NET--0.2%                                                                         254,673
                                                                                                      ---------------
NET ASSETS--100.0%                                                                                    $   165,719,718
                                                                                                      ===============

NOTES TO INVESTMENT PORTFOLIO:
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $17,957,092, which represents 10.8% of net assets.
(b) As of December 31, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.1% of net assets. Income is being accrued.
(c) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(d)  Zero coupon bond.
(e) Interest rates on variable rate securities change periodically. The rate listed is as of December 31, 2003.
(f) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(g) As of December 31, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.6% of net assets. This issuer is in default of certain debt convenants. Income is not being accrued.
(h) This issuer is in default of certain debt covenants. Income is not being accrued.
(i) As of December 31, 2003, this issuer had filed for bankruptcy protection under Chapter 11, however, effective January 5, 2004, this issuer emerged from bankruptcy protection and began to accrue income.
(j)  Income is not being accrued on this security.
(k) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(l)  Non-income producing.
(m)  Security has no value.
(n)  Cost for federal income tax purposes is $153,440,652.

As of December 31, 2003, the Fund had entered into the following forward currency exchange contracts:

   CONTRACTS         IN EXCHANGE      SETTLEMENT  NET UNREALIZED
   TO DELIVER            FOR             DATE      DEPRECIATION
----------------   ---------------    ----------  --------------
CAD      260,000   USD     198,314    01/15/04      $     (2,732)
EUR      186,400   USD     225,264    01/08/04            (9,538)
EUR    1,585,000   USD   1,940,000    01/15/04           (56,152)
EUR      880,000   USD   1,091,640    01/26/04           (16,319)
EUR    2,077,500   USD   2,581,107    01/26/04           (34,556)
EUR      119,000   USD     147,798    01/26/04            (2,028)
EUR      341,000   USD     423,454    01/26/04            (5,880)
EUR      480,000   USD     596,064    01/26/04            (8,277)
GBP      410,000   USD     713,790    01/15/04           (17,246)
GBP      142,500   USD     250,373    01/26/04            (3,495)
GBP       56,000   USD      98,448    01/26/04            (1,317)
GBP      149,000   USD     261,659    01/26/04            (3,788)
NOK      589,000   USD      87,591    01/26/04              (688)
NOK    4,219,000   USD     627,109    01/29/04            (5,166)
                                                  --------------
                                                  $     (167,182)
                                                  ==============

       ACRONYM         NAME
       -------         ----
       AUD      Australian Dollar
       CAD      Canadian Dollar
       EUR      Euro
       GBP      Great British Pound
       NOK      Norwegian Kroner
       NZD      New Zealand Dollar
       PLN      Polish Zloty
       USD      United States Dollar
       SEK      Swedish Krona
       ZAR      South African Rand

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Colonial Strategic Income Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                                $  151,220,402
                                                                    --------------
Investments, at value                                               $  165,465,045
Cash                                                                        87,438
Foreign currency (cost of $6,541)                                            6,603
Receivable for:
  Investments sold                                                           6,687
  Fund shares sold                                                         134,315
  Interest                                                               3,445,696
  Expense reimbursement due from Distributor                                 3,612
Deferred Trustees' compensation plan                                         6,653
Other assets                                                                 7,970
                                                                    --------------
    TOTAL ASSETS                                                       169,164,019
                                                                    --------------

LIABILITIES:
Net unrealized depreciation on foreign forward currency contracts          167,182
Payable for:
  Investments purchased                                                     93,129
  Investments purchased on a delayed delivery basis                      2,923,886
  Fund shares repurchased                                                  102,495
  Investment advisory fee                                                   87,827
  Transfer agent fee                                                           625
  Pricing and bookkeeping fees                                               6,008
  Trustees' fees                                                               266
  Audit fee                                                                 34,050
  Custody fee                                                                1,251
  Distribution fee--Class B                                                 12,709
Deferred Trustees' fees                                                      6,653
Other liabilities                                                            8,220
                                                                    --------------
    TOTAL LIABILITIES                                                    3,444,301
                                                                    --------------
NET ASSETS                                                          $  165,719,718
                                                                    ==============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $  182,089,129
Overdistributed net investment income                                   (2,487,200)
Accumulated net realized loss                                          (28,042,636)
Net unrealized appreciation (depreciation) on:
  Investments                                                           14,244,643
  Foreign currency translations                                            (84,218)
                                                                    --------------
NET ASSETS                                                          $  165,719,718
                                                                    ==============

CLASS A:
Net assets                                                          $  109,894,248
Shares outstanding                                                      11,211,698
                                                                    ==============
Net asset value per share                                           $         9.80
                                                                    ==============

CLASS B:
Net assets                                                          $   55,825,470
Shares outstanding                                                       5,699,377
                                                                    ==============
Net asset value per share                                           $         9.80
                                                                    ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Colonial Strategic Income Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                                        $       41,787
Interest                                                                             11,001,454
Dollar roll fee income                                                                   37,058
Other                                                                                    45,775
                                                                                 --------------
  Total Investment Income (net of foreign taxes withheld of $22,688)                 11,126,074
                                                                                 --------------

EXPENSES:
Investment advisory fee                                                               1,003,522
Distribution fee--Class B                                                               115,511
Transfer agent fee                                                                        7,500
Pricing and bookkeeping fees                                                             85,593
Trustees' fees                                                                           10,929
Custody fee                                                                              50,322
Other expenses                                                                           76,315
                                                                                 --------------
  Total Expenses                                                                      1,349,692
Fees reimbursed by Distributor--Class B                                                 (22,294)
Custody earnings credit                                                                    (733)
                                                                                 --------------
  Net Expenses                                                                        1,326,665
                                                                                 --------------
Net Investment Income                                                                 9,799,409
                                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
  Investments                                                                         3,379,859
  Foreign currency transactions                                                      (1,461,701)
                                                                                 --------------
    Net realized gain                                                                 1,918,158
                                                                                 --------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                                        14,219,344
  Foreign currency translations                                                          70,128
                                                                                 --------------
    Net change in unrealized appreciation/depreciation                               14,289,472
                                                                                 --------------
Net Gain                                                                             16,207,630
                                                                                 --------------
Net Increase in Net Assets from Operations                                       $   26,007,039
                                                                                 ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Colonial Strategic Income Fund, Variable Series

                                                                                YEAR ENDED        YEAR ENDED
                                                                               DECEMBER 31,      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 2003              2002
----------------------------------                                            --------------    --------------
OPERATIONS:
Net investment income                                                         $    9,799,409    $    9,896,562
Net realized gain (loss) on investments and foreign currency transactions          1,918,158        (8,483,465)
Net change in unrealized appreciation/depreciation on investments
  and foreign currency translations                                               14,289,472         9,597,438
                                                                              --------------    --------------
      Net Increase from Operations                                                26,007,039        11,010,535
                                                                              --------------    --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                       (7,812,669)       (8,337,510)
    Class B                                                                       (3,845,123)       (2,438,046)
Return of capital:
    Class A                                                                               --          (171,968)
    Class B                                                                               --           (50,287)
                                                                              --------------    --------------
    Total Distributions Declared to Shareholders                                 (11,657,792)      (10,997,811)
                                                                              --------------    --------------

SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                                    5,759,085         3,738,599
  Distributions reinvested                                                         7,812,669         8,509,478
  Redemptions                                                                    (20,673,030)      (29,202,076)
                                                                              --------------    --------------
      Net Decrease                                                                (7,101,276)      (16,953,999)
                                                                              --------------    --------------

Class B:
  Subscriptions                                                                   23,225,342        15,913,161
  Distributions reinvested                                                         3,845,123         2,488,333
  Redemptions                                                                     (7,420,489)       (5,160,875)
                                                                              --------------    --------------
      Net Increase                                                                19,649,976        13,240,619
                                                                              --------------    --------------
Net Increase (Decrease) from Share Transactions                                   12,548,700        (3,713,380)
                                                                              --------------    --------------
Total Increase (Decrease) in Net Assets                                           26,897,947        (3,700,656)

NET ASSETS:
Beginning of period                                                              138,821,771       142,522,427
                                                                              --------------    --------------
End of period (including overdistributed net investment income of
  $(2,487,200) and $(1,605,285), respectively)                                $  165,719,718    $  138,821,771
                                                                              ==============    ==============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                                      594,081           407,376
  Issued for distributions reinvested                                                798,025           956,121
  Redemptions                                                                     (2,137,164)       (3,201,245)
                                                                              --------------    --------------
      Net Decrease                                                                  (745,058)       (1,837,748)
                                                                              --------------    --------------

Class B:
  Subscriptions                                                                    2,427,732         1,749,903
  Issued for distributions reinvested                                                393,162           279,902
  Redemptions                                                                       (766,395)         (572,003)
                                                                              --------------    --------------
      Net Increase                                                                 2,054,499         1,457,802
                                                                              --------------    --------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Colonial Strategic Income Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Colonial Strategic Income Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks current income consistent with prudent risk and maximum total return.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the closing price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Foreign markets close each day at various times prior to the close of the New York Stock Exchange ("NYSE"). Foreign currency exchange rates are generally determined prior to the close of the NYSE at 12:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the value of a foreign security may occur subsequent to the close of the exchange or market which would not be reflected in the computation of the Fund's net asset value. In such an event, the foreign security will be valued at the fair value.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge a Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency Colonial Strategic Income Fund, Variable Series / December 31, 2003 contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   MORTGAGE DOLLAR ROLL TRANSACTIONS--The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high-grade debt obligations as segregated with the custodian in an amount equal to the mortgage dollar roll transactions.

   DELAYED DELIVERY SECURITIES--The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

   FOREIGN CURRENCY TRANSACTIONS--The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, distributions in excess, market discount reclassifications and paydowns were identified and reclassified among the components of the Fund's net assets as follows:

   OVERDISTRIBUTED
   NET INVESTMENT      ACCUMULATED         PAID-IN
       INCOME       NET REALIZED LOSS      CAPITAL
   ---------------  -----------------      -------
      $ 976,468       $  (770,718)       $ (205,750)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                 DECEMBER 31,   DECEMBER 31,
                                     2003           2002
                                 ------------   ------------
Distributions paid from:
   Ordinary Income*              $ 11,657,792   $ 10,775,556
   Long-Term Capital Gains                 --             --
   Tax Return of Capital                   --        222,255

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

   UNDISTRIBUTED   UNDISTRIBUTED        NET
     ORDINARY        LONG-TERM      UNREALIZED
      INCOME       CAPITAL GAINS   APPRECIATION*
   -------------   -------------   -------------
       $  --           $  --       $  12,107,356

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates, was:

   Unrealized appreciation         $  15,654,939
   Unrealized depreciation            (3,630,546)
                                   -------------
     Net unrealized appreciation   $  12,024,393
                                   =============

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                      CAPITAL LOSS
   EXPIRATION                     CARRYFORWARD
   ----------                     ------------
      2008                        $  5,670,014
      2009                          11,079,118
      2010                          11,028,566
                                  ------------
                                  $ 27,777,698
                                  ============

Capital loss carryforwards of $1,113,591 were utilized and/or expired during the year ended December 31, 2003 for the Fund. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

   POST-OCTOBER LOSSES--Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2003, post-October currency losses of $605,663 were deferred to January 1, 2004.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Liberty Advisory Services Corp., the previous investment advisor to the Fund, and Colonial Management Associates, Inc., the previous sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS            FEE RATE
------------------------            --------
First $1 billion                     0.65%
Next $1 billion                      0.60%
Over $2 billion                      0.55%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average daily net assets.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.65%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.055%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $7,500.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003 Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00% annually of the Fund's average daily net assets. The Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $98,021,133 and $91,069,282, respectively of which $6,840,899 and $582,842, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   FOREIGN SECURITIES--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

   HIGH-YIELD SECURITIES--Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

FINANCIAL HIGHLIGHTS
Colonial Strategic Income Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                  PERIOD
                                                                        YEAR ENDED DECEMBER 31,                   ENDED
                                                               ----------------------------------------        DECEMBER 31,
                                                                  2003           2002           2001             2000 (a)
                                                               ----------     ----------     ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     8.89     $     8.91     $     9.41        $      10.24
                                                               ----------     ----------     ----------        ------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                            0.60           0.63           0.79(c)             0.56
Net realized and unrealized gain (loss) on investments and
  foreign currency                                                   1.04           0.09          (0.46)(c)           (0.37)
                                                               ----------     ----------     ----------        ------------
      Total from Investment Operations                               1.64           0.72           0.33                0.19
                                                               ----------     ----------     ----------        ------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                          (0.73)         (0.72)         (0.81)              (0.99)
Return of capital                                                      --          (0.02)         (0.02)              (0.03)
                                                               ----------     ----------     ----------        ------------
      Total Distributions Declared to Shareholders                  (0.73)         (0.74)         (0.83)              (1.02)
                                                               ----------     ----------     ----------        ------------
NET ASSET VALUE, END OF PERIOD                                 $     9.80     $     8.89     $     8.91        $       9.41
                                                               ==========     ==========     ==========        ============
Total return (d)(e)(f)                                              18.43%          8.08%          3.54%               1.92%(g)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                         1.00%          1.00%          1.00%               1.00%(i)
Net investment income (h)                                            6.17%          6.92%          8.27%(c)            9.39%(i)
Waiver/reimbursement                                                 0.05%          0.01%          0.10%               0.03%(i)
Portfolio turnover rate                                                61%            62%            62%                 31%
Net assets, end of period (000's)                              $   55,825     $   32,407     $   19,481        $      3,579

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.55% to 8.27%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Colonial Strategic Income Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Colonial Strategic Income Fund, Variable Series (the "Fund") (a series of Liberty Variable Investment Trust) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

PORTFOLIO MANAGERS' DISCUSSION
Columbia High Yield Fund, Variable Series / December 31, 2003

Columbia High Yield Fund, Variable Series seeks a high level of current income, with capital appreciation as a secondary goal, by investing primarily in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds.

Jeffrey L. Rippey and Kurt M. Havnaer are portfolio managers for the fund. Mr. Rippey has managed or co-managed the fund and its predecessor since 1998. Mr. Havnaer has co-managed the fund and its predecessor since 2000.

EMPHASIS ON HIGH QUALITY HURT FUND PERFORMANCE

For bond investors, 2003 will be remembered as a year in which the lowest quality securities produced the best performance. The flight to quality that had characterized the previous two years ended as investors abandoned Treasuries and shifted into C-rated and other high-yielding issues. This trend had a markedly negative impact on the relative performance of the fund, whose investments were concentrated in the highest quality segment of the high-yield market. In particular, the fund was underweight in previously beleaguered sectors such as telecom and electric utilities, whose fundamental prospects were enhanced as the economic recovery took shape. For the twelve-month period that ended December 31, 2003, the fund underperformed its benchmark, the Merrill Lynch US High Yield, Cash Pay Only Index.

IMPROVEMENT WITHIN THE HIGH-YIELD SECTOR

One of the most important developments within the high-yield universe was the dramatic drop in the corporate default rate. At the beginning of 2003, the Moody's trailing twelve-month default rate was 8.4%, a number that declined to just 5.2% by the end of 2003. Many companies that were on the verge of bankruptcy a year ago were able to renegotiate their bank debt and lengthen the maturities of their remaining obligations. The financial health of the sector was also helped by the fact that over 500 new issues were brought to market, with a total par value of almost $150 billion. That was far in excess of the mere $68 billion raised by the high-yield markets in 2002.

   Although many struggling companies improved their competitive position in 2003, the major credit rating agencies continued to downgrade many more issues than they upgraded. This trend demonstrates that the high-yield rally was dependent on more than fundamental improvement; it also required that investors were willing to assume higher levels of risk.

A CONSERVATIVE STANCE FOR 2004

If economic growth remains strong, the yield premium on high-yield bonds could come down further. We may also see lower-quality bonds continue to outperform higher-quality issuers. However, we have some concern about the longer-term sustainability of economic growth, based largely on record increases in debt levels for both the government and household sectors.

   Against that backdrop--and despite the fact that the fund's focus on quality hurt relative performance in 2003--we continue to maintain a conservative posture within the portfolio. Because the yield advantage of low-quality bonds versus Treasury securities has contracted sharply, the relative risk of owning lower-quality securities is also higher. In addition to maintaining the fund's focus on quality issuers, we expect to keep the fund's average maturity shorter than its benchmark, a stance that offers a potential cushion against higher interest rates.

Economic and market conditions change frequently. There is no assurance that the trends described here will continue or commence.

An investment in the Columbia High Yield Fund, Variable Series offers the potential for high income and attractive total returns, but also involves certain risks, including credit risks associated with lower-rated bonds, and interest rate risks.

PERFORMANCE INFORMATION
Columbia High Yield Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                          1-YEAR           5-YEAR           LIFE
--------------------------------------------------------------------------------
Class B (4/14/03)                          12.32            5.02            5.94
Merrill Lynch US High Yield,
  Cash Pay Only Index(1)                   27.23            5.47            5.00

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)                             4/14/03       12/31/03
--------------------------------------------------------------------------------
Class B                                                     9.12          9.42

[CHART]

VALUE OF A $10,000 INVESTMENT, 3/3/98(2) - 12/31/03

Class B: $14,000

                     CLASS B SHARES    MERRILL LYNCH, US HIGH YIELD, CASH PAY ONLY INDEX
  3/2/1998               $   10,000                                           $   10,000
 3/31/1998               $   10,146                                           $   10,086
 4/30/1998               $   10,173                                           $   10,133
 5/31/1998               $   10,223                                           $   10,204
 6/30/1998               $   10,307                                           $   10,255
 7/31/1998               $   10,442                                           $   10,314
 8/31/1998               $   10,319                                           $    9,868
 9/30/1998               $   10,586                                           $    9,888
10/31/1998               $   10,543                                           $    9,726
11/30/1998               $   10,901                                           $   10,168
12/31/1998               $   10,959                                           $   10,171
 1/31/1999               $   11,063                                           $   10,272
 2/28/1999               $   11,011                                           $   10,194
 3/31/1999               $   11,030                                           $   10,282
 4/30/1999               $   11,152                                           $   10,442
 5/31/1999               $   11,007                                           $   10,370
 6/30/1999               $   10,974                                           $   10,350
 7/31/1999               $   10,961                                           $   10,366
 8/31/1999               $   10,845                                           $   10,260
 9/30/1999               $   10,785                                           $   10,221
10/31/1999               $   10,806                                           $   10,161
11/30/1999               $   10,947                                           $   10,277
12/31/1999               $   11,022                                           $   10,330
 1/31/2000               $   10,938                                           $   10,278
 2/29/2000               $   10,930                                           $   10,288
 3/31/2000               $   10,871                                           $   10,144
 4/30/2000               $   10,891                                           $   10,147
 5/31/2000               $   10,866                                           $   10,035
 6/30/2000               $   11,119                                           $   10,207
 7/31/2000               $   11,211                                           $   10,280
 8/31/2000               $   11,386                                           $   10,406
 9/30/2000               $   11,394                                           $   10,345
10/31/2000               $   11,223                                           $   10,042
11/30/2000               $   11,062                                           $    9,728
12/31/2000               $   11,426                                           $    9,939
 1/31/2001               $   11,912                                           $   10,531
 2/28/2001               $   12,027                                           $   10,698
 3/31/2001               $   11,951                                           $   10,556
 4/30/2001               $   11,942                                           $   10,441
 5/31/2001               $   12,036                                           $   10,642
 6/30/2001               $   11,838                                           $   10,423
 7/31/2001               $   11,907                                           $   10,584
 8/31/2001               $   12,049                                           $   10,687
 9/30/2001               $   11,647                                           $   10,002
10/31/2001               $   11,992                                           $   10,296
11/30/2001               $   12,234                                           $   10,631
12/31/2001               $   12,132                                           $   10,555
 1/31/2002               $   12,181                                           $   10,614
 2/28/2002               $   12,122                                           $   10,512
 3/31/2002               $   12,225                                           $   10,762
 4/30/2002               $   12,354                                           $   10,934
 5/31/2002               $   12,314                                           $   10,875
 6/30/2002               $   12,067                                           $   10,101
 7/31/2002               $   11,906                                           $    9,699
 8/31/2002               $   12,078                                           $    9,942
 9/30/2002               $   12,006                                           $    9,783
10/31/2002               $   12,031                                           $    9,701
11/30/2002               $   12,397                                           $   10,279
12/31/2002               $   12,464                                           $   10,435
 1/31/2003               $   12,587                                           $   10,735
 2/28/2003               $   12,704                                           $   10,874
 3/31/2003               $   12,897                                           $   11,156
 4/30/2003               $   13,234                                           $   11,783
 5/31/2003               $   13,251                                           $   11,910
 6/30/2003               $   13,442                                           $   12,235
 7/31/2003               $   13,212                                           $   12,060
 8/31/2003               $   13,240                                           $   12,218
 9/30/2003               $   13,540                                           $   12,544
10/31/2003               $   13,704                                           $   12,800
11/30/2003               $   13,831                                           $   12,977
12/31/2003               $   14,000                                           $   13,292

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The Merrill Lynch US High Yield, Cash Pay Only Index is an unmanaged index of non-investment-grade corporate bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1)  Index performance is from March 3, 1998.

(2)  Inception date of class A shares (oldest existing share class).

INVESTMENT PORTFOLIO
Columbia High Yield Fund, Variable Series / December 31, 2003

                                                     PAR              VALUE
                                               ---------------   ---------------
CORPORATE FIXED-INCOME
   BONDS & NOTES--91.5%
CONSTRUCTION--3.0%
BUILDING CONSTRUCTION--3.0%
KB Home:
   8.625% 12/15/08                             $       400,000   $       443,000
   9.500% 02/15/11                                     150,000           167,625
Toll Corp.:
   8.000% 05/01/09                                      50,000            52,375
   8.250% 02/01/11                                     325,000           357,500
   8.250% 12/01/11                                     175,000           192,500
                                                                 ---------------
                                                                       1,213,000
                                                                 ---------------

FINANCE, INSURANCE & REAL ESTATE--1.9%
REAL ESTATE--1.9%
Health Care REIT, Inc.,
   7.500% 08/15/07                                     325,000           361,124
iStar Financial, Inc.:
   6.000% 12/15/10                                      30,000            30,600
   7.000% 03/15/08                                     110,000           118,800
   8.750% 08/15/08                                     220,000           253,000
                                                                 ---------------
                                                                         763,524
                                                                 ---------------

MANUFACTURING--26.1%
AUTO PARTS & EQUIPMENT--2.7%
American Axle & Manufacturing, Inc.,
   9.750% 03/01/09                                     495,000           523,462
Lear Corp.:
   7.960% 05/15/05                                      50,000            53,500
   8.110% 05/15/09                                     420,000           494,025
                                                                 ---------------
                                                                       1,070,987
                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS--4.5%
Acetex Corp.:
   10.875% 08/01/09                                     35,000            38,850
   10.875% 08/01/09 (a)                                175,000           194,250
Airgas, Inc.,
   9.125% 10/01/11                                     350,000           393,750
Equistar Chemical Funding LP:
   10.125% 09/01/08                                    155,000           170,500
   10.625% 05/01/11                                    165,000           181,500
Ethyl Corp.,
   8.875% 05/01/10                                     255,000           272,850
MacDermid, Inc.,
   9.125% 07/15/11                                     300,000           336,000
Nalco Co.,
   7.750% 11/15/11 (a)                                 225,000           240,750
                                                                 ---------------
                                                                       1,828,450
                                                                 ---------------
CONSUMER PRODUCTS--2.7%
Bombardier Recreational,
   8.375% 12/15/13 (a)                                  35,000            36,400
Hasbro, Inc.,
   6.150% 07/15/08                                     725,000           766,688
Scotts Co.,
   6.625% 11/15/13 (a)                                 300,000           307,500
                                                                 ---------------
                                                                       1,110,588
                                                                 ---------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.1%
General Cable Corp.,
   9.500% 11/15/10 (a)                         $        25,000   $        26,687
                                                                 ---------------
FABRICATED METAL PRODUCTS--0.7%
Kennametal, Inc.,
   7.200% 06/15/12                                     265,000           282,967
                                                                 ---------------
FOOD & KINDRED PRODUCTS--3.2%
Constellation Brands, Inc.:
   8.125% 01/15/12                                     200,000           221,500
   8.500% 03/01/09                                     225,000           237,094
   8.625% 08/01/06                                      25,000            27,687
Cott Beverages, Inc.,
   8.000% 12/15/11                                     750,000           811,875
                                                                 ---------------
                                                                       1,298,156
                                                                 ---------------
FURNITURE & FIXTURES--0.1%
Congoleum Corp.,
   8.625% 08/01/08 (b)                                  65,000            39,000
                                                                 ---------------
PAPER & FOREST PRODUCTS--3.1%
Abitibi Consolidated, Inc.,
   7.875% 08/01/09                                     300,000           323,703
Cascades, Inc.,
   7.250% 02/15/13                                     320,000           334,400
Smurfit-Stone Container Corp.:
   8.250% 10/01/12                                      70,000            75,600
   8.375% 07/01/12                                     125,000           136,875
   9.750% 02/01/11                                     350,000           386,750
                                                                 ---------------
                                                                       1,257,328
                                                                 ---------------
PACKAGING--4.4%
Ball Corp.:
   6.875% 12/15/12                                     645,000           674,025
   7.750% 08/01/06                                     100,000           108,000
Owens-Illinois, Inc.:
   7.150% 05/15/05                                      40,000            41,200
   7.350% 05/15/08                                      50,000            51,375
   7.500% 05/15/10                                      90,000            91,800
   8.100% 05/15/07                                      50,000            52,625
   8.875% 02/15/09                                     250,000           273,125
Silgan Corp.,
   6.750% 11/15/13 (a)                                 485,000           485,000
                                                                 ---------------
                                                                       1,777,150
                                                                 ---------------
PRINTING & PUBLISHING--4.0%
Dex Media East LLC,
   12.125% 11/15/12                                    345,000           426,075
Houghton Mifflin Co.,
   9.875% 02/01/13                                     390,000           429,000
R.H. Donnelley Finance Corp.:
   10.875% 12/15/12                                    125,000           148,438
   10.875% 12/15/12 (a)                                510,000           605,625
                                                                 ---------------
                                                                       1,609,138
                                                                 ---------------
TRANSPORTATION EQUIPMENT--0.6%
Wabtec Corp.,
   6.875% 07/31/13 (a)                                 250,000           258,750
                                                                 ---------------

                       See Notes to Investment Portfolio.

                                                     PAR              VALUE
                                               ---------------   ---------------
MINING & ENERGY--12.6%
OIL & GAS EXTRACTION--7.0%
Chesapeake Energy Corp.:
   7.500% 09/15/13                             $        25,000   $        27,031
   8.125% 04/01/11                                     200,000           222,500
   9.000% 08/15/12                                     550,000           633,875
Pogo Producing Co.,
   8.250% 04/15/11                                     205,000           225,500
Pride International, Inc.,
   10.000% 06/01/09                                     25,000            26,875
Tom Brown, Inc.,
   7.250% 09/15/13                                      25,000            26,437
Westport Resources Corp.,
   8.250% 11/01/11                                     650,000           715,000
Vintage Petroleum, Inc.:
   7.875% 05/15/11                                      25,000            26,375
   8.250% 05/01/12                                     290,000           314,650
XTO Energy, Inc.:
   6.250% 04/15/13                                     100,000           105,500
   7.500% 04/15/12                                     455,000           516,425
                                                                 ---------------
                                                                       2,840,168
                                                                 ---------------
OIL & GAS FIELD SERVICES--3.4%
Grant Prideco, Inc.:
   9.000% 12/15/09                                      25,000            27,500
   9.625% 12/01/07                                     525,000           589,312
Key Energy Services, Inc.,
   6.375% 05/01/13                                     365,000           370,475
Offshore Logistics, Inc.,
   6.125% 06/15/13                                     215,000           210,700
Universal Compression, Inc.,
   7.250% 05/15/10                                     175,000           182,000
                                                                 ---------------
                                                                       1,379,987
                                                                 ---------------
METALS & MINING--2.2%
Arch Western Financial LLC,
   6.750% 07/01/03 (a)                                 550,000           563,750
Peabody Energy Corp.,
   6.875% 03/15/13                                     300,000           316,500
                                                                 ---------------
                                                                         880,250
                                                                 ---------------

RETAIL TRADE--3.0%
AUTOMOBILES--0.5%
AutoNation, Inc.,
   9.000% 08/01/08                                     170,000           195,075
                                                                 ---------------
MISCELLANEOUS RETAIL--0.6%
Couche-Tard,
   7.500% 12/15/13 (a)                                 120,000           126,300
Suburban Propane Partners,
   6.875% 12/15/13 (a)                                 130,000           130,650
                                                                 ---------------
                                                                         256,950
                                                                 ---------------
RESTAURANTS--1.9%
Tricon Global Restaurants, Inc.:
   8.500% 04/15/06                                      50,000            55,750
   8.875% 04/15/11                                     575,000           691,438
                                                                 ---------------
                                                                         747,188
                                                                 ---------------

SERVICES--27.3%
AMUSEMENT & RECREATION--9.9%
Cinemark USA, Inc.,
   9.000% 02/01/13                             $       485,000   $       545,625
Harrah's Operating Co., Inc.,
   7.875% 12/15/05                                     600,000           654,000
International Game Technology:
   7.875% 05/15/04                                      25,000            25,625
   8.375% 05/15/09                                      25,000            29,625
MGM Mirage:
   6.000% 10/01/09                                     250,000           256,875
   9.750% 06/01/07                                     475,000           543,875
Park Place Entertainment:
   7.875% 03/15/10                                     100,000           110,750
   9.375% 02/15/07                                     550,000           622,875
Six Flags, Inc.:
   9.500% 02/01/09                                      50,000            52,250
   9.625% 06/01/14 (a)                                 150,000           156,750
Speedway Motorsports, Inc.,
   6.750% 06/01/13                                     325,000           334,750
Station Casinos, Inc.:
   8.875% 12/01/08                                      50,000            51,625
   9.875% 07/01/10                                     570,000           627,000
                                                                 ---------------
                                                                       4,011,625
                                                                 ---------------
AUTO EQUIPMENT & RENTAL SERVICES--1.3%
United Rentals, Inc.:
   7.750% 11/15/13 (a)                                 455,000           468,650
   9.250% 01/15/09                                      50,000            52,500
                                                                 ---------------
                                                                         521,150
                                                                 ---------------
BUSINESS SERVICES--3.9%
Iron Mountain, Inc.:
   7.750% 01/15/15                                      50,000            52,625
   8.625% 04/01/13                                     650,000           703,625
Lamar Media Corp.,
   7.250% 01/01/13                                     775,000           833,125
                                                                 ---------------
                                                                       1,589,375
                                                                 ---------------
HEALTH SERVICES--9.0%
AdvancePCS,
   8.500% 04/01/08                                     375,000           407,812
AmerisourceBergen Corp.:
   7.250% 11/15/12                                     330,000           354,750
   8.125% 09/01/08                                     200,000           226,000
Apogent Technologies, Inc.,
   6.500% 05/15/13                                     495,000           515,013
Omnicare, Inc.:
   6.125% 06/01/13                                     400,000           402,000
   8.125% 03/15/11                                     275,000           301,125
Province Healthcare Co.,
   7.500% 06/01/13                                     300,000           299,250
Select Medical Corp.:
   7.500% 08/01/13                                     200,000           212,000
   9.500% 06/15/09                                     325,000           356,688
Triad Hospital, Inc.,
   8.750% 05/01/09                                     525,000           567,000
                                                                 ---------------
                                                                       3,641,638
                                                                 ---------------

                       See Notes to Investment Portfolio.

                                                     PAR              VALUE
                                               ---------------   ---------------
HOTELS, CAMPS & LODGING--2.0%
Extended Stay America, Inc.:
   9.150% 03/15/08                             $        50,000   $        52,062
   9.875% 06/15/11                                     350,000           393,313
ITT Corp.,
   6.750% 11/15/05                                      35,000            36,838
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12                                     290,000           324,800
                                                                 ---------------
                                                                         807,013
                                                                 ---------------
OTHER SERVICES--1.2%
Corrections Corp. of America:
   7.500% 05/01/11                                     275,000           289,437
   7.500% 05/01/11 (a)                                 100,000           105,250
   9.875% 05/01/09                                     100,000           112,000
                                                                 ---------------
                                                                         506,687
                                                                 ---------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--17.6%
AEROSPACE--3.8%
K&F Industries,
   9.625% 12/15/10                                     320,000           358,400
L-3 Communications Corp.,
   7.625% 06/15/12                                     710,000           773,900
Transdigm, Inc.,
   8.375% 07/15/11                                     375,000           399,375
                                                                 ---------------
                                                                       1,531,675
                                                                 ---------------
BROADCASTING--2.1%
LIN Television Corp.,
   6.500% 05/15/13 (a)                                 350,000           350,000
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                                     450,000           499,500
                                                                 ---------------
                                                                         849,500
                                                                 ---------------
CABLE--5.5%
British Sky Broadcasting PLC:
   7.300% 10/15/06                                      20,000            22,288
   8.200% 07/15/09                                     200,000           238,128
DirecTV Holdings Finance,
   8.375% 03/15/13                                     515,000           597,400
EchoStar DBS Corp.,
   5.750% 10/01/08 (a)                                 725,000           733,156
Rogers Cable, Inc.,
   6.250% 06/15/13                                     650,000           655,161
                                                                 ---------------
                                                                       2,246,133
                                                                 ---------------
ENVIRONMENTAL SERVICES--2.3%
Allied Waste North America, Inc.:
   9.250% 09/01/12                                      50,000            56,500
   10.000% 08/01/09                                    650,000           702,000
Synagro Technologies, Inc.,
   9.500% 04/01/09                                     175,000           191,188
                                                                 ---------------
                                                                         949,688
                                                                 ---------------
MARINE TRANSPORTATION--1.7%
Teekay Shipping Corp.,
   8.875% 07/15/11                                     610,000           692,350
                                                                 ---------------
TELECOMMUNICATIONS--2.2%
Cincinnati Bell, Inc.,
   8.375% 01/15/14 (a)                         $       115,000   $       124,200
Nextel Communications, Inc.:
   7.375% 08/01/15                                     125,000           134,375
   9.375% 11/15/09                                     500,000           543,750
   9.500% 02/01/11                                      60,000            67,950
                                                                 ---------------
                                                                         870,275
                                                                 ---------------
TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $36,093,769)                                              37,052,452
                                                                 ---------------

CONVERTIBLE BOND--0.1%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--0.1%
TELECOMMUNICATIONS--0.1%
COLT Telecom Group PLC,
   2.000% 03/29/06 (a)
   (cost of $24,150)                                    40,000            54,430
                                                                 ---------------

                                                    UNITS
                                               ---------------
WARRANTS (c)--0.0%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--0.0%
CABLE--0.0%
Cable Satisfaction International, Inc.,
   expires 03/01/05 (d)                                    220                --(e)
Ono Finance PLC,
   expires 03/16/11 (a)(d)                                  85                --(e)
                                                                 ---------------
                                                                              --
                                                                 ---------------
BROADCASTING--0.0%
XM Satellite Radio Holdings, Inc.,
   expires 03/15/10 (a)                                    150             3,113
                                                                 ---------------
COMMUNICATION SERVICES--0.0%
UbiquiTel, Inc.,
   expires 04/15/10 (a)(d)                                  50                --(e)
                                                                 ---------------
MOTOR FREIGHT & WAREHOUSING--0.0%
QDI LLC,
   expires 01/15/07 (a)(d)                                 153             2,234
                                                                 ---------------
TELECOMMUNICATIONS--0.0%
Carrier 1 International SA,
   expires 02/19/09 (a)(d)(f)                              113                --(e)
Horizon PCS, Inc.,
   expires 10/01/10 (a)(d)(f)                              145                --(e)
Jazztel PLC,
   expires 07/15/10 (a)(d)                                  60                --(e)
                                                                 ---------------
                                                                              --
                                                                 ---------------
TOTAL WARRANTS
   (cost of $22,709)                                                       5,347
                                                                 ---------------

                       See Notes to Investment Portfolio.

                                                   SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCK (c)--0.0%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--0.0%
POLLUTION CONTROL--0.0%
Fairlane Management Corp. (d)
   (cost of $0)                                          1,200   $            --(e)
                                                                 ---------------

                                                    PAR
                                               ---------------
SHORT-TERM OBLIGATION--6.5%
Repurchase agreement with
   State Street Bank & Trust Co., dated
   12/31/03, due 01/02/04 at 0.730%,
   collateralized by a U.S. Treasury
   Note maturing 08/15/07, market
   value $2,671,746
   (repurchase proceeds $2,618,106)
   (cost of $2,618,000)                        $     2,618,000         2,618,000
                                                                 ---------------
TOTAL INVESTMENTS--98.1%
   (cost of $38,758,628) (g)                                          39,730,229
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET--1.9%                                    758,328
                                                                 ---------------
NET ASSETS--100.0%                                               $    40,488,557
                                                                 ===============

NOTES TO INVESTMENT PORTFOLIO:
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $4,973,445, which represents 12.3% of net assets.
(b) As of December 31, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.1% of net assets. Income is being accrued.
(c)  Non-income producing.
(d) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(e)  Security has no value.
(f) As of December 31, 2003, the Fund held a security of an issuer that has filed for bankruptcy protection under Chapter 11. At December 31, 2003, the security had no value. This issuer is in default of certain debt covenants. Income is not being accrued.
(g)  Cost for federal income tax purposes is $38,883,438.

                        ACRONYM                NAME
                        -------                ----
                         REIT      Real Estate Investment Trust

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Columbia High Yield Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                                    $    38,758,628
                                                                        ---------------
Investments, at value                                                   $    39,730,229
Cash                                                                              3,724
Receivable for:
   Fund shares sold                                                             145,971
   Interest                                                                     652,393
   Expense reimbursement due from Investment Advisor                              9,008
Deferred Trustees' compensation plan                                              1,138
Other assets                                                                        153
                                                                        ---------------
     TOTAL ASSETS                                                            40,542,616
                                                                        ---------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                                        1,004
   Distributions                                                                  1,561
   Investment advisory fee                                                       20,156
   Transfer agent fee                                                               417
   Pricing and bookkeeping fees                                                   2,051
   Audit fee                                                                     18,949
   Custody fee                                                                    1,041
   Distribution fee--Class B                                                      1,703
Deferred Trustees' fees                                                           1,138
Other liabilities                                                                 6,039
                                                                        ---------------
     TOTAL LIABILITIES                                                           54,059
                                                                        ---------------
NET ASSETS                                                              $    40,488,557
                                                                        ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $    49,103,518
Overdistributed net investment income                                          (113,376)
Accumulated net realized loss                                                (9,473,252)
Net unrealized appreciation on:
   Investments                                                                  971,601
   Foreign currency translations                                                     66
                                                                        ---------------
NET ASSETS                                                              $    40,488,557
                                                                        ===============
CLASS A:
Net assets                                                              $    12,132,064
Shares outstanding                                                            1,288,029
                                                                        ===============
Net asset value per share                                               $          9.42
                                                                        ===============
CLASS B:
Net assets                                                              $    28,356,493
Shares outstanding                                                            3,010,584
                                                                        ===============
Net asset value per share                                               $          9.42
                                                                        ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia High Yield Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                               $         4,281
Interest                                                                      1,840,484
Other                                                                            19,220
                                                                        ---------------
   Total Investment Income                                                    1,863,985
                                                                        ---------------
EXPENSES:
Investment advisory fee                                                         161,189
Administration fee                                                               17,244
Distribution fee--Class B                                                        42,008
Transfer agent fee                                                                5,000
Pricing and bookkeeping fees                                                     29,652
Trustees' fees                                                                      202
Custody fee                                                                       9,691
Audit fee                                                                        40,802
Amortization of organization expense                                                375
Other expenses                                                                   14,577
                                                                        ---------------
   Total Expenses                                                               320,740
Fees and expenses waived or reimbursed by Investment Advisor                    (82,476)
Fees waived by Distributor--Class B                                             (31,926)
Custody earnings credit                                                            (413)
                                                                        ---------------
   Net Expenses                                                                 205,925
                                                                        ---------------
Net Investment Income                                                         1,658,060
                                                                        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized loss on:
   Investments                                                                 (854,136)
   Foreign currency transactions                                                 (1,976)
                                                                        ---------------
     Net realized loss                                                         (856,112)
                                                                        ---------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                2,257,438
   Foreign currency translations                                                     66
                                                                        ---------------
     Net change in unrealized appreciation/depreciation                       2,257,504
                                                                        ---------------
Net Gain                                                                      1,401,392
                                                                        ---------------
Net Increase in Net Assets from Operations                              $     3,059,452
                                                                        ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia High Yield Fund, Variable Series

                                                                                   YEAR ENDED        YEAR ENDED
                                                                                  DECEMBER 31,      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                    2003              2002
----------------------------------                                              ---------------    ---------------
OPERATIONS:
Net investment income                                                           $     1,658,060    $       153,065
Net realized loss on investments and foreign currency transactions                     (856,112)          (126,213)
Net change in unrealized appreciation/depreciation on investments and foreign
   currency translations                                                              2,257,504             30,091
                                                                                ---------------    ---------------
        Net Increase from Operations                                                  3,059,452             56,943
                                                                                ---------------    ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                             (666,816)          (149,903)
   Class B                                                                           (1,094,776)                --
From net realized gains:
   Class A                                                                              (20,678)                --
   Class B                                                                              (48,075)                --
                                                                                ---------------    ---------------
   Total Distributions Declared to Shareholders                                      (1,830,345)          (149,903)
                                                                                ---------------    ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                      8,243,839            626,496
   Proceeds received in connection with merger                                       12,120,783                 --
   Distributions reinvested                                                             687,494            149,903
   Redemptions                                                                      (11,587,253)          (907,995)
                                                                                ---------------    ---------------
        Net Increase (Decrease)                                                       9,464,863           (131,596)
                                                                                ---------------    ---------------
Class B:
   Subscriptions                                                                     13,066,846                 --
   Proceeds received in connection with merger                                       17,750,911                 --
   Distributions reinvested                                                           1,142,851                 --
   Redemptions                                                                       (4,362,756)                --
                                                                                ---------------    ---------------
        Net Increase                                                                 27,597,852                 --
                                                                                ---------------    ---------------
Net Increase (Decrease) from Share Transactions                                      37,062,715           (131,596)
                                                                                ---------------    ---------------
Total Increase (Decrease) in Net Assets                                              38,291,822           (224,556)
NET ASSETS:
Beginning of period                                                                   2,196,735          2,421,291
                                                                                ---------------    ---------------
End of period (including overdistributed net investment income of $(113,376)
   and undistributed net investment income of $13,747, respectively)            $    40,488,557    $     2,196,735
                                                                                ===============    ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                        896,663             69,617
   Issued in connection with merger                                                   1,328,306                 --
   Issued for distributions reinvested                                                   73,952             16,631
   Redemptions                                                                       (1,256,145)          (101,745)
                                                                                ---------------    ---------------
        Net Increase (Decrease)                                                       1,042,776            (15,497)
                                                                                ---------------    ---------------
Class B:
   Subscriptions                                                                      1,411,911                 --
   Issued in connection with merger                                                   1,946,759                 --
   Issued for distributions reinvested                                                  122,973                 --
   Redemptions                                                                         (471,059)                --
                                                                                ---------------    ---------------
        Net Increase                                                                  3,010,584                 --
                                                                                ---------------    ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia High Yield Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Columbia High Yield Fund, Variable Series (formerly Galaxy VIP Columbia High Yield Fund II) (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks a high level of income by investing primarily in non-investment grade corporate debt securities, commonly referred to as "junk" or "high yield" bonds. The Fund's secondary goal is capital appreciation.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the closing price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Foreign markets close each day at various times prior to the close of the New York Stock Exchange ("NYSE"). Foreign currency exchange rates are generally determined prior to the close of the NYSE at 12:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the value of a foreign security may occur subsequent to the close of the exchange or market which would not be reflected in the computation of the Fund's net asset value. In such an event, the foreign security will be valued at the fair value.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

   FOREIGN CURRENCY TRANSACTIONS--The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

   ORGANIZATION COSTS--The Fund has borne all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years, beginning with the commencement of the Fund's operation. As of December 31, 2003, all organization costs have been fully amortized.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, market discount reclassifications and distribution reclassifications were identified and reclassified among the components of the Fund's net assets as follows:

    OVERDISTRIBUTED
    NET INVESTMENT          ACCUMULATED              PAID-IN
        INCOME           NET REALIZED LOSS           CAPITAL
    ---------------      -----------------           -------
      $ (23,591)           $ (8,184,224)           $ 8,207,815

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                              DECEMBER 31,     DECEMBER 31,
                                 2003              2002
                              ------------     ------------
Distributions paid from:
    Ordinary Income*          $  1,830,345     $    149,903
    Long-Term Capital Gains             --               --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED         UNDISTRIBUTED
       ORDINARY              LONG-TERM          NET UNREALIZED
        INCOME             CAPITAL GAINS         APPRECIATION*
     -------------         -------------        --------------
     $      11,859         $          --        $      846,857

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates was:

     Unrealized appreciation            $  951,274
     Unrealized depreciation              (104,483)
                                        ----------
       Net unrealized appreciation      $  846,791
                                        ==========

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

       YEAR OF                          CAPITAL LOSS
     EXPIRATION                         CARRYFORWARD
     ----------                         ------------
        2005                            $     48,985
        2006                                  52,900
        2007                               1,170,066
        2008                               2,794,418
        2009                               4,226,387
        2010                                 260,165
        2011                                 908,941
                                        ------------
                                        $  9,461,862
                                        ============

Of the capital loss carryforwards attributable to the Fund, $8,182,430 was obtained upon the Fund's merger with Colonial High Yield Securities Fund, Variable Series (See Note 7).

No capital loss carryforwards were utilized and/or expired during the year ended December 31, 2003 for the Fund. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

   POST-OCTOBER LOSSES--Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2003, post-October capital losses of $6,713 attributed to security transactions were deferred to January 1, 2004.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Fleet Investment Advisors Inc., the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                 FEE RATE
------------------------                ----------
First $1 billion                          0.60%
Next $500 million                         0.55%
Over $1.5 billion                         0.50%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee at the annual rate of 0.60% of the Fund's average daily net assets.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.60%.

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund. Effective November 1, 2003, the Board of Trustees approved an administration fee reduction for the Fund. As a result of the fee reduction, Columbia no longer receives fees from the Fund for its administration services.

For the period April 14, 2003 through October 31, 2003, Columbia was entitled to receive fees, computed daily and payable monthly, at the annual rate of 0.085% of the Fund's average daily net assets. Prior to April 14, 2003, Columbia was entitled to receive fees, computed daily and payable monthly, based on the combined average daily net assets of the funds in the Galaxy VIP Fund (the "predecessor trust") at the following annual rates:

AVERAGE DAILY NET ASSETS                 FEE RATE
------------------------                ----------
First $1 billion                          0.085%
Next $1.5 billion                         0.078%
Over $2.5 billion                         0.073%

For the year ended December 31, 2003, the Fund's effective administration fee rate was 0.064%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee based on the average daily net assets of the Fund at the following annual rates:

AVERAGE DAILY NET ASSETS                        FEE RATE
------------------------                       ----------
Under $50 million                              $   25,000
Of $50 million but less than $200 million      $   35,000
Of $200 million but less than $500 million     $   50,000
Of $500 million but less than $1 billion       $   85,000
Over $1 billion                                $  125,000

The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.110%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $5,000.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets. The Distributor has voluntarily agreed to waive a portion of the Class B share distribution fee so that it would not exceed 0.06% annually.

   FEE WAIVERS--Effective April 14, 2003, Columbia has agreed to reimburse fees at the annual rate of 0.27% of the Fund's average daily net assets. This agreement will continue until April 13, 2004, after which it may be revised or discontinued any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former administrator, could waive all or a portion of the fees payable to them by the predecessor fund.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $37,400,135 and $26,673,477, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   FOREIGN SECURITIES--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

   HIGH-YIELD SECURITIES--Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 14, 2003, the Colonial High Yield Securities Fund, Variable Series merged into the Galaxy VIP Columbia High Yield Fund II, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust. Also on April 14, 2003, Galaxy VIP Columbia High Yield Fund II, created a Class B into which Colonial High Yield Securities Fund, Variable Series Class B shares were reorganized. Galaxy VIP Columbia High Yield Fund II received a tax-free transfer of assets from Colonial High Yield Securities Fund, Variable Series as follows:

         SHARES            NET ASSETS             UNREALIZED
         ISSUED             RECEIVED            DEPRECIATION(1)
        ---------         ------------          ---------------
        3,275,065         $ 29,871,694          $     1,355,526

         NET ASSETS
        OF GALAXY VIP        NET ASSETS           NET ASSETS OF
          COLUMBIA        OF COLONIAL HIGH     GALAXY VIP COLUMBIA
         HIGH YIELD       YIELD SECURITIES     HIGH YIELD FUND II
           FUND II      FUND, VARIABLE SERIES      IMMEDIATELY
          PRIOR TO      IMMEDIATELY PRIOR TO         AFTER
         COMBINATION         COMBINATION           COMBINATION
        -------------   ---------------------  -------------------
        $   2,264,927      $    29,871,694        $  32,136,621

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Columbia High Yield Fund II was reorganized as the Columbia High Yield Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represents the historical operations of the Galaxy VIP Columbia High Yield Fund II for periods prior to April 14, 2003.

FINANCIAL HIGHLIGHTS
Columbia High Yield Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout the period is as follows:

                                                                            PERIOD
                                                                            ENDED
                                                                         DECEMBER 31,
                                                                           2003 (a)
                                                                        ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $          9.12
                                                                        ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                          0.41
Net realized and unrealized gain on investments and foreign currency               0.34
                                                                        ---------------
       Total from Investment Operations                                            0.75
                                                                        ---------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                        (0.43)
From net realized gains                                                           (0.02)
                                                                        ---------------
       Total Distributions Declared to Shareholders                               (0.45)
                                                                        ---------------
NET ASSET VALUE, END OF PERIOD                                          $          9.42
                                                                        ===============
Total return (c)(d)(e)                                                             8.44%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                                       0.76%(h)
Net investment income (g)                                                          6.21%(h)
Waiver/reimbursement                                                               0.46%(h)
Portfolio turnover rate                                                             112%
Net assets, end of period (000's)                                       $        28,356

(a) For the period from commencement of operations on April 14, 2003 to December 31, 2003.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

REPORT OF INDEPENDENT AUDITORS


To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Columbia High Yield Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Columbia High Yield Fund, Variable Series (the "Fund") (formerly Galaxy VIP Columbia High Yield Fund II) (a series of Liberty Variable Investment Trust) (formerly a series of Galaxy VIP
Fund) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements and financial highlights of the Fund for periods prior to January 1, 2003 were audited by other independent accountants whose report dated February 7, 2003 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

PORTFOLIO MANAGER'S DISCUSSION
Columbia International Fund, Variable Series / December 31, 2003

Columbia International Fund, Variable Series seeks long-term capital growth by investing primarily in equity securities of growth companies located outside the United States.

James M. McAlear has managed the fund since February 2003. He has managed international portfolios since joining Columbia Management Advisors, Inc. and its predecessors in 1992.

The portfolio slightly underperformed its benchmark because of its relatively small commitment to Germany. The German market rebounded strongly in response to government changes in financial policy, and the fund did not fully participate in those gains. The portfolio benefited from investments in the materials, energy and industrials sectors which responded positively to the global economic recovery. A weak US dollar also had a positive impact on returns. During the period, the Japanese yen rose more than 10% and the Euro went up more than 20% against the US dollar. Because portfolio securities were purchased in local currencies, their values rose when converted to US dollars.

A YEAR OF STRONG RETURNS FROM MANY FOREIGN STOCK MARKETS

Despite cautious initial forecasts, international markets enjoyed a year of strong returns in 2003. At the beginning of the year, global markets faced several uncertainties, including possible war in Iraq, prospects for mediocre economic growth, the SARS (severe acute respiratory syndrome) epidemic in Asia and depressed business and consumer confidence. After a weak first quarter, investor sentiment improved quickly, as major military action in Iraq ended, SARS was controlled and global economic growth picked up.

AN EMPHASIS ON JAPAN

Japan was the portfolio's largest country weight. Around mid-year, severely depressed banks and insurance companies in Japan reacted positively to changes in government policies regarding financial institutions. Following this development, we added Japanese banks and insurance companies to the portfolio and benefited from substantial gains. New Japanese investments included UFJ Holdings, a large bank, and insurance company Millea Holdings (0.9% and 1.8% of net assets, respectively). The performance of the Japanese stock market lagged other world markets in the fourth quarter of 2003. However, we continue to believe that Japanese stocks have the potential for gains in a strengthening economy.

   We maintained a relatively large weight in Thailand, the strongest performing market of 2003. In Thailand we favored stocks with the potential to benefit from the country's infrastructure development. Examples are Siam Cement and Land & House Public, both of which added to the fund's total return (1.2% and 0.5% of net assets, respectively.) However, we reduced our exposure to other emerging markets, including China, near the end of the period because valuations were high. While we continue to believe in China's prospects, we became concerned about the country's ability to sustain its recent strong economic growth. The emergence of a property construction bubble, structural weakness in the banking system and rapidly developing shortages in electric power capacity could cause Chinese authorities to slow the country's extraordinary growth.

ADDED TO EUROPEAN HOLDINGS

We added to our German holdings after research visits to Europe provided a more positive view of the country's investment and economic environment. We invested in Allianz (2.3% of net assets), an insurance company that performed well. We made modest new investments in the emerging markets of Eastern Europe that we believe could perform well as they become more integrated with Western Europe.

PORTFOLIO POSITIONED TO CAPITALIZE ON VALUATIONS AND RESTRUCTURING

We believe prospects for international markets are attractive for 2004. We expect the dollar to continue to weaken but at a slower rate than in 2003. The portfolio is positioned to take advantage of the restructuring of European companies and attractive valuations and earnings forecasts of Japanese companies. While we reduced exposure to emerging markets, we will continue to monitor these markets and take advantage of investment opportunities as they arise.

Economic and market conditions change frequently. There is no assurance that the trends described here will continue or commence.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund invests in foreign securities, which have special risks, including political or economic instability and higher transactions costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

As a non-diversified portfolio, the fund may invest a significant percentage of its assets in a single issuer. As a result it may have increased risk compared to a more diversified fund. Holdings are disclosed as of December 31, 2003, and are subject to change.

PERFORMANCE INFORMATION
Columbia International Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                                   1-YEAR     5-YEAR    LIFE
--------------------------------------------------------------------------------
Class B (6/1/00)                                   35.21       0.26     1.58
MSCI All Country World Free
  ex-US Index(1)                                   41.38       1.54     4.20
MSCI EAFE Index(1)                                 38.59      -0.05     3.80

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)                             12/31/02    12/31/03
--------------------------------------------------------------------------------
Class B                                                     1.26         1.69

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/2/94(2) - 12/31/03

Class B: $11,635

                   CLASS B SHARES       MSCI ALL COUNTRY WORLD FREE EX-US INDEX        MSCI EAFE INDEX
  5/1/1994               $ 10,000                                      $ 10,000               $ 10,000
 5/31/1994               $  9,900                                      $ 10,003               $  9,943
 6/30/1994               $  9,700                                      $ 10,074               $ 10,083
 7/31/1994               $  9,950                                      $ 10,238               $ 10,180
 8/31/1994               $ 10,251                                      $ 10,582               $ 10,421
 9/30/1994               $  9,950                                      $ 10,320               $ 10,093
10/31/1994               $ 10,000                                      $ 10,597               $ 10,429
11/30/1994               $  9,550                                      $ 10,087               $  9,927
12/31/1994               $  9,400                                      $ 10,063               $  9,990
 1/31/1995               $  8,850                                      $  9,607               $  9,606
 2/28/1995               $  8,701                                      $  9,555               $  9,579
 3/31/1995               $  8,850                                      $ 10,094               $ 10,176
 4/30/1995               $  9,100                                      $ 10,488               $ 10,559
 5/31/1995               $  9,100                                      $ 10,441               $ 10,433
 6/30/1995               $  9,050                                      $ 10,297               $ 10,251
 7/31/1995               $  9,549                                      $ 10,881               $ 10,889
 8/31/1995               $  9,549                                      $ 10,503               $ 10,474
 9/30/1995               $  9,699                                      $ 10,683               $ 10,679
10/31/1995               $  9,549                                      $ 10,398               $ 10,391
11/30/1995               $  9,699                                      $ 10,642               $ 10,680
12/31/1995               $  9,949                                      $ 11,063               $ 11,111
 1/31/1996               $  9,898                                      $ 11,215               $ 11,156
 2/29/1996               $  9,898                                      $ 11,215               $ 11,194
 3/31/1996               $ 10,100                                      $ 11,425               $ 11,431
 4/30/1996               $ 10,656                                      $ 11,771               $ 11,764
 5/31/1996               $ 10,555                                      $ 11,594               $ 11,548
 6/30/1996               $ 10,605                                      $ 11,653               $ 11,612
 7/31/1996               $ 10,201                                      $ 11,266               $ 11,273
 8/31/1996               $ 10,353                                      $ 11,333               $ 11,298
 9/30/1996               $ 10,455                                      $ 11,614               $ 11,599
10/31/1996               $ 10,202                                      $ 11,498               $ 11,480
11/30/1996               $ 10,606                                      $ 11,942               $ 11,937
12/31/1996               $ 10,508                                      $ 11,803               $ 11,783
 1/31/1997               $ 10,562                                      $ 11,586               $ 11,371
 2/28/1997               $ 10,670                                      $ 11,798               $ 11,557
 3/31/1997               $ 10,670                                      $ 11,773               $ 11,599
 4/30/1997               $ 10,616                                      $ 11,873               $ 11,660
 5/31/1997               $ 11,421                                      $ 12,606               $ 12,419
 6/30/1997               $ 12,010                                      $ 13,302               $ 13,104
 7/31/1997               $ 12,064                                      $ 13,570               $ 13,316
 8/31/1997               $ 11,226                                      $ 12,502               $ 12,321
 9/30/1997               $ 11,656                                      $ 13,179               $ 13,011
10/31/1997               $ 10,635                                      $ 12,056               $ 12,011
11/30/1997               $ 10,312                                      $ 11,905               $ 11,888
12/31/1997               $ 10,165                                      $ 12,042               $ 11,992
 1/31/1998               $ 10,508                                      $ 12,402               $ 12,540
 2/28/1998               $ 11,021                                      $ 13,229               $ 13,345
 3/31/1998               $ 11,707                                      $ 13,687               $ 13,756
 4/30/1998               $ 11,935                                      $ 13,786               $ 13,864
 5/31/1998               $ 11,935                                      $ 13,535               $ 13,796
 6/30/1998               $ 11,650                                      $ 13,485               $ 13,901
 7/31/1998               $ 11,992                                      $ 13,613               $ 14,042
 8/31/1998               $ 10,238                                      $ 11,693               $ 12,302
 9/30/1998               $  9,780                                      $ 11,447               $ 11,924
10/31/1998               $ 10,524                                      $ 12,646               $ 13,167
11/30/1998               $ 11,095                                      $ 13,325               $ 13,841
12/31/1998               $ 11,481                                      $ 13,784               $ 14,386
 1/31/1999               $ 11,481                                      $ 13,769               $ 14,343
 2/28/1999               $ 11,252                                      $ 13,460               $ 14,002
 3/31/1999               $ 11,653                                      $ 14,110               $ 14,586
 4/30/1999               $ 12,342                                      $ 14,816               $ 15,176
 5/31/1999               $ 11,768                                      $ 14,120               $ 14,395
 6/30/1999               $ 12,456                                      $ 14,769               $ 14,956
 7/31/1999               $ 12,916                                      $ 15,115               $ 15,400
 8/31/1999               $ 13,031                                      $ 15,168               $ 15,457
 9/30/1999               $ 13,088                                      $ 15,269               $ 15,613
10/31/1999               $ 13,433                                      $ 15,837               $ 16,199
11/30/1999               $ 14,294                                      $ 16,471               $ 16,761
12/31/1999               $ 16,139                                      $ 18,042               $ 18,266
 1/31/2000               $ 15,156                                      $ 17,062               $ 17,106
 2/29/2000               $ 15,735                                      $ 17,523               $ 17,566
 3/31/2000               $ 15,966                                      $ 18,182               $ 18,248
 4/30/2000               $ 14,751                                      $ 17,167               $ 17,288
 5/31/2000               $ 14,462                                      $ 16,728               $ 16,866
 6/30/2000               $ 14,520                                      $ 17,440               $ 17,526
 7/31/2000               $ 14,057                                      $ 16,751               $ 16,791
 8/31/2000               $ 14,230                                      $ 16,959               $ 16,938
 9/30/2000               $ 13,777                                      $ 16,018               $ 16,113
10/31/2000               $ 13,250                                      $ 15,509               $ 15,732
11/30/2000               $ 12,898                                      $ 14,814               $ 15,142
12/31/2000               $ 13,159                                      $ 15,319               $ 15,680
 1/31/2001               $ 12,750                                      $ 15,549               $ 15,672
 2/28/2001               $ 11,795                                      $ 14,317               $ 14,497
 3/31/2001               $ 10,841                                      $ 13,305               $ 13,530
 4/30/2001               $ 11,386                                      $ 14,210               $ 14,470
 5/31/2001               $ 11,045                                      $ 13,818               $ 13,959
 6/30/2001               $ 10,841                                      $ 13,288               $ 13,388
 7/31/2001               $ 10,501                                      $ 12,992               $ 13,145
 8/31/2001               $ 10,432                                      $ 12,670               $ 12,812
 9/30/2001               $  9,750                                      $ 11,326               $ 11,514
10/31/2001               $  9,750                                      $ 11,643               $ 11,809
11/30/2001               $  9,887                                      $ 12,175               $ 12,245
12/31/2001               $  9,955                                      $ 12,332               $ 12,317
 1/31/2002               $  9,478                                      $ 11,804               $ 14,505
 2/28/2002               $  9,546                                      $ 11,889               $ 11,744
 3/31/2002               $  9,819                                      $ 12,520               $ 12,436
 4/30/2002               $  9,956                                      $ 12,617               $ 12,461
 5/31/2002               $  9,888                                      $ 12,754               $ 12,619
 6/30/2002               $  9,752                                      $ 12,203               $ 12,117
 7/31/2002               $  8,865                                      $ 11,013               $ 10,921
 8/31/2002               $  8,933                                      $ 11,015               $ 10,896
 9/30/2002               $  8,320                                      $  9,847               $  9,726
10/31/2002               $  8,524                                      $ 10,375               $ 10,248
11/30/2002               $  8,661                                      $ 10,874               $ 10,713
12/31/2002               $  8,606                                      $ 10,524               $ 10,353
 1/31/2003               $  8,197                                      $ 10,154               $  9,922
 2/28/2003               $  8,265                                      $  9,948               $  9,694
 3/31/2003               $  8,265                                      $  9,755               $  9,504
 4/30/2003               $  8,811                                      $ 10,696               $ 10,436
 5/31/2003               $  9,426                                      $ 11,377               $ 11,068
 6/30/2003               $  9,494                                      $ 11,692               $ 11,336
 7/31/2003               $  9,630                                      $ 12,003               $ 11,610
 8/31/2003               $  9,767                                      $ 12,361               $ 11,890
 9/30/2003               $ 10,111                                      $ 12,707               $ 12,256
10/31/2003               $ 10,726                                      $ 13,530               $ 13,020
11/30/2003               $ 10,862                                      $ 13,825               $ 13,309
12/31/2003               $ 11,635                                      $ 14,881               $ 14,350

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The MSCI (Morgan Stanley Capital International) All Country World Free ex-US Index is an unmanaged index of global stock market performance excluding the US. The MSCI EAFE Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America. As reported in the semiannual report dated June 30, 2003, the MSCI EAFE Index used to be the fund's primary benchmark. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1)  Index performance is from April 30, 1994.
(2)  Inception date of class A shares (oldest existing share class).

INVESTMENT PORTFOLIO
Columbia International Fund, Variable Series / December 31, 2003

                                                                  SHARES           VALUE
                                                              ---------------  ---------------
COMMON STOCKS--98.8%
CONSUMER DISCRETIONARY--12.5%
AUTO COMPONENTS--0.7%
Continental AG                                                         10,837  $       410,578
FCC Co., Ltd.                                                           6,700          207,626
                                                                               ---------------
                                                                                       618,204
                                                                               ---------------
AUTOMOBILES--1.1%
Honda Motor Co., Ltd.                                                   9,100          404,312
Toyota Motor Corp.                                                     14,400          486,564
                                                                               ---------------
                                                                                       890,876
                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Accor SA                                                               18,480          835,891
Compass Group PLC                                                      63,690          432,022
                                                                               ---------------
                                                                                     1,267,913
                                                                               ---------------
HOUSEHOLD DURABLES--4.0%
Koninklijke Philips Electronics NV                                     33,700          982,957
Matsushita Electric Industrial Co., Ltd.                              113,000        1,563,131
Sanyo Electric Co., Ltd.                                              144,000          752,695
                                                                               ---------------
                                                                                     3,298,783
                                                                               ---------------
MEDIA--1.7%
JC Decaux SA (a)                                                       30,100          491,502
Pearson PLC                                                            79,000          877,138
                                                                               ---------------
                                                                                     1,368,640
                                                                               ---------------
MULTI-LINE RETAIL--0.4%
Seiyu Ltd. (a)                                                         85,000          288,001
                                                                               ---------------
SPECIALTY RETAIL--2.1%
Aoyama Trading Co., Ltd.                                               20,300          401,699
Next PLC                                                               30,042          602,226
Shimamura Co., Ltd.                                                     6,200          421,300
USS Co., Ltd.                                                           4,580          324,044
                                                                               ---------------
                                                                                     1,749,269
                                                                               ---------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
LVMH Moet Hennessy Louis
  Vuitton SA                                                            8,000          581,593
Sanyo Shokai Ltd.                                                      32,000          207,290
                                                                               ---------------
                                                                                       788,883
                                                                               ---------------
CONSUMER STAPLES--3.2%
BEVERAGES--0.3%
Pernod-Ricard                                                           2,300          255,449
                                                                               ---------------
FOOD & DRUG RETAILING--0.4%
Seven-Eleven Japan Co., Ltd.                                           10,000          303,356
                                                                               ---------------
FOOD PRODUCTS--0.8%
Nestle SA                                                               2,710          676,788
                                                                               ---------------
HOUSEHOLD PRODUCTS--1.1%
Reckitt Benckiser PLC                                                  40,534          914,571
                                                                               ---------------
TOBACCO--0.6%
Imperial Tobacco Group PLC                                             22,876          449,183
                                                                               ---------------
ENERGY--6.0%
OIL & GAS--6.0%
BP PLC                                                                108,060          873,804
EnCana Corp.                                                           25,200          994,467
ENI-Ente Nazionale
  Idrocarburi SpA                                                      58,500  $     1,102,658
Fortum Oyj                                                            100,000        1,030,639
PTT Public Co., Ltd., NVDR                                            147,000          686,352
Total SA                                                                1,300          241,432
                                                                               ---------------
                                                                                     4,929,352
                                                                               ---------------
FINANCIALS--20.1%
BANKS--9.1%
Anglo Irish Bank Corp., PLC                                            33,600          529,603
Banco Popular Espanol SA                                                7,257          432,486
Banco Santander Central Hispano SA                                     81,100          959,489
Credit Agricole SA                                                     52,315        1,247,758
Credit Suisse Group                                                    52,390        1,915,984
Fortis Bank Nederland NV (a)(b)(c)                                        525               --
Royal Bank of Scotland Group PLC                                       20,220          594,103
Siam Commercial Bank Public Co., Ltd.,
  Registered Shares (a)                                               320,500          448,931
Standard Chartered PLC                                                 37,335          614,799
UFJ Holdings, Inc.                                                        151          725,860
                                                                               ---------------
                                                                                     7,469,013
                                                                               ---------------
DIVERSIFIED FINANCIALS--2.9%
ING Groep NV                                                           72,917        1,698,710
Nomura Holdings, Inc.                                                  42,000          715,452
                                                                               ---------------
                                                                                     2,414,162
                                                                               ---------------
INSURANCE--5.6%
Allianz AG, Registered Shares                                          15,200        1,916,657
Daido Life Insurance Co., Ltd.                                            108          321,576
Irish Life & Permanent PLC                                             31,800          512,850
Millea Holdings, Inc.                                                     112        1,463,574
Mitsui Sumitomo Insurance Co., Ltd.                                    42,000          344,985
                                                                               ---------------
                                                                                     4,559,642
                                                                               ---------------
REAL ESTATE--2.5%
Mitsubishi Estate Co., Ltd.                                           163,000        1,545,788
Sun Hung Kai Properties Ltd.                                           59,000          486,363
                                                                               ---------------
                                                                                     2,032,151
                                                                               ---------------
HEALTH CARE--6.6%
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Olympus Optical Co., Ltd.                                              43,000          933,168
Smith & Nephew PLC                                                    115,697          969,119
                                                                               ---------------
                                                                                     1,902,287
                                                                               ---------------
PHARMACEUTICALS--4.3%
Chugai Pharmaceutical Co., Ltd.                                        32,400          466,033
Dr. Reddy's Laboratories Ltd., ADR                                     11,700          370,305
GlaxoSmithKline PLC                                                    41,876          956,810
Novartis AG, Registered Shares                                         18,450          837,281
Ranbaxy Laboratories Ltd., GDR                                         14,600          372,300
Teva Pharmaceutical
  Industries Ltd., ADR                                                  9,400          533,074
                                                                               ---------------
                                                                                     3,535,803
                                                                               ---------------

                        See Notes to Investment Portfolio

                                                                  SHARES           VALUE
                                                              ---------------  ---------------
INDUSTRIALS--12.5%
COMMERCIAL SERVICES & SUPPLIES--2.1%
Adecco SA, Registered Shares                                           16,480  $     1,058,886
Capita Group PLC                                                      152,270          660,498
                                                                               ---------------
                                                                                     1,719,384
                                                                               ---------------
CONSTRUCTION & ENGINEERING--0.5%
Land & House Public Co., Ltd.,
  NVDR                                                              1,211,100          375,961
                                                                               ---------------
ELECTRICAL EQUIPMENT--2.1%
Siemens AG, Registered Shares                                          21,569        1,725,668
                                                                               ---------------
INDUSTRIAL CONGLOMERATES--1.2%
Burberry Group PLC                                                     88,400          576,754
Smiths Group PLC                                                       32,900          388,193
                                                                               ---------------
                                                                                       964,947
                                                                               ---------------
MACHINERY--1.1%
Atlas Copco AB, Class B                                                14,800          482,510
Linde AG                                                                8,400          451,919
                                                                               ---------------
                                                                                       934,429
                                                                               ---------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Mitsubishi Corp.                                                       42,000          445,345
                                                                               ---------------
TRANSPORTATION INFRASTRUCTURE--5.0%
Abertis Infraestructuras SA                                           174,036        2,629,128
BAA PLC                                                                69,384          614,625
Brisa-Auto Estradas de Portugal SA                                    129,200          862,764
                                                                               ---------------
                                                                                     4,106,517
                                                                               ---------------

INFORMATION TECHNOLOGY--10.9%
COMMUNICATIONS EQUIPMENT--0.8%
Nortel Networks Corp. (a)                                             142,700          606,200
                                                                               ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Ibiden Co., Ltd.                                                       31,000          390,629
Keyence Corp.                                                           1,700          358,454
Samsung Electronics Co., Ltd., GDR                                      4,073          765,724
TDK Corp.                                                               8,700          626,910
                                                                               ---------------
                                                                                     2,141,717
                                                                               ---------------
INTERNET SOFTWARE & SERVICES--1.2%
T-Online International AG (a)                                          72,800          944,761
                                                                               ---------------
INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--0.6%
Indra Sistemas SA                                                      39,200          502,297
                                                                               ---------------
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                                            18,000          838,381
                                                                               ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.0%
ARM Holdings PLC (a)                                                  182,000          417,470
Infineon Technologies AG                                               27,253          378,398
Nikon Corp.                                                            30,000          452,513
STMicroelectronics NV,
  N.Y. Shares                                                          14,300          386,243
Taiwan Semiconductor
  Manufacturing Co., Ltd., ADR (a)                                     53,300          545,792
Tokyo Electron Ltd.                                                    14,900        1,132,086
                                                                               ---------------
                                                                                     3,312,502
                                                                               ---------------
SOFTWARE--0.7%
Dassault Systemes SA                                                 12,520    $       570,409
                                                                               ---------------
MATERIALS--3.9%
CHEMICALS--1.6%
BASF AG                                                                 7,652          429,802
MG Technologies AG                                                     31,400          439,143
Nitto Denko Corp.                                                       7,900          420,311
                                                                               ---------------
                                                                                     1,289,256
                                                                               ---------------
CONSTRUCTION MATERIALS--1.2%
Siam Cement Public Co., Ltd., NVDR                                    152,700          978,883
                                                                               ---------------
METALS & MINING--1.1%
BHP Billiton Ltd.                                                      97,180          891,963
                                                                               ---------------

TELECOMMUNICATION SERVICES--6.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
France Telecom SA                                                      15,049          429,656
Nippon Telegraph & Telephone Corp.                                         81          390,881
Telecom Italia SpA                                                    134,675          398,757
Telefonica SA                                                          82,872        1,215,386
                                                                               ---------------
                                                                                     2,434,680
WIRELESS TELECOMMUNICATION SERVICES--3.5%
NTT DoCoMo, Inc.                                                          565        1,281,514
Vodafone Group PLC                                                    657,646        1,625,896
                                                                               ---------------
                                                                                     2,907,410
                                                                               ---------------

UTILITIES--16.6%
ELECTRIC UTILITIES--8.8%
Edison International (a)                                               57,400        1,258,782
Exelon Corp.                                                           13,100          869,316
FirstEnergy Corp.                                                      12,300          432,960
National Grid Transco PLC                                             127,404          910,259
Pepco Holdings, Inc.                                                   28,300          552,982
PG&E Corp. (a)                                                         30,400          844,208
Pinnacle West Capital Corp.                                            19,500          780,390
Public Service Enterprise Group, Inc.                                   9,000          394,200
Scottish & Southern Energy PLC                                        100,000        1,201,339
                                                                               ---------------
                                                                                     7,244,436
                                                                               ---------------
GAS UTILITIES--7.8%
Enagas SA                                                             366,311        3,969,190
Snam Rete Gas SpA                                                     577,000        2,442,691
                                                                               ---------------
                                                                                     6,411,881
                                                                               ---------------
TOTAL COMMON STOCKS
  (cost of $61,283,272)                                                             81,059,353
                                                                               ---------------

PREFERRED STOCK--0.5%
CONSUMER DISCRETIONARY--0.5%
MEDIA--0.5%
ProSiebenSat.1 Media AG
  (cost of $401,229)                                                   22,984          383,703
                                                                               ---------------

                       See Notes to Investment Portfolio.

                                                                    PAR            VALUE
                                                              ---------------  ---------------
SHORT-TERM OBLIGATION--0.2%
Repurchase agreement with
  State Street Bank & Trust Co., dated 12/31/03, due
  01/02/04 at 0.780%, collateralized by a U.S. Treasury
  Note maturing 08/15/11, market value $186,619 (repurchase
  proceeds $180,008) (cost of $180,000)                             $ 180,000  $       180,000
                                                                               ---------------
TOTAL INVESTMENTS--99.5%
  (cost of $61,864,501) (d)                                                         81,623,056
                                                                               ---------------
OTHER ASSETS & LIABILITIES, NET--0.5%                                                  378,752
                                                                               ---------------
NET ASSETS--100.0%                                                             $    82,001,808
                                                                               ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(c)  Security has no value.
(d)  Cost for federal income tax purposes is $63,597,997.

SUMMARY OF SECURITIES                                                             % OF TOTAL
BY COUNTRY (UNAUDITED):                                            VALUE         INVESTMENTS
-----------------------                                       ---------------  ---------------
Japan                                                         $    18,213,476             22.3%
United Kingdom                                                     13,678,809             16.8
Spain                                                               9,707,976             11.9
Germany                                                             7,080,630              8.7
United States                                                       5,312,838              6.5
France                                                              4,653,689              5.7
Switzerland                                                         4,488,940              5.5
Italy                                                               3,944,106              4.8
Netherlands                                                         3,067,909              3.7
Thailand                                                            2,490,128              3.0
Canada                                                              1,600,668              2.0
Ireland                                                             1,042,453              1.3
Finland                                                             1,030,639              1.3
Australia                                                             891,963              1.1
Portugal                                                              862,764              1.1
South Korea                                                           765,724              0.9
India                                                                 742,605              0.9
Taiwan                                                                545,792              0.7
Israel                                                                533,074              0.6
Hong Kong                                                             486,363              0.6
Sweden                                                                482,510              0.6
                                                              ---------------            -----
                                                              $    81,623,056            100.0%
                                                              ===============            =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

            ACRONYM              NAME
            -------              ----
             ADR       American Depositary Receipt
             GDR       Global Depositary Receipt
             NVDR      Non-Voting Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Columbia International Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                          $    61,864,501
                                                              ---------------
Investments, at value                                         $    81,623,056
Cash                                                                      853
Foreign currency (cost of $533,420)                                   569,737
Receivable for:
  Investments sold                                                    557,080
  Interest                                                                270
  Dividends                                                           109,802
  Expense reimbursement due from Investment Advisor                    25,816
Deferred Trustees' compensation plan                                    3,872
                                                              ---------------
    TOTAL ASSETS                                                   82,890,486
                                                              ---------------
LIABILITIES:
Payable for:
  Fund shares repurchased                                             702,853
  Investment advisory fee                                              46,926
  Transfer agent fee                                                      625
  Pricing and bookkeeping fees                                          3,073
  Audit fee                                                             8,700
  Custody fee                                                           9,538
  Distribution fees - Class B                                           1,845
Deferred Trustees' fees                                                 3,872
Foreign capital gains tax accrued                                     103,767
Other liabilities                                                       7,479
                                                              ---------------
    TOTAL LIABILITIES                                                 888,678
                                                              ---------------
NET ASSETS                                                    $    82,001,808
                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                               $    87,143,501
Undistributed net investment income                                   101,611
Accumulated net realized loss                                     (24,945,888)
Net unrealized appreciation (depreciation) on:
  Investments                                                      19,758,555
  Foreign currency translations                                        47,796
  Foreign capital gains tax                                          (103,767)
                                                              ---------------
NET ASSETS                                                    $    82,001,808
                                                              ===============
CLASS A:
Net assets                                                    $    75,184,498
Shares outstanding                                                 44,392,198
                                                              ===============
Net asset value per share                                     $          1.69
                                                              ===============
CLASS B:
Net assets                                                    $     6,817,310
Shares outstanding                                                  4,036,722
                                                              ===============
Net asset value per share                                     $          1.69
                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia International Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                     $     1,734,377
Interest                                                               31,860
                                                              ---------------
  Total Investment Income (net of foreign taxes withheld
    of $135,256)                                                    1,766,237
                                                              ---------------
EXPENSES:
Investment advisory fee                                               564,108
Distribution fee--Class B                                              11,521
Pricing and bookkeeping fees                                           27,631
Transfer agent fee                                                      7,500
Trustees' fees                                                          3,755
Custody fee                                                            62,433
Other expenses                                                         59,886
                                                              ---------------
   Total Expenses                                                     736,834
Fees and expenses waived or reimbursed by Investment Advisor         (115,632)
Custody earnings credit                                                  (113)
                                                              ---------------
   Net Expenses                                                       621,089
                                                              ---------------
Net Investment Income                                               1,145,148
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY AND FOREIGN CAPITAL GAINS TAX:
Net realized loss on:
  Investments                                                      (2,389,735)
  Foreign currency transactions                                      (210,604)
  Foreign capital gains tax                                            (1,686)
                                                              ---------------
    Net realized loss                                              (2,602,025)
                                                              ---------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                      24,821,359
  Foreign currency translations                                        41,237
  Foreign capital gains tax                                          (103,767)
                                                              ---------------
    Net change in unrealized appreciation/depreciation             24,758,829
                                                              ---------------
Net Gain                                                           22,156,804
                                                              ---------------
Net Increase in Net Assets from Operations                    $    23,301,952
                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia International Fund, Variable Series

                                                                           YEAR ENDED       YEAR ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                            2003             2002
----------------------------------                                      ---------------   ---------------
OPERATIONS:
Net investment income                                                   $     1,145,148   $       213,923
Net realized loss on investments, foreign currency transactions and
  foreign capital gains tax                                                  (2,602,025)       (8,171,078)
Net change in unrealized appreciation/depreciation on investments,
  foreign currency translations and foreign capital gains tax                24,758,829         3,002,063
                                                                        ---------------   ---------------
        Net Increase (Decrease) from Operations                              23,301,952        (4,955,092)
                                                                        ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                    (780,341)         (113,012)
    Class B                                                                     (54,564)               (1)
                                                                        ---------------   ---------------
    Total Distributions Declared to Shareholders                               (834,905)         (113,013)
                                                                        ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                              22,045,783         3,503,319
  Proceeds received in connection with merger                                35,910,049                --
  Distributions reinvested                                                      780,341           113,012
  Redemptions                                                               (33,015,574)      (10,964,351)
                                                                        ---------------   ---------------
        Net Increase (Decrease)                                              25,720,599        (7,348,020)
                                                                        ---------------   ---------------
Class B:
  Subscriptions                                                                 261,779                --
  Proceeds received in connection with merger                                 5,503,084                --
  Distributions reinvested                                                       54,564                 1
  Redemptions                                                                  (888,774)               --
                                                                        ---------------   ---------------
        Net Increase                                                          4,930,653                 1
                                                                        ---------------   ---------------
Net Increase (Decrease) from Share Transactions                              30,651,252        (7,348,019)
                                                                        ---------------   ---------------
Total Increase (Decrease) in Net Assets                                      53,118,299       (12,416,124)
NET ASSETS:
Beginning of period                                                          28,883,509        41,299,633
                                                                        ---------------   ---------------
End of period (including undistributed net investment income of
  $101,611 and $7,075, respectively)                                    $    82,001,808   $    28,883,509
                                                                        ===============   ===============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                              15,774,129         2,647,684
  Issued in connection with merger                                           28,728,067                --
  Issued for distributions reinvested                                           468,404            90,410
  Redemptions                                                               (23,430,429)       (8,091,137)
                                                                        ---------------   ---------------
        Net Increase (Decrease)                                              21,540,171        (5,353,043)
                                                                        ---------------   ---------------
Class B:
  Subscriptions                                                                 180,431                --
  Issued in connection with merger                                            4,437,971                --
  Issued for distributions reinvested                                            32,782                 1
  Redemptions                                                                  (614,950)               --
                                                                        ---------------   ---------------
        Net Increase                                                          4,036,234                 1
                                                                        ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia International Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Columbia International Fund, Variable Series (formerly Colonial International Fund for Growth, Variable Series) (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the closing price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Foreign markets close each day at various times prior to the close of the New York Stock Exchange ("NYSE"). Foreign currency exchange rates are generally determined prior to the close of the NYSE at 12:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the value of a foreign security may occur subsequent to the close of the exchange or market which would not be reflected in the computation of the Fund's net asset value. In such an event, the foreign security will be valued at the fair value.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge a Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net on non-reclaimable tax withholdings.

   FOREIGN CURRENCY TRANSACTIONS--The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FOREIGN CAPITAL GAINS TAX--Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 30%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the rate appropriate for each jurisdiction.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for foreign currency transactions, capital loss carryforwards permanently lost and capital loss carryforwards from the merger were identified and reclassified among the components of the Fund's net assets as follows:

   UNDISTRIBUTED NET                         ACCUMULATED         PAID-IN
   INVESTMENT INCOME                      NET REALIZED LOSS      CAPITAL
   -----------------                      -----------------      -------
      $ (215,707)                            $ (6,528,304)     $ 6,744,011

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                                 DECEMBER 31,     DECEMBER 31,
                                                     2003             2002
                                               ---------------  ---------------
Distributions paid from:
     Ordinary Income*                          $       834,905  $       113,013
     Long-Term Capital Gains                                --               --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED                 UNDISTRIBUTED
       ORDINARY                      LONG-TERM                       NET UNREALIZED
        INCOME                     CAPITAL GAINS                      APPRECIATION*
     -------------                 -------------                     --------------
       $ 102,117                        $ -                           $ 17,969,509

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates was:

     Unrealized appreciation              $ 18,639,220
     Unrealized depreciation                  (614,161)
                                          ------------
       Net unrealized appreciation        $ 18,025,059
                                          ============

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

       YEAR OF                            CAPITAL LOSS
     EXPIRATION                           CARRYFORWARD
     ----------                           ------------
        2006                              $      5,245
        2007                                   771,402
        2008                                   668,968
        2009                                17,959,809
        2010                                 3,027,462
        2011                                   779,506
                                          ------------
                                          $ 23,212,392
                                          ============

Of the capital loss carryforwards attributable to the Fund, $12,752,633 was obtained upon the Fund's merger with Colonial International Horizons Fund, Variable Series, Colonial Global Equity Fund, Variable Series and Stein Roe Global Utilities Fund, Variable Series (See Note 7).

Capital loss carryforwards of $11,903,481 were utilized and/or expired during the year ended December 31, 2003 for the Fund. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Liberty Advisory Services Corp., the previous investment advisor to the Fund, and Colonial Management Associates, Inc., the previous sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                                  FEE RATE
------------------------                                  --------
First $1 billion                                            0.90%
Next $500 million                                           0.85%
Over $1.5 billion                                           0.80%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                                  FEE RATE
------------------------                                  --------
First $1 billion                                            0.90%
Over $1 billion                                             0.85%

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.90%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.044%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $7,500.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Effective April 7, 2003, Columbia has agreed to reimburse fees at the annual rate of 0.21% of the Fund's average daily net assets. This agreement will continue until April 6, 2004, after which it may be revised or discontinued any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $61,711,477 and $75,201,057, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   FOREIGN SECURITIES--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 7, 2003, the Colonial International Horizons Fund, Variable Series, Colonial Global Equity Fund, Variable Series and Stein Roe Global Utilities Fund, Variable Series (collectively, "the target funds"), merged into the Colonial International Fund for Growth, Variable Series. The Colonial International Fund for Growth, Variable Series, received a tax-free transfer of assets from the target funds as follows:

                                               SHARES         NET ASSETS       UNREALIZED
                                               ISSUED          RECEIVED      DEPRECIATION(1)
                                               ------         ----------     ---------------
Colonial International Horizons Fund,
  Variable Series                               3,046,706  $     3,777,920  $       852,127

Colonial Global Equity Fund,
  Variable Series                               1,391,632        1,725,629        1,018,882

Stein Roe Global Utilities Fund,
  Variable Series                              28,727,700       35,909,584          610,951

                                                                  NET ASSETS
       NET ASSETS                    NET ASSETS                   OF COLONIAL
      OF COLONIAL                      OF THE                    INTERNATIONAL
     INTERNATIONAL                     TARGET                       FUND FOR
        FUND FOR                        FUNDS                      GROWTH, VS
       GROWTH, VS                   IMMEDIATELY                   IMMEDIATELY
        PRIOR TO                      PRIOR TO                       AFTER
      COMBINATION                   COMBINATION                   COMBINATION
     -------------                  -----------                  -------------
      $ 27,327,712                  $ 41,413,133                  $ 68,740,845

(1) Unrealized depreciation is included in the respective Net Assets Received amount shown above.

Also on April 7, 2003, subsequent to the merger described above, the Colonial International Fund for Growth, Variable Series was renamed the Columbia International Fund, Variable Series.

FINANCIAL HIGHLIGHTS
Columbia International Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                PERIOD
                                                                        YEAR ENDED DECEMBER 31,                 ENDED
                                                              --------------------------------------------    DECEMBER 31,
                                                                 2003              2002           2001          2000 (a)
                                                              -----------       -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $      1.26       $      1.46    $      1.93    $      2.50
                                                              -----------       -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                     0.03              0.01             --(c)       (0.01)
Net realized and unrealized gain (loss) on investments,
  foreign currency and foreign capital gains tax                     0.41             (0.21)         (0.47)         (0.22)
                                                              -----------       -----------    -----------    -----------
      Total from Investment Operations                               0.44             (0.20)         (0.47)         (0.23)
                                                              -----------       -----------    -----------    -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                          (0.01)               --(c)          --          (0.04)
In excess of net investment income                                     --                --             --             --(c)
From net realized gains                                                --                --             --          (0.30)
In excess of net realized gains                                        --                --             --             --(c)
                                                              -----------       -----------    -----------    -----------
      Total Distributions Declared to Shareholders                  (0.01)               --             --          (0.34)
                                                              -----------       -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                                $      1.69       $      1.26    $      1.46    $      1.93
                                                              ===========       ===========    ===========    ===========
Total return (d)(e)                                                 35.21%(f)        (13.56)%       (24.35)%        (9.01)%(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                         1.22%             1.38%          1.48%          1.33%(i)
Net investment income (loss) (h)                                     1.71%             0.37%          0.16%         (0.43)%(i)
Waiver/reimbursement                                                 0.18%               --             --             --
Portfolio turnover rate                                               104%               39%            34%            76%
Net assets, end of period (000's)                             $     6,817       $         1    $         1    $         1

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Columbia International Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Columbia International Fund, Variable Series (formerly Colonial International Fund for Growth, Variable Series) (the "Fund") (a series of Liberty Variable Investment Trust) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

PORTFOLIO MANAGER'S DISCUSSION
Columbia Real Estate Equity Fund, Variable Series / December 31, 2003

Columbia Real Estate Equity Fund, Variable Series seeks capital appreciation and above-average current income.

David W. Jellison has managed the fund and its predecessor since its inception in March 1998.

The market for real estate investment trusts (REITs) was resilient in 2003, as the NAREIT Equity Index outperformed the S&P 500 Index for the fourth consecutive year. Against this backdrop the fund generated a strong absolute return and outperformed the S&P 500 Index but underperformed the NAREIT Equity Index primarily because of its more defensive posture. An overweight allocation to securities in the forest products sector detracted from performance relative to the index. In addition, the fund was underexposed to health care REITs, one of the better-performing sectors of the index.

SECTOR ALLOCATION DECISIONS AIDED RESULTS

Average vacancy rates in major office markets during the year were significantly higher than their historical average. Similarly, apartment vacancy rates increased as weaker job growth decreased demand while low mortgage rates increased home ownership. We maintained an underweight position in both types of companies, which benefited the fund's return. Cyclically oriented sectors of the real estate markets, including higher-quality regional malls and shopping centers, industrial and lodging companies, were also solid performers. Nevertheless, we did not participate in the rally in health care REITs. These companies rarely meet our selection criteria because their cash flow streams are dependent on government policy.

CAPITAL INFLOWS BOOSTED VALUATIONS

REITs continued to attract inflows of investor capital over the course of the year, in many cases driving prices up to premium levels. As a result, we maintained the fund's defensive positioning. We added to our investment in non-real-estate related companies--primarily in paper and forest products companies, which accounted for approximately 8.5% of the fund's assets by the end of the period. (The fund's investment policy permits us to hold up to 20% of assets in non-real-estate related companies.) We like the paper and forest-products sectors because we believe they are early in their product pricing cycles and that cash flows are set to grow strongly. These stocks, many of which were disappointments when we first purchased them in the fourth quarter of 2002 and in early 2003, recovered nicely as manufacturing activity rebounded. We also added a relatively new investment vehicle called an income deposit security (IDS) by initiating a small position in Volume Services of America, a nationally franchised operator of concessions at stadiums and convention centers. (1.3% of net assets). Popular in Canada, an IDS combines a share of dividend-paying common stock along with an interest in corporate subordinated debt. The security pays both a dividend, which is now taxed at the lower corporate dividend, and interest, which is taxed at ordinary tax rates. We purchased the security for its income potential--the yield was 9.4% on December 31, 2003.

RISKS RISE FOR REITS

Strong performance by REITs during the year was driven, in part, by investors seeking higher yields than they can get from alternative investments. However, the sector faces a number of challenges. Recent tax legislation may cause REITs to look relatively less attractive because, generally speaking, the dividends they pay are taxed at a higher rate than other dividends. Although the business conditions underlying the REIT markets appear to be improving, the timing of increased cash flows from property investments may be slower to materialize than in other sectors of the investment markets. At the same time, real estate stocks have become pricier and risk is rising. We believe the portfolio's defensive positioning is appropriate for this environment. Over the long term, we believe our investments have the potential to benefit from the economic recovery that is now underway.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

Holdings are disclosed as of December 31, 2003, and are subject to change.

PERFORMANCE INFORMATION
Columbia Real Estate Equity Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                                   1-YEAR     5-YEAR     LIFE
--------------------------------------------------------------------------------
Class B (4/14/03)                                  33.58       12.07     8.38
NAREIT Index(1)                                    37.13       14.35     8.95
S&P 500 Index(2)                                   28.68       -0.57     2.42

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)                             4/14/03       12/31/03
--------------------------------------------------------------------------------
Class B                                                    9.82          10.99

[CHART]

VALUE OF A $10,000 INVESTMENT, 3/3/98(3) - 12/31/03

Class B: $15,984

              CLASS B SHARES       NAREIT INDEX           S&P 500 INDEX
 2/28/1998          $ 10,000           $ 10,000                $ 10,000
 3/31/1998          $ 10,350           $ 10,179                $ 10,485
 4/30/1998          $  9,981           $  9,847                $ 10,591
 5/31/1998          $  9,931           $  9,778                $ 10,409
 6/30/1998          $  9,908           $  9,712                $ 10,831
 7/31/1998          $  9,356           $  9,081                $ 10,717
 8/31/1998          $  8,664           $  8,224                $  9,167
 9/30/1998          $  9,079           $  8,690                $  9,755
10/31/1998          $  8,917           $  8,529                $ 10,548
11/30/1998          $  9,079           $  8,654                $ 11,187
12/31/1998          $  9,044           $  8,436                $ 11,831
 1/31/1999          $  8,889           $  8,260                $ 12,326
 2/28/1999          $  8,827           $  8,066                $ 11,942
 3/31/1999          $  8,753           $  8,029                $ 12,420
 4/30/1999          $  9,406           $  8,791                $ 12,901
 5/31/1999          $  9,675           $  8,985                $ 12,596
 6/30/1999          $  9,443           $  8,839                $ 13,295
 7/31/1999          $  9,077           $  8,558                $ 12,880
 8/31/1999          $  9,066           $  8,450                $ 12,817
 9/30/1999          $  8,645           $  8,128                $ 12,466
10/31/1999          $  8,454           $  7,928                $ 13,255
11/30/1999          $  8,370           $  7,799                $ 13,524
12/31/1999          $  8,670           $  8,046                $ 14,321
 1/31/2000          $  8,702           $  8,073                $ 13,602
 2/29/2000          $  8,487           $  7,977                $ 13,345
 3/31/2000          $  8,925           $  8,239                $ 14,650
 4/30/2000          $  9,466           $  8,793                $ 14,209
 5/31/2000          $  9,552           $  8,879                $ 13,918
 6/30/2000          $  9,874           $  9,107                $ 14,262
 7/31/2000          $ 10,772           $  9,903                $ 14,039
 8/31/2000          $ 10,323           $  9,501                $ 14,911
 9/30/2000          $ 10,731           $  9,804                $ 14,124
10/31/2000          $ 10,234           $  9,379                $ 14,064
11/30/2000          $ 10,521           $  9,499                $ 12,956
12/31/2000          $ 11,145           $ 10,168                $ 13,020
 1/31/2001          $ 11,023           $ 10,274                $ 13,482
 2/28/2001          $ 10,866           $ 10,109                $ 12,252
 3/31/2001          $ 10,659           $ 10,207                $ 11,475
 4/30/2001          $ 11,041           $ 10,451                $ 12,367
 5/31/2001          $ 11,254           $ 10,704                $ 12,450
 6/30/2001          $ 11,776           $ 11,331                $ 12,147
 7/31/2001          $ 11,527           $ 11,106                $ 12,028
 8/31/2001          $ 11,900           $ 11,512                $ 11,275
 9/30/2001          $ 11,101           $ 11,035                $ 10,364
10/31/2001          $ 10,688           $ 10,719                $ 10,562
11/30/2001          $ 11,352           $ 11,309                $ 11,372
12/31/2001          $ 11,668           $ 11,584                $ 11,472
 1/31/2002          $ 11,737           $ 11,608                $ 11,305
 2/28/2002          $ 11,979           $ 11,832                $ 11,087
 3/31/2002          $ 12,477           $ 12,542                $ 11,504
 4/30/2002          $ 12,569           $ 12,648                $ 10,807
 5/31/2002          $ 12,812           $ 12,819                $ 10,727
 6/30/2002          $ 13,010           $ 13,169                $  9,963
 7/31/2002          $ 12,277           $ 12,480                $  9,187
 8/31/2002          $ 12,149           $ 12,455                $  9,246
 9/30/2002          $ 11,642           $ 11,977                $  8,241
10/31/2002          $ 11,256           $ 11,401                $  8,967
11/30/2002          $ 11,852           $ 11,938                $  9,495
12/31/2002          $ 11,966           $ 12,026                $  8,937
 1/31/2003          $ 11,643           $ 11,676                $  8,703
 2/28/2003          $ 11,768           $ 11,869                $  8,573
 3/31/2003          $ 11,988           $ 12,106                $  8,656
 4/30/2003          $ 12,510           $ 12,639                $  9,369
 5/31/2003          $ 13,121           $ 13,402                $  9,863
 6/30/2003          $ 13,377           $ 13,694                $  9,989
 7/31/2003          $ 14,051           $ 14,427                $ 10,165
 8/31/2003          $ 14,288           $ 14,505                $ 10,363
 9/30/2003          $ 14,633           $ 14,998                $ 10,253
10/31/2003          $ 14,820           $ 15,270                $ 10,834
11/30/2003          $ 15,397           $ 15,935                $ 10,929
12/31/2003          $ 15,984           $ 16,495                $ 11,498

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The NAREIT (National Association of Real Estate Investment Trusts) Index is an unmanaged index that reflects performance of all publicly traded equity REITs. The S&P (Standard &Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US Stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1)  Index performance is from February 28, 1998.

(2)  Index performance is from March 3, 1998.

(3)  Inception date of class A shares (oldest existing share class).

INVESTMENT PORTFOLIO
Columbia Real Estate Equity Fund, Variable Series / December 31, 2003

                                                                  SHARES           VALUE
                                                              ---------------  ---------------
COMMON STOCKS--97.2%
CONSUMER DISCRETIONARY--5.4%
HOTELS, RESTAURANTS & LEISURE--5.4%
Hilton Hotels Corp.                                                     4,025  $        68,948
La Quinta Corp. (a)                                                     6,300           40,383
Marriott International, Inc.                                              940           43,428
Starwood Hotels & Resorts
  Worldwide, Inc.                                                         835           30,035
                                                                               ---------------
                                                                                       182,794
                                                                               ---------------

FINANCIALS--80.8%
REAL ESTATE--80.8%
Alexandria Real Estate
  Equities, Inc., REIT                                                  2,160          125,064
AMB Property Corp., REIT                                                1,530           50,306
American Financial Realty Trust, REIT                                   1,800           30,690
Apartment Investment &
  Management Co., Class A, REIT                                         1,170           40,365
Archstone-Smith Trust, REIT                                             2,160           60,437
AvalonBay Communities, Inc., REIT                                       1,220           58,316
Boston Properties, Inc., REIT                                           1,145           55,178
Brookfield Properties Corp.                                             1,340           38,458
CarAmerica Realty Corp., REIT                                             875           26,057
Catellus Development Corp., REIT (a)                                    1,365           32,924
CenterPoint Properties Corp., REIT                                        875           65,538
Chelsea Property Group, Inc., REIT                                        720           39,463
Cousins Properties, Inc., REIT                                          4,450          136,170
Duke Realty Corp., REIT                                                 3,920          121,520
Equity Office Properties Trust, REIT                                    3,036           86,981
Equity Residential, REIT                                                2,070           61,086
First Industrial Realty Trust,
  Inc., REIT                                                            1,015           34,256
General Growth Properties, Inc., REIT                                   6,005          166,639
iStar Financial, Inc., REIT                                             3,735          145,291
Kimco Realty Corp., REIT                                                1,917           85,786
Liberty Property Trust, REIT                                            2,260           87,914
Manufactured Home
  Communities, Inc., REIT                                                 605           22,778
Newcastle Investment Corp., REIT                                        2,005           54,336
Pan Pacific Retail Properties,
  Inc., REIT                                                              940           44,791
Parkway Properties, Inc., REIT                                            285           11,856
Prentiss Properties Trust, REIT                                           655           21,608
ProLogis Trust, REIT                                                    4,680          150,181
Public Storage, Inc., REIT                                              2,050           88,950
Reckson Associates Realty
  Corp., REIT                                                             720           17,496
Regency Centers Corp., REIT                                             3,060          121,941
Rouse Co., REIT                                                         2,660          125,020
Simon Property Group, Inc., REIT                                        4,100          189,994
SL Green Realty Corp., REIT                                             1,260           51,723
St. Joe Co.                                                             2,460           91,733
Taubman Centers, Inc., REIT                                             3,035           62,521
United Dominion Realty Trust,
  Inc., REIT                                                            2,125           40,800
Vornado Realty Trust, REIT                                              1,195           65,426
                                                                               ---------------
                                                                                     2,709,593
                                                                               ---------------
MATERIALS--11.0%
CONTAINERS & PACKAGING--2.5%
Smurfit-Stone Container Corp. (a)                                       3,050  $        56,638
Temple-Inland, Inc.                                                       450           28,202
                                                                               ---------------
                                                                                        84,840
                                                                               ---------------
PAPER & FOREST PRODUCTS--8.5%
Bowater, Inc.                                                           2,935          135,920
International Paper Co.                                                 2,290           98,722
MeadWestvaco Corp.                                                      1,685           50,129
                                                                               ---------------
                                                                                       284,771
                                                                               ---------------
TOTAL COMMON STOCKS
  (cost of $2,611,825)                                                               3,261,998
                                                                               ---------------

INCOME DEPOSIT SECURITY--1.3%
CONSUMER DISCRETIONARY--1.3%
HOTELS, RESTAURANTS & LEISURE--1.3%
Volume Services of America Holdings, Inc.
(cost of $37,515)                                                       2,500           41,625
                                                                               ---------------
TOTAL INVESTMENTS--98.5%
  (cost of $2,649,340) (b)                                                           3,303,623
                                                                               ---------------
OTHER ASSETS & LIABILITIES, NET--1.5%                                                   51,214
                                                                               ---------------
NET ASSETS--100.0%                                                             $     3,354,837
                                                                               ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is $2,664,615.

            ACRONYM              NAME
            -------              ----
             REIT      Real Estate Investment Trust

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Columbia Real Estate Equity Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                          $     2,649,340
                                                              ---------------
Investments, at value                                         $     3,303,623
Cash                                                                   66,721
Receivable for:
  Fund shares sold                                                      6,539
  Dividends                                                            12,904
  Expense reimbursement due from Investment Advisor                     2,762
Deferred Trustees' compensation plan                                      667
                                                              ---------------
    TOTAL ASSETS                                                    3,393,216
                                                              ---------------
LIABILITIES:
Payable for:
  Fund shares repurchased                                               7,597
  Investment advisory fee                                               2,285
  Administration fee                                                      257
  Transfer agent fee                                                      417
  Pricing and bookkeeping fees                                          2,040
  Trustees' fees                                                           49
  Audit fee                                                            23,410
  Custody fee                                                             361
  Distribution fee--Class B                                               535
Deferred Trustees' fees                                                   667
Other liabilities                                                         761
                                                              ---------------
    TOTAL LIABILITIES                                                  38,379
                                                              ---------------
NET ASSETS                                                    $     3,354,837
                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                               $     2,652,539
Overdistributed net investment income                                    (785)
Accumulated net realized gain                                          48,800
Net unrealized appreciation on investments                            654,283
                                                              ---------------
NET ASSETS                                                    $     3,354,837
                                                              ===============
CLASS A:
Net assets                                                    $       914,189
Shares outstanding                                                     83,424
                                                              ===============
Net asset value per share                                     $         10.96
                                                              ===============
CLASS B:
Net assets                                                    $     2,440,648
Shares outstanding                                                    222,089
                                                              ===============
Net asset value per share                                     $         10.99
                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia Real Estate Equity Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                     $        95,682
Interest                                                                1,570
                                                              ---------------
  Total Investment Income (net of foreign taxes withheld
    of $65)                                                            97,252
                                                              ---------------
EXPENSES:
Investment advisory fee                                                19,560
Administration fee                                                      2,217
Distribution fee--Class B                                               3,961
Transfer agent fee                                                      5,000
Pricing and bookkeeping fees                                           25,993
Trustees' fees                                                            584
Custody fee                                                             4,845
Audit fee                                                              32,230
Amortization of organization expense                                      375
Other expenses                                                          2,629
                                                              ---------------
  Total Expenses                                                       97,394
Fees and expenses waived or reimbursed by Investment Advisor          (21,088)
Custody earnings credit                                                   (28)
                                                              ---------------
  Net Expenses                                                         76,278
                                                              ---------------
Net Investment Income                                                  20,974
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      540,776
Net change in unrealized appreciation/depreciation on
  investments                                                         323,613
                                                              ---------------
Net Gain                                                              864,389
                                                              ---------------
Net Increase in Net Assets from Operations                    $       885,363
                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia Real Estate Equity Fund, Variable Series

                                                                 YEAR ENDED       YEAR ENDED
                                                                DECEMBER 31,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                  2003             2002
----------------------------------                            ---------------  ---------------
OPERATIONS:
Net investment income                                         $        20,974  $        41,411
Net realized gain on investments                                      540,776           40,621
Net change in unrealized appreciation/depreciation on
  investments                                                         323,613          (66,916)
                                                              ---------------  ---------------
        Net Increase from Operations                                  885,363           15,116
                                                              ---------------  ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                              (6,669)         (33,393)
  Class B                                                             (12,646)              --
From net realized gains:
  Class A                                                            (127,579)         (39,385)
  Class B                                                            (344,419)              --
                                                              ---------------  ---------------
  Total Distributions Declared to Shareholders                       (491,313)         (72,778)
                                                              ---------------  ---------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                       689,817          224,088
  Proceeds received in connection with merger                           1,269               --
  Distributions reinvested                                            137,660           72,778
  Redemptions                                                      (1,058,627)        (372,423)
                                                              ---------------  ---------------
        Net Decrease                                                 (229,881)         (75,557)
                                                              ---------------  ---------------
Class B:
  Subscriptions                                                       429,718               --
  Proceeds received in connection with merger                       1,868,312               --
  Distributions reinvested                                            353,653               --
  Redemptions                                                        (440,174)              --
                                                              ---------------  ---------------
        Net Increase                                                2,211,509               --
                                                              ---------------  ---------------
Net Increase (Decrease) from Share Transactions                     1,981,628          (75,557)
                                                              ---------------  ---------------
Total Increase (Decrease) in Net Assets                             2,375,678         (133,219)
NET ASSETS:
Beginning of period                                                   979,159        1,112,378
                                                              ---------------  ---------------
End of period (including overdistributed net investment
  income of $(785) and $(14), respectively)                   $     3,354,837  $       979,159
                                                              ===============  ===============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                        50,234           20,934
  Issued in connection with merger                                        129               --
  Issued for distributions reinvested                                  12,550            7,407
  Redemptions                                                         (81,080)         (36,726)
                                                              ---------------  ---------------
        Net Decrease                                                  (18,167)          (8,385)
                                                              ---------------  ---------------
Class B:
  Subscriptions                                                        38,575               --
  Issued in connection with merger                                    190,256               --
  Issued for distributions reinvested                                  32,073               --
  Redemptions                                                         (38,815)              --
                                                              ---------------  ---------------
        Net Increase                                                  222,089               --
                                                              ---------------  ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia Real Estate Equity Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Columbia Real Estate Equity Fund, Variable Series (formerly Galaxy VIP Real Estate Equity Fund II) (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks to provide capital appreciation and above-average current income.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. The Fund estimates components of distributions from Real Estate Investment Trusts ("REITs"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from REITs. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows:

                                               DECREASE IN UNDISTRIBUTED
DECREASE IN COST                                  NET INVESTMENT LOSS
----------------                               -------------------------
    $ 45,011                                            $ 45,011

The effect of this change for the year ended December 31, 2003 is as follows:

     DECREASE IN           DECREASE IN
      UNREALIZED          NET INVESTMENT         INCREASE IN
     APPRECIATION             INCOME           NET REALIZED GAIN
     ------------         --------------       -----------------
       $ 32,503               $ 43,149              $ 75,652

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

   ORGANIZATION COSTS--The Fund has borne all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years, beginning with the commencement of the Fund's operation. As of December 31, 2003, all organization costs have been fully amortized.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for non-deductible expenses from the merger, capital loss carryforwards from the merger, Real Estate Investment Trust ("REIT") adjustments from the merger and distribution reclassifications were identified and reclassified among the components of the Fund's net assets as follows:

   OVERDISTRIBUTED                 ACCUMULATED             PAID-IN
NET INVESTMENT INCOME          NET REALIZED GAIN           CAPITAL
---------------------          -----------------           -------
        $ 42,581                   $ (20,488)             $ (22,093)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                              DECEMBER 31,     DECEMBER 31,
                                                 2003             2002
                                            ---------------  ---------------
Distributions paid from:
     Ordinary Income*                       $       165,123  $        32,622
     Long-Term Capital Gains                        326,190           40,156

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED            UNDISTRIBUTED
       ORDINARY                LONG-TERM               NET UNREALIZED
        INCOME                CAPITAL GAINS             APPRECIATION*
     -------------            -------------            --------------
        $ 7,629                  $ 56,446                  $ 639,008

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales. Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation                  $ 642,576
     Unrealized depreciation                     (3,568)
                                              ---------
       Net unrealized appreciation            $ 639,008
                                              =========

Capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. As of December 31, 2003, the Fund had no capital loss carryforwards.

Capital loss carryforwards of $14,380 were utilized and/or expired during the year ended December 31, 2003 for the Fund. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Fleet Investment Advisors, Inc., the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                                        FEE RATE
------------------------                                        --------
First $500 million                                                0.75%
Next $500 million                                                 0.70%
Over $1 billion                                                   0.65%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee at the annual rate of 0.75% of the Fund's average daily net assets.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.75%.

   ADMINISTRATION FEE--Columbia provides administrative and other services for a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                                        FEE RATE
------------------------                                        --------
First $1 billion                                                 0.085%
Next $1.5 billion                                                0.078%
Over $2.5 billion                                                0.073%

For the period April 14, 2003 through October 31, 2003, Columbia was entitled to receive fees, computed daily and payable monthly, at the annual rate of 0.085% of the Fund's average daily net assets. Prior to April 14, 2003, Columbia was entitled to receive fees at current rates based on the combined average daily net assets of the funds in the Galaxy VIP Fund (the "predecessor trust").

For the year ended December 31, 2003, the Fund's effective administration fee rate was 0.085%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee based on the average daily net assets of the Fund at the following annual rates:

AVERAGE DAILY NET ASSETS                                        FEE RATE
------------------------                                        --------
Under $50 million                                              $  25,000
Of $50 million but less than $200 million                      $  35,000
Of $200 million but less than $500 million                     $  50,000
Of $500 million but less than $1 billion                       $  85,000
Over $1 billion                                                $ 125,000

The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.995%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $5,000. Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Effective April 14, 2003, Columbia has agreed to reimburse fees at the annual rate of 0.90% of the Fund's average daily net assets. This agreement will continue until April 13, 2004, after which it may be revised or discontinued any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former administrator, could waive all or a portion of the fees payable to them by the predecessor fund.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $3,666,022 and $6,045,516, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 14, 2003, the Crabbe Huson Real Estate Investment Fund, Variable Series merged into the Galaxy VIP Columbia Real Estate Equity Fund II, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust. Also on April 14, 2003, the Galaxy VIP Columbia Real Estate Equity Fund II, created a Class B into which Crabbe Huson Real Estate Investment Fund, Variable Series Class B shares were reorganized. The Galaxy VIP Columbia Real Estate Equity Fund II received a tax-free transfer of assets from the Crabbe Huson Real Estate Investment Fund, Variable Series as follows:

                         NET ASSETS          UNREALIZED
     SHARES ISSUED        RECEIVED          APPRECIATION(1)
     -------------       ----------         -------------
       190,385           $ 1,869,581          $ 243,393

                             NET ASSETS OF
        NET ASSETS           CRABBE HUSON
      OF GALAXY VIP          REAL ESTATE          NET ASSETS OF GALAXY
       COLUMBIA REAL       INVESTMENT FUND,           VIP COLUMBIA
       ESTATE EQUITY        VARIABLE SERIES        REAL ESTATE EQUITY
     FUND II PRIOR TO         IMMEDIATELY          FUND II IMMEDIATELY
        COMBINATION      PRIOR TO COMBINATI0N      AFTER COMBINATION
     ----------------    --------------------     --------------------
        $ 998,543            $ 1,869,581               $ 2,868,124

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Columbia Real Estate Equity Fund II was reorganized as the Columbia Real Estate Equity Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represents the historical operations of the Galaxy VIP Columbia Real Estate Equity Fund II for periods prior to April 14, 2003.

FINANCIAL HIGHLIGHTS
Columbia Real Estate Equity Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout the period is as follows:

                                                                 PERIOD
                                                                  ENDED
                                                               DECEMBER 31,
                                                                 2003 (a)
                                                              ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $          9.82
                                                              ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                0.05
Net realized and unrealized gain on investments                          2.97
                                                              ---------------
      Total from Investment Operations                                   3.02
                                                              ---------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                              (0.05)
From net realized gains                                                 (1.80)
                                                              ---------------
      Total Distributions Declared to Shareholders                      (1.85)
                                                              ---------------
NET ASSET VALUE, END OF PERIOD                                $         10.99
                                                              ===============
Total return (c)(d)(e)                                                  30.75%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                             3.13%(h)
Net investment income (g)                                                0.64%(h)
Waiver/reimbursement                                                     0.90%(h)
Portfolio turnover rate                                                   152%
Net assets, end of period (000's)                             $         2,441

(a) For the period from commencement of operations on April 14, 2003 to December 31, 2003.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

REPORT OF INDEPENDENT AUDITORS


To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Columbia Real Estate Equity Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Columbia Real Estate Equity Fund, Variable Series (the "Fund") (formerly Galaxy VIP Columbia Real Estate Equity Fund II) (a series of Liberty Variable Investment Trust) (formerly a series of Galaxy VIP Fund) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements and financial highlights of the Fund for periods prior to January 1, 2003 were audited by other independent accountants whose report dated February 7, 2003 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

For the fiscal year ended December 31, 2003, the Fund designates long-term capital gains of $382,636.

PORTFOLIO MANAGERS' DISCUSSION
Liberty All-Star Equity Fund, Variable Series / December 31, 2003

Liberty All-Star Equity Fund, Variable Series seeks total investment return, which is composed of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

The fund's investment program is based upon Liberty Asset Management Company's (LAMCO) multi-manager concept. LAMCO allocates the fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations ("Portfolio Managers")--currently five in number. Each Portfolio Manager employs a different investment style. LAMCO, from time to time, rebalances the portfolio among the Portfolio Managers to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

The fund's current Portfolio Managers are:

-  Boston Partners Asset Management, L.P.; INVESTMENT STYLE-VALUE
- Pzena Investment Management, LLC; INVESTMENT STYLE-VALUE (replacing Oppenheimer Capital effective October 15, 2003)
-  Schneider Capital Management Corporation; INVESTMENT STYLE-VALUE
-  Mastrapasqua Asset Management, Inc.; INVESTMENT STYLE-GROWTH
-  TCW Investment Management Company; INVESTMENT STYLE-GROWTH

INVESTMENT APPROACH

Instead of relying on a single investment manager, LAMCO employs a multi-management approach to the portfolio. Because investment styles go in and out of favor, a style that produces strong returns one year may produce disappointing results the next. By contrast, a multi-management approach combines managers who practice different investment styles in an attempt to reduce volatility while providing attractive returns.

   Liberty All-Star Equity Fund, Variable Series is structured as a core investment, combining both growth and value style managers within the fund. Using our expertise, experience and state-of-the-art tools, we select managers for the fund and evaluate them on an ongoing basis. The investment managers LAMCO selects for the fund are distinguished by the following characteristics:

-  a consistent focus on a particular style of investing
-  a disciplined investment decision-making process
-  a record of success relative to their peers who practice the same strategy
- continuity among the investment professionals, so that those who have built the record remain the managers
-  a well-managed, highly responsive organization

   LAMCO performs all the due diligence, research, selection and monitoring that would be expected of a professional investment management firm. LAMCO adds value by selecting best of breed managers and replacing them when necessary.

2003--A REWARDING YEAR FOR EQUITY INVESTORS

In 2003, the equity markets experienced their first gain since the start of the new millennium. Extreme pessimism on the part of investors, which peaked during the fourth quarter of 2002, gave way to an increasingly optimistic outlook as the economy began to show signs of improvement. In addition, an acceleration in business spending during the second half of 2003 led investors to believe that the recovery might be sustainable. As a result, stocks that are most closely linked to the economic cycle were generally the best performers.

   The fund was positioned to take advantage of the improving economic and market conditions. Several of the fund's managers began to move into economically-sensitive stocks near the end of 2002, particularly in the technology sector. The timing of that decision was one of the factors that contributed to the fund's strong relative performance compared to both the S&P 500 Index and the Russell 3000 Index in 2003. Based on average annual returns, the fund also outperformed the S&P 500 Index for the 3- and 5-year periods ended December 31, 2003. The fund slightly underperformed the Russell 3000 Index for the 3-year period, but outperformed the index for the 5-year period ended December 31, 2003.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

The fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements. The fund has adopted certain investment policies in managing its portfolio that are designed to maintain the diversity of the fund's investment portfolio and reduce risk. The fund may not always achieve its investment objective. The fund's investment objective and non-fundamental investment policies may be changed without shareholder approval.

PERFORMANCE INFORMATION
Liberty All-Star Equity Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                              1-YEAR    5-YEAR      LIFE
--------------------------------------------------------
Class B (6/1/00)               40.73      0.92      3.75
Russell 3000 Index(1)          31.06      0.37      4.39
S&P 500 Index(1)               28.68     -0.57      4.17

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)     12/31/02      12/31/03
--------------------------------------------------------
Class B                             7.78         10.93

[CHART]

VALUE OF A $10,000 INVESTMENT, 11/17/97(2) - 12/31/03

Class B: $12,525

              CLASS B SHARES     RUSSELL 3000 INDEX    S&P 500 Index
11/16/1997        $ 10,000            $ 10,000           $ 10,000
11/30/1997        $ 10,000            $ 10,085           $ 10,104
12/31/1997        $ 10,080            $ 10,287           $ 10,278
1/31/1998         $ 10,030            $ 10,340           $ 10,392
2/28/1998         $ 10,900            $ 11,080           $ 11,141
3/31/1998         $ 11,421            $ 11,629           $ 11,712
4/30/1998         $ 11,522            $ 11,743           $ 11,830
5/31/1998         $ 11,212            $ 11,453           $ 11,626
6/30/1998         $ 11,462            $ 11,840           $ 12,098
7/31/1998         $ 11,221            $ 11,625           $ 11,970
8/31/1998         $  9,469            $  9,844           $ 10,239
9/30/1998         $ 10,080            $ 10,515           $ 10,896
10/31/1998        $ 10,821            $ 11,313           $ 11,781
11/30/1998        $ 11,351            $ 12,006           $ 12,495
12/31/1998        $ 11,962            $ 12,769           $ 13,215
1/31/1999         $ 11,982            $ 13,203           $ 13,767
2/28/1999         $ 11,561            $ 12,736           $ 13,339
3/31/1999         $ 11,963            $ 13,203           $ 13,873
4/30/1999         $ 12,677            $ 13,799           $ 14,410
5/31/1999         $ 12,496            $ 13,536           $ 14,070
6/30/1999         $ 12,988            $ 14,220           $ 14,851
7/31/1999         $ 12,456            $ 13,789           $ 14,387
8/31/1999         $ 12,073            $ 13,632           $ 14,317
9/30/1999         $ 11,782            $ 13,283           $ 13,924
10/31/1999        $ 12,275            $ 14,116           $ 14,806
11/30/1999        $ 12,395            $ 14,511           $ 15,106
12/31/1999        $ 12,976            $ 15,437           $ 15,996
1/31/2000         $ 12,550            $ 14,832           $ 15,193
2/29/2000         $ 12,404            $ 14,970           $ 14,906
3/31/2000         $ 13,653            $ 16,142           $ 16,364
4/30/2000         $ 13,466            $ 15,574           $ 15,871
5/31/2000         $ 13,497            $ 15,136           $ 15,546
6/30/2000         $ 13,559            $ 15,584           $ 15,930
7/31/2000         $ 13,434            $ 15,308           $ 15,681
8/31/2000         $ 14,371            $ 16,444           $ 16,655
9/30/2000         $ 14,063            $ 15,699           $ 15,776
10/31/2000        $ 14,273            $ 15,476           $ 15,710
11/30/2000        $ 13,158            $ 14,049           $ 14,472
12/31/2000        $ 13,787            $ 14,285           $ 14,543
1/31/2001         $ 13,998            $ 14,774           $ 15,059
2/28/2001         $ 12,865            $ 13,424           $ 13,685
3/31/2001         $ 12,011            $ 12,548           $ 12,818
4/30/2001         $ 12,977            $ 13,555           $ 13,814
5/31/2001         $ 13,065            $ 13,663           $ 13,906
6/30/2001         $ 12,821            $ 13,412           $ 13,568
7/31/2001         $ 12,521            $ 13,191           $ 13,435
8/31/2001         $ 11,743            $ 12,412           $ 12,594
9/30/2001         $ 10,414            $ 11,318           $ 11,577
10/31/2001        $ 10,858            $ 11,581           $ 11,798
11/30/2001        $ 11,871            $ 12,473           $ 12,703
12/31/2001        $ 12,018            $ 12,649           $ 12,815
1/31/2002         $ 11,789            $ 12,491           $ 12,627
2/28/2002         $ 11,356            $ 12,236           $ 12,384
3/31/2002         $ 11,995            $ 12,772           $ 12,849
4/30/2002         $ 11,345            $ 12,101           $ 12,071
5/31/2002         $ 11,083            $ 11,961           $ 11,981
6/30/2002         $ 10,010            $ 11,100           $ 11,128
7/31/2002         $  9,074            $ 10,217           $ 10,261
8/31/2002         $  9,086            $ 10,265           $ 10,328
9/30/2002         $  8,035            $  9,186           $  9,205
10/31/2002        $  8,777            $  9,918           $ 10,016
11/30/2002        $  9,621            $ 10,518           $ 10,605
12/31/2002        $  8,898            $  9,923           $  9,983
1/31/2003         $  8,681            $  9,680           $  9,721
2/28/2003         $  8,601            $  9,521           $  9,576
3/31/2003         $  8,739            $  9,621           $  9,668
4/30/2003         $  9,482            $ 10,407           $ 10,465
5/31/2003         $ 10,340            $ 11,035           $ 11,017
6/30/2003         $ 10,375            $ 11,184           $ 11,158
7/31/2003         $ 10,707            $ 11,440           $ 11,354
8/31/2003         $ 11,107            $ 11,694           $ 11,575
9/30/2003         $ 10,889            $ 11,567           $ 11,453
10/31/2003        $ 11,679            $ 12,267           $ 12,101
11/30/2003        $ 11,930            $ 12,436           $ 12,207
12/31/2003        $ 12,525            $ 13,009           $ 12,842

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1)  Index performance is from November 17, 1997.
(2)  Inception date of class A shares (oldest existing share class).

INVESTMENT PORTFOLIO
Liberty All-Star Equity Fund, Variable Series / December 31, 2003

                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCKS--96.4%
CONSUMER DISCRETIONARY--14.4%
AUTO COMPONENTS--0.8%
Johnson Controls, Inc.                                                   1,925   $       223,531
Visteon Corp.                                                           14,550           151,466
                                                                                 ---------------
                                                                                         374,997
                                                                                 ---------------
AUTOMOBILES--0.4%
Harley-Davidson, Inc.                                                    3,350           159,226
                                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Carnival Corp.                                                           4,600           182,758
Cendant Corp. (a)                                                        8,375           186,511
Harrah's Entertainment, Inc.                                             4,100           204,057
Starbucks Corp. (a)                                                      6,035           199,517
Starwood Hotels &
   Resorts Worldwide, Inc.                                               9,450           339,917
                                                                                 ---------------
                                                                                       1,112,760
                                                                                 ---------------
HOUSEHOLD DURABLES--0.8%
Newell Rubbermaid, Inc.                                                  3,500            79,695
Whirlpool Corp.                                                          3,850           279,703
                                                                                 ---------------
                                                                                         359,398
                                                                                 ---------------
INTERNET & CATALOG RETAIL--2.6%
Amazon.com, Inc. (a)                                                    13,600           715,904
eBay, Inc. (a)                                                           7,200           465,048
                                                                                 ---------------
                                                                                       1,180,952
                                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Brunswick Corp.                                                          3,050            97,081
Mattel, Inc.                                                             4,300            82,861
                                                                                 ---------------
                                                                                         179,942
                                                                                 ---------------
MEDIA--2.9%
Comcast Corp. (a)                                                        2,500            78,200
Fox Entertainment Group, Inc. (a)                                        5,000           145,750
Liberty Media Corp. (a)                                                 47,761           567,878
Pixar, Inc. (a)                                                          4,100           284,089
Viacom, Inc., Class B                                                    3,250           144,235
Walt Disney Co.                                                          3,200            74,656
                                                                                 ---------------
                                                                                       1,294,808
                                                                                 ---------------
MULTI-LINE RETAIL--1.7%
JC Penney Co., Inc.                                                     15,450           406,026
Target Corp.                                                             4,800           184,320
Wal-Mart Stores, Inc.                                                    3,750           198,938
                                                                                 ---------------
                                                                                         789,284
                                                                                 ---------------
SPECIALTY RETAIL--1.9%
Gap, Inc.                                                                8,500           197,285
Home Depot, Inc.                                                         5,000           177,450
RadioShack Corp.                                                        11,900           365,092
TJX Companies, Inc.                                                      4,300            94,815
Toys "R" US, Inc. (a)                                                    1,350            17,064
                                                                                 ---------------
                                                                                         851,706
                                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Liz Claiborne, Inc.                                                      6,100           216,306
                                                                                 ---------------

CONSUMER STAPLES--5.1%
BEVERAGES--0.5%
PepsiCo, Inc.                                                            4,500           209,790
                                                                                 ---------------
FOOD & DRUG RETAILING--0.8%
CVS Corp.                                                                6,100   $       220,332
Walgreen Co.                                                             4,500           163,710
                                                                                 ---------------
                                                                                         384,042
                                                                                 ---------------
FOOD PRODUCTS--2.3%
Archer-Daniels-Midland Co.                                               7,600           115,672
H.J. Heinz Co.                                                           3,700           134,791
Sara Lee Corp.                                                          15,250           331,078
Smithfield Foods, Inc. (a)                                               5,700           117,990
Tate & Lyle PLC                                                         13,450           300,008
Tyson Foods, Inc.                                                        3,400            45,016
                                                                                 ---------------
                                                                                       1,044,555
                                                                                 ---------------
HOUSEHOLD PRODUCTS--0.9%
Procter & Gamble Co.                                                     4,000           399,520
                                                                                 ---------------
TOBACCO--0.6%
Altria Group, Inc.                                                       2,750           149,655
UST, Inc.                                                                3,700           132,053
                                                                                 ---------------
                                                                                         281,708
                                                                                 ---------------

ENERGY--4.8%
ENERGY EQUIPMENT & SERVICES--1.1%
Schlumberger Ltd.                                                        1,500            82,080
Transocean, Inc. (a)                                                    17,000           408,170
                                                                                 ---------------
                                                                                         490,250
                                                                                 ---------------
OIL & GAS--3.7%
Ashland, Inc.                                                            2,500           110,150
Canadian Natural Resources Ltd.                                          4,100           206,804
ChevronTexaco Corp.                                                      3,400           293,726
ConocoPhillips                                                           4,475           293,426
Kerr-McGee Corp.                                                         9,875           459,089
Premcor, Inc. (a)                                                        6,350           165,100
Shell Transport & Trading Co. PLC, ADR                                   3,100           139,593
Valero Energy Corp.                                                        450            20,853
                                                                                 ---------------
                                                                                       1,688,741
                                                                                 ---------------

FINANCIALS--19.0%
BANKS--2.0%
Comerica, Inc.                                                           3,450           193,407
FleetBoston Financial Corp. (b)                                          8,000           349,200
National City Corp.                                                      3,900           132,366
Washington Mutual, Inc.                                                  5,950           238,714
                                                                                 ---------------
                                                                                         913,687
                                                                                 ---------------
DIVERSIFIED FINANCIALS--7.2%
Charles Schwab Corp.                                                    28,185           333,710
CIT Group, Inc.                                                         20,400           733,380
Citigroup, Inc.                                                          3,999           194,111
Countrywide Financial Corp.                                              3,500           265,475
Fannie Mae                                                               2,850           213,921
Freddie Mac                                                             15,550           906,876
Goldman Sachs Group, Inc.                                                1,700           167,841
Merrill Lynch & Co., Inc.                                                4,700           275,655
Morgan Stanley                                                           3,000           173,610
                                                                                 ---------------
                                                                                       3,264,579
                                                                                 ---------------

                       See Notes to Investment Portfolio.

                                                                    SHARES           VALUE
                                                               ---------------   ---------------
INSURANCE--9.4%
ACE Ltd.                                                                10,200   $       422,484
AFLAC, Inc.                                                              6,250           226,125
Allstate Corp.                                                           5,225           224,779
American International Group, Inc.                                       2,400           159,072
AON Corp.                                                               13,725           328,577
Berkshire Hathaway, Inc., Class B (a)                                      115           323,725
Loews Corp.                                                              8,000           395,600
MBIA, Inc.                                                               3,500           207,305
Metlife, Inc.                                                            5,375           180,976
Nationwide Financial Services, Inc.                                        300             9,918
Progressive Corp.                                                       10,560           882,711
Radian Group, Inc.                                                       3,250           158,438
Torchmark Corp.                                                          4,875           222,007
Travelers Property Casualty Corp.                                       14,200           238,276
XL Capital Ltd.                                                          3,650           283,057
                                                                                 ---------------
                                                                                       4,263,050
                                                                                 ---------------
REAL ESTATE-- 0.4%
St. Joe Co.                                                              4,350           162,212
                                                                                 ---------------

HEALTH CARE--13.0%
BIOTECHNOLOGY--5.9%
Amgen, Inc. (a)                                                         10,100           624,180
Biogen Idec, Inc. (a)                                                    3,900           143,442
Cephalon, Inc. (a)                                                       2,800           135,548
Genentech, Inc. (a)                                                      9,170           858,037
Genzyme Corp. (a)                                                        6,000           296,040
Invitrogen Corp. (a)                                                     4,100           287,000
MedImmune, Inc. (a)                                                     12,800           325,120
                                                                                 ---------------
                                                                                       2,669,367
                                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Alcon, Inc.                                                              2,450           148,323
Baxter International, Inc.                                               1,050            32,046
Fisher Scientific International, Inc.                                    4,000           165,480
                                                                                 ---------------
                                                                                         345,849
                                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES--3.4%
Aetna, Inc.                                                              8,550           577,809
AmerisourceBergen Corp.                                                  4,000           224,600
Cigna Corp.                                                              7,900           454,250
Tenet Healthcare Corp. (a)                                              18,625           298,931
                                                                                 ---------------
                                                                                       1,555,590
                                                                                 ---------------
PHARMACEUTICALS--2.9%
Bristol-Myers Squibb Co.                                                 7,000           200,200
Eli Lilly & Co.                                                          4,400           309,452
Pfizer, Inc.                                                            13,020           459,997
Schering-Plough Corp.                                                   10,150           176,509
Shire Pharmaceuticals Group PLC (a)                                      5,300           153,965
                                                                                 ---------------
                                                                                       1,300,123
                                                                                 ---------------

INDUSTRIALS--8.7%
AEROSPACE & DEFENSE--2.8%
Boeing Co.                                                              23,925         1,008,199
Lockheed Martin Corp.                                                    5,100   $       262,140
                                                                                 ---------------
                                                                                       1,270,339
                                                                                 ---------------
AIR FREIGHT & LOGISTICS--0.9%
Expeditors International of
   Washington, Inc.                                                      4,500           169,470
FedEx Corp.                                                              1,200            81,000
Ryder System, Inc.                                                       4,400           150,260
                                                                                 ---------------
                                                                                         400,730
                                                                                 ---------------
AIRLINES--0.6%
Delta Air Lines, Inc.                                                    2,700            31,887
Southwest Airlines Co.                                                  13,850           223,539
                                                                                 ---------------
                                                                                         255,426
                                                                                 ---------------
INDUSTRIAL CONGLOMERATES--2.1%
General Electric Co.                                                     4,700           145,606
Tyco International Ltd.                                                 29,750           788,375
                                                                                 ---------------
                                                                                         933,981
                                                                                 ---------------
MACHINERY--0.6%
Navistar International Corp. (a)                                         5,250           251,422
PACCAR, Inc.                                                               500            42,560
                                                                                 ---------------
                                                                                         293,982
                                                                                 ---------------
ROAD & RAIL--1.7%
CSX Corp.                                                                7,250           260,565
Swift Transportation Co., Inc. (a)                                       6,050           127,171
Union Pacific Corp.                                                      3,525           244,917
        Werner Enterprises, Inc.                                         6,787           132,279
                                                                                 ---------------
                                                                                         764,932
                                                                                 ---------------

INFORMATION TECHNOLOGY--22.9%
COMMUNICATIONS EQUIPMENT--1.7%
Cisco Systems, Inc. (a)                                                 25,200           612,108
QUALCOMM, Inc.                                                           3,200           172,576
                                                                                 ---------------
                                                                                         784,684
                                                                                 ---------------
COMPUTERS & PERIPHERALS--3.6%
Dell, Inc. (a)                                                           9,300           315,828
EMC Corp. (a)                                                           16,100           208,012
Hewlett-Packard Co.                                                     15,800           362,926
Network Appliance, Inc. (a)                                             23,970           492,104
Seagate Technology (a)                                                   6,500           122,850
Sun Microsystems, Inc. (a)                                              29,200           131,108
                                                                                 ---------------
                                                                                       1,632,828
                                                                                 ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.8%
Agilent Technologies, Inc. (a)                                          17,100           500,004
Arrow Electronics, Inc. (a)                                                800            18,512
Avnet, Inc. (a)                                                         14,700           318,402
Jabil Circuit, Inc. (a)                                                  6,700           189,610
Sanmina-SCI Corp. (a)                                                   36,750           463,418
Waters Corp. (a)                                                         6,000           198,960
                                                                                 ---------------
                                                                                       1,688,906
                                                                                 ---------------
INTERNET SOFTWARE & SERVICES--1.1%
Yahoo! Inc. (a)                                                         10,800           487,836
                                                                                 ---------------

                       See Notes to Investment Portfolio.

                                                                    SHARES           VALUE
                                                               ---------------   ---------------
INFORMATION TECHNOLOGY
   CONSULTING & SERVICES--0.9%
Accenture Ltd., Class A (a)                                              6,500   $       171,080
Electronic Data Systems Corp.                                            9,400           230,676
                                                                                 ---------------
                                                                                         401,756
                                                                                 ---------------
OFFICE ELECTRONICS--1.1%
Xerox Corp. (a)                                                         36,700           506,460
                                                                                 ---------------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS--7.3%
Analog Devices, Inc.                                                     5,000           228,250
Applied Materials, Inc. (a)                                             33,100           743,095
Intel Corp.                                                             17,800           573,160
Maxim Integrated Products, Inc.                                          9,800           488,040
Micron Technology, Inc. (a)                                             14,900           200,703
Novellus Systems, Inc. (a)                                               5,000           210,250
Teradyne, Inc. (a)                                                      10,100           257,045
Texas Instruments, Inc.                                                  8,700           255,606
Xilinx, Inc. (a)                                                         8,500           329,290
                                                                                 ---------------
                                                                                       3,285,439
                                                                                 ---------------
SOFTWARE--3.4%
BMC Software, Inc. (a)                                                   9,900           184,635
Computer Associates International, Inc.                                 11,875           324,662
Microsoft Corp.                                                         16,015           441,053
Oracle Corp. (a)                                                        23,300           307,560
Symantec Corp. (a)                                                       2,000            69,300
VERITAS Software Corp. (a)                                               5,600           208,096
                                                                                 ---------------
                                                                                       1,535,306
                                                                                 ---------------

MATERIALS--3.8%
CHEMICALS--1.3%
Dow Chemical Co.                                                         4,000           166,280
IMC Global, Inc.                                                        24,050           238,816
Monsanto Co.                                                             6,382           183,674
                                                                                 ---------------
                                                                                         588,770
                                                                                 ---------------
CONTAINERS & PACKAGING--0.5%
Smurfit-Stone Container Corp. (a)                                       12,300           228,411
                                                                                 ---------------
METALS & MINING--1.5%
Alcan, Inc.                                                              5,450           255,877
CONSOL Energy, Inc.                                                      6,700           173,530
Freeport-McMoRan Copper &
   Gold, Inc.                                                              350            14,745
Nucor Corp.                                                                450            25,200
United States Steel Corp.                                                6,250           218,875
                                                                                 ---------------
                                                                                         688,227
                                                                                 ---------------
PAPER & FOREST PRODUCTS--0.5%
Abitibi-Consolidated, Inc.                                              20,400           165,444
International Paper Co.                                                    900            38,799
Weyerhaeuser Co.                                                            50             3,200
                                                                                 ---------------
                                                                                         207,443
                                                                                 ---------------

TELECOMMUNICATION SERVICES--2.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
BellSouth Corp.                                                         11,325   $       320,497
CenturyTel, Inc.                                                         6,000           195,720
SBC Communications, Inc.                                                11,600           302,412
                                                                                 ---------------
                                                                                         818,629
                                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
AT&T Wireless Services, Inc. (a)                                        52,500           419,475
                                                                                 ---------------

UTILITIES--2.0%
ELECTRIC UTILITIES--1.8%
PG&E Corp. (a)                                                          14,300           397,111
Reliant Resources, Inc. (a)                                             31,650           232,944
Wisconsin Energy Corp.                                                   5,300           177,285
                                                                                 ---------------
                                                                                         807,340
                                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
Scana Corp.                                                              2,375            81,344
                                                                                 ---------------
TOTAL COMMON STOCKS
   (cost of $41,261,784)                                                              43,574,686
                                                                                 ---------------

                                                                    PAR
                                                               ---------------
CONVERTIBLE BONDS--0.6%
INFORMATION TECHNOLOGY--0.1%
TELECOMMUNICATIONS EQUIPMENT--0.1%
Corning, Inc.
   3.500%, 01/31/06                                            $        38,000            47,073
                                                                                 ---------------

MATERIALS--0.5%
METALS & MINING--0.5%
Freeport McMoRan Copper &
   Gold, Inc.
   8.250%, 01/31/06                                                     77,000           228,786
                                                                                 ---------------
TOTAL CONVERTIBLE BONDS
   (cost of $159,116)                                                                    275,859
                                                                                 ---------------

                                                                    SHARES
                                                               ---------------
INVESTMENT MANAGEMENT
   COMPANY--0.9%
iShares Russell 1000 Value Index Fund
   (cost of $344,483)                                                    6,550           382,323
                                                                                 ---------------

                       See Notes to Investment Portfolio.

                                                                     PAR              VALUE
                                                               ---------------   ---------------
SHORT-TERM OBLIGATION--3.3%

Repurchase agreement with State Street Bank & Trust Co.,
   dated 12/31/03, due 01/02/04 at 0.780%, collateralized by
   U.S. Treasury Bonds with various maturities to 02/15/27,
   market value $1,548,756 (repurchase proceeds $1,506,065)
   (cost of $1,506,000)                                        $     1,506,000   $     1,506,000
                                                                                 ---------------
TOTAL INVESTMENTS--101.2%
   (cost of $43,271,383) (c)                                                          45,738,868
                                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET--(1.2)%                                                 (551,071)
                                                                                 ---------------
NET ASSETS--100.0%                                                               $    45,187,797
                                                                                 ===============

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.
(b)  Investments in Affiliates during the year ended December 31, 2003: Security
     Name: FleetBoston Financial Corp., the parent company of the Investment Advisor.

     Shares as of 12/31/02:                   12,000
     Shares sold:                              4,000
     Shares as of 12/31/03:                    8,000
     Net realized loss:                  $    (7,913)
     Dividend income earned:             $    15,400
     Value at end of period:             $   349,200

(c)  Cost for federal income tax purposes is $ 43,807,913.

                ACRONYM                NAME
                -------                ----
                  ADR        American Depositary Receipt

             See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty All-Star Equity Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                              $ 43,271,383
                                                                  ------------
Investments, at value                                             $ 45,738,868
Cash                                                                     2,634
Receivable for:
  Investments sold                                                     189,257
  Fund shares sold                                                      37,523
  Interest                                                               3,100
  Dividends                                                             47,615
  Expense reimbursement due from Investment Advisor/Distributor          7,910
Deferred Trustees' compensation plan                                     4,562
                                                                  ------------
    TOTAL ASSETS                                                    46,031,469
                                                                  ------------
LIABILITIES:
Payable for:
  Investments purchased                                                188,000
  Fund shares repurchased                                              580,828
  Investment advisory fee                                               31,191
  Transfer agent fee                                                       626
  Pricing and bookkeeping fees                                             833
  Audit fee                                                             29,630
  Custody fee                                                            3,561
  Distribution fee--Class B                                                985
Deferred Trustees' fees                                                  4,562
Other liabilities                                                        3,456
                                                                  ------------
    TOTAL LIABILITIES                                                  843,672
                                                                  ------------
NET ASSETS                                                        $ 45,187,797
                                                                  ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $ 49,440,718
Overdistributed net investment income                                   (4,430)
Accumulated net realized loss                                       (6,715,989)
Net unrealized appreciation on:
  Investments                                                        2,467,485
  Foreign currency translations                                             13
                                                                  ------------
NET ASSETS                                                        $ 45,187,797
                                                                  ============
CLASS A:
Net assets                                                        $ 40,278,207
Shares outstanding                                                   3,686,275
                                                                  ============
Net asset value per share                                         $      10.93
                                                                  ============
CLASS B:
Net assets                                                        $  4,909,590
Shares outstanding                                                     449,181
                                                                  ============
Net asset value per share                                         $      10.93
                                                                  ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty All-Star Equity Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                                      $    432,446
Interest                                                                             17,467
                                                                               ------------
  Total Investment Income (net of foreign taxes withheld of $3,591)                 449,913
                                                                               ------------
EXPENSES:
Investment advisory fee                                                             299,665
Distribution fee--Class B                                                             8,500
Pricing and bookkeeping fees                                                         13,728
Transfer agent fee                                                                    7,500
Trustees' fees                                                                        6,433
Custody fee                                                                          39,498
Audit fee                                                                            34,655
Other expenses                                                                       15,693
                                                                               ------------
  Total Expenses                                                                    425,672
Fees and expenses waived or reimbursed by Investment Advisor                        (41,706)
Fees reimbursed by Distributor--Class B                                              (8,500)
Custody earnings credit                                                                (601)
                                                                               ------------
  Net Expenses                                                                      374,865
                                                                               ------------
Net Investment Income                                                                75,048
                                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
  Investments                                                                      (697,388)
  Foreign currency transactions                                                           5
                                                                               ------------
    Net realized loss                                                              (697,383)
                                                                               ------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                                    13,634,002
  Foreign currency translations                                                          18
                                                                               ------------
    Net change in unrealized appreciation/depreciation                           13,634,020
                                                                               ------------
Net Gain                                                                         12,936,637
                                                                               ------------
Net Increase in Net Assets from Operations                                     $ 13,011,685
                                                                               ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty All-Star Equity Fund, Variable Series

                                                                                    YEAR ENDED          YEAR ENDED
                                                                                   DECEMBER 31,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                    2003                  2002
----------------------------------                                               ---------------      ---------------
OPERATIONS:
Net investment income                                                            $        75,048      $        63,580
Net realized loss on investments                                                        (697,383)          (4,338,083)
Net change in unrealized appreciation/depreciation
  on investments and foreign currency                                                 13,634,020           (9,538,018)
                                                                                 ---------------      ---------------
      Net Increase (Decrease) from Operations                                         13,011,685          (13,812,521)
                                                                                 ---------------      ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                                                (69,041)             (65,711)
  Class B                                                                                 (8,010)              (6,028)
                                                                                 ---------------      ---------------
      Total Distributions Declared to Shareholders                                       (77,051)             (71,739)
                                                                                 ---------------      ---------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                                        2,507,877            1,891,429
  Distributions reinvested                                                                69,041               65,711
  Redemptions                                                                         (5,387,913)         (10,155,230)
                                                                                 ---------------      ---------------
      Net Decrease                                                                    (2,810,995)          (8,198,090)
                                                                                 ---------------      ---------------
Class B:
  Subscriptions                                                                        1,451,464              665,510
  Distributions reinvested                                                                 8,010                6,028
  Redemptions                                                                           (645,149)            (965,793)
                                                                                 ---------------      ---------------
      Net Increase (Decrease)                                                            814,325             (294,255)
                                                                                 ---------------      ---------------
Net Decrease from Share Transactions                                                  (1,996,670)          (8,492,345)
                                                                                 ---------------      ---------------
Total Increase (Decrease) in Net Assets                                               10,937,964          (22,376,605)
NET ASSETS:
Beginning of period                                                                   34,249,833           56,626,438
                                                                                 ---------------      ---------------
End of period (including overdistributed net investment income of $(4,430) and
  $(3,895), respectively)                                                        $    45,187,797      $    34,249,833
                                                                                 ===============      ===============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                                                       259,645 233,321
  Issued for distributions reinvested                                                      6,324                8,478
  Redemptions                                                                           (610,562)          (1,168,100)
                                                                                 ---------------      ---------------
      Net Decrease                                                                      (344,593)            (926,301)
                                                                                 ---------------      ---------------
Class B:
  Subscriptions                                                                          147,692               70,849
  Issued for distributions reinvested                                                        733                  777
  Redemptions                                                                            (73,508)            (113,272)
                                                                                 ---------------      ---------------
      Net Increase (Decrease)                                                             74,917              (41,646)
                                                                                 ---------------      ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty All-Star Equity Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Liberty All-Star Equity Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks total investment return comprised of long-term capital appreciation and current income, through investments primarily in a diversified portfolio of equity securities.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   FOREIGN CURRENCY TRANSACTIONS--The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, Liberty All-Star Equity Fund, Variable Series / December 31, 2003and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for foreign currency and distributions in excess were identified and reclassified among the components of the Fund's net assets as follows:

     OVERDISTRIBUTED
      NET INVESTMENT      ACCUMULATED NET    PAID-IN
         INCOME            REALIZED LOSS     CAPITAL
     ---------------      ---------------    ---------
        $ 1,468                $ (5)         $ (1,463)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                DECEMBER 31,     DECEMBER 31,
                                    2003             2002
                                ------------     ------------
Distributions paid from:
   Ordinary Income*              $   77,051       $    71,739
   Long-Term Capital Gains               --                --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributins.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED      UNDISTRIBUTED
       ORDINARY           LONG-TERM        NET UNREALIZED
        INCOME          CAPITAL GAINS       APPRECIATION*
     -------------      -------------      --------------
         $  --               $ --           $ 1,930,955

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes was:

   Unrealized appreciation            $    6,372,753
   Unrealized depreciation                (4,441,798)
                                      --------------
      Net unrealized appreciation      $   1,930,955
                                      ==============

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

       YEAR OF      CAPITAL LOSS
     EXPIRATION     CARRYFORWARD
     ----------     ------------
        2009         $   524,787
        2010           3,157,493
        2011           2,497,179
                     -----------
                     $ 6,179,459
                     ===========

No capital loss carryforwards were utilized and/or expired during the year ended December 31, 2003 for the Fund. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Liberty Advisory Services Corp., the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS          FEE RATE
------------------------          --------
First $500 million                  0.80%
Next $500 million                   0.75%
Over $1 billion                     0.70%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee at the annual rate of 0.80% of the Fund's average daily net assets.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.80%.

   SUB-ADVISORY FEE--Liberty Asset Management Company ("LAMCO") has been retained by Columbia as sub-advisor to the Fund. As the sub-advisor, LAMCO is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for the fund. Columbia, out of the management fee it receives, pays LAMCO a monthly sub-advisory fee at an annual rate of 0.60% of the Fund's average daily net assets.

Under Portfolio Management Agreements, LAMCO pays each Portfolio Manager a portfolio management fee based on the portion of the investment portfolio on which they manage. The portfolio management fee is paid from the sub-advisory fees collected by LAMCO and is equal to 0.30% annually of the portion of the Fund's average daily net assets assigned to the given portfolio manager.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.037%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $7,500.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 1.00% annually of the Fund's average daily net assets. The Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $23,403,029 and $25,834,856, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The

Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

   The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

   Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 7. SUBSEQUENT EVENT

On February 11, 2004, the Board of Trustees of the Fund voted to liquidate the Fund. The effective date of the liquidation is expected to be no later than May 1, 2004.

FINANCIAL HIGHLIGHTS
Liberty All-Star Equity Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                  PERIOD
                                                                         YEAR ENDED DECEMBER 31,                   ENDED
                                                             ----------------------------------------------     DECEMBER 31,
                                                                 2003             2002             2001           2000 (a)
                                                             ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $       7.78     $      10.53     $      12.42     $      12.97
                                                             ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                            0.02             0.01             0.03             0.05
Net realized and unrealized gain (loss) on investments and
  foreign currency                                                   3.15            (2.74)           (1.66)            0.24
                                                             ------------     ------------     ------------     ------------
      Total from Investment Operations                               3.17            (2.73)           (1.63)            0.29
                                                             ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                          (0.02)           (0.02)           (0.03)           (0.05)
From net realized gains                                                --               --            (0.23)           (0.79)
                                                             ------------     ------------     ------------     ------------
      Total Distributions Declared to Shareholders                  (0.02)           (0.02)           (0.26)           (0.84)
                                                             ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                               $      10.93     $       7.78     $      10.53     $      12.42
                                                             ============     ============     ============     ============
Total return (c)(d)(e)                                              40.73%          (25.96)%         (12.82)%           2.17%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                         1.00%            1.00%            1.00%            1.00%(h)
Net investment income (g)                                            0.20%            0.14%            0.26%            0.63%(h)
Waiver/reimbursement                                                 0.36%            0.29%            0.25%            0.45%(h)
Portfolio turnover rate                                                64%              84%              62%              97%
Net assets, end of period (000's)                            $      4,910     $      2,911     $      4,382     $      2,727

(a) For the period from commencement of operations of June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Liberty All-Star Equity Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Liberty All-Star Equity Fund, Variable Series (the "Fund") (a series of Liberty Variable Investment Trust) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

98.10% of the ordinary income distributed by the Fund, for the year ended December 31, 2003, qualifies for the corporate dividends received deduction.

PORTFOLIO MANAGERS' DISCUSSION
Liberty Equity Fund, Variable Series / December 31, 2003

Liberty Equity Fund, Variable Series seeks long-term growth by investing in companies that the fund's investment advisor believes have above-average earnings potential.

Paul Berlinguet and Ed Hickey have co-managed the fund since October 2003. Mr. Berlinguet is co head of the large cap growth team for Columbia Management Advisors, Inc. Ed Hickey has been with Columbia Management Advisors, Inc. or its predecessor since 1998. Prior to October 2003, Robert G. Armknecht, CFA, was the fund's portfolio manager.

In a year that was generally strong for the US stock market, the portfolio delivered solid double-digit returns. Consumer cyclical, health care and industrial stocks all made positive contributions to performance. However, the portfolio lagged its benchmark for the year, in part because some of its investments in biotechnology and technology were disappointments.

STOCKS BOOSTED BY PROFIT GROWTH, GLOBAL RECOVERY

US stocks fell in the first quarter of 2003 but more than made up for those losses by the end of the year. As the year progressed, and as concerns about the war in Iraq eased, it became clear that the economy and corporate profits were getting stronger. Stocks also benefited from a mid-year cut in short-term interest rates and an accelerated reduction in federal income tax rates. A synchronized global recovery, which included Japan, China, India and Europe, provided additional fuel for US markets and also helped overseas stock markets advance. Consistent with historical patterns, the stocks of smaller, more speculative companies outperformed those of larger, more-established companies during the early stages of the current economic recovery.

POSITIVE CONTRIBUTIONS FROM CONSUMER, HEALTH CARE AND INDUSTRIAL STOCKS

In health care, Teva Pharmaceutical Industries Ltd., which makes generic drugs, and Boston Scientific Corp., a medical device manufacturer, made positive contributions to performance (1.6% and 1.3% of net assets, respectively). Among industrial stocks, the fund's investments in United Technologies Corp., General Electric Co. and Illinois Tool Works, Inc. also aided performance (2.6%, 3.1% and 1.9% of net assets, respectively). During this period, consumer cyclical companies benefited from a gradual increase in consumer confidence. Lowe's Companies, Inc. and Bed Bath & Beyond, Inc. capitalized on this environment (1.6% and 1.1% of net assets, respectively).

   Although technology stocks led the market's advance, stock selection dampened the fund's returns from its technology holdings. Microsoft Corp. (4.6% of net assets) continued to suffer from concerns about its near-term business prospects. In the biotechnology industry, Amgen, Inc. shares (0.9% of net assets) declined in price because investors were concerned about government reimbursement for some of its drugs, particularly those that treat anemia in cancer patients. However, we have confidence in the growth prospects for each company. Microsoft is expected to benefit from a corporate PC upgrade cycle in 2004. We are also confident that government reimbursement on Amgen's drugs will be satisfactory and that the company's growth has the potential to result in a positive surprise.

INCREASED EXPOSURE TO INDUSTRIAL AND CONSUMER CYCLICAL STOCKS

In the second half of the year, we raised the fund's exposure to industrial and consumer cyclical stocks by increasing our positions in General Electric and Illinois Tool Works, Inc. Earlier in the year, we added Lexmark International, Inc., which makes computer printers (0.6% of net assets). We believe Lexmark has the potential to benefit from a partnership with Dell, Inc., which we also added to the portfolio (2.0% of net assets). All of these additions made positive contributions to the fund's returns.

IMPROVING ECONOMIC ENVIRONMENT IS FAVORABLE FOR STOCKS

Following three difficult years, the stock market posted a remarkable turnaround in 2003 as the S&P 500 gained 28.68%. While we do not expect that performance to be repeated in the coming year, we think improved world economic growth will continue to aid the US and world stock markets. We also believe that certain areas of technology and health care have the potential to continue to exceed expectations. As a result, we have increased the fund's exposure to technology and to some of the higher-growth areas of health care, such as generic drugs and medical devices. We have reduced our exposure to energy and banking, based on our belief that these sectors have below-average growth potential.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business development.

The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Holdings are disclosed as of December 31, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Equity Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                            1-YEAR       5-YEAR      10-YEAR
--------------------------------------------------------------
Class B (4/14/03)           24.12        -1.70         8.72
S&P 500 Index               28.68        -0.57        11.07

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)            4/14/03     12/31/03
--------------------------------------------------------------
Class B                                   11.57       14.33

[CHART]

VALUE OF A $10,000 INVESTMENT, 1/1/94(1) - 12/31/03

Class B: $23,072

            CLASS B SHARES  S&P 500 Index
            --------------  -------------
  1/1/1994   $     10,000    $     10,000
 1/31/1994   $     10,293    $     10,340
 2/28/1994   $     10,137    $     10,059
 3/31/1994   $      9,844    $      9,620
 4/30/1994   $      9,922    $      9,743
 5/31/1994   $     10,128    $      9,903
 6/30/1994   $      9,932    $      9,660
 7/31/1994   $     10,139    $      9,977
 8/31/1994   $     10,494    $     10,386
 9/30/1994   $     10,290    $     10,132
10/31/1994   $     10,528    $     10,360
11/30/1994   $     10,271    $      9,983
12/31/1994   $     10,348    $     10,131
 1/31/1995   $     10,587    $     10,393
 2/28/1995   $     10,906    $     10,798
 3/31/1995   $     11,211    $     11,117
 4/30/1995   $     11,461    $     11,444
 5/31/1995   $     11,800    $     11,901
 6/30/1995   $     12,020    $     12,178
 7/31/1995   $     12,360    $     12,582
 8/31/1995   $     12,220    $     12,613
 9/30/1995   $     12,460    $     13,146
10/31/1995   $     12,541    $     13,098
11/30/1995   $     13,034    $     13,673
12/31/1995   $     13,118    $     13,937
 1/31/1996   $     13,471    $     14,411
 2/29/1996   $     13,501    $     14,545
 3/31/1996   $     13,751    $     14,685
 4/30/1996   $     13,913    $     14,901
 5/31/1996   $     14,268    $     15,285
 6/30/1996   $     14,242    $     15,343
 7/31/1996   $     13,826    $     14,665
 8/31/1996   $     14,141    $     14,974
 9/30/1996   $     14,781    $     15,817
10/31/1996   $     15,045    $     16,254
11/30/1996   $     16,095    $     17,483
12/31/1996   $     15,936    $     17,137
 1/31/1997   $     16,753    $     18,208
 2/28/1997   $     16,661    $     18,350
 3/31/1997   $     16,343    $     17,595
 4/30/1997   $     17,481    $     18,646
 5/31/1997   $     18,189    $     19,781
 6/30/1997   $     18,772    $     20,668
 7/31/1997   $     20,180    $     22,313
 8/31/1997   $     19,357    $     21,063
 9/30/1997   $     20,085    $     22,218
10/31/1997   $     19,528    $     21,475
11/30/1997   $     20,085    $     22,470
12/31/1997   $     20,356    $     22,856
 1/31/1998   $     20,491    $     23,110
 2/28/1998   $     21,669    $     24,776
 3/31/1998   $     22,431    $     26,045
 4/30/1998   $     22,649    $     26,308
 5/31/1998   $     22,119    $     25,855
 6/30/1998   $     22,632    $     26,905
 7/31/1998   $     22,288    $     26,620
 8/31/1998   $     18,564    $     22,771
 9/30/1998   $     20,003    $     24,230
10/31/1998   $     22,013    $     26,200
11/30/1998   $     23,210    $     27,788
12/31/1998   $     25,139    $     29,388
 1/31/1999   $     26,306    $     30,617
 2/28/1999   $     25,140    $     29,665
 3/31/1999   $     26,493    $     30,851
 4/30/1999   $     27,057    $     32,045
 5/31/1999   $     26,324    $     31,289
 6/30/1999   $     28,451    $     33,025
 7/31/1999   $     27,523    $     31,995
 8/31/1999   $     27,245    $     31,838
 9/30/1999   $     26,981    $     30,966
10/31/1999   $     28,414    $     32,926
11/30/1999   $     29,647    $     33,594
12/31/1999   $     31,977    $     35,573
 1/31/2000   $     30,711    $     33,787
 2/29/2000   $     31,604    $     33,149
 3/31/2000   $     34,800    $     36,391
 4/30/2000   $     34,152    $     35,295
 5/31/2000   $     32,769    $     34,572
 6/30/2000   $     33,821    $     35,426
 7/31/2000   $     33,334    $     34,873
 8/31/2000   $     35,877    $     37,039
 9/30/2000   $     34,202    $     35,083
10/31/2000   $     33,645    $     34,936
11/30/2000   $     30,334    $     32,183
12/31/2000   $     31,396    $     32,341
 1/31/2001   $     32,171    $     33,489
 2/28/2001   $     28,828    $     30,434
 3/31/2001   $     26,372    $     28,505
 4/30/2001   $     28,369    $     30,720
 5/31/2001   $     28,655    $     30,926
 6/30/2001   $     27,297    $     30,174
 7/31/2001   $     26,912    $     29,878
 8/31/2001   $     25,179    $     28,008
 9/30/2001   $     22,742    $     25,745
10/31/2001   $     23,528    $     26,237
11/30/2001   $     25,310    $     28,249
12/31/2001   $     25,694    $     28,498
 1/31/2002   $     24,700    $     28,082
 2/28/2002   $     23,929    $     27,540
 3/31/2002   $     25,583    $     28,575
 4/30/2002   $     23,979    $     26,843
 5/31/2002   $     23,401    $     26,645
 6/30/2002   $     21,253    $     24,748
 7/31/2002   $     19,552    $     22,820
 8/31/2002   $     19,681    $     22,968
 9/30/2002   $     17,389    $     20,471
10/31/2002   $     18,929    $     22,273
11/30/2002   $     20,069    $     23,585
12/31/2002   $     18,596    $     22,200
 1/31/2003   $     18,081    $     21,619
 2/28/2003   $     17,920    $     21,295
 3/31/2003   $     18,137    $     21,501
 4/30/2003   $     19,569    $     23,273
 5/31/2003   $     20,665    $     24,499
 6/30/2003   $     20,810    $     24,813
 7/31/2003   $     21,068    $     25,250
 8/31/2003   $     21,487    $     25,742
 9/30/2003   $     21,036    $     25,469
10/31/2003   $     22,035    $     26,911
11/30/2003   $     22,308    $     27,147
12/31/2003   $     23,072    $     28,563

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1) Inception date of class A shares (oldest existing share class) is January 11, 1993.

INVESTMENT PORTFOLIO
Liberty Equity Fund, Variable Series / December 31, 2003

                                                                   SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--16.8%
HOTELS, RESTAURANTS & Leisure--0.9%
Wendy's International, Inc.                                              9,700   $       380,628
                                                                                 ---------------
INTERNET & CATALOG RETAIL--0.8%
eBay, Inc. (a)                                                           3,000           193,770
InterActiveCorp (a)                                                      4,540           154,042
                                                                                 ---------------
                                                                                         347,812
                                                                                 ---------------
MEDIA--4.3%
Liberty Media Corp., Class A (a)                                        42,750           508,297
News Corp., Ltd., ADR                                                   13,500           487,350
Viacom, Inc., Class B                                                   20,730           919,997
                                                                                 ---------------
                                                                                       1,915,644
                                                                                 ---------------
MULTI-LINE RETAIL--5.7%
Costco Wholesale Corp. (a)                                              12,250           455,455
Target Corp.                                                            22,870           878,208
Wal-Mart Stores, Inc.                                                   22,150         1,175,058
                                                                                 ---------------
                                                                                       2,508,721
                                                                                 ---------------
SPECIALTY RETAIL--5.1%
AutoZone, Inc. (a)                                                       5,000           426,050
Bed Bath & Beyond, Inc. (a)                                             11,000           476,850
Home Depot, Inc.                                                        18,410           653,371
Lowe's Companies, Inc.                                                  12,900           714,531
                                                                                 ---------------
                                                                                       2,270,802
                                                                                 ---------------

CONSUMER STAPLES--7.4%
BEVERAGES--2.1%
PepsiCo, Inc.                                                           19,510           909,556
                                                                                 ---------------
FOOD & DRUG RETAILING--1.2%
Walgreen Co.                                                            14,700           534,786
                                                                                 ---------------
FOOD PRODUCTS--1.5%
Bunge Ltd.                                                               6,620           217,930
Dean Foods Co. (a)                                                      13,880           456,236
                                                                                 ---------------
                                                                                         674,166
                                                                                 ---------------
HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co.                                                     9,000           898,920
                                                                                 ---------------
PERSONAL PRODUCTS--0.6%
Gillette Co.                                                             6,530           239,847
                                                                                 ---------------

ENERGY--7.4%
ENERGY EQUIPMENT & SERVICES--3.8%
Baker Hughes, Inc.                                                      15,900           511,344
Noble Corp. (a)                                                         17,800           636,884
Smith International, Inc. (a)                                           12,530           520,246
                                                                                 ---------------
                                                                                       1,668,474
                                                                                 ---------------
OIL & GAS--3.6%
Apache Corp.                                                             6,730           545,803
BP PLC, ADR                                                             20,800         1,026,480
                                                                                 ---------------
                                                                                       1,572,283
                                                                                 ---------------

FINANCIALS--18.8%
BANKS--5.2%
Bank of America Corp.                                                    7,500   $       603,225
Bank of New York Co., Inc.                                              20,000           662,400
Wells Fargo & Co.                                                       17,500         1,030,575
                                                                                 ---------------
                                                                                       2,296,200
                                                                                 ---------------
DIVERSIFIED FINANCIALS--10.4%
Citigroup, Inc.                                                         29,700         1,441,638
Fannie Mae                                                              11,300           848,178
Goldman Sachs Group, Inc.                                               10,000           987,300
J.P. Morgan Chase & Co.                                                 23,500           863,155
Merrill Lynch & Co., Inc.                                                7,360           431,664
                                                                                 ---------------
                                                                                       4,571,935
                                                                                 ---------------
INSURANCE--3.2%
American International Group, Inc.                                      12,500           828,500
Marsh & McLennan Companies, Inc.                                        12,500           598,625
                                                                                 ---------------
                                                                                       1,427,125
                                                                                 ---------------

HEALTH CARE--16.2%
BIOTECHNOLOGY--0.9%
Amgen, Inc. (a)                                                          6,000           370,800
                                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Alcon, Inc.                                                             10,000           605,400
Boston Scientific Corp. (a)                                             15,730           578,235
Medtronic, Inc.                                                         12,670           615,889
                                                                                 ---------------
                                                                                       1,799,524
                                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES--2.2%
Caremark Rx, Inc. (a)                                                   19,500           493,935
WellPoint Health Networks, Inc. (a)                                      5,000           484,950
                                                                                 ---------------
                                                                                         978,885
                                                                                 ---------------
PHARMACEUTICALS--9.0%
Abbott Laboratories                                                     10,270           478,582
Johnson & Johnson                                                       13,000           671,580
Pfizer, Inc.                                                            46,460         1,641,432
Teva Pharmaceutical
  Industries Ltd., ADR                                                  12,390           702,637
Watson Pharmaceuticals, Inc. (a)                                        10,300           473,800
                                                                                 ---------------
                                                                                       3,968,031
                                                                                 ---------------

INDUSTRIALS--9.8%
AEROSPACE & DEFENSE--2.6%
United Technologies Corp.                                               12,100         1,146,717
                                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Cendant Corp. (a)                                                       27,500           612,425
                                                                                 ---------------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                                                   3,880           329,916
General Electric Co.                                                    44,410         1,375,822
                                                                                 ---------------
                                                                                       1,705,738
                                                                                 ---------------
MACHINERY--1.9%
Illinois Tool Works, Inc.                                               10,140           850,847
                                                                                 ---------------

                       See Notes to Investment Portfolio.

                                                                   SHARES            VALUE
                                                               ---------------   ---------------
INFORMATION TECHNOLOGY--20.4%
COMMUNICATIONS EQUIPMENT--4.1%
Cisco Systems, Inc. (a)                                                 73,900   $     1,795,031
                                                                                 ---------------
COMPUTERS & PERIPHERALS--3.6%
Dell, Inc. (a)                                                          25,800           876,168
International Business Machines Corp.                                    4,800           444,864
Lexmark International, Inc. (a)                                          3,200           251,648
                                                                                 ---------------
                                                                                       1,572,680
                                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Flextronics International Ltd. (a)                                      45,000           667,800
                                                                                 ---------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--0.6%
Accenture Ltd., Class A (a)                                             10,000           263,200
                                                                                 ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.8%
Analog Devices, Inc.                                                     6,600           301,290
Intel Corp.                                                             34,230         1,102,206
Marvell Technology Group Ltd. (a)                                        5,830           221,132
Maxim Integrated Products, Inc.                                         10,000           498,000
                                                                                 ---------------
                                                                                       2,122,628
                                                                                 ---------------
SOFTWARE--5.8%
Microsoft Corp.                                                         74,100         2,040,714
Oracle Corp. (a)                                                        16,350           215,820
VERITAS Software Corp. (a)                                               8,000           297,280
                                                                                 ---------------
                                                                                       2,553,814
                                                                                 ---------------

TELECOMMUNICATION SERVICES--1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
American Tower Corp., Class A (a)                                       50,000           541,000
                                                                                 ---------------
TOTAL COMMON STOCKS
  (cost of $38,229,466)                                                               43,166,019
                                                                                 ---------------

PREFERRED STOCK--1.0%
CONSUMER DISCRETIONARY--1.0%
MEDIA--1.0%
News Corp., Ltd., ADR
  (cost of $423,789)                                                    14,650   $       443,162
                                                                                 ---------------

                                                                    PAR
                                                               ---------------
SHORT-TERM OBLIGATION--1.4%

Repurchase agreement with State Street Bank & Trust Co.,
  dated 12/31/03, due 01/02/04 at 0.780%, collateralized by
  a U.S. Treasury Bond maturing 02/15/21, market value
  $619,369 (repurchase proceeds $603,026) (cost of $603,000)   $       603,000           603,000
                                                                                 ---------------
TOTAL INVESTMENTS--100.4%
  (cost of $39,256,255) (b)                                                           44,212,181
                                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET--(0.4)%                                                 (162,208)
                                                                                 ---------------
NET ASSETS--100.0%                                                               $    44,049,973
                                                                                 ===============

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.
(b)  Cost for federal income tax purposes is $39,387,172.

   ACRONYM                   NAME
   -------                   ----
     ADR         American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Equity Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                           $    39,256,255
                                                               ---------------
Investments, at value                                          $    44,212,181
Cash                                                                       553
Receivable for:
  Fund shares sold                                                         297
  Interest                                                                  13
  Dividends                                                             22,275
  Expense reimbursement due from Investment Advisor                        739
Deferred Trustees' compensation plan                                     3,130
                                                               ---------------
    TOTAL ASSETS                                                    44,239,188
                                                               ---------------
LIABILITIES:
  Payable for:
  Fund shares repurchased                                              100,734
  Investment advisory fee                                               27,677
  Administration fee                                                     2,455
  Transfer agent fee                                                       416
  Pricing and bookkeeping fees                                           2,039
  Trustees' fees                                                         2,087
  Audit fee                                                             25,774
  Custody fee                                                              481
  Reports to shareholders                                               16,477
Deferred Trustees' fees                                                  3,130
Other liabilities                                                        7,945
                                                               ---------------
    TOTAL LIABILITIES                                                  189,215
                                                               ---------------
NET ASSETS                                                     $    44,049,973
                                                               ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                $    51,947,624
Overdistributed net investment income                                   (1,896)
Accumulated net realized loss                                      (12,851,681)
Net unrealized appreciation on investments                           4,955,926
                                                               ---------------
NET ASSETS                                                     $    44,049,973
                                                               ===============

CLASS A:
Net assets                                                     $    44,048,741
Shares outstanding                                                   3,079,918
                                                               ---------------
Net asset value per share                                      $         14.30
                                                               ===============

CLASS B:
Net assets                                                     $         1,232
Shares outstanding                                                          86
                                                               ===============
Net asset value per share                                      $         14.33
                                                               ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Equity Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                      $       584,714
Interest                                                                 5,535
                                                               ---------------
  Total Investment Income (net of foreign taxes withheld of
    $5,525)                                                            590,249
                                                               ---------------
EXPENSES:
Investment advisory fee                                                330,439
Administration fee                                                      36,137
Distribution fee--Class B                                                    2
Transfer agent fee                                                       5,000
Pricing and bookkeeping fees                                            25,823
Trustees' fees                                                           2,653
Custody fee                                                              9,276
Audit fee                                                               29,642
Other expenses                                                          17,122
                                                               ---------------
  Total Expenses                                                       456,094
Fees and expenses waived or reimbursed by Investment Advisor           (12,583)
Custody earnings credit                                                     (4)
                                                               ---------------
  Net Expenses                                                         443,507
                                                               ---------------
Net Investment Income                                                  146,742
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                    (4,782,702)
Net change in unrealized appreciation/depreciation on
  investments                                                       14,341,706
                                                               ---------------
Net Gain                                                             9,559,004
                                                               ---------------
Net Increase in Net Assets from Operations                     $     9,705,746
                                                               ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Equity Fund, Variable Series

                                                                 YEAR ENDED        YEAR ENDED
                                                                 DECEMBER 31,      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                  2003              2002
----------------------------------                             ---------------   ---------------
OPERATIONS:
Net investment income                                          $       146,742   $       108,103
Net realized loss on investments                                    (4,782,702)       (3,306,702)
Net change in unrealized appreciation/depreciation on
  investments                                                       14,341,706       (17,120,856)
                                                               ---------------   ---------------
      Net Increase (Decrease) from Operations                        9,705,746       (20,319,455)
                                                               ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                           (147,146)         (125,623)
                                                               ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                      2,333,191           851,624
  Proceeds received in connection with merger                        4,822,551                --
  Distributions reinvested                                             147,146           125,623
  Redemptions                                                      (16,415,799)      (16,742,361)
                                                               ---------------   ---------------
      Net Decrease                                                  (9,112,911)      (15,765,114)
                                                               ---------------   ---------------
Class B:
  Subscriptions                                                          1,000                --
                                                               ---------------   ---------------
Net Decrease from Share Transactions                                (9,111,911)      (15,765,114)
                                                               ---------------   ---------------
Total Increase (Decrease) in Net Assets                                446,689       (36,210,192)
NET ASSETS:
Beginning of period                                                 43,603,284        79,813,476
                                                               ---------------   ---------------
End of period (including overdistributed net investment
  income of $(1,896) and $(1,604), respectively)               $    44,049,973   $    43,603,284
                                                               ===============   ===============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                                   177,747 58,751
  Issued in connection with merger                                     416,815                --
  Issued for distributions reinvested                                   11,315            10,720
  Redemptions                                                       (1,296,537)       (1,280,602)
                                                               ---------------   ---------------
      Net Decrease                                                    (690,660)       (1,211,131)
                                                               ---------------   ---------------
Class B:
  Subscriptions                                                             86                --
                                                               ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Liberty Equity Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Liberty Equity Fund, Variable Series (formerly Galaxy VIP Equity Fund) (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth by investing in companies which are believed to have above average earnings potential.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for capital loss carryforwards from the merger and capital loss carryforwards permanently lost from the merger were identified and reclassified among the components of the Fund's net assets as follows:

   OVERDISTRIBUTED       ACCUMULATED NET    PAID-IN
NET INVESTMENT INCOME     REALIZED LOSS     CAPITAL
---------------------    ---------------    -------
       $ 112               $ (593,954)     $ 593,842

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                              DECEMBER 31,   DECEMBER 31,
                                 2003           2002
                              ------------   ------------
Distributions paid from:
    Ordinary Income*          $    147,146   $    125,623
    Long-Term Capital Gains             --             --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED      UNDISTRIBUTED
  ORDINARY          LONG-TERM          NET UNREALIZED
   INCOME          CAPITAL GAINS        APPRECIATION*
-------------      -------------       --------------
   $ --                $ --              $ 4,825,009

* The differences between book-basis and tax basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                  $  7,477,970
    Unrealized depreciation                    (2,652,961)
                                             ------------
      Net unrealized appreciation            $  4,825,009
                                             ============

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

    YEAR OF                   CAPITAL LOSS
  EXPIRATION                  CARRYFORWARD
  ----------                  ------------
     2008                     $     25,237
     2009                        3,277,087
     2010                        4,000,679
     2011                        5,417,761
                              ------------
                              $ 12,720,764
                              ============

Of the capital loss carryforwards attributable to the Fund, $695,798 was obtained upon the Fund's merger with Galaxy VIP Growth & Income Fund (See Note
7).

Capital loss carryforwards of $101,845 were utilized and/or expired during the year ended December 31, 2003 for the Fund. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Fleet Investment Advisors Inc., the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS            FEE RATE
------------------------            --------
First $500 million                    0.75%
Next $500 million                     0.70%
Next $500 million                     0.65%
Next $500 million                     0.60%
Over $2 billion                       0.55%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee at the annual rate of 0.75% of the Fund's average net assets. In addition, for the period July 1, 2003 through October 31, 2003, Columbia voluntarily waived a portion of its investment advisory fee so that it did not exceed 0.71% annually.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.74%.

   ADMINISTRATION FEE--Columbia provides administrative and other services for a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS            FEE RATE
------------------------            --------
First $1 billion                     0.067%
Next $1.5 billion                    0.060%
Over $2.5 billion                    0.055%

For the period April 14, 2003 through October 31, 2003, Columbia was entitled to receive fees, computed daily and payable monthly, at the annual rate of 0.085% of the

Fund's average daily net assets. Prior to April 14, 2003, Columbia was entitled to receive fees, computed daily and payable monthly, based on the combined average daily net assets of the funds in the Galaxy VIP Fund (the "predecessor trust") at the following annual rates:

AVERAGE DAILY NET ASSETS            FEE RATE
------------------------            --------
First $1 billion                     0.085%
Next $1.5 billion                    0.078%
Over $2.5 billion                    0.073%

For the year ended December 31, 2003, the Fund's effective administration fee rate was 0.082%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee based on the average daily net assets of the Fund at the following annual rates:

AVERAGE DAILY NET ASSETS                       FEE RATE
------------------------                       --------
Under $50 million $ 25,000
Of $50 million but less than $200 million    $     35,000
Of $200 million but less than $500 million   $     50,000
Of $500 million but less than $1 billion     $     85,000
Over $1 billion                              $    125,000

The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.058%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $5,000.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Effective April 14, 2003, Columbia has agreed to reimburse fees at the annual rate of 0.02% of the Fund's average daily net assets. This agreement will continue until April 13, 2004, after which it may be revised or discontinued any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former administrator, could waive all or a portion of the fees payable to them by the predecessor fund.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--The year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $20,146,674 and $34,714,275, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 14, 2003, the Galaxy VIP Growth & Income Fund, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Galaxy VIP Equity Fund, also previously a fund of the predecessor trust. The Galaxy VIP Equity Fund received a tax-free transfer of assets from the Galaxy VIP Growth & Income Fund, as follows:

       SHARES                NET ASSETS             UNREALIZED
       ISSUED                RECEIVED            DEPRECIATION(1)
       ------                --------            ---------------
       416,815              $ 4,822,551             $ 1,331,049

                                                  NET ASSETS
     NET ASSETS             NET ASSETS             OF GALAXY
     OF GALAXY              OF GALAXY           VIP EQUITY FUND
     VIP EQUITY        VIP GROWTH & INCOME        IMMEDIATELY
   FUND PRIOR TO         FUND IMMEDIATELY            AFTER
    COMBINATION        PRIOR TO COMBINATION       COMBINATION
    -----------        --------------------       -----------
   $ 39,395,832             $ 4,822,551          $ 44,218,383

(1) Unrealized depreciation is included in the Net Assets Received amount above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Equity Fund was renamed the Liberty Equity Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represent the historical operations of the Galaxy VIP Equity Fund for periods prior to April 14, 2003.

FINANCIAL HIGHLIGHTS

Liberty Equity Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout the period is as follows:

                                                                   PERIOD
                                                                   ENDED
                                                                 DECEMBER 31,
                                                                  2003 (a)
                                                               ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $         11.57
                                                               ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                 0.02
Net realized and unrealized gain on investments                           2.74
                                                               ---------------
    Total from Investment Operations                                      2.76
                                                               ---------------
NET ASSET VALUE, END OF PERIOD                                 $         14.33
                                                               ===============
Total return (c)(d)(e)                                                   23.85%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                              1.18%(h)
Net investment income (g)                                                 0.16%(h)
Waiver/reimbursement                                                      0.04%(h)
Portfolio turnover rate                                                     46%
     Net assets, end of period (000's)                         $             1

(a) For the period from commencement of operation on April 14, 2003 to December 31, 2003.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Liberty Equity Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Liberty Equity Fund, Variable Series (formerly Galaxy VIP Equity Fund) (the "Fund") (a series of Liberty Variable Investment Trust) (formerly a series of Galaxy VIP Fund) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements and financial highlights of the Fund for the periods prior to January 1, 2003 were audited by other independent accountants whose report dated February 7, 2003 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

100% of the ordinary income distributed by the Fund, for the year ended December 31, 2003, qualifies for the corporate dividends received deduction.

PORTFOLIO MANAGERS' DISCUSSION
Liberty Growth & Income Fund, Variable Series / December 31, 2003

Liberty Growth & Income Fund, Variable Series seeks long-term growth and income.

Brian Cunningham, Gregory M. Miller and Richard Dahlberg are co-managers of the fund. Mr. Cunningham has co-managed the fund since November 2003 and has been with Columbia Management Advisors, Inc. and its predecessors ("Columbia") since 1987. Mr. Miller has co-managed the fund since April 2003 and joined Columbia in 1985. Mr. Dahlberg, head of Columbia large-cap value team, has co-managed the fund since October 2003. He joined Columbia in September 2003.

The fund provided a strong return for the year, but it did not perform as well as its benchmark index. Disappointing results in the consumer staples area and low exposure to financial services companies hurt relative performance early in the year. When we initially took over management of the fund in April 2003, we sought to upgrade the quality of the portfolio. We reduced the fund's exposure to more speculative companies with less certain prospects and focused on companies that represented good value relative to our estimate of their future earnings potential. However, the initiation of this strategy was poorly timed. When the stock market began to bounce back, it favored riskier stocks over more stable issues, and the fund did not keep up with its benchmark. Nevertheless, we are comfortable with the long-term potential of the portfolio that we put in place during the year and we believe that our positioning will serve the fund well over time.

CHALLENGING YEAR IN CONSUMER STAPLES

Three of the fund's largest holdings--Safeway, Sara Lee and ConAgra--generated disappointing returns early in the year. We sold Safeway and Sara Lee at a loss. ConAgra generated a small loss for the year, but it gained ground later in the period when it restructured to emphasize its key food processing business. We continue to own the stock, which represents 1.0% of net assets. Within the consumer staples sector, we initiated a position in Procter & Gamble Co. (1.2% of net assets), which has performed well. We believe P & G's strong product introductions, good sales momentum, renewed financial discipline and focus on profitability made it a solid addition to the portfolio.

STRONG RETURNS FROM FINANCIALS, INDUSTRIALS

Starting in April, we began to increase the fund's exposure to the financial sector, which represents roughly one-fifth of the S&P 500 Index. The fund's relatively low allocation to financial stocks hindered relative performance in the first part of the year, but we caught up somewhat as the year progressed. New positions in U.S. Bancorp and Wells Fargo (2.2% and 2.0% of net assets, respectively) contributed to positive returns, as did our sizeable investment in Citigroup Inc. (5.5% of net assets). Industrial companies Textron Inc. and Honeywell International (1.9% and 1.1% of net assets, respectively) were also strong performers as the economy's comeback strengthened the outlook for the sector.

NEW POSITION IN TECHNOLOGY

One of the year's best performing sectors--technology--was underrepresented in the fund because, in our opinion, technology stocks that met our definition of "good value" were difficult to find. However, we were attracted to Finnish company Nokia (1.1% of net assets), a leading cell phone manufacturer, when it lost market share and its price declined to within our target range early in the period. We initiated a position in Nokia's because we believe its strong management and low production costs will help it regain its position in the highly competitive wireless telephone industry.

FOCUSED ON QUALITY AND VALUE

On the surface, we believe that the economy is healthy and continuing to expand, with low interest rates and rising stock values. However, digging deeper, we have concerns about high unemployment levels and corporate spending--both essential ingredients for maintaining economic growth. As quality-oriented value investors, we continue to take a long-term view and select stocks for the fund that we believe have the potential to prosper under a variety of economic conditions.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Liberty Growth & Income Fund, Variable Series offers significant long-term growth potential, but also involves certain risks. The fund may be affected by stock market fluctuations due to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of December 31, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Growth & Income Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                                         1-YEAR  5-YEAR    LIFE
--------------------------------------------------------------------------------
Class B (6/1/00)                                         19.66    1.43     11.52
S&P 500 Index(1)                                         28.68   -0.57     12.04

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/5/94(2) - 12/31/03

Class B: $28,133

                               CLASS B SHARES    S&P 500 INDEX
7/4/94                         $       10,000   $       10,000
7/31/94                        $       10,260   $       10,275
8/31/94                        $       10,670   $       10,696
9/30/94                        $       10,460   $       10,434
10/31/94                       $       10,631   $       10,669
11/30/94                       $       10,251   $       10,281
12/31/94                       $       10,441   $       10,433
1/31/95                        $       10,705   $       10,703
2/28/95                        $       11,132   $       11,120
3/31/95                        $       11,427   $       11,448
4/30/95                        $       11,661   $       11,785
5/31/95                        $       12,078   $       12,256
6/30/95                        $       12,342   $       12,541
7/31/95                        $       12,769   $       12,957
8/31/95                        $       12,718   $       12,990
9/30/95                        $       13,145   $       13,538
10/31/95                       $       13,094   $       13,489
11/30/95                       $       13,592   $       14,081
12/31/95                       $       13,541   $       14,353
1/31/96                        $       13,903   $       14,841
2/29/96                        $       14,177   $       14,979
3/31/96                        $       14,253   $       15,123
4/30/96                        $       14,779   $       15,345
5/31/96                        $       15,130   $       15,741
6/30/96                        $       14,801   $       15,801
7/31/96                        $       14,089   $       15,102
8/31/96                        $       14,560   $       15,421
9/30/96                        $       15,272   $       16,289
10/31/96                       $       15,655   $       16,739
11/30/96                       $       16,773   $       18,004
12/31/96                       $       16,498   $       17,648
1/31/97                        $       17,704   $       18,751
2/28/97                        $       17,692   $       18,897
3/31/97                        $       16,984   $       18,120
4/30/97                        $       17,889   $       19,202
5/31/97                        $       18,911   $       20,372
6/30/97                        $       19,629   $       21,284
7/31/97                        $       21,196   $       22,978
8/31/97                        $       20,465   $       21,692
9/30/97                        $       21,520   $       22,880
10/31/97                       $       20,535   $       22,116
11/30/97                       $       21,371   $       23,140
12/31/97                       $       21,815   $       23,538
1/31/98                        $       22,055   $       23,799
2/28/98                        $       23,581   $       25,515
3/31/98                        $       24,772   $       26,822
4/30/98                        $       24,760   $       27,093
5/31/98                        $       24,143   $       26,627
6/30/98                        $       25,068   $       27,708
7/31/98                        $       24,572   $       27,414
8/31/98                        $       20,569   $       23,450
9/30/98                        $       21,519   $       24,953
10/31/98                       $       23,355   $       26,982
11/30/98                       $       24,775   $       28,617
12/31/98                       $       26,209   $       30,265
1/31/99                        $       26,893   $       31,530
2/28/99                        $       25,820   $       30,550
3/31/99                        $       26,657   $       31,772
4/30/99                        $       27,395   $       33,001
5/31/99                        $       27,034   $       32,222
6/30/99                        $       28,610   $       34,011
7/31/99                        $       27,897   $       32,950
8/31/99                        $       27,590   $       32,788
9/30/99                        $       26,641   $       31,890
10/31/99                       $       27,702   $       33,908
11/30/99                       $       28,064   $       34,597
12/31/99                       $       29,355   $       36,634
1/31/2000                      $       27,773   $       34,795
2/29/2000                      $       26,826   $       34,138
3/31/2000                      $       29,474   $       37,476
4/30/2000                      $       29,444   $       36,348
5/31/2000                      $       29,297   $       35,603
6/30/2000                      $       28,884   $       36,483
7/31/2000                      $       29,092   $       35,913
8/31/2000                      $       30,954   $       38,144
9/30/2000                      $       30,233   $       36,130
10/31/2000                     $       30,447   $       35,978
11/30/2000                     $       28,962   $       33,143
12/31/2000                     $       30,366   $       33,305
1/31/2001                      $       30,166   $       34,488
2/28/2001                      $       29,949   $       31,342
3/31/2001                      $       28,802   $       29,355
4/30/2001                      $       29,300   $       31,636
5/31/2001                      $       29,848   $       31,848
6/30/2001                      $       29,149   $       31,074
7/31/2001                      $       29,997   $       30,770
8/31/2001                      $       29,814   $       28,843
9/30/2001                      $       28,616   $       26,513
10/31/2001                     $       28,762   $       27,019
11/30/2001                     $       29,921   $       29,092
12/31/2001                     $       30,169   $       29,348
1/31/2002                      $       29,666   $       28,919
2/28/2002                      $       29,354   $       28,361
3/31/2002                      $       30,696   $       29,427
4/30/2002                      $       29,587   $       27,644
5/31/2002                      $       29,549   $       27,440
6/30/2002                      $       26,402   $       25,486
7/31/2002                      $       24,226   $       23,501
8/31/2002                      $       24,537   $       23,653
9/30/2002                      $       21,020   $       21,082
10/31/2002                     $       22,807   $       22,937
11/30/2002                     $       24,557   $       24,288
12/31/2002                     $       23,515   $       22,863
1/31/2003                      $       22,669   $       22,264
2/28/2003                      $       21,390   $       21,930
3/31/2003                      $       21,330   $       22,142
4/30/2003                      $       22,885   $       23,967
5/31/2003                      $       24,773   $       25,230
6/30/2003                      $       25,343   $       25,553
7/31/2003                      $       25,244   $       26,003
8/31/2003                      $       25,658   $       26,510
9/30/2003                      $       25,166   $       26,229
10/31/2003                     $       26,072   $       27,713
11/30/2003                     $       26,327   $       27,957
12/31/2003                     $       28,133   $       29,410

NET ASSET VALUE PER SHARE ($)                               12/31/02    12/31/03
--------------------------------------------------------------------------------
Class B                                                       11.95       14.14

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1)  Index performance is from July 5, 1994.

(2)  Inception date of class A shares (oldest existing share class).

INVESTMENT PORTFOLIO
Liberty Growth & Income Fund, Variable Series / December 31, 2003

                                                                                  SHARES           VALUE
                                                                              --------------   --------------
COMMON STOCKS--96.0%
CONSUMER DISCRETIONARY--7.8%
AUTO COMPONENTS--1.0%
Delphi Corp.                                                                         246,178   $    2,513,477
                                                                                               --------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Harrah's Entertainment, Inc.                                                          12,743          634,219
Wendy's International, Inc.                                                           99,400        3,900,456
                                                                                               --------------
                                                                                                    4,534,675
                                                                                               --------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Mattel, Inc.                                                                          60,700        1,169,689
                                                                                               --------------
MEDIA--3.7%
Clear Channel Communications, Inc.                                                    28,626        1,340,556
Gannett Co., Inc.                                                                     14,600        1,301,736
McGraw-Hill Companies, Inc.                                                           38,600        2,698,912
Time Warner, Inc. (a)                                                                163,700        2,944,963
Viacom, Inc., Class A                                                                 28,600        1,266,122
                                                                                               --------------
                                                                                                    9,552,289
                                                                                               --------------
SPECIALTY RETAIL--1.0%
Office Depot, Inc. (a)                                                               155,800        2,603,418
                                                                                               --------------
CONSUMER STAPLES--7.8%
BEVERAGES--1.5%
PepsiCo, Inc.                                                                         82,900        3,864,798
                                                                                               --------------
FOOD PRODUCTS--2.0%
ConAgra Foods, Inc.                                                                  103,700        2,736,643
Kraft Foods, Inc., Class A                                                            79,600        2,564,712
                                                                                               --------------
                                                                                                    5,301,355
                                                                                               --------------
HOUSEHOLD PRODUCTS--3.3%
Clorox Co.                                                                            53,600        2,602,816
Kimberly-Clark Corp.                                                                  48,500        2,865,865
Procter & Gamble Co.                                                                  31,100        3,106,268
                                                                                               --------------
                                                                                                    8,574,949
                                                                                               --------------
TOBACCO--1.0%
Altria Group, Inc.                                                                    47,677        2,594,582
                                                                                               --------------
ENERGY--12.3%
ENERGY EQUIPMENT & SERVICES--2.9%
Baker Hughes, Inc.                                                                    85,500        2,749,680
Halliburton Co.                                                                      188,300        4,895,800
                                                                                               --------------
                                                                                                    7,645,480
                                                                                               --------------
OIL & GAS--9.4%
BP PLC, ADR                                                                          108,400        5,349,540
ConocoPhillips                                                                        82,170        5,387,887
Exxon Mobil Corp.                                                                    176,070        7,218,870
Marathon Oil Corp.                                                                   121,200        4,010,508
Royal Dutch Petroleum Co., NY Shares                                                  51,700        2,708,563
                                                                                               --------------
                                                                                                   24,675,368
                                                                                               --------------
FINANCIALS--33.0%
BANKS--10.4%
Bank of America Corp.                                                                 77,857   $    6,262,039
Bank of New York Co., Inc.                                                           111,500        3,692,880
Bank One Corp.                                                                        81,502        3,715,676
Fifth Third Bancorp                                                                   24,300        1,436,130
National City Corp.                                                                   35,268        1,196,996
U.S. Bancorp                                                                         188,900        5,625,442
Wells Fargo & Co.                                                                     88,100        5,188,209
                                                                                               --------------
                                                                                                   27,117,372
                                                                                               --------------
DIVERSIFIED FINANCIALS--12.3%
American Express Co.                                                                  50,700        2,445,261
Citigroup, Inc.                                                                      298,800       14,503,752
Countrywide Financial Corp.                                                           22,933        1,739,493
Freddie Mac                                                                           69,400        4,047,408
J.P. Morgan Chase & Co.                                                               99,617        3,658,933
Merrill Lynch & Co., Inc.                                                             34,162        2,003,601
Morgan Stanley                                                                        33,997        1,967,406
State Street Corp.                                                                    34,400        1,791,552
                                                                                               --------------
                                                                                                   32,157,406
                                                                                               --------------
INSURANCE--9.0%
AFLAC, Inc.                                                                           34,700        1,255,446
Ambac Financial Group, Inc.                                                           34,400        2,387,016
American International Group, Inc.                                                    78,000        5,169,840
Berkshire Hathaway, Inc.,
  Class A (a)                                                                             63        5,307,750
Lincoln National Corp.                                                               109,914        4,437,228
Travelers Property Casualty Corp.,
  Class B                                                                            150,800        2,559,076
Willis Group Holdings Ltd.                                                            70,792        2,411,884
                                                                                               --------------
                                                                                                   23,528,240
                                                                                               --------------
REAL ESTATE--1.3%
Archstone-Smith Trust                                                                 42,200        1,180,756
Kimco Realty Corp.                                                                    23,212        1,038,737
Vornado Realty Trust                                                                  23,307        1,276,058
                                                                                               --------------
                                                                                                    3,495,551
                                                                                               --------------
HEALTH CARE--5.5%
HEALTH CARE PROVIDERS & SERVICES--3.0%
Aetna, Inc.                                                                           76,200        5,149,596
McKesson Corp.                                                                        80,800        2,598,528
                                                                                               --------------
                                                                                                    7,748,124
                                                                                               --------------
PHARMACEUTICALS--2.5%
Bristol-Myers Squibb Co.                                                              43,682        1,249,305
Johnson & Johnson                                                                     22,800        1,177,848
Merck & Co., Inc.                                                                     27,710        1,280,202
Pfizer, Inc.                                                                          82,900        2,928,857
                                                                                               --------------
                                                                                                    6,636,212
                                                                                               --------------
INDUSTRIALS--10.2%
AEROSPACE & DEFENSE--3.7%
General Dynamics Corp.                                                                29,400        2,657,466
Honeywell International, Inc.                                                         85,800        2,868,294
Raytheon Co.                                                                          91,200        2,739,648
United Technologies Corp.                                                             14,400        1,364,688
                                                                                               --------------
                                                                                                    9,630,096
                                                                                               --------------

                       See Notes to Investment Portfolio.

                                                                                  SHARES           VALUE
                                                                              --------------   --------------
COMMERCIAL SERVICES & SUPPLIES--2.6%
Avery Dennison Corp.                                                                  22,600   $    1,266,052
Waste Management, Inc.                                                               190,100        5,626,960
                                                                                               --------------
                                                                                                    6,893,012
                                                                                               --------------
INDUSTRIAL CONGLOMERATES--1.9%
Textron, Inc.                                                                         85,300        4,867,218
                                                                                               --------------
MACHINERY--2.0%
Deere & Co.                                                                           40,486        2,633,614
Dover Corp.                                                                           68,050        2,704,988
                                                                                               --------------
                                                                                                    5,338,602
                                                                                               --------------
INFORMATION TECHNOLOGY--6.0%
COMMUNICATIONS EQUIPMENT--1.1%
Nokia Oyj, ADR                                                                       166,700        2,833,900
                                                                                               --------------
COMPUTERS & PERIPHERALS--0.9%
International Business Machines Corp.                                                 26,700        2,474,556
Silicon Graphics, Inc. (a)                                                             2,204            3,020
                                                                                               --------------
                                                                                                    2,477,576
                                                                                               --------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--1.8%
Accenture Ltd., Class A (a)                                                          178,400        4,695,488
                                                                                               --------------
OFFICE ELECTRONICS--1.8%
Xerox Corp. (a)                                                                      342,100        4,720,980
                                                                                               --------------
SOFTWARE--0.4%
Microsoft Corp.                                                                       39,400        1,085,076
                                                                                               --------------
MATERIALS--3.3%
CHEMICALS--1.5%
Air Products & Chemicals, Inc.                                                        71,568        3,780,938
                                                                                               --------------
PAPER & FOREST PRODUCTS--1.8%
MeadWestvaco Corp.                                                                    94,500        2,811,375
Weyerhaeuser Co.                                                                      30,991        1,983,424
                                                                                               --------------
                                                                                                    4,794,799
                                                                                               --------------
TELECOMMUNICATION SERVICES--4.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.8%
BellSouth Corp.                                                                      144,600        4,092,180
CenturyTel, Inc.                                                                      16,600          541,492
SBC Communications, Inc.                                                             155,400        4,051,278
Verizon Communications, Inc.                                                         108,300        3,799,164
                                                                                               --------------
                                                                                                   12,484,114
                                                                                               --------------
UTILITIES--5.3%
ELECTRIC UTILITIES--4.3%
American Electric Power Co., Inc.                                                     79,100   $    2,413,341
Consolidated Edison, Inc.                                                             89,400        3,845,094
PG&E Corp. (a)                                                                        80,800        2,243,816
TXU Corp.                                                                            115,300        2,734,916
                                                                                               --------------
                                                                                                   11,237,167
                                                                                               --------------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
Duke Energy Corp.                                                                    126,600        2,588,970
                                                                                               --------------
TOTAL COMMON STOCKS
  (cost of $214,181,192)                                                                          251,140,921
                                                                                               --------------
INVESTMENT MANAGEMENT COMPANY--3.8%
iShares Russell 1000 Value Index Fund
  (cost of $9,072,882)                                                               168,866        9,856,708
                                                                                               --------------

                                                                                    PAR
                                                                              --------------
SHORT-TERM OBLIGATION--0.6%
Repurchase agreement with
  State Street Bank & Trust Co.,
  dated 12/31/03, due 01/02/04
  at 0.780%, collateralized by a
  U.S. Treasury Bond maturing
  08/15/28, market value $1,470,697
  (repurchase proceeds $1,437,062)
  (cost of $1,437,000)                                                        $    1,437,000        1,437,000
                                                                                               --------------
TOTAL INVESTMENTS--100.4%
  (cost of $224,691,074) (b)                                                                      262,434,629
                                                                                               --------------
OTHER ASSETS & LIABILITIES, NET--(0.4)%                                                              (917,680)
                                                                                               --------------
NET ASSETS--100.0%                                                                             $  261,516,949
                                                                                               ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is $225,102,907.

                  ACRONYM              NAME
                  -------              ----
                    ADR     American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Growth & Income Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                                          $  224,691,074
                                                                              --------------
Investments, at value                                                         $  262,434,629
Cash                                                                                     870
Receivable for:
   Fund shares sold                                                                   58,335
   Interest                                                                               31
   Dividends                                                                         322,761
   Expense reimbursement due from Investment Advisor/Distributor                      21,183
Deferred Trustees' compensation plan                                                  14,275
                                                                              --------------
     TOTAL ASSETS                                                                262,852,084
                                                                              --------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                                         1,069,259
   Investment advisory fee                                                           174,578
   Transfer agent fee                                                                    625
   Pricing and bookkeeping fees                                                        8,237
   Trustees' fees                                                                      1,102
   Custody fee                                                                           617
   Distribution fee--Class B                                                          10,052
Deferred Trustees' fees                                                               14,275
Other liabilities                                                                     56,390
                                                                              --------------
     TOTAL LIABILITIES                                                             1,335,135
                                                                              --------------
NET ASSETS                                                                    $  261,516,949
                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $  298,452,984
Undistributed net investment income                                                  103,584
Accumulated net realized loss                                                    (74,783,174)
Net unrealized appreciation on investments                                        37,743,555
                                                                              --------------
NET ASSETS                                                                    $  261,516,949
                                                                              ==============
CLASS A:
Net assets                                                                    $  216,923,181
Shares outstanding                                                                15,331,886
                                                                              ==============
Net asset value per share                                                     $        14.15
                                                                              ==============
CLASS B:
Net assets                                                                    $   44,593,768
Shares outstanding                                                                 3,154,564
                                                                              ==============
Net asset value per share                                                     $        14.14
                                                                              ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Growth & Income Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                                     $    5,176,678
Interest                                                                              81,550
                                                                              --------------
   Total Investment Income (net of foreign taxes withheld of $72,738)              5,258,228
                                                                              --------------
EXPENSES:
Investment advisory fee                                                            1,716,268
Distribution fee--Class B                                                             90,508
Transfer agent fee                                                                     7,500
Pricing and bookkeeping fees                                                          70,470
Trustees' fees                                                                         8,708
Custody fee                                                                           10,665
Other expenses                                                                        93,882
                                                                              --------------
   Total Expenses                                                                  1,998,001
Fees and expenses waived or reimbursed by Investment Advisor                        (209,396)
Fees waived by Distributor--Class B                                                   (5,806)
Custody earnings credit                                                                  (40)
                                                                              --------------
   Net Expenses                                                                    1,782,759
                                                                              --------------
Net Investment Income                                                              3,475,469
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                                 (27,529,590)
Net change in unrealized appreciation/depreciation on investments                 74,661,609
                                                                              --------------
Net Gain                                                                          47,132,019
                                                                              --------------
Net Increase in Net Assets from Operations                                    $   50,607,488
                                                                              ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Growth & Income Fund, Variable Series

                                                                                YEAR ENDED       YEAR ENDED
                                                                               DECEMBER 31,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 2003            2002
----------------------------------                                            --------------   --------------
OPERATIONS:
Net investment income                                                         $    3,475,469   $    1,860,948
Net realized loss on investments                                                 (27,529,590)     (28,158,847)
Net change in unrealized appreciation/depreciation on investments                 74,661,609      (19,133,885)
                                                                              --------------   --------------
        Net Increase (Decrease) from Operations                                   50,607,488      (45,431,784)
                                                                              --------------   --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                       (2,859,733)      (1,556,810)
    Class B                                                                         (497,712)        (354,201)
                                                                              --------------   --------------
    Total Distributions Declared to Shareholders                                  (3,357,445)      (1,911,011)
                                                                              --------------   --------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                   7,840,182        6,842,505
   Proceeds received in connection with merger                                    88,842,502               --
   Distributions reinvested                                                        2,859,733        1,556,810
   Redemptions                                                                   (35,938,840)     (35,673,636)
                                                                              --------------   --------------
        Net Increase (Decrease)                                                   63,603,577      (27,274,321)
                                                                              --------------   --------------
Class B:
   Subscriptions                                                                  14,226,069       13,543,954
   Proceeds received in connection with merger                                     7,935,880               --
   Distributions reinvested                                                          497,712          354,201
   Redemptions                                                                   (13,087,318)      (3,985,341)
                                                                              --------------   --------------
        Net Increase                                                               9,572,343        9,912,814
                                                                              --------------   --------------
Net Increase (Decrease) from Share Transactions                                   73,175,920      (17,361,507)
                                                                              --------------   --------------
Total Increase (Decrease) in Net Assets                                          120,425,963      (64,704,302)
NET ASSETS:
Beginning of period                                                              141,090,986      205,795,288
                                                                              --------------   --------------
End of period (including undistributed net investment income of
   $103,584 and overdistributed net investment income of
   $(6,499), respectively)                                                    $  261,516,949   $  141,090,986
                                                                              ==============   ==============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                     613,478          498,777
   Issued in connection with merger                                                7,939,987               --
   Issued for distributions reinvested                                               202,962          131,377
   Redemptions                                                                    (2,893,899)      (2,737,362)
                                                                              --------------   --------------
        Net Increase (Decrease)                                                    5,862,528       (2,107,208)
                                                                              --------------   --------------
Class B:
   Subscriptions                                                                   1,213,974          950,359
   Issued in connection with merger                                                  710,257               --
   Issued for distributions reinvested                                                35,349           29,941
   Redemptions                                                                    (1,128,428)        (314,657)
                                                                              --------------   --------------
        Net Increase                                                                 831,152          665,643
                                                                              --------------   --------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Growth & Income Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Liberty Growth & Income Fund, Variable Series (formerly Colonial U.S. Growth & Income Fund, Variable Series) (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth and income.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for deferral of losses from wash sales, capital loss carryforwards from the merger, non-deductible expenses from the merger and Real Estate Investment Trust ("REIT") adjustments were identified and reclassified among the components of the Fund's net assets as follows:

   UNDISTRIBUTED
   NET INVESTMENT      ACCUMULATED NET          PAID-IN
      INCOME            REALIZED LOSS           CAPITAL
   --------------      ---------------        ------------
   $       (7,941)     $   (18,218,000)       $ 18,225,941

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                DECEMBER 31,  DECEMBER 31,
                                   2003           2002
                                -----------   -----------
Distributions paid from:
     Ordinary Income*           $ 3,357,445   $ 1,911,011
     Long-Term Capital Gains             --            --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

 UNDISTRIBUTED         UNDISTRIBUTED
   ORDINARY             LONG-TERM            NET UNREALIZED
    INCOME             CAPITAL GAINS          APPRECIATION*
 -------------         -------------         --------------
 $     118,561         $          --         $   37,331,722

* The differences between book-basis and tax-basis net unrealized depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation              $ 40,639,247
     Unrealized depreciation                (3,307,525)
                                          ------------
       Net unrealized appreciation        $ 37,331,722
                                          ============

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2009                              $ 11,754,808
       2010                                34,444,008
       2011                                26,847,476
                                         ------------
                                         $ 73,046,292
                                         ============

Of the capital loss carryforwards attributable to the Fund, $17,706,480 was obtained upon the Fund's merger with Liberty Value Fund, Variable Series (See
Note 7).

No capital loss carryforwards were utilized and/or expired during the year ended December 31, 2003 for the Fund. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

POST-OCTOBER LOSSES--Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2003, post-October capital losses of $1,325,049 attributed to security transactions were deferred to January 1, 2004.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Liberty Advisory Services Corp., the previous investment advisor to the Fund, and Colonial Management Associates, Inc., the previous sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                      FEE RATE
------------------------                      --------
First $500 million                              0.80%
Next $500 million                               0.75%
Over $1 billion                                 0.70%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                      FEE RATE
------------------------                      --------
First $1 billion                                0.80%
Over $1 billion                                 0.70%

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.80%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.033%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $7,500.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Effective April 7, 2003, Columbia has agreed to reimburse fees at the annual rate of 0.11% of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to waive Class B distribution fees at the annual rate of 0.02% of the Class B average daily net assets. These agreements will continue until April 6, 2004, after which they may be revised or discontinued any time.

Prior to April 7, 2003, Liberty Advisory Services Corp. and the Distributor had voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 1.00% annually of the Fund's average daily net assets. The Distributor would first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement was needed to meet the limit for each class, Liberty Advisory Services Corp. would then reimburse other expenses to the extent necessary. If additional reimbursement was still needed in order to reach the expense limit, Liberty Advisory Services Corp. would then waive a portion of its investment advisory fee to the extent necessary.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $146,430,202 and $169,510,507, respectively, of which $197,009 and $12,566, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the

SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 7, 2003, the Liberty Value Fund, Variable Series (the "target fund") merged into the Colonial U.S. Growth & Income Fund, Variable Series (the "surviving fund"). The Colonial U.S. Growth & Income Fund, Variable Series received a tax-free transfer of assets from the Liberty Value Fund, Variable Series as follows:

      SHARES            NET ASSETS          UNREALIZED
      ISSUED             RECEIVED         DEPRECIATION(1)
     ---------         ------------       ---------------
     8,650,244         $ 96,778,382        $ 17,342,259

    NET ASSETS                               NET ASSETS
   OF COLONIAL                              OF COLONIAL
  U.S. GROWTH &         NET ASSETS OF      U.S. GROWTH &
   INCOME FUND,      LIBERTY VALUE FUND,    INCOME FUND,
 VARIABLE SERIES       VARIABLE SERIES     VARIABLE SERIES
    PRIOR TO          IMMEDIATELY PRIOR   IMMEDIATELY AFTER
   COMBINATION         TO COMBINATION        COMBINATION
 ---------------     -------------------  -----------------
  $ 126,206,600        $ 96,778,382        $ 222,984,982

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 7, 2003, subsequent to the merger described above, the Colonial U.S. Growth & Income Fund, Variable Series was renamed the Liberty Growth & Income Fund, Variable Series. Class A and Class B shares of the surviving fund were issued in exchange for Class A and Class B shares, respectively, of the target fund.

FINANCIAL HIGHLIGHTS
Liberty Growth & Income Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                 PERIOD
                                                                                  YEAR ENDED DECEMBER 31,         ENDED
                                                                         ------------------------------------  DECEMBER 31,
                                                                            2003         2002         2001       2000 (a)
                                                                         ----------   ----------   ----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $    11.95   $    15.53   $    18.26   $    19.82
                                                                         ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                      0.18         0.13         0.15         0.08
Net realized and unrealized gain (loss) on investments                         2.17        (3.56)       (0.35)        0.65
                                                                         ----------   ----------   ----------   ----------
       Total from Investment Operations                                        2.35        (3.43)       (0.20)        0.73
                                                                         ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                    (0.16)       (0.15)       (0.15)       (0.17)
In excess of net investment income                                               --           --           --           --(c)
From net realized gains                                                          --           --        (2.34)       (2.12)
Return of capital                                                                --           --        (0.04)          --
                                                                         ----------   ----------   ----------   ----------
       Total Distributions Declared to Shareholders                           (0.16)       (0.15)       (2.53)       (2.29)
                                                                         ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                           $    14.14   $    11.95   $    15.53   $    18.26
                                                                         ==========   ==========   ==========   ==========
Total return (d)(e)(f)                                                        19.66%      (22.06)%      (0.65)%       3.64%(g)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                                   1.00%        1.00%        1.00%        1.00%(i)
Net investment income (h)                                                      1.46%        0.96%        0.88%        0.71%(i)
Waiver/reimbursement                                                           0.14%        0.13%        0.21%        0.13%(i)
Portfolio turnover rate                                                          73%          69%          53%         120%
Net assets, end of period (000's)                                        $   44,594   $   27,756   $   25,742   $    4,318

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Liberty Growth & Income Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Liberty Growth & Income Fund, Variable Series (formerly Colonial U.S. Growth and Income Fund, Variable Series) (the "Fund") (a series of Liberty Variable Investment Trust) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

100% of the ordinary income distributed by the Fund, for the year ended December 31, 2003, qualifies for the corporate dividends received deduction.

PORTFOLIO MANAGER'S DISCUSSION
Liberty S&P 500 Index Fund, Variable Series / December 31, 2003

Liberty S&P 500 Index Fund, Variable Series seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large US companies.

Tom O'Brien, a principal of SSgA Funds Management, Inc., is the portfolio manager of the fund.

After three consecutive years of loss, the S&P 500 Index returned 28.68% for the 12-month period ended December 31, 2003. Investors responded favorably to low interest rates, which made borrowing easier; lower tax rates; and to signs of an improving economy and reduced geo-political risk. The fund's performance was comparable to the index for the period.

   Large-cap stocks trailed both mid-cap and small-cap stocks during the year. Overall, small-cap stocks were the best performers. For the year, the S&P MidCap 400 Index gained 35.62% and the S&P SmallCap 600 Index returned 38.79%. Value stocks edged out growth stocks during 2003, with the S&P 500/Barra Value Index returning 31.79% and the S&P 500/Barra Growth Index returning 25.66%.

ALL SECTORS GAIN

All ten economic sectors of the S&P 500 had positive returns for 2003. Information technology and materials were the best performers for the year, with gains of over 46% and 38%, respectively. Yahoo!, Inc.; Intel Corp. and EMC Corp. made the strongest contributions to the index's performance (0.3%, 2.0% and 0.3% of net assets, respectively). Noteworthy names in the materials sector included Alcoa Inc., Newmont Mining Corp. and Dow Chemical Co. (0.3%, 0.2% and 0.4% of net assets, respectively).

   The S&P telecommunications sector turned in the most disappointing performance for the year. It gained 3.28%. Nextel Communications Inc. was the only standout performer (0.3% of net assets). The biggest detractors in this sector included Verizon Communications, AT&T Corp. and Qwest Communications International Inc. (0.9%, 0.2% and 0.1% of net assets, respectively).

FOCUS ON COST-EFFECTIVE EXECUTION

Our focus on cost-effective trade execution is one hallmark of our management style. We also manage the fund with a full replication investment strategy. This approach means that the fund generally holds each of the 500 securities included in the S&P 500 Index in approximately the same weighting as the company's representation in the index. A full replication strategy tends to match the performance of the index more closely than other methods. Since the fund incurs trading costs in seeking to maintain the appropriate weight of each security in the index, the fund's return may be different than that of the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of December 31, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty S&P 500 Index Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                                                 1-YEAR     LIFE
--------------------------------------------------------------------------------
Class B (5/30/00)                                                 27.68    -5.33
S&P 500 Index(1)                                                  28.68    -4.36

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/30/00 - 12/31/03

Class B: $8,214

                              CLASS B SHARES        S&P 500 INDEX
5/30/2000                      $     10,000         $     10,000
5/31/2000                      $     10,008         $     10,312
6/30/2000                      $     10,316         $     10,567
7/31/2000                      $     10,167         $     10,402
8/31/2000                      $     10,784         $     11,048
9/30/2000                      $     10,225         $     10,464
10/31/2000                     $     10,201         $     10,421
11/30/2000                     $      9,417         $      9,599
12/31/2000                     $      9,471         $      9,646
1/31/2001                      $      9,806         $      9,989
2/28/2001                      $      8,935         $      9,078
3/31/2001                      $      8,357         $      8,502
4/30/2001                      $      8,994         $      9,163
5/31/2001                      $      9,053         $      9,224
6/30/2001                      $      8,826         $      9,000
7/31/2001                      $      8,742         $      8,912
8/31/2001                      $      8,190         $      8,354
9/30/2001                      $      7,536         $      7,679
10/31/2001                     $      7,679         $      7,826
11/30/2001                     $      8,265         $      8,426
12/31/2001                     $      8,327         $      8,500
1/31/2002                      $      8,201         $      8,376
2/28/2002                      $      8,041         $      8,214
3/31/2002                      $      8,335         $      8,523
4/30/2002                      $      7,822         $      8,007
5/31/2002                      $      7,763         $      7,948
6/30/2002                      $      7,207         $      7,382
7/31/2002                      $      6,643         $      6,807
8/31/2002                      $      6,677         $      6,851
9/30/2002                      $      5,953         $      6,106
10/31/2002                     $      6,467         $      6,644
11/30/2002                     $      6,846         $      7,035
12/31/2002                     $      6,434         $      6,622
1/31/2003                      $      6,264         $      6,448
2/28/2003                      $      6,170         $      6,352
3/31/2003                      $      6,222         $      6,413
4/30/2003                      $      6,732         $      6,942
5/31/2003                      $      7,081         $      7,308
6/30/2003                      $      7,166         $      7,401
7/31/2003                      $      7,293         $      7,531
8/31/2003                      $      7,429         $      7,678
9/30/2003                      $      7,344         $      7,597
10/31/2003                     $      7,752         $      8,027
11/30/2003                     $      7,812         $      8,097
12/31/2003                     $      8,214         $      8,519

NET ASSET VALUE PER SHARE ($)                               12/31/02    12/31/03
--------------------------------------------------------------------------------
Class B                                                       7.57         9.59

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from May 30, 2000.

INVESTMENT PORTFOLIO
Liberty S&P 500 Index Fund, Variable Series / December 31, 2003

                                                                                  SHARES            VALUE
                                                                              --------------   --------------
COMMON STOCKS--98.6%
CONSUMER DISCRETIONARY--13.4%
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                                                 300   $        6,414
Dana Corp.                                                                               657           12,056
Delphi Corp.                                                                           2,741           27,986
Goodyear Tire & Rubber Co. (a)                                                           731            5,746
Johnson Controls, Inc.                                                                   416           48,306
Visteon Corp.                                                                            746            7,766
                                                                                               --------------
                                                                                                      108,274
                                                                                               --------------
AUTOMOBILES--0.7%
Ford Motor Co.                                                                         8,550          136,800
General Motors Corp.                                                                   2,629          140,389
Harley-Davidson, Inc.                                                                  1,396           66,352
                                                                                               --------------
                                                                                                      343,541
                                                                                               --------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Carnival Corp.                                                                         2,924          116,171
Darden Restaurants, Inc.                                                                 671           14,118
Harrah's Entertainment, Inc.                                                             519           25,831
Hilton Hotels Corp.                                                                    1,761           30,166
International Game Technology, Inc.                                                    1,597           57,013
Marriott International, Inc., Class A                                                  1,126           52,021
McDonald's Corp.                                                                       5,991          148,757
Starbucks Corp. (a)                                                                    1,813           59,938
Starwood Hotels & Resorts Worldwide, Inc.                                                931           33,488
Wendy's International, Inc.                                                              540           21,190
Yum! Brands, Inc. (a)                                                                  1,363           46,887
                                                                                               --------------
                                                                                                      605,580
                                                                                               --------------
HOUSEHOLD DURABLES--0.5%
American Greetings Corp., Class A (a)                                                    257            5,621
Black & Decker Corp.                                                                     378           18,643
Centex Corp.                                                                             292           31,434
Fortune Brands, Inc.                                                                     693           49,543
KB Home Corp.                                                                            190           13,779
Leggett & Platt, Inc.                                                                    816           17,650
Maytag Corp.                                                                             351            9,775
Newell Rubbermaid, Inc.                                                                1,350           30,740
Pulte Homes, Inc.                                                                        270           25,277
Snap-On, Inc.                                                                            238            7,673
Stanley Works                                                                            381           14,428
Tupperware Corp.                                                                         250            4,335
Whirlpool Corp.                                                                          295           21,432
                                                                                               --------------
                                                                                                      250,330
                                                                                               --------------
INTERNET & CATALOG RETAIL--0.4%
eBay, Inc. (a)                                                                         2,990          193,124
                                                                                               --------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                                                          391           12,446
Eastman Kodak Co.                                                                      1,257           32,267
Hasbro, Inc.                                                                             772           16,428
Mattel, Inc.                                                                           1,925           37,095
                                                                                               --------------
                                                                                                       98,236
                                                                                               --------------
MEDIA--4.0%
Clear Channel Communications, Inc.                                                     2,866   $      134,215
Comcast Corp., Class A (a)                                                            10,494          344,938
Dow Jones & Co., Inc.                                                                    347           17,298
Gannett Co., Inc.                                                                      1,265          112,787
Interpublic Group of Companies, Inc. (a)                                               1,872           29,203
Knight-Ridder, Inc.                                                                      412           31,876
McGraw-Hill Companies, Inc.                                                              861           60,201
Meredith Corp.                                                                           257           12,544
New York Times Co., Class A                                                              707           33,788
Omnicom Group, Inc.                                                                      915           79,907
Time Warner, Inc. (a)                                                                 20,938          376,675
Tribune Co.                                                                            1,451           74,872
Univision Communications, Inc.,
   Class A (a)                                                                         1,445           57,352
Viacom, Inc., Class B                                                                  8,175          362,806
Walt Disney Co.                                                                        9,485          221,285
                                                                                               --------------
                                                                                                    1,949,747
                                                                                               --------------
MULTI-LINE RETAIL--3.4%
Big Lots, Inc. (a)                                                                       501            7,119
Costco Wholesale Corp. (a)                                                             2,072           77,037
Dillard's, Inc., Class A                                                                 322            5,300
Dollar General Corp.                                                                   1,564           32,828
Family Dollar Stores, Inc.                                                               812           29,135
Federated Department Stores, Inc.                                                        824           38,835
JC Penney Co., Inc.                                                                    1,276           33,533
Kohl's Corp. (a)                                                                       1,571           70,601
May Department Stores Co.                                                              1,291           37,529
Nordstrom, Inc.                                                                          620           21,266
Sears, Roebuck and Co.                                                                 1,201           54,633
Target Corp.                                                                           4,185          160,704
Wal-Mart Stores, Inc.                                                                 20,135        1,068,162
                                                                                               --------------
                                                                                                    1,636,682
                                                                                               --------------
SPECIALTY RETAIL--2.4%
Autonation, Inc. (a)                                                                   1,204           22,117
AutoZone, Inc. (a)                                                                       388           33,061
Bed Bath & Beyond, Inc. (a)                                                            1,377           59,693
Best Buy Co., Inc.                                                                     1,561           81,547
Circuit City Stores, Inc.                                                                972            9,846
Gap, Inc.                                                                              4,136           95,997
Home Depot, Inc.                                                                      10,619          376,868
Lowe's Companies, Inc.                                                                 3,707          205,331
Limited Brands                                                                         2,376           42,839
Office Depot, Inc. (a)                                                                 1,476           24,664
RadioShack Corp.                                                                         706           21,660
Sherwin-Williams Co.                                                                     618           21,469
Staples, Inc. (a)                                                                      2,261           61,725
Tiffany & Co.                                                                            689           31,143
TJX Companies, Inc.                                                                    2,306           50,847
Toys "R" US, Inc. (a)                                                                    846           10,693
                                                                                               --------------
                                                                                                    1,149,500
                                                                                               --------------
TEXTILES, APPAREL & LUXURY GOODS-- 0.3%
Jones Apparel Group, Inc.                                                                531           18,707
Liz Claiborne, Inc.                                                                      506           17,943
Nike, Inc.                                                                             1,281           87,697

                       See Notes to Investment Portfolio.

                                                                                  SHARES            VALUE
                                                                              --------------   --------------
Reebok International Ltd.                                                                285   $       11,206
VF Corp.                                                                                 453           19,588
                                                                                               --------------
                                                                                                      155,141
                                                                                               --------------

CONSUMER STAPLES--8.5%
BEVERAGES--2.6%
Adolph Coors Co.                                                                         229           12,847
Anheuser-Busch Companies, Inc.                                                         3,771          198,656
Brown-Forman Corp., Class B                                                              331           30,932
Coca-Cola Co.                                                                         11,371          577,078
Coca-Cola Enterprises, Inc.                                                            2,205           48,223
Pepsi Bottling Group, Inc.                                                             1,332           32,208
PepsiCo, Inc.                                                                          7,977          371,888
                                                                                               --------------
                                                                                                    1,271,832
                                                                                               --------------
FOOD & DRUG RETAILING--1.1%
Albertson's, Inc.                                                                      1,614           36,557
CVS Corp.                                                                              1,795           64,835
Kroger Co. (a)                                                                         3,400           62,934
Safeway, Inc. (a)                                                                      1,972           43,207
Supervalu, Inc.                                                                          629           17,983
Sysco Corp.                                                                            3,031          112,844
Walgreen Co.                                                                           4,761          173,205
Winn-Dixie Stores, Inc.                                                                  458            4,557
                                                                                               --------------
                                                                                                      516,122
                                                                                               --------------
FOOD PRODUCTS--1.2%
Archer-Daniels-Midland Co.                                                             2,928           44,564
Campbell Soup Co.                                                                      1,841           49,339
ConAgra Foods, Inc.                                                                    2,506           66,133
General Mills, Inc.                                                                    1,691           76,602
Hershey Foods Corp.                                                                      578           44,500
HJ Heinz Co.                                                                           1,614           58,798
Kellogg Co.                                                                            1,879           71,552
McCormick & Co., Inc.                                                                    613           18,451
Sara Lee Corp.                                                                         3,646           79,155
WM Wrigley Jr. Co.                                                                     1,084           60,932
                                                                                               --------------
                                                                                                      570,026
                                                                                               --------------
HOUSEHOLD PRODUCTS--1.9%
Clorox Co.                                                                             1,026           49,823
Colgate-Palmolive Co.                                                                  2,474          123,824
Kimberly-Clark Corp.                                                                   2,336          138,034
Procter & Gamble Co.                                                                   6,055          604,773
                                                                                               --------------
                                                                                                      916,454
                                                                                               --------------
PERSONAL PRODUCTS--0.5%
Alberto-Culver Co., Inc., Class B                                                        319           20,123
Avon Products, Inc.                                                                    1,148           77,479
Gillette Co.                                                                           4,721          173,402
                                                                                               --------------
                                                                                                      271,004
                                                                                               --------------
TOBACCO--1.2%
Altria Group, Inc.                                                                     9,457          514,650
RJ Reynolds Tobacco Holdings, Inc.                                                       400           23,260
UST, Inc.                                                                                724           25,840
                                                                                               --------------
                                                                                                      563,750
                                                                                               --------------
ENERGY--5.7%
ENERGY EQUIPMENT & SERVICES--0.8%
Baker Hughes, Inc.                                                                     1,562   $       50,234
BJ Services Co. (a)                                                                      756           27,140
Halliburton Co.                                                                        2,111           54,886
Nabors Industries Ltd. (a)                                                               634           26,311
Noble Corp. (a)                                                                          617           22,076
Rowan Companies, Inc. (a)                                                                440           10,195
Schlumberger Ltd.                                                                      2,746          150,261
Transocean, Inc. (a)                                                                   1,537           36,903
                                                                                               --------------
                                                                                                      378,006
                                                                                               --------------
OIL & GAS--4.9%
Amerada Hess Corp.                                                                       442           23,501
Anadarko Petroleum Corp.                                                               1,155           58,917
Apache Corp.                                                                             772           62,609
Ashland, Inc.                                                                            276           12,161
Burlington Resources, Inc.                                                               931           51,559
ChevronTexaco Corp.                                                                    4,949          427,544
ConocoPhillips                                                                         3,205          210,152
Devon Energy Corp.                                                                     1,143           65,448
EOG Resources, Inc.                                                                      545           25,163
Exxon Mobil Corp.                                                                     30,780        1,261,980
Kerr-McGee Corp.                                                                         488           22,687
Marathon Oil Corp.                                                                     1,420           46,988
Occidental Petroleum Corp.                                                             1,775           74,976
Sunoco, Inc.                                                                             339           17,340
Unocal Corp.                                                                           1,214           44,712
                                                                                               --------------
                                                                                                    2,405,737
                                                                                               --------------
FINANCIALS--20.4%
BANKS--7.2%
AmSouth Bancorp                                                                        1,545           37,852
Bank of America Corp.                                                                  6,928          557,219
Bank of New York Co., Inc.                                                             3,557          117,808
Bank One Corp.                                                                         5,231          238,481
BB&T Corp.                                                                             2,520           97,373
Charter One Financial, Inc.                                                            1,026           35,448
Comerica, Inc.                                                                           788           44,175
Fifth Third Bancorp                                                                    2,687          158,802
First Tennessee National Corp.                                                           567           25,005
FleetBoston Financial Corp. (b)                                                        4,858          212,052
Golden West Financial Corp.                                                              743           76,670
Huntington Bancshares, Inc.                                                            1,061           23,872
KeyCorp                                                                                1,890           55,415
Marshall & Ilsley Corp.                                                                1,030           39,398
Mellon Financial Corp.                                                                 1,986           63,770
National City Corp.                                                                    2,849           96,695
North Fork Bancorporation, Inc.                                                          712           28,815
Northern Trust Corp.                                                                   1,072           49,762
PNC Financial Services Group, Inc.                                                     1,306           71,477
Regions Financial Corp.                                                                  974           36,233
SouthTrust Corp.                                                                       1,497           48,997
SunTrust Banks, Inc.                                                                   1,342           95,953
Synovus Financial Corp.                                                                1,416           40,951
Union Planters Corp.                                                                     902           28,404

                       See Notes to Investment Portfolio.

                                                                                  SHARES            VALUE
                                                                              --------------   --------------
US Bancorp                                                                             9,072   $      270,164
Wachovia Corp.                                                                         6,126          285,410
Washington Mutual, Inc.                                                                4,194          168,263
Wells Fargo & Co.                                                                      7,901          465,290
Zions Bancorporation                                                                     440           26,985
                                                                                               --------------
                                                                                                    3,496,739
                                                                                               --------------
DIVERSIFIED FINANCIALS--8.2%
American Express Co.                                                                   6,032          290,923
Bear Stearns Companies, Inc.                                                             437           34,938
Capital One Financial Corp.                                                            1,121           68,706
Charles Schwab Corp.                                                                   6,330           74,947
Citigroup, Inc.                                                                       24,066        1,168,164
Countrywide Financial Corp.                                                              845           64,118
Fannie Mae                                                                             4,512          338,671
Federated Investors, Inc.                                                                528           15,502
Franklin Resources, Inc.                                                               1,133           58,984
Freddie Mac                                                                            3,236          188,724
Goldman Sachs Group, Inc.                                                              2,252          222,340
Janus Capital Group, Inc.                                                              1,008           16,541
JP Morgan Chase & Co.                                                                  9,487          348,458
Lehman Brothers Holdings, Inc.                                                         1,291           99,691
MBNA Corp.                                                                             5,917          147,037
Merrill Lynch & Co., Inc.                                                              4,456          261,344
Moody's Corp.                                                                            706           42,748
Morgan Stanley                                                                         5,078          293,864
Principal Financial Group                                                              1,448           47,885
Providian Financial Corp. (a)                                                          1,446           16,831
SLM Corp.                                                                              2,067           77,885
State Street Corp.                                                                     1,516           78,953
T Rowe Price Group, Inc.                                                                 631           29,916
                                                                                               --------------
                                                                                                    3,987,170
                                                                                               --------------
INSURANCE--4.6%
ACE Ltd.                                                                               1,333           55,213
AFLAC, Inc.                                                                            2,415           87,375
Allstate Corp.                                                                         3,308          142,310
Ambac Financial Group, Inc.                                                              536           37,193
American International Group, Inc.                                                    12,186          807,688
AON Corp.                                                                              1,531           36,652
Chubb Corp.                                                                              866           58,975
Cincinnati Financial Corp.                                                               764           31,996
Hartford Financial Services Group, Inc.                                                1,295           76,444
Jefferson-Pilot Corp.                                                                    645           32,669
John Hancock Financial Services, Inc.                                                  1,372           51,450
Lincoln National Corp.                                                                   817           32,982
Loews Corp.                                                                              863           42,675
Marsh & McLennan Companies, Inc.                                                       2,433          116,516
MBIA, Inc.                                                                               646           38,263
MetLife, Inc.                                                                          3,540          119,192
MGIC Investment Corp.                                                                    513           29,210
Progressive Corp.                                                                      1,040           86,934
Prudential Financial, Inc.                                                             2,494          104,174
SAFECO Corp.                                                                             655           25,499
St. Paul Companies                                                                     1,099           43,575
Torchmark Corp.                                                                          487           22,178
Travelers Property Casualty Corp., Class B                                             4,709   $       79,912
UnumProvident Corp.                                                                    1,314           20,722
XL Capital Ltd., Class A                                                                 678           52,579
                                                                                               --------------
                                                                                                    2,232,376
                                                                                               --------------
REAL ESTATE--0.4%
Apartment Investment & Management Co., REIT                                              400           13,800
Equity Office Properties Trust, REIT                                                   1,862           53,346
Equity Residential, REIT                                                               1,281           37,802
Plum Creek Timber Co, Inc., REIT                                                         781           23,781
ProLogis, REIT                                                                           900           28,881
Simon Property Group, Inc., REIT                                                         900           41,706
                                                                                               --------------
                                                                                                      199,316
                                                                                               --------------
HEALTH CARE--13.1%
BIOTECHNOLOGY--1.1%
Amgen, Inc. (a)                                                                        6,009          371,356
Biogen Idec, Inc. (a)                                                                  1,516           55,758
Chiron Corp. (a)                                                                         840           47,872
Genzyme Corp. (a)                                                                      1,042           51,412
MedImmune, Inc. (a)                                                                    1,106           28,092
                                                                                               --------------
                                                                                                      554,490
                                                                                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Applera Corp.--Applied Biosystems
   Group                                                                                 904           18,722
Bausch & Lomb, Inc.                                                                      279           14,480
Baxter International, Inc.                                                             2,818           86,005
Becton Dickinson & Co.                                                                 1,199           49,327
Biomet, Inc.                                                                           1,217           44,311
Boston Scientific Corp. (a)                                                            3,754          137,997
CR Bard, Inc.                                                                            213           17,306
Guidant Corp.                                                                          1,426           85,845
IMS Health, Inc.                                                                         867           21,554
Medtronic, Inc.                                                                        5,598          272,119
Millipore Corp. (a)                                                                      201            8,653
St. Jude Medical, Inc. (a)                                                               796           48,835
Stryker Corp.                                                                            915           77,784
Zimmer Holdings, Inc. (a)                                                              1,169           82,298
                                                                                               --------------
                                                                                                      965,236
                                                                                               --------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Aetna, Inc.                                                                              706           47,711
AmerisourceBergen Corp.                                                                  551           30,939
Anthem, Inc. (a)                                                                         703           52,725
Cardinal Health, Inc.                                                                  1,985          121,403
CIGNA Corp.                                                                              665           38,238
Express Scripts, Inc. (a)                                                                400           26,572
HCA, Inc.                                                                              2,287           98,250
Health Management Associates, Inc.                                                     1,026           24,624
Humana, Inc. (a)                                                                         717           16,383
Manor Care, Inc.                                                                         358           12,376
McKesson Corp.                                                                         1,349           43,384
Quest Diagnostics, Inc. (a)                                                              471           34,435
Tenet Healthcare Corp. (a)                                                             2,080           33,384

                       See Notes to Investment Portfolio.

                                                                                  SHARES            VALUE
                                                                              --------------   --------------
UnitedHealth Group, Inc.                                                               2,782   $      161,857
WellPoint Health Networks (a)                                                            678           65,759
                                                                                               --------------
                                                                                                      808,040
                                                                                               --------------
PHARMACEUTICALS--8.3%
Abbott Laboratories                                                                    7,251          337,897
Allergan, Inc.                                                                           652           50,080
Bristol-Myers Squibb Co.                                                               8,970          256,542
Eli Lilly & Co.                                                                        5,286          371,764
Forest Laboratories, Inc. (a)                                                          1,724          106,543
Johnson & Johnson                                                                     13,817          713,786
King Pharmaceuticals, Inc. (a)                                                         1,027           15,672
Medco Health Solutions, Inc. (a)                                                       1,230           41,808
Merck & Co., Inc.                                                                     10,378          479,464
Pfizer, Inc.                                                                          35,569        1,256,653
Schering-Plough Corp.                                                                  6,857          119,243
Watson Pharmaceuticals, Inc. (a)                                                         462           21,252
Wyeth                                                                                  6,239          264,845
                                                                                               --------------
                                                                                                    4,035,549
                                                                                               --------------
INDUSTRIALS--11.6%
AEROSPACE & DEFENSE--1.5%
Boeing Co.                                                                             3,928          165,526
General Dynamics Corp.                                                                   895           80,899
Goodrich Corp.                                                                           485           14,400
Lockheed Martin Corp.                                                                  2,133          109,636
Northrop Grumman Corp.                                                                   840           80,304
Raytheon Co.                                                                           1,865           56,025
Rockwell Collins, Inc.                                                                   773           23,213
United Technologies Corp.                                                              2,200          208,494
                                                                                               --------------
                                                                                                      738,497
                                                                                               --------------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                                                            1,395           94,162
Ryder System, Inc.                                                                       264            9,016
United Parcel Service, Inc.                                                            5,293          394,593
                                                                                               --------------
                                                                                                      497,771
                                                                                               --------------
AIRLINES--0.1%
Delta Air Lines, Inc.                                                                    600            7,086
Southwest Airlines Co.                                                                 3,639           58,733
                                                                                               --------------
                                                                                                       65,819
                                                                                               --------------
BUILDING PRODUCTS--0.2%
American Standard Companies, Inc. (a)                                                    340           34,238
Crane Co.                                                                                250            7,685
Masco Corp.                                                                            2,160           59,206
                                                                                               --------------
                                                                                                      101,129
                                                                                               --------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Allied Waste Industries, Inc. (a)                                                      1,470           20,404
Apollo Group, Inc., Class A (a)                                                          868           59,024
Automatic Data Processing, Inc.                                                        2,800          110,908
Avery Dennison Corp.                                                                     481           26,946
Cendant Corp. (a)                                                                      4,751          105,805
Cintas Corp.                                                                             782           39,202
Concord EFS, Inc. (a)                                                                  2,145           31,832
Convergys Corp. (a)                                                                      680           11,873
Deluxe Corp.                                                                             237            9,795
Equifax, Inc.                                                                            596   $       14,602
First Data Corp.                                                                       3,397          139,583
Fiserv, Inc. (a)                                                                         864           34,137
H&R Block, Inc.                                                                          832           46,068
Monster Worldwide, Inc. (a)                                                              500           10,980
Paychex, Inc.                                                                          1,759           65,435
Pitney Bowes, Inc.                                                                     1,052           42,732
Robert Half International, Inc. (a)                                                      700           16,338
R.R. Donnelley & Sons Co.                                                                481           14,502
Sabre Holdings Corp.                                                                     708           15,286
Waste Management, Inc.                                                                 2,715           80,364
                                                                                               --------------
                                                                                                      895,816
                                                                                               --------------
CONSTRUCTION & ENGINEERING--0.0%
Fluor Corp.                                                                              409           16,213
                                                                                               --------------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                                                          893           21,834
Cooper Industries Ltd.                                                                   399           23,114
Emerson Electric Co.                                                                   1,984          128,464
Power-One, Inc. (a)                                                                      467            5,058
Rockwell Automation, Inc.                                                                809           28,800
Thomas & Betts Corp. (a)                                                                 250            5,722
                                                                                               --------------
                                                                                                      212,992
                                                                                               --------------
INDUSTRIAL CONGLOMERATES--4.5%
3M Co.                                                                                 3,634          308,999
General Electric Co.                                                                  46,739        1,447,974
Honeywell International, Inc.                                                          4,014          134,188
Textron, Inc.                                                                            665           37,945
Tyco International Ltd.                                                                9,229          244,568
                                                                                               --------------
                                                                                                    2,173,674
                                                                                               --------------
MACHINERY--1.4%
Caterpillar, Inc.                                                                      1,592          132,168
Cummins, Inc.                                                                            180            8,809
Danaher Corp.                                                                            746           68,446
Deere & Co.                                                                            1,097           71,360
Dover Corp.                                                                              940           37,365
Eaton Corp.                                                                              333           35,957
Illinois Tool Works, Inc.                                                              1,433          120,243
Ingersoll-Rand Co.                                                                       778           52,811
ITT Industries, Inc.                                                                     481           35,695
Navistar International Corp. (a)                                                         371           17,767
Paccar, Inc.                                                                             513           43,667
Pall Corp.                                                                               500           13,415
Parker Hannifin Corp.                                                                    556           33,082
                                                                                               --------------
                                                                                                      670,785
                                                                                               --------------
ROAD & RAIL--0.5%
Burlington Northern Santa Fe Corp.                                                     1,703           55,092
CSX Corp.                                                                                963           34,610
Norfolk Southern Corp.                                                                 1,762           41,671
Union Pacific Corp.                                                                    1,239           86,086
                                                                                               --------------
                                                                                                      217,459
                                                                                               --------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Genuine Parts Co.                                                                        745           24,734
WW Grainger, Inc.                                                                        425           20,141
                                                                                               --------------
                                                                                                       44,875
                                                                                               --------------

                       See Notes to Investment Portfolio.

                                                                                  SHARES            VALUE
                                                                              --------------   --------------
INFORMATION TECHNOLOGY--16.7%
COMMUNICATIONS EQUIPMENT--2.9%
ADC Telecommunications, Inc. (a)                                                       3,064   $        9,100
Andrew Corp. (a)                                                                         587            6,756
Avaya, Inc. (a)                                                                        1,898           24,560
CIENA Corp. (a)                                                                        2,019           13,406
Cisco Systems, Inc. (a)                                                               32,135          780,559
Comverse Technology, Inc. (a)                                                            921           16,200
Corning, Inc. (a)                                                                      6,009           62,674
JDS Uniphase Corp. (a)                                                                 6,993           25,524
Lucent Technologies, Inc. (a)                                                         19,298           54,806
Motorola, Inc.                                                                        10,808          152,069
QUALCOMM, Inc.                                                                         3,745          201,968
Scientific-Atlanta, Inc.                                                                 705           19,246
Tellabs, Inc. (a)                                                                      1,791           15,098
                                                                                               --------------
                                                                                                    1,381,966
                                                                                               --------------
COMPUTERS & PERIPHERALS--3.8%
Apple Computer, Inc. (a)                                                               1,736           37,098
Dell, Inc. (a)                                                                        11,979          406,807
EMC Corp. (a)                                                                         11,092          143,309
Gateway, Inc. (a)                                                                      1,545            7,107
Hewlett-Packard Co.                                                                   14,109          324,084
International Business Machines Corp.                                                  8,010          742,367
Lexmark International Group, Inc. (a)                                                    595           46,791
NCR Corp. (a)                                                                            480           18,624
Network Appliance, Inc. (a)                                                            1,584           32,520
Sun Microsystems, Inc. (a)                                                            15,475           69,483
                                                                                               --------------
                                                                                                    1,828,190
                                                                                               --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. (a)                                                         2,173           63,539
Jabil Circuit, Inc. (a)                                                                  915           25,894
Molex, Inc.                                                                              915           31,924
PerkinElmer, Inc.                                                                        537            9,167
Sanmina Corp. (a)                                                                      2,403           30,302
Solectron Corp. (a)                                                                    3,886           22,966
Symbol Technologies, Inc.                                                              1,094           18,478
Tektronix, Inc.                                                                          387           12,229
Thermo Electron Corp. (a)                                                                677           17,060
Waters Corp. (a)                                                                         539           17,873
                                                                                               --------------
                                                                                                      249,432
                                                                                               --------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo!, Inc. (a)                                                                       3,094          139,756
                                                                                               --------------
INFORMATION TECHNOLOGY CONSULTING &
   SERVICES--0.3%
Computer Sciences Corp. (a)                                                              841           37,197
Electronic Data Systems Corp.                                                          2,291           56,221
Sungard Data Systems, Inc. (a)                                                         1,323           36,660
Unisys Corp. (a)                                                                       1,537           22,824
                                                                                               --------------
                                                                                                      152,902
                                                                                               --------------
OFFICE ELECTRONICS--0.1%
Xerox Corp. (a)                                                                        3,709           51,184
                                                                                               --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.2%
Advanced Micro Devices, Inc. (a)                                                       1,537           22,901
Altera Corp. (a)                                                                       1,817           41,246
Analog Devices, Inc.                                                                   1,708           77,970
Applied Materials, Inc. (a)                                                            7,730   $      173,538
Applied Micro Circuits Corp. (a)                                                       1,304            7,798
Broadcom Corp., Class A (a)                                                            1,441           49,124
Intel Corp.                                                                           30,409          979,170
KLA-Tencor Corp. (a)                                                                     913           53,566
Linear Technology Corp.                                                                1,423           59,866
LSI Logic Corp. (a)                                                                    1,591           14,112
Maxim Integrated Products, Inc.                                                        1,487           74,053
Micron Technology, Inc. (a)                                                            2,915           39,265
National Semiconductor Corp. (a)                                                         895           35,272
Novellus Systems, Inc. (a)                                                               742           31,201
NVIDIA Corp. (a)                                                                         780           18,135
PMC-Sierra, Inc. (a)                                                                     698           14,065
QLogic Corp. (a)                                                                         455           23,478
Teradyne, Inc. (a)                                                                       876           22,294
Texas Instruments, Inc.                                                                8,063          236,891
Xilinx, Inc. (a)                                                                       1,626           62,991
                                                                                               --------------
                                                                                                    2,036,936
                                                                                               --------------
SOFTWARE--4.6%
Adobe Systems, Inc.                                                                    1,093           42,955
Autodesk, Inc.                                                                           500           12,290
BMC Software, Inc. (a)                                                                   962           17,941
Citrix Systems, Inc. (a)                                                                 793           16,820
Computer Associates International, Inc.                                                2,739           74,884
Compuware Corp. (a)                                                                    1,536            9,277
Electronic Arts, Inc. (a)                                                              1,428           68,230
Intuit, Inc. (a)                                                                         913           48,307
Mercury Interactive Corp. (a)                                                            407           19,796
Microsoft Corp.                                                                       50,339        1,386,336
Novell, Inc. (a)                                                                       1,536           16,159
Oracle Corp. (a)                                                                      24,442          322,634
Parametric Technology Corp. (a)                                                        1,191            4,693
PeopleSoft, Inc. (a)                                                                   1,681           38,327
Siebel Systems, Inc. (a)                                                               2,348           32,567
Symantec Corp. (a)                                                                     1,416           49,064
Veritas Software Corp. (a)                                                             1,994           74,097
                                                                                               --------------
                                                                                                    2,234,377
                                                                                               --------------
MATERIALS--3.0%
CHEMICALS--1.5%
Air Products & Chemicals, Inc.                                                         1,092           57,690
Dow Chemical Co.                                                                       4,310          179,167
Du Pont EI de Nemours & Co.                                                            4,624          212,195
Eastman Chemical Co.                                                                     367           14,508
Ecolab, Inc.                                                                           1,120           30,654
Engelhard Corp.                                                                          584           17,491
Great Lakes Chemical Corp.                                                               255            6,933
Hercules, Inc. (a)                                                                       383            4,673
International Flavors & Fragrances, Inc.                                                 416           14,527
Monsanto Co.                                                                           1,155           33,241
PPG Industries, Inc.                                                                     821           52,560
Praxair, Inc.                                                                          1,540           58,828
Rohm & Haas Co.                                                                        1,081           46,170
Sigma-Aldrich Corp.                                                                      301           17,211
                                                                                               --------------
                                                                                                      745,848
                                                                                               --------------

                       See Notes to Investment Portfolio.

                                                                                  SHARES            VALUE
                                                                              --------------   --------------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                                                     522   $       24,832
                                                                                               --------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                                               290           17,275
Bemis Co., Inc.                                                                          298           14,900
Pactiv Corp. (a)                                                                         672           16,061
Sealed Air Corp. (a)                                                                     390           21,115
Temple-Inland, Inc.                                                                      313           19,616
                                                                                               --------------
                                                                                                       88,967
                                                                                               --------------
METALS & MINING--0.7%
Alcoa, Inc.                                                                            3,982          151,316
Allegheny Technologies, Inc.                                                             282            3,728
Freeport-McMoRan Copper & Gold,
   Inc., Class B                                                                         880           37,074
Newmont Mining Corp.                                                                   1,989           96,685
Nucor Corp.                                                                              394           22,064
Phelps Dodge Corp. (a)                                                                   414           31,501
United States Steel Corp.                                                                509           17,825
Worthington Industries, Inc.                                                             301            5,427
                                                                                               --------------
                                                                                                      365,620
                                                                                               --------------
PAPER & FOREST PRODUCTS0.5%
Boise Cascade Corp.                                                                      450           14,787
Georgia-Pacific Corp.                                                                  1,145           35,117
International Paper Co.                                                                2,220           95,704
Louisiana-Pacific Corp. (a)                                                              370            6,616
MeadWestvaco Corp.                                                                       911           27,102
Weyerhaeuser Co.                                                                       1,057           67,648
                                                                                               --------------
                                                                                                      246,974
                                                                                               --------------
TELECOMMUNICATION SERVICES--3.4%
DIVERSIFIED TELECOMMUNICATION SERVICES-- 2.8%
Alltel Corp.                                                                           1,443           67,215
AT&T Corp.                                                                             3,620           73,486
BellSouth Corp.                                                                        8,682          245,701
CenturyTel, Inc.                                                                         689           22,475
Citizens Communications Co. (a)                                                        1,179           14,643
Qwest Communications International,
   Inc. (a)                                                                            7,856           33,938
SBC Communications, Inc.                                                              15,451          402,808
Sprint Corp. (FON Group)                                                               4,095           67,240
Verizon Communications, Inc.                                                          12,905          452,707
                                                                                               --------------
                                                                                                    1,380,213
                                                                                               --------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
AT&T Wireless Services, Inc. (a)                                                      12,640          100,994
Nextel Communications, Inc.,
   Class A (a)                                                                         5,109          143,359
Sprint Corp. (PCS Group) (a)                                                           5,046           28,359
                                                                                               --------------
                                                                                                      272,712
                                                                                               --------------
UTILITIES--2.8%
ELECTRIC UTILITIES--2.2%
AES Corp. (a)                                                                          2,926   $       27,621
Allegheny Energy, Inc.                                                                   567            7,235
Ameren Corp.                                                                             764           35,144
American Electric Power Co., Inc.                                                      1,832           55,894
CenterPoint Energy, Inc.                                                               1,293           12,529
Cinergy Corp.                                                                            778           30,194
CMS Energy Corp. (a)                                                                     600            5,112
Consolidated Edison, Inc.                                                              1,060           45,591
Constellation Energy Group, Inc.                                                         787           30,819
Dominion Resources, Inc.                                                               1,545           98,617
DTE Energy Co.                                                                           804           31,678
Edison International (a)                                                               1,506           33,027
Entergy Corp.                                                                          1,028           58,730
Exelon Corp.                                                                           1,499           99,474
FirstEnergy Corp.                                                                      1,532           53,926
FPL Group, Inc.                                                                          875           57,242
PG&E Corp. (a)                                                                         1,922           53,374
Pinnacle West Capital Corp.                                                              412           16,488
PPL Corp.                                                                                857           37,494
Progress Energy, Inc.                                                                  1,129           51,099
Public Service Enterprise Group, Inc.                                                  1,100           48,180
Southern Co.                                                                           3,359          101,610
TECO Energy, Inc.                                                                        800           11,528
TXU Corp.                                                                              1,428           33,872
Xcel Energy, Inc.                                                                      1,857           31,532
                                                                                               --------------
                                                                                                    1,068,010
                                                                                               --------------
GAS UTILITIES--0.3%
El Paso Corp.                                                                          2,764           22,637
KeySpan Corp.                                                                            769           28,299
Kinder Morgan, Inc.                                                                      546           32,269
Nicor, Inc.                                                                              145            4,936
Peoples Energy Corp.                                                                     152            6,390
Sempra Energy                                                                            980           29,459
                                                                                               --------------
                                                                                                      123,990
                                                                                               --------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
Calpine Corp. (a)                                                                      1,526            7,340
Duke Energy Corp.                                                                      4,286           87,649
Dynegy, Inc.                                                                           1,600            6,848
NiSource, Inc.                                                                         1,209           26,525
Williams Companies, Inc.                                                               2,258           22,173
                                                                                               --------------
                                                                                                      150,535
                                                                                               --------------
TOTAL COMMON STOCKS
   (cost of $46,278,377)                                                                           47,839,476
                                                                                               --------------

                       See Notes to Investment Portfolio.

                                                                                    PAR             VALUE
                                                                              --------------   --------------
SHORT-TERM OBLIGATIONS--3.2%
U.S. GOVERNMENT OBLIGATION--0.2%
U.S. Treasury Bill,
   0.870%, 03/11/04 (c)                                                       $       80,000   $       79,865
                                                                                               --------------
REPURCHASE AGREEMENT--3.0%
Repurchase agreement with State
   Street Bank & Trust Co.,
   dated 12/31/03, due 01/02/04
   at 0.780%, collateralized by a
   U.S. Treasury Bond maturing
   08/15/28, market value $1,481,316
   (repurchase proceeds $1,452,063)                                                1,452,000        1,452,000
                                                                                               --------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $1,531,865)                                                                             1,531,865
                                                                                               --------------
TOTAL INVESTMENTS--101.8%
   (cost of $47,810,242)(d)                                                                        49,371,341
                                                                                               --------------
OTHER ASSETS & LIABILITIES, NET--(1.8)%                                                              (847,114)
                                                                                               --------------
NET ASSETS--100.0%                                                                             $   48,524,227
                                                                                               ==============

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.
(b)  Investments in Affiliates during the year ended December 31, 2003:
     Security Name: FleetBoston Financial Corp., the parent company of the Investment Advisor.

     Shares as of 12/31/02:             3,612
     Shares purchased:                  1,299
     Shares sold:                          53
     Shares as of 12/31/03:             4,858
     Net realized loss:             $    (785)
     Dividend income earned:        $   5,854
     Value at end of period:        $ 212,052

(c) This security, with a total market value of $79,865, is being used to collateralize open future contracts.
(d)  Cost for federal income tax purposes is $49,656,743.

Long future contracts open on December 31, 2003:

                     NUMBER      EXPIRATION     UNREALIZED
TYPE              OF CONTRACTS     MONTH       APPRECIATION
----              ------------   ----------    ------------
S&P Mini 500           22         March         $ 40,166
                                                ========

            ACRONYM              NAME
            -------              ----
             REIT      Real Estate Investment Trust

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty S&P 500 Index Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                                          $   47,810,242
                                                                              --------------
Investments, at value                                                         $   49,371,341
Cash                                                                                     438
Receivable for:
   Fund shares sold                                                                   49,911
   Interest                                                                               31
   Dividends                                                                          63,570
   Futures variation margin                                                            3,268
   Expense reimbursement due from Investment Advisor/Distributor                      27,272
Deferred Trustees' compensation plan                                                   1,825
                                                                              --------------
     TOTAL ASSETS                                                                 49,517,656
                                                                              --------------
LIABILITIES:
Payable for:
   Investments purchased                                                             327,599
   Fund shares repurchased                                                           601,588
   Investment advisory fee                                                            15,985
   Transfer agent fee                                                                    626
   Pricing and bookkeeping fees                                                        2,438
   Audit fee                                                                          22,330
   Custody fee                                                                         3,911
   Distribution fee--Class B                                                          10,834
Deferred Trustees' fees                                                                1,825
Other liabilities                                                                      6,293
                                                                              --------------
     TOTAL LIABILITIES                                                               993,429
                                                                              --------------
NET ASSETS                                                                    $   48,524,227
                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $   50,296,473
Overdistributed net investment income                                                   (934)
Accumulated net realized loss                                                     (3,372,577)
Net unrealized appreciation on:
   Investments                                                                     1,561,099
   Futures contracts                                                                  40,166
                                                                              --------------
NET ASSETS                                                                    $   48,524,227
                                                                              ==============
CLASS A:
Net assets                                                                    $       82,487
Shares outstanding                                                                     8,576
                                                                              ==============
Net asset value per share                                                     $         9.62
                                                                              ==============
CLASS B:
Net assets                                                                    $   48,441,740
Shares outstanding                                                                 5,049,349
                                                                              ==============
Net asset value per share                                                     $         9.59
                                                                              ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty S&P 500 Index Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:

Dividends                                                                     $      639,323
Interest                                                                              11,069
                                                                              --------------
   Total Investment Income                                                           650,392
                                                                              --------------
EXPENSES:
Investment advisory fee                                                              145,520
Distribution fee--Class B                                                             90,677
Transfer agent fee                                                                     7,500
Pricing and bookkeeping fees                                                          33,264
Trustees' fees                                                                         6,530
Custody fee                                                                           30,380
Audit fee                                                                             27,673
Other expenses                                                                        10,886
                                                                              --------------
   Total Expenses                                                                    352,430
Fees and expenses waived or reimbursed by Investment Advisor                          (9,478)
Fees reimbursed by Distributor--Class B                                              (69,991)
Custody earnings credit                                                                  (17)
                                                                              --------------
   Net Expenses                                                                      272,944
                                                                              --------------
Net Investment Income                                                                377,448
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                                                      (569,595)
   Futures contracts                                                                 198,161
                                                                              --------------
     Net realized loss                                                              (371,434)
                                                                              --------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                     9,202,919
   Futures contracts                                                                  65,581
                                                                              --------------
     Net change in unrealized appreciation/depreciation                            9,268,500
                                                                              --------------
Net Gain                                                                           8,897,066
                                                                              --------------
Net Increase in Net Assets from Operations                                    $    9,274,514
                                                                              ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty S&P 500 Index Fund, Variable Series

                                                                                YEAR ENDED       YEAR ENDED
                                                                               DECEMBER 31,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 2003             2002
----------------------------------                                            --------------   --------------
OPERATIONS:
Net investment income                                                         $      377,448   $      245,814
Net realized loss on investments and futures contracts                              (371,434)      (2,364,659)
Net change in unrealized appreciation/depreciation
   on investments and futures contracts                                            9,268,500       (5,099,064)
                                                                              --------------   --------------
        Net Increase (Decrease) from Operations                                    9,274,514       (7,217,909)
                                                                              --------------   --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                             (680)            (587)
    Class B                                                                         (377,651)        (243,630)
Return of capital:
    Class A                                                                               --              (53)
    Class B                                                                               --          (21,942)
                                                                              --------------   --------------
    Total Distributions Declared to Shareholders                                    (378,331)        (266,212)
                                                                              --------------   --------------
SHARE TRANSACTIONS:
Class A:
   Distributions reinvested                                                              680              640
                                                                              --------------   --------------
        Net Increase                                                                     680              640
                                                                              --------------   --------------
Class B:
   Subscriptions                                                                  13,560,308       13,853,223
   Distributions reinvested                                                          377,651          265,572
   Redemptions                                                                    (3,136,822)      (6,727,578)
                                                                              --------------   --------------
        Net Increase                                                              10,801,137        7,391,217
                                                                              --------------   --------------
Net Increase from Share Transactions                                              10,801,817        7,391,857
                                                                              --------------   --------------
Total Increase (Decrease) in Net Assets                                           19,698,000          (92,264)
NET ASSETS:
Beginning of period                                                               28,826,227       28,918,491
                                                                              --------------   --------------
End of period (including overdistributed net investment income of
   $(934) and $(792), respectively)                                           $   48,524,227   $   28,826,227
                                                                              ==============   ==============
CHANGES IN SHARES:
Class A:
   Issued for distributions reinvested                                                    71               85
                                                                              --------------   --------------
        Net Increase                                                                      71               85
                                                                              --------------   --------------
Class B:
   Subscriptions                                                                   1,585,888        1,597,362
   Issued for distributions reinvested                                                39,462           35,222
   Redemptions                                                                      (374,208)        (749,858)
                                                                              --------------   --------------
        Net Increase                                                               1,251,142          882,726
                                                                              --------------   --------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty S&P 500 Index Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Liberty S&P 500 Index Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   FUTURES CONTRACTS--The Fund may invest in municipal, stock indices and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include:
(1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for Real Estate Investment Trust ("REIT") adjustments and distributions in excess were identified and reclassified among the components of the Fund's net assets as follows:

   OVERDISTRIBUTED NET    ACCUMULATED NET        PAID-IN
    INVESTMENT INCOME      REALIZED LOSS         CAPITAL
   -------------------    ---------------        -------
         $ 741                $ 916             $ (1,657)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                 DECEMBER 31,   DECEMBER 31,
                                     2003           2002
                                 ------------   ------------
Distributions paid from:
    Ordinary Income*              $ 378,331      $ 244,217
    Long-Term Capital Gains              --             --
    Tax Return of Capital                --         21,995

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

      UNDISTRIBUTED   UNDISTRIBUTED
        ORDINARY        LONG-TERM      NET UNREALIZED
         INCOME       CAPITAL GAINS     DEPRECIATION*
      -------------   -------------    --------------
          $ --             $ --         $ (285,402)

* The differences between book-basis and tax-basis net unrealized depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation              $  4,599,890
     Unrealized depreciation                (4,885,292)
                                          ------------
       Net unrealized depreciation        $   (285,402)
                                          ============

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2008                              $    19,479
       2009                                  243,840
       2010                                1,209,651
       2011                                   12,140
                                         -----------
                                         $ 1,485,110
                                         ===========

No capital loss carryforwards were utilized and/or expired during the year ended December 31, 2003 for the Fund.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Liberty Advisory Services Corp., the previous investment advisor to the Fund, and Colonial Management Associates, Inc., the previous sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee at the annual rate of 0.40% of the Fund's average daily net assets. For the period July 1, 2003 through October 31, 2003, Columbia agreed to waive a portion of its fees at the annual rate of 0.07% of the Fund's average daily net assets.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.37%.

   SUB-ADVISORY FEE--State Street Global Advisors ("SSgA") has been retained by Columbia as sub-advisor to the Fund. As the sub-advisor, SSgA is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for the fund. Columbia, out of the management fee it receives, pays SSgA a monthly sub-advisory fee at the following annual rates:

AVERAGE DAILY NET ASSETS                     FEE RATE
------------------------                     --------
First $50 million                            $ 25,000
Over $50 million                                 0.05%

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.091%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $7,500.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.75% annually of the Fund's average daily net assets. The Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 0.75% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $11,918,035 and $904,832, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

FINANCIAL HIGHLIGHTS
Liberty S&P 500 Index Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                                        PERIOD
                                                                  YEAR ENDED DECEMBER 31,                ENDED
                                                         ------------------------------------------   DECEMBER 31,
                                                             2003           2002           2001         2000 (a)
                                                         ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $       7.57   $       9.89   $      11.31   $      12.00
                                                         ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                        0.09           0.08           0.07           0.07
Net realized and unrealized gain (loss) on investments
   and futures contracts                                         2.01          (2.33)         (1.43)         (0.70)
                                                         ------------   ------------   ------------   ------------
       Total from Investment Operations                          2.10          (2.25)         (1.36)         (0.63)
                                                         ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.08)         (0.06)         (0.06)         (0.06)
Return of capital                                                  --          (0.01)            --             --
                                                         ------------   ------------   ------------   ------------
       Total Distributions Declared to Shareholders             (0.08)         (0.07)         (0.06)         (0.06)
                                                         ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD                           $       9.59   $       7.57   $       9.89   $      11.31
                                                         ============   ============   ============   ============
Total return (c)(d)(e)                                          27.68%        (22.75)%       (12.07)%        (5.29)%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                     0.75%          0.75%          0.75%          0.75%(h)
Net investment income (g)                                        1.05%          0.88%          0.72%          0.89%(h)
Waiver/reimbursement                                             0.22%          0.14%          0.53%          0.61%(h)
Portfolio turnover rate                                             3%            17%             7%             2%
Net assets, end of period (000's)                        $     48,442   $     28,762   $     28,835   $     12,098

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

REPORT OF INDEPENDENT AUDITORS


To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Liberty S&P 500 Index Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Liberty S&P 500 Index Fund, Variable Series (the "Fund") (a series of Liberty Variable Investment Trust) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

UNAUDITED INFORMATION


FEDERAL INCOME TAX INFORMATION

99.92% of the ordinary income distributed by the Fund, for the year ended December 31, 2003, qualifies for the corporate dividends received deduction.

PORTFOLIO MANAGERS' DISCUSSION
Liberty Select Value Fund, Variable Series / December 31, 2003

Liberty Select Value Fund, Variable Series seeks long-term growth.

Daniel K. Cantor and Jeffrey C. Kinzel are co-managers of the fund. Mr. Cantor has been affiliated with Columbia Management Advisors, Inc. and its predecessors since 1985. Mr. Kinzel has been with the firm and its predecessors since 1991.

The fund posted a strong return for the year ended December 31, 2003, but did not perform as well as either the S&P MidCap 400 Index or its new benchmark, the Russell Midcap Value Index, which more closely reflects the fund's emphasis on value stocks.

   Early in the period, our emphasis on stable, less-risky companies restrained performance during a bull market led by sharp gains in more speculative stocks. By mid-year, we had positioned the portfolio somewhat more aggressively, and relative returns in the second half were more in line with the S&P MidCap 400 benchmark.

TURNAROUND YEAR FOR VALUE STOCKS

After several years of poor returns, equities roared back to life in 2003 as the S&P 500 Index, a broad measure of the stock market's performance, gained 28.68%. Uncertainty related to military action in Iraq held equity performance back early in the year. By the second quarter, expectations for economic recovery began to fuel a rally in stocks even though signs of an improvement were scant. The rally broadened in the second half as more tangible evidence of a recovery emerged. Industrial production rose, retail sales increased, interest rates remained low and inflation was minimal. Later in the year, capital spending by businesses also picked up, particularly helping the industrial, energy and telecommunications sectors.

GAINS CAME FROM PAPER, INDUSTRIALS AND ENERGY

Early in the year we boosted our holdings in stocks we believed would benefit from a more buoyant economy, and this strategy paid off. Paper company Georgia-Pacific and the diversified industrial firm Carlisle Companies (1.5% and 1.4% of net assets, respectively) were both up more than 50% for the year. The two largest contributors to performance were Navistar International and XTO Energy (1.8% and 2.7% of net assets, respectively). Navistar benefited from a budding recovery in medium and heavy-duty trucks, and natural gas producer XTO was helped by higher gas prices and strong production growth. Another large contributor was International Game Technology, which makes gaming products. Its growth was driven by gaming expansion in the United States, the proliferation of cashless slot machines and increasing opportunities overseas. We sold the stock in late December after it had risen strongly and appeared fully valued.

DEFENSIVE HOLDINGS HURT RETURNS

Most of the fund's underperformance occurred during the first half of the period, but it affected the full year. Our more defensive investments did not rise as quickly as more aggressive stocks when the market rallied, and this was a drag on performance. For example, we entered the year with a 1.5% stake in Lockheed Martin, which we subsequently sold. The stock had performed well the previous year, but performed poorly as defense companies moved out of favor. We also had disappointing performance from First Health Group (0.8% of net assets), which provides a variety of health care services such as cost management and claims processing. The value declined primarily due to increased competition and severe pricing pressure in one of its key business segments.

MANAGING WITH AN EYE ON RISK

Although we are generally optimistic that the economic recovery will continue to gain breadth and momentum, we continue to manage the fund with an eye on downside risk. Given the run in some of the industrial stocks in the portfolio, we may look for opportunities to take profits in this sector. As value managers, we will continue to seek out companies that meet our disciplined investment criteria. Our goal remains to focus on identifying well-managed companies in good or improving businesses that have the potential to do well under most market conditions.


Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Liberty Select Value Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. The value and returns earned on an investment in the fund may also be affected by stock market fluctuations. Mid-cap stocks can present special risks including greater price volatility than stocks of larger, more established companies.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of December 31, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Select Value Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                               1-YEAR   LIFE
-------------------------------------------------------------
Class B (5/30/00)                              27.44     7.67
Russell Midcap Value Index(1)                  38.07    11.99
S&P MidCap 400 Index(1)                        35.62     7.77

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)            12/31/02    12/31/03
-------------------------------------------------------------
Class B                                   12.11        15.41

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/30/00 - 12/31/03

Class B: $13,041

                          CLASS B SHARES          S&P MIDCAP 400 INDEX    RUSSELL MIDCAP VALUE INDEX
 5/30/2000                  $     10,000                  $     10,000                  $     10,000
 5/31/2000                  $     10,200                  $     10,375                  $     10,183
 6/30/2000                  $     10,066                  $     10,528                  $      9,803
 7/31/2000                  $     10,333                  $     10,694                  $     10,033
 8/31/2000                  $     11,184                  $     11,888                  $     10,648
 9/30/2000                  $     10,983                  $     11,806                  $     10,750
10/31/2000                  $     11,034                  $     11,406                  $     10,954
11/30/2000                  $     10,309                  $     10,537                  $     10,812
12/31/2000                  $     11,139                  $     11,351                  $     11,765
 1/31/2001                  $     11,551                  $     11,605                  $     11,723
 2/28/2001                  $     11,206                  $     10,942                  $     11,674
 3/31/2001                  $     10,961                  $     10,129                  $     11,350
 4/30/2001                  $     11,769                  $     11,246                  $     11,975
 5/31/2001                  $     12,098                  $     11,508                  $     12,315
 6/30/2001                  $     11,862                  $     11,462                  $     12,151
 7/31/2001                  $     11,962                  $     11,291                  $     12,102
 8/31/2001                  $     11,660                  $     10,922                  $     11,881
 9/30/2001                  $     10,221                  $      9,563                  $     10,747
10/31/2001                  $     10,423                  $      9,986                  $     10,804
11/30/2001                  $     11,062                  $     10,730                  $     11,561
12/31/2001                  $     11,525                  $     11,285                  $     12,040
 1/31/2002                  $     11,618                  $     11,226                  $     12,162
 2/28/2002                  $     11,812                  $     11,240                  $     12,359
 3/31/2002                  $     12,361                  $     12,043                  $     12,991
 4/30/2002                  $     12,395                  $     11,987                  $     12,981
 5/31/2002                  $     12,437                  $     11,784                  $     12,962
 6/30/2002                  $     11,744                  $     10,922                  $     12,384
 7/31/2002                  $     10,908                  $      9,864                  $     11,171
 8/31/2002                  $     10,984                  $      9,914                  $     11,301
 9/30/2002                  $      9,819                  $      9,115                  $     10,160
10/31/2002                  $     10,021                  $      9,509                  $     10,483
11/30/2002                  $     10,603                  $     10,049                  $     11,143
12/31/2002                  $     10,232                  $      9,636                  $     10,878
 1/31/2003                  $      9,970                  $      9,365                  $     10,577
 2/28/2003                  $      9,742                  $      9,141                  $     10,401
 3/31/2003                  $      9,717                  $      9,218                  $     10,436
 4/30/2003                  $     10,334                  $      9,887                  $     11,230
 5/31/2003                  $     10,925                  $     10,696                  $     12,218
 6/30/2003                  $     11,001                  $     10,831                  $     12,303
 7/31/2003                  $     11,322                  $     11,227                  $     12,686
 8/31/2003                  $     11,686                  $     11,725                  $     13,136
 9/30/2003                  $     11,466                  $     11,545                  $     13,034
10/31/2003                  $     12,236                  $     12,419                  $     13,991
11/30/2003                  $     12,506                  $     12,851                  $     14,396
12/31/2003                  $     13,041                  $     13,082                  $     15,018


     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

     Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) MidCap 400 Index is an unmanaged index that tracks the performance of middle-capitalization US stocks. The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell midcap companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

     Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1)  Index performance is from May 30, 2000.

INVESTMENT PORTFOLIO
Liberty Select Value Fund, Variable Series / December 31, 2003

                                                        SHARES           VALUE
                                                     ------------   ---------------
COMMON STOCKS--96.1%
CONSUMER DISCRETIONARY--17.2%
AUTO COMPONENTS--4.3%
Gentex Corp.                                                9,700   $       428,352
Johnson Controls, Inc.                                      3,300           383,196
Lear Corp.                                                  7,900           484,507
Superior Industries International                           8,400           365,568
                                                                    ---------------
                                                                          1,661,623
                                                                    ---------------
HOTELS, RESTAURANTS & LEISURE--3.2%
Brinker International, Inc. (a)                            14,000           464,240
Darden Restaurants, Inc.                                    8,700           183,048
Harrah's Entertainment, Inc.                                6,300           313,551
Six Flags, Inc. (a)                                        36,000           270,720
                                                                    ---------------
                                                                          1,231,559
                                                                    ---------------
HOUSEHOLD DURABLES--0.8%
Newell Rubbermaid, Inc.                                    12,600           286,902
                                                                    ---------------
LEISURE EQUIPMENT & PRODUCTS--0.7%
Mattel, Inc.                                               14,600           281,342
                                                                    ---------------
MEDIA--2.3%
Knight-Ridder, Inc.                                         4,100           317,217
Mediacom Communications Corp. (a)                          18,800           162,996
New York Times Co., Class A                                 8,000           382,320
                                                                    ---------------
                                                                            862,533
                                                                    ---------------
MULTI-LINE RETAIL--2.3%
Federated Department Stores, Inc.                          19,000           895,470
                                                                    ---------------
SPECIALTY RETAIL--3.2%
Borders Group, Inc. (a)                                    16,100           352,912
Ross Stores, Inc.                                          10,800           285,444
TJX Companies, Inc.                                        26,000           573,300
                                                                    ---------------
                                                                          1,211,656
                                                                    ---------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Wolverine World Wide, Inc.                                  7,100           144,698
                                                                    ---------------

CONSUMER STAPLES--4.6%
BEVERAGES--0.8%
Pepsi Bottling Group, Inc.                                 12,000           290,160
                                                                    ---------------
FOOD PRODUCTS--2.7%
Dean Foods Co. (a)                                         26,300           864,481
Hormel Foods Corp.                                          6,900           178,089
                                                                    ---------------
                                                                          1,042,570
                                                                    ---------------
PERSONAL PRODUCTS--1.1%
Avon Products, Inc.                                         6,400           431,936
                                                                    ---------------

ENERGY--6.8%
ENERGY EQUIPMENT & SERVICES--2.5%
BJ Services Co. (a)                                         5,400           193,860
Noble Corp. (a)                                             8,200           293,396
Transocean, Inc. (a)                                       12,650           303,726
Weatherford International Ltd. (a)                          4,400           158,400
                                                                    ---------------
                                                                            949,382
                                                                    ---------------
OIL & GAS--4.3%
Amerada Hess Corp.                                          7,100   $       377,507
Occidental Petroleum Corp.                                  6,100           257,664
XTO Energy, Inc.                                           35,833         1,014,074
                                                                    ---------------
                                                                          1,649,245
                                                                    ---------------

FINANCIALS--22.2%
BANKS--11.6%
Banknorth Group, Inc.                                      12,800           416,384
Charter One Financial, Inc.                                10,895           376,422
City National Corp.                                         6,300           391,356
Cullen/Frost Bankers, Inc.                                  3,800           154,166
Golden West Financial Corp.                                 9,600           990,624
Greenpoint Financial Corp.                                 13,500           476,820
North Fork Bancorporation, Inc.                            13,900           562,533
Sovereign Bancorp, Inc.                                    26,500           629,375
Webster Financial Corp.                                     9,100           417,326
                                                                    ---------------
                                                                          4,415,006
                                                                    ---------------
DIVERSIFIED FINANCIALS--3.9%
Bear Stearns Companies, Inc.                                4,200           335,790
Citigroup, Inc.                                             6,831           331,577
Janus Capital Group, Inc.                                  34,700           569,427
Lehman Brothers Holdings, Inc.                              3,500           270,270
                                                                    ---------------
                                                                          1,507,064
                                                                    ---------------
INSURANCE--6.7%
Ambac Financial Group, Inc.                                 7,250           503,077
Cincinnati Financial Corp.                                  5,300           221,964
Loews Corp.                                                 4,300           212,635
Nationwide Financial Services, Class A                      7,400           244,644
Old Republic International Corp.                            4,500           114,120
PMI Group, Inc.                                            12,300           457,929
Radian Group, Inc.                                          9,900           482,625
St. Paul Companies, Inc.                                    7,900           313,235
                                                                    ---------------
                                                                          2,550,229
                                                                    ---------------

HEALTH CARE--4.6%
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Biomet, Inc.                                               10,000           364,100
Millipore Corp. (a)                                         6,900           297,045
                                                                    ---------------
                                                                            661,145
                                                                    ---------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Anthem, Inc. (a)                                            2,700           202,500
First Health Group Corp. (a)                               15,800           307,468
HCA, Inc.                                                   6,800           292,128
WellPoint Health Networks, Inc. (a)                         3,200           310,368
                                                                    ---------------
                                                                          1,112,464
                                                                    ---------------

INDUSTRIALS--13.1%
AEROSPACE & DEFENSE--1.0%
Alliant Techsystems, Inc. (a)                               4,300           248,368
Northrop Grumman Corp.                                      1,200           114,720
                                                                    ---------------
                                                                            363,088
                                                                    ---------------

                       See Notes to Investment Portfolio.

                                                        SHARES           VALUE
                                                     ------------   ---------------
AIR FREIGHT & LOGISTICS--0.6%
CNF, Inc.                                                   6,500   $       220,350
                                                                    ---------------
AIRLINES--0.6%
AMR Corp. (a)                                              18,600           240,870
                                                                    ---------------
COMMERCIAL SERVICES & SUPPLIES--4.1%
Brink's Co.                                                20,000           452,200
Cendant Corp. (a)                                          24,400           543,388
DST Systems, Inc. (a)                                       6,500           271,440
Manpower, Inc.                                              6,700           315,436
                                                                    ---------------
                                                                          1,582,464
                                                                    ---------------
ELECTRICAL EQUIPMENT--0.5%
Ametek, Inc.                                                4,000           193,040
                                                                    ---------------
INDUSTRIAL CONGLOMERATES--1.4%
Carlisle Companies, Inc.                                    8,900           541,654
                                                                    ---------------
MACHINERY--4.9%
AGCO Corp. (a)                                              6,000           120,840
Dover Corp.                                                 5,800           230,550
Ingersoll-Rand Co., Class A                                 6,200           420,856
Mueller Industries, Inc. (a)                                4,700           161,492
Navistar International Corp. (a)                           14,300           684,827
Parker Hannifin Corp.                                       4,000           238,000
                                                                    ---------------
                                                                          1,856,565
                                                                    ---------------

INFORMATION TECHNOLOGY--8.7%
COMMUNICATIONS EQUIPMENT--1.0%
Andrew Corp. (a)                                           31,900           367,169
                                                                    ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.0%
Amphenol Corp., Class A (a)                                10,000           639,300
Arrow Electronics, Inc. (a)                                10,400           240,656
AVX Corp.                                                  13,600           226,032
Littelfuse, Inc. (a)                                       11,000           317,020
Varian, Inc. (a)                                            6,700           279,591
Vishay Intertechnology, Inc. (a)                            9,450           216,405
                                                                    ---------------
                                                                          1,919,004
                                                                    ---------------
INFORMATION TECHNOLOGY CONSULTING &
   SERVICES--1.0%
Affiliated Computer Services, Inc.,
   Class A (a)                                              6,900           375,774
                                                                    ---------------
OFFICE ELECTRONICS--0.6%
Zebra Technologies Corp., Class A (a)                       3,800           252,206
                                                                    ---------------
SOFTWARE--1.1%
Reynolds & Reynolds Co., Class A                           14,100           409,605
                                                                    ---------------

MATERIALS--12.2%
CHEMICALS--7.3%
Air Products & Chemicals, Inc.                              6,800           359,244
Eastman Chemical Co.                                        9,100           359,723
Engelhard Corp.                                            11,200           335,440
International Flavors & Fragrances, Inc.                   14,900           520,308
Lubrizol Corp.                                              7,900           256,908
OM Group, Inc. (a)                                          4,700           123,093
PPG Industries, Inc.                                        6,700           428,934
Praxair, Inc.                                              10,600           404,920
                                                                    ---------------
                                                                          2,788,570
                                                                    ---------------
CONTAINERS & PACKAGING--1.7%
Crown Holdings, Inc. (a)                                   25,000   $       226,500
Packaging Corp. of America                                 12,200           266,692
Pactiv Corp. (a)                                            6,000           143,400
                                                                    ---------------
                                                                            636,592
                                                                    ---------------
PAPER & FOREST PRODUCTS--3.2%
Boise Cascade Corp.                                         8,500           279,310
Georgia-Pacific Corp.                                      18,100           555,127
MeadWestvaco Corp.                                         13,634           405,612
                                                                    ---------------
                                                                          1,240,049
                                                                    ---------------

TELECOMMUNICATION SERVICES--1.4%
WIRELESS TELECOMMUNICATION SERVICES--1.4%
Telephone & Data Systems, Inc.                              8,500           531,675
                                                                    ---------------

UTILITIES--5.3%
ELECTRIC UTILITIES--4.6%
Allete, Inc.                                                6,700           205,020
Entergy Corp.                                               5,400           308,502
Exelon Corp.                                                7,850           520,926
PPL Corp.                                                   5,700           249,375
Progress Energy, Inc.                                      10,800           488,808
                                                                    ---------------
                                                                          1,772,631
                                                                    ---------------
MULTI-UTILITIES & UNREGULATED POWER- 0.7%
Energy East Corp.                                          11,300           253,120
                                                                    ---------------
TOTAL COMMON STOCKS
   (cost of $30,597,499)                                                 36,729,410
                                                                    ---------------

                                                         PAR
                                                     ------------
SHORT-TERM OBLIGATION--5.0%
Repurchase agreement with State Street
   Bank & Trust Co., dated
   12/31/03, due 01/02/04 at 0.780%,
   collateralized by a U.S. Treasury
   Bond maturing 08/15/28,
   market value $1,937,922
   (repurchase proceeds $1,896,082)
   (cost of $1,896,000)                              $  1,896,000         1,896,000
                                                                    ---------------
TOTAL INVESTMENTS--101.1%
   (cost of $32,493,499) (b)                                             38,625,410
                                                                    ---------------
OTHER ASSETS & LIABILITIES, NET--(1.1)%                                    (425,012)
                                                                    ---------------
NET ASSETS--100.0%                                                  $    38,200,398
                                                                    ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is $32,542,033.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Select Value Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                           $    32,493,499
                                                               ---------------
Investments, at value                                          $    38,625,410
Cash                                                                       354
Receivable for:
   Fund shares sold                                                      5,272
   Interest                                                                 41
   Dividends                                                            29,802
   Expense reimbursement due from Distributor                            5,969
Deferred Trustees' compensation plan                                     1,736
                                                               ---------------
     TOTAL ASSETS                                                   38,668,584
                                                               ---------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                             410,122
   Investment advisory fee                                              21,874
   Transfer agent fee                                                      625
   Pricing and bookkeeping fees                                            856
   Trustees' fees                                                          209
   Audit fee                                                            21,280
   Custody fee                                                             733
   Distribution fee--Class B                                             7,865
Deferred Trustees' fees                                                  1,736
Other liabilities                                                        2,886
                                                               ---------------
     TOTAL LIABILITIES                                                 468,186
                                                               ---------------
NET ASSETS                                                     $    38,200,398
                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $    32,844,651
Overdistributed net investment income                                   (1,403)
Accumulated net realized loss                                         (774,761)
Net unrealized appreciation on investments                           6,131,911
                                                               ---------------
NET ASSETS                                                     $    38,200,398
                                                               ===============
CLASS A:
Net assets                                                     $     1,418,237
Shares outstanding                                                      91,949
                                                               ===============
Net asset value per share                                      $         15.42
                                                               ===============
CLASS B:
Net assets                                                     $    36,782,161
Shares outstanding                                                   2,387,050
                                                               ===============
Net asset value per share                                      $         15.41
                                                               ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Select Value Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                      $       368,766
Interest                                                                20,786
                                                               ---------------
   Total Investment Income                                             389,552
                                                               ---------------
EXPENSES:
Investment advisory fee                                                211,079
Distribution fee--Class B                                               72,709
Transfer agent fee                                                       7,500
Pricing and bookkeeping fees                                            12,441
Trustees' fees                                                           6,617
Custody fee                                                              4,785
Audit fee                                                               28,495
Other expenses                                                          14,784
                                                               ---------------
   Total Expenses                                                      358,410
Fees reimbursed by Distributor--Class B                                (28,337)
Custody earnings credit                                                     (6)
                                                               ---------------
   Net Expenses                                                        330,067
                                                               ---------------
Net Investment Income                                                   59,485
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                      (705,613)
Net change in unrealized appreciation/depreciation
  on investments                                                     8,564,493
                                                               ---------------
Net Gain                                                             7,858,880
                                                               ---------------
Net Increase in Net Assets from Operations                     $     7,918,365
                                                               ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Select Value Fund, Variable Series

                                                                  YEAR ENDED        YEAR ENDED
                                                                 DECEMBER 31,      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                   2003              2002
----------------------------------                             ---------------   ---------------
OPERATIONS:
Net investment income                                          $        59,485   $        18,662
Net realized loss on investments                                      (705,613)          (64,635)
Net change in unrealized appreciation/depreciation
    on investments                                                   8,564,493        (2,874,205)
                                                               ---------------   ---------------
        Net Increase (Decrease) from Operations                      7,918,365        (2,920,178)
                                                               ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                             (4,195)           (1,387)
    Class B                                                            (55,597)          (20,257)
                                                               ---------------   ---------------
    Total Distributions Declared to Shareholders                       (59,792)          (21,644)
                                                               ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                       578,918           546,422
   Distributions reinvested                                              4,195             1,387
   Redemptions                                                         (93,140)           (9,127)
                                                               ---------------   ---------------
        Net Increase                                                   489,973           538,682
                                                               ---------------   ---------------
Class B:
   Subscriptions                                                     7,832,430        14,432,250
   Distributions reinvested                                             55,597            20,257
   Redemptions                                                      (3,283,568)       (3,803,086)
                                                               ---------------   ---------------
        Net Increase                                                 4,604,459        10,649,421
                                                               ---------------   ---------------
Net Increase from Share Transactions                                 5,094,432        11,188,103
                                                               ---------------   ---------------
Total Increase in Net Assets                                        12,953,005         8,246,281
NET ASSETS:
Beginning of period                                                 25,247,393        17,001,112
                                                               ---------------   ---------------
End of period (including overdistributed net investment
   income of $(1,403) and $(1,096), respectively)              $    38,200,398   $    25,247,393
                                                               ===============   ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                        46,620            44,354
   Issued for distributions reinvested                                     272               115
   Redemptions                                                          (7,103)             (752)
                                                               ---------------   ---------------
        Net Increase                                                    39,789            43,717
                                                               ---------------   ---------------
Class B:
   Subscriptions                                                       601,441         1,069,404
   Issued for distributions reinvested                                   3,606             1,685
   Redemptions                                                        (251,382)         (275,153)
                                                               ---------------   ---------------
        Net Increase                                                   353,665           795,936
                                                               ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Select Value Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Liberty Select Value Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                           DECEMBER 31,    DECEMBER 31,
                                               2003           2002
                                           ------------    ------------
Distributions paid from:
     Ordinary Income*                      $     59,792    $     21,644
     Long-Term Capital Gains                         --              --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

   UNDISTRIBUTED       UNDISTRIBUTED
     ORDINARY            LONG-TERM        NET UNREALIZED
      INCOME           CAPITAL GAINS       APPRECIATION*
   -------------       -------------      --------------
      $  319               $  --           $  6,083,377

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation         $     7,763,880
    Unrealized depreciation              (1,680,503)
                                    ---------------
      Net unrealized appreciation   $     6,083,377
                                    ===============

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                  CAPITAL LOSS
    EXPIRATION                 CARRYFORWARD
    ----------                 ------------
       2010                    $     20,614
       2011                         705,613
                               ------------
                               $    726,227
                               ============

No capital loss carryforwards were utilized and/or expired during the year ended December 31, 2003 for the Fund. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Liberty Advisory Services Corp., the previous investment advisor to the Fund, and Colonial Management Associates, Inc., the previous sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                     FEE RATE
------------------------                     --------
First $500 million                             0.70%
Next $500 million                              0.65%
Over $1 billion                                0.60%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee at the annual rate of 0.70% of the Fund's average daily net assets.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.70%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.041%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $7,500.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   FEE WAIVERS--Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10% annually of the Fund's average daily net assets. The Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $9,218,751 and $3,400,322, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

FINANCIAL HIGHLIGHTS
Liberty Select Value Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                                         PERIOD
                                                                    YEAR ENDED DECEMBER 31,              ENDED
                                                         ------------------------------------------   DECEMBER 31,
                                                             2003           2002           2001         2000 (a)
                                                         ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      12.11   $      13.65   $      13.24   $      12.00
                                                         ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                        0.03           0.01           0.05           0.09
Net realized and unrealized gain (loss) on investments           3.29          (1.54)          0.41           1.28
                                                         ------------   ------------   ------------   ------------
       Total from Investment Operations                          3.32          (1.53)          0.46           1.37
                                                         ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.02)         (0.01)         (0.03)         (0.07)
From net realized gains                                            --             --          (0.02)            --(c)
Return of capital                                                  --             --             --          (0.06)
                                                         ------------   ------------   ------------   ------------
       Total Distributions Declared to Shareholders             (0.02)         (0.01)         (0.05)         (0.13)
                                                         ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD                           $      15.41   $      12.11   $      13.65   $      13.24
                                                         ============   ============   ============   ============
Total return (d)(e)(f)                                          27.44%        (11.21)%         3.47%         11.38%(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                     1.10%          1.10%          1.10%          1.10%(i)
Net investment income (h)                                        0.20%          0.09%          0.34%          1.13%(i)
Waiver/reimbursement                                             0.10%          0.08%          0.73%          1.56%(i)
Portfolio turnover rate                                            12%            21%            15%            26%(g)
Net assets, end of period (000's)                        $     36,782   $     24,615   $     16,886   $      3,762

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

REPORT OF INDEPENDENT AUDITORS


To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Liberty Select Value Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Liberty Select Value Fund, Variable Series (the "Fund") (a series of Liberty Variable Investment Trust) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

UNAUDITED INFORMATION


FEDERAL INCOME TAX INFORMATION

100% of the ordinary income distributed by the Fund, for the year ended December 31, 2003, qualifies for the corporate dividends received deduction.

PORTFOLIO MANAGERS' DISCUSSION
Newport Tiger Fund, Variable Series / December 31, 2003

Newport Tiger Fund, Variable Series seeks capital appreciation.

Eric Sandlund and Christopher Legallet are co-managers of the fund. Mr. Sandlund has co-managed the fund since August 2002. Mr. Legallet, chief investment officer-international equities of Columbia Advisors, Inc., has co-managed the fund since January 1999. The fund posted substantial gains for the 12-month period ended December 31, 2003, but came out slightly behind its benchmark, the MSCI All Country Free Asia ex Japan Index.

The fund benefited from a strong rebound in Asian markets during the second half of the year. Once SARS (severe acute respiratory syndrome) appeared under control, major military campaigns in Iraq ended and global economic growth improved, Asian stocks took off. The fund modestly trailed its benchmark in part because of selected technology investments, which suffered as investors worried that the strong product sales of 2003 might not be sustainable in 2004.

GROWING COMMITMENTS TO INDIA AND THAILAND

During the 12-month period, we added to our positions in countries with growing economies and strong upward trends in domestic consumption and infrastructure development, such as India and Thailand. The fund had a bigger stake than its benchmark in India, where the economy is expected to grow at a rate of 8.0% in 2004. During the past year, the Indian economy benefited from relatively low interest rates and expansion in the manufacturing and service sectors. In India, we purchased Bajaj Auto, a motorcycle distributor; Bharat Forge, a producer of axles and crankshafts for heavy vehicles and machinery and Maruti Udyog, a manufacturer of low-cost automobiles for the domestic population (0.3%, 0.4% and 1.0% of net assets, respectively). All three stocks added to total return.

   We also increased our investments in Thailand, making it the fifth largest country in the portfolio at the end of the period. In the consumer staples area, we added Thai Union Frozen Products (0.5% of net assets), one of the largest canned fish producers in the world. The company owns the Chicken of the Sea tuna brand and exports shrimp from Thailand to the United States. We took some profits in Land & House (1.6% of net assets), a company that has contributed significantly to performance for more than a year and continues to be a positive holding for the fund. This sale lowered our exposure to the property sector in Thailand.

REDUCED EXPOSURE TO CHINA AND HONG KONG

Although we maintained significant commitments to China and Hong Kong, we reduced our exposure to both markets for the following reasons. First, we viewed the prospects for individual holdings as less attractive than securities we found elsewhere. Second, we thought other stock markets offered more plentiful opportunities. In China, we cut back on Huaneng Power International (3.5% of net assets), the country's largest electric utility, when the stock's valuation rose beyond our target. In our opinion, Huaneng Power International continues to be a proxy for China's attractive long-term growth potential, and it remains an important position for the fund. After trimming our stake in a number of Hong Kong stocks that had done well, we added Standard Chartered (1.3% of net assets), a diversified financial institution that does business in the emerging economies of Asia.

   We maintained investments in Indonesia, South Korea, Malaysia, Taiwan and other parts of Asia. Certain South Korean investments, however, hampered returns. We held on even as an uncertain regulatory environment hurt telecommunications company KT Corporation, and concerns about the nation's growing level of debt hampered Kookmin Bank (1.4% and 1.8% of net assets, respectively).

POSITIONED FOR GLOBAL ECONOMIC GROWTH

If global economic growth picks up, we expect the Asian economies to benefit from increased export activity as well as expansion of their domestic markets. We have positioned the portfolio to take advantage of these trends.


Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Newport Tiger Fund, Variable Series offers long-term growth potential; however, the net asset value of the fund will fluctuate due to economic and political developments and currency exchange rate fluctuations. Many of the Asian countries are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Holdings are disclosed as of December 31, 2003, and are subject to change.

PERFORMANCE INFORMATION
Newport Tiger Fund, Variable Series / December 31, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (%)

                                                     1-YEAR    5-YEAR   LIFE
--------------------------------------------------------------------------------
Class B (6/1/00)                                      45.19     7.23    1.86
MSCI All Country Free Asia
   ex Japan Index(1)                                  46.98     6.68   -1.10

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)                            12/31/02       12/31/03
--------------------------------------------------------------------------------
Class B                                                    1.47           2.12

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/1/95(2) - 12/31/03

Class B: $11,737

                    CLASS B SHARES     MSCI ALL COUNTRY ASIA FREE EX JAPAN INDEX
  5/1/1995                $ 10,000                                      $ 10,000
 5/31/1995                $ 11,100                                      $ 11,125
 6/30/1995                $ 10,900                                      $ 10,951
 7/31/1995                $ 11,200                                      $ 11,157
 8/31/1995                $ 10,851                                      $ 10,643
 9/30/1995                $ 11,050                                      $ 10,770
10/31/1995                $ 11,000                                      $ 10,584
11/30/1995                $ 11,050                                      $ 10,344
12/31/1995                $ 11,501                                      $ 10,855
 1/31/1996                $ 12,661                                      $ 11,699
 2/29/1996                $ 12,560                                      $ 11,826
 3/31/1996                $ 12,560                                      $ 11,912
 4/30/1996                $ 12,510                                      $ 12,341
 5/31/1996                $ 12,460                                      $ 12,203
 6/30/1996                $ 12,208                                      $ 12,021
 7/31/1996                $ 11,552                                      $ 11,134
 8/31/1996                $ 11,956                                      $ 11,470
 9/30/1996                $ 12,308                                      $ 11,668
10/31/1996                $ 12,207                                      $ 11,446
11/30/1996                $ 12,813                                      $ 11,986
12/31/1996                $ 12,851                                      $ 11,944
 1/31/1997                $ 12,750                                      $ 12,191
 2/28/1997                $ 12,750                                      $ 12,295
 3/31/1997                $ 11,985                                      $ 11,600
 4/30/1997                $ 11,781                                      $ 11,428
 5/31/1997                $ 12,852                                      $ 11,944
 6/30/1997                $ 13,464                                      $ 12,381
 7/31/1997                $ 13,668                                      $ 12,485
 8/31/1997                $ 11,324                                      $ 10,272
 9/30/1997                $ 11,681                                      $ 10,225
10/31/1997                $  9,028                                      $  7,952
11/30/1997                $  8,876                                      $  7,407
12/31/1997                $  8,850                                      $  7,130
 1/31/1998                $  7,556                                      $  6,514
 2/28/1998                $  9,212                                      $  7,895
 3/31/1998                $  9,161                                      $  7,779
 4/30/1998                $  8,385                                      $  7,097
 5/31/1998                $  7,246                                      $  6,014
 6/30/1998                $  6,522                                      $  5,339
 7/31/1998                $  6,004                                      $  5,204
 8/31/1998                $  5,124                                      $  4,454
 9/30/1998                $  6,003                                      $  4,896
10/31/1998                $  7,763                                      $  5,961
11/30/1998                $  8,281                                      $  6,442
12/31/1998                $  8,281                                      $  6,576
 1/31/1999                $  7,806                                      $  6,471
 2/28/1999                $  7,806                                      $  6,345
 3/31/1999                $  8,492                                      $  7,106
 4/30/1999                $ 10,338                                      $  8,405
 5/31/1999                $  9,652                                      $  8,223
 6/30/1999                $ 10,707                                      $  9,508
 7/31/1999                $ 10,707                                      $  9,299
 8/31/1999                $ 10,760                                      $  9,529
 9/30/1999                $ 10,338                                      $  8,862
10/31/1999                $ 11,023                                      $  9,147
11/30/1999                $ 12,342                                      $ 10,017
12/31/1999                $ 13,912                                      $ 10,829
 1/31/2000                $ 13,274                                      $ 10,775
 2/29/2000                $ 13,646                                      $ 10,550
 3/31/2000                $ 14,177                                      $ 10,798
 4/30/2000                $ 13,274                                      $  9,808
 5/31/2000                $ 12,530                                      $  8,955
 6/30/2000                $ 13,864                                      $  9,428
 7/31/2000                $ 13,811                                      $  9,024
 8/31/2000                $ 13,757                                      $  8,957
 9/30/2000                $ 12,851                                      $  7,931
10/31/2000                $ 12,211                                      $  7,307
11/30/2000                $ 11,571                                      $  7,024
12/31/2000                $ 11,786                                      $  7,013
 1/31/2001                $ 12,701                                      $  7,916
 2/28/2001                $ 11,947                                      $  7,542
 3/31/2001                $ 10,548                                      $  6,688
 4/30/2001                $ 11,140                                      $  6,698
 5/31/2001                $ 10,817                                      $  6,688
 6/30/2001                $ 10,494                                      $  6,528
 7/31/2001                $ 10,279                                      $  6,281
 8/31/2001                $  9,633                                      $  6,183
 9/30/2001                $  8,126                                      $  5,211
10/31/2001                $  8,395                                      $  5,492
11/30/2001                $  9,364                                      $  6,226
12/31/2001                $  9,823                                      $  6,744
 1/31/2002                $  9,823                                      $  7,013
 2/28/2002                $  9,606                                      $  7,065
 3/31/2002                $  9,985                                      $  7,538
 4/30/2002                $  9,985                                      $  7,616
 5/31/2002                $  9,660                                      $  7,444
 6/30/2002                $  9,171                                      $  7,074
 7/31/2002                $  8,682                                      $  6,806
 8/31/2002                $  8,465                                      $  6,685
 9/30/2002                $  7,760                                      $  5,949
10/31/2002                $  8,086                                      $  6,251
11/30/2002                $  8,520                                      $  6,583
12/31/2002                $  8,084                                      $  6,182
 1/31/2003                $  8,084                                      $  6,233
 2/28/2003                $  7,809                                      $  5,981
 3/31/2003                $  7,479                                      $  5,701
 4/30/2003                $  7,644                                      $  5,881
 5/31/2003                $  8,194                                      $  6,389
 6/30/2003                $  8,744                                      $  6,791
 7/31/2003                $  9,459                                      $  7,370
 8/31/2003                $ 10,174                                      $  7,936
 9/30/2003                $ 10,394                                      $  7,996
10/31/2003                $ 11,164                                      $  8,682
11/30/2003                $ 10,999                                      $  8,575
12/31/2003                $ 11,737                                      $  9,088


     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

     Total return performance includes changes in share price and reinvestment of all distributions. The MSCI (Morgan Stanley Capital International) All Country Free Asia ex Japan Index is an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan and taking into account local market restrictions on share ownership by foreigners. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

     Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

     Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

(1)  Index performance is from April 30, 1995.

(2)  Inception date of class A shares (oldest existing share class).

INVESTMENT PORTFOLIO
Newport Tiger Fund, Variable Series / December 31, 2003

                                                    SHARES           VALUE
                                               ---------------   ---------------
COMMON STOCKS--100.5%
CONSUMER DISCRETIONARY--11.9%
AUTOMOBILES--4.7%
Bajaj Auto Ltd.                                          4,000   $        99,987
Hyundai Motor Co., Ltd.                                 15,200           644,230
Maruti Udyog Ltd. (a)                                   35,462           293,282
PT Astra International, Inc. (a)                       518,000           307,510
                                                                 ---------------
                                                                       1,345,009
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Genting Berhad                                         128,000           559,158
                                                                 ---------------
MEDIA--3.3%
Singapore Press Holdings Ltd.                           54,164           602,779
Television Broadcasts Ltd.                              66,000           333,241
                                                                 ---------------
                                                                         936,020
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Li & Fung Ltd.                                         328,000           561,893
                                                                 ---------------

CONSUMER STAPLES--1.4%
FOOD & DRUG RETAILING--0.2%
Convenience Retail Asia Ltd. (a)                       198,000            57,382
                                                                 ---------------
FOOD PRODUCTS--1.2%
Nestle India Ltd.                                       14,800           224,277
Thai Union Frozen Products
   Public Co., Ltd.                                    163,600           132,127
                                                                 ---------------
                                                                         356,404
                                                                 ---------------

FINANCIALS--33.1%
BANKS--19.6%
Bangkok Bank Public Co., Ltd. (a)                      297,400           818,136
Bank Rakyat Indonesia (a)                            1,772,500           263,060
Chinatrust Financial Holding Co., Ltd.                 532,000           534,351
DBS Group Holdings Ltd.                                 32,638           282,505
Hang Seng Bank Ltd.                                     27,700           363,922
Hong Leong Bank Berhad                                 167,000           228,526
Kasikornbank Public Co., Ltd.,
   NVDR (a)                                            455,000           746,419
Kookmin Bank                                            13,783           516,501
Koram Bank (a)                                          12,860           151,104
Public Bank Berhad                                     657,187           536,126
Siam Commercial Bank Public Co.,
   Ltd. (a)                                            189,500           265,436
Standard Chartered PLC                                  23,462           386,351
United Overseas Bank Ltd.                               66,000           512,984
                                                                 ---------------
                                                                       5,605,421
                                                                 ---------------
DIVERSIFIED FINANCIALS--5.2%
Hong Leong Credit Berhad                                68,000            89,474
Housing Development Finance
   Corp., Ltd.                                          78,108         1,106,129
Swire Pacific Ltd., Series A                            50,000           307,841
                                                                 ---------------
                                                                       1,503,444
                                                                 ---------------
REAL ESTATE--8.3%
City Developments Ltd.                                 133,000   $       473,797
Henderson Land
   Development Co., Ltd.                                70,000           309,258
SM Prime Holdings, Inc.                              2,573,000           301,234
Sun Hung Kai Properties Ltd.                           158,000         1,302,463
                                                                 ---------------
                                                                       2,386,752
                                                                 ---------------

HEALTH CARE--3.7%
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Pihsiang Machinery
   Manufacturing Co., Ltd.                              24,150            83,938
                                                                 ---------------
PHARMACEUTICALS--3.4%
Dr. Reddy's Laboratories Ltd., ADR                      19,300           610,845
Ranbaxy Laboratories Ltd. (a)                           14,700           354,803
                                                                 ---------------
                                                                         965,648
                                                                 ---------------

INDUSTRIALS--9.1%
CONSTRUCTION & ENGINEERING--1.6%
Land & House Public Co., Ltd.                        1,478,100           473,768
                                                                 ---------------
ELECTRICAL EQUIPMENT--0.4%
Phoenixtec Power Co., Ltd.                              96,480           113,105
                                                                 ---------------
INDUSTRIAL CONGLOMERATES--5.0%
China Merchants Holdings
   International Co., Ltd.                             337,000           442,750
Hutchison Whampoa Ltd.                                 133,500           980,132
                                                                 ---------------
                                                                       1,422,882
                                                                 ---------------
MACHINERY--0.4%
Bharat Forge Ltd.                                        6,200           108,214
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE--1.7%
Zhejiang Expressway Co., Ltd.                          692,000           485,770
                                                                 ---------------

INFORMATION TECHNOLOGY--20.8%
COMPUTERS & PERIPHERALS--2.1%
Ambit Microsystems Corp.                               106,300           280,231
Asustek Computer, Inc.                                 148,500           328,056
                                                                 ---------------
                                                                         608,287
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Synnex Technology International Corp.                  127,000           172,077
Venture Corp., Ltd.                                     18,000           211,977
                                                                 ---------------
                                                                         384,054
                                                                 ---------------
INFORMATION TECHNOLOGY CONSULTING &
   SERVICES--3.7%
Infosys Technologies Ltd.                                8,756         1,070,676
                                                                 ---------------
INTERNET SOFTWARE & SERVICES--1.0%
NCsoft Corp. (a)                                         4,880           270,315
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--12.7%
Realtek Semiconductor Corp.                            110,400           188,607
Samsung Electronics Co., Ltd.                            5,250         1,987,201
Taiwan Semiconductor
   Manufacturing Co., Ltd. (a)                         775,624         1,450,725
                                                                 ---------------
                                                                       3,626,533
                                                                 ---------------

                       See Notes to Investment Portfolio.

                                                    SHARES           VALUE
                                               ---------------   ---------------
MATERIALS--2.7%
CONSTRUCTION MATERIALS--2.7%
Siam Cement Public
   Co., Ltd., NVDR                                     123,450   $       791,376
                                                                 ---------------

TELECOMMUNICATION SERVICES--9.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
KT Corp.                                                10,400           389,291
Philippine Long Distance
   Telephone Co. (a)                                    27,600           482,205
PT Telekomunikasi                                      389,600           312,235
                                                                 ---------------
                                                                       1,183,731
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES--5.0%
China Mobile Ltd.                                      385,500         1,181,761
Taiwan Cellular Corp.                                  297,000           258,071
                                                                 ---------------
                                                                       1,439,832
                                                                 ---------------

UTILITIES--8.7%
ELECTRIC UTILITIES--5.2%
Beijing Datang Power
   Generation Co., Ltd.                                700,000           500,403
Huaneng Power International, Inc.                      578,000         1,001,333
                                                                 ---------------
                                                                       1,501,736
                                                                 ---------------
GAS UTILITIES--3.5%
Hong Kong & China Gas Co., Ltd                         653,002           996,693
                                                                 ---------------
TOTAL COMMON STOCKS
   (cost of $18,844,535)                                              28,838,041
                                                                 ---------------

                                                    PAR
                                               ---------------
SHORT-TERM OBLIGATION--1.4%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 12/31/03, due 01/02/04
   at 0.780%, collateralized by a
   U.S. Treasury Bond maturing
   02/15/29, market value $395,708
   (repurchase proceeds $387,017)
   (cost of $387,000)                          $       387,000           387,000
                                                                 ---------------
TOTAL INVESTMENTS--101.9%
   (cost of $19,231,535) (b)                                          29,225,041
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET--(1.9)%                                 (541,424)
                                                                 ---------------
NET ASSETS--100.0%                                               $    28,683,617
                                                                 ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is $19,325,596.

SUMMARY OF SECURITIES                                                % OF TOTAL
BY COUNTRY (UNAUDITED):                             VALUE            INVESTMENTS
-----------------------                        ---------------   ---------------
Hong Kong                                      $     6,218,062              21.3%
South Korea                                          3,958,641              13.6
India                                                3,868,214              13.2
Taiwan                                               3,409,160              11.7
Thailand                                             3,227,263              11.1
Singapore                                            2,084,042               7.1
China                                                1,987,506               6.8
Malaysia                                             1,413,284               4.8
Indonesia                                              882,805               3.0
Philippines                                            783,438               2.7
Bermuda                                                561,893               1.9
United States                                          387,000               1.3
United Kingdom                                         386,351               1.3
Cayman Islands                                          57,382               0.2
                                               ---------------   ---------------
                                               $    29,225,041             100.0%
                                               ===============   ===============

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

              ACRONYM                NAME
              -------                ----
                ADR      American Depositary Receipt
               NVDR      Non-Voting Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Newport Tiger Fund, Variable Series / December 31, 2003

ASSETS:
Investments, at cost                                               $ 19,231,535
                                                                   ------------
Investments, at value                                              $ 29,225,041
Cash                                                                      3,548
Foreign currency (cost of $70,993)                                       71,099
Receivable for:
   Fund shares sold                                                      24,981
   Interest                                                                   8
   Dividends                                                             20,935
Deferred Trustees' compensation plan                                      4,078
                                                                   ------------
     TOTAL ASSETS                                                    29,349,690
                                                                   ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                              171,266
   Investment advisory fee                                               21,083
   Transfer agent fee                                                       625
   Pricing and bookkeeping fees                                             950
   Trustees' fees                                                           524
   Audit fee                                                             32,690
   Custody fee                                                            4,165
   Distribution fee--Class B                                                646
Deferred Trustees' fees                                                   4,078
Foreign capital gains tax accrued                                       426,782
Other liabilities                                                         3,264
                                                                   ------------
     TOTAL LIABILITIES                                                  666,073
                                                                   ------------
NET ASSETS                                                         $ 28,683,617
                                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $ 31,156,424
Overdistributed net investment income                                    (5,343)
Accumulated net realized loss                                       (12,034,361)
Net unrealized appreciation (depreciation) on:
   Investments                                                        9,993,506
   Foreign currency translations                                            173
   Foreign capital gains tax                                           (426,782)
                                                                   ------------
NET ASSETS                                                         $ 28,683,617
                                                                   ============
CLASS A:
Net assets                                                         $ 25,683,608
Shares outstanding                                                   12,340,449
                                                                   ============
Net asset value per share                                          $       2.08
                                                                   ============
CLASS B:
Net assets                                                         $  3,000,009
Shares outstanding                                                    1,415,831
                                                                   ============
Net asset value per share                                          $       2.12
                                                                   ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Newport Tiger Fund, Variable Series
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                                           $   601,916
Interest                                                                                  3,948
                                                                                    -----------
   Total Investment Income (net of foreign taxes withheld of $51,299)                   605,864
                                                                                    -----------
EXPENSES:
Investment advisory fee                                                                 213,330
Distribution fee--Class B                                                                 4,120
Pricing and bookkeeping fees                                                             12,067
Transfer agent fee                                                                        7,500
Trustees' fees                                                                            7,807
Custody fee                                                                              58,510
Audit fee                                                                                45,370
Other expenses                                                                           14,938
                                                                                    -----------
   Total Expenses                                                                       363,642
Custody earnings credit                                                                     (88)
                                                                                    -----------
   Net Expenses                                                                         363,554
                                                                                    -----------
Net Investment Income                                                                   242,310
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND
 FOREIGN CAPITAL GAINS TAX:
Net realized gain (loss) on:
   Investments                                                                           82,247
   Foreign currency transactions                                                        (22,348)
   Foreign capital gains tax                                                            (21,551)
                                                                                    -----------
     Net realized gain                                                                   38,348
                                                                                    -----------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                        8,854,669
   Foreign currency translations                                                            614
   Foreign capital gains tax                                                           (426,782)
                                                                                    -----------
     Net change in unrealized appreciation/depreciation                               8,428,501
                                                                                    -----------
Net Gain                                                                              8,466,849
                                                                                    -----------
Net Increase in Net Assets from Operations                                          $ 8,709,159
                                                                                    ===========

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Newport Tiger Fund, Variable Series

                                                                                      YEAR ENDED          YEAR ENDED
                                                                                     DECEMBER 31,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                       2003                2002
----------------------------------                                                  -------------       -------------
OPERATIONS:
Net investment income                                                               $     242,310       $     304,732
Net realized gain (loss) on investments, foreign currency transactions and
   foreign capital gains tax                                                               38,348             (48,595)
Net change in unrealized appreciation/depreciation on investments, foreign
   currency translations and foreign capital gains tax                                  8,428,501          (3,025,068)
                                                                                    -------------       -------------
        Net Increase (Decrease) from Operations                                         8,709,159          (2,768,931)
                                                                                    -------------       -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                              (238,610)           (253,001)
    Class B                                                                               (19,194)            (11,587)
Return of capital:
    Class A                                                                                    --             (62,217)
    Class B                                                                                    --              (2,850)
                                                                                    -------------       -------------
    Total Distributions Declared to Shareholders                                         (257,804)           (329,655)
                                                                                    -------------       -------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                        4,595,945         349,774,001
   Distributions reinvested                                                               238,610             315,218
   Redemptions                                                                         (9,993,129)       (357,739,000)
                                                                                    -------------       -------------
        Net Decrease                                                                   (5,158,574)         (7,649,781)
                                                                                    -------------       -------------
Class B:
   Subscriptions                                                                        1,441,440           2,488,667
   Distributions reinvested                                                                19,194              14,437
   Redemptions                                                                           (242,928)         (3,501,399)
                                                                                    -------------       -------------
        Net Increase (Decrease)                                                         1,217,706            (998,295)
                                                                                    -------------       -------------
Net Decrease from Share Transactions                                                   (3,940,868)         (8,648,076)
                                                                                    -------------       -------------
Total Increase (Decrease) in Net Assets                                                 4,510,487         (11,746,662)
NET ASSETS:
Beginning of period                                                                    24,173,130          35,919,792
                                                                                    -------------       -------------
End of period (including overdistributed net investment income of $(5,343) and
   $(3,562), respectively)                                                          $  28,683,617       $  24,173,130
                                                                                    =============       =============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                        2,997,732         199,407,089
   Issued for distributions reinvested                                                    115,267             214,434
   Redemptions                                                                         (6,743,620)       (202,704,318)
                                                                                    -------------       -------------
        Net Decrease                                                                   (3,630,621)         (3,082,795)
                                                                                    -------------       -------------
Class B:
   Subscriptions                                                                          802,770           1,369,557
   Issued for distributions reinvested                                                      9,140               9,625
   Redemptions                                                                           (134,468)         (1,874,153)
                                                                                    -------------       -------------
        Net Increase (Decrease)                                                           677,442            (494,971)
                                                                                    -------------       -------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Newport Tiger Fund, Variable Series / December 31, 2003

NOTE 1. ORGANIZATION

Newport Tiger Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks capital appreciation.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the closing price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Foreign markets close each day at various times prior to the close of the New York Stock Exchange ("NYSE"). Foreign currency exchange rates are generally determined prior to the close of the NYSE at 12:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the value of a foreign security may occur subsequent to the close of the exchange or market which would not be reflected in the computation of the Fund's net asset value. In such an event, the foreign security will be valued at the fair value.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

   FOREIGN CURRENCY TRANSACTIONS--The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FOREIGN CAPITAL GAINS TAX--Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 30%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the rate appropriate for each jurisdiction.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for foreign currency transactions, excess return of capital distributions and foreign capital gains tax were identified and reclassified among the components of the Fund's net assets as follows:

   OVERDISTRIBUTED NET         ACCUMULATED        PAID-IN
    INVESTMENT INCOME       NET REALIZED LOSS     CAPITAL
   -------------------      -----------------    ---------
       $ 13,713                 $ 43,898         $ (57,611)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                DECEMBER 31,   DECEMBER 31,
                                   2003           2002
                                ------------   ------------
Distributions paid from:
   Ordinary Income*              $ 257,804      $ 264,588
   Long-Term Capital Gains              --             --
   Tax Return of Capital                --         65,067

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED         UNDISTRIBUTED
  ORDINARY              LONG-TERM            NET UNREALIZED
   INCOME             CAPITAL GAINS          APPRECIATION*
-------------         -------------          --------------
    $ --                   $ --               $ 9,472,836

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales and foreign capital gains tax.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates was:

     Unrealized appreciation              $ 10,454,400
     Unrealized depreciation                  (554,955)
                                          ------------
     Net unrealized appreciation          $  9,899,445
                                          ============

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2005                              $  2,121,889
       2006                                 5,726,423
       2007                                 1,050,865
       2009                                 2,161,521
       2010                                   879,602
                                         ------------
                                         $ 11,940,300
                                         ============

Capital loss carryforwards of $69,477 were utilized and/or expired during the year ended December 31, 2003 for the Fund.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

   POST-OCTOBER LOSSES--Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2003, post-October currency losses of $1,046 were deferred to January 1, 2004.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISOR MERGER--On April 1, 2003, Liberty Advisory Services Corp., the previous investment advisor to the Fund, and Newport Fund Management, Inc., the previous sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                     FEE RATE
------------------------                     --------
First $1 billion                               0.90%
Next $500 million                              0.85%
Over $1.5 billion                              0.80%

Prior to November 1, 2003, Columbia received a monthly investment advisory fee at the annual rate of 0.90% of the Fund's average daily net assets.

For the year ended December 31, 2003, the Fund's effective investment advisory fee rate was 0.90%.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the year ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.051%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee at an annual rate of $7,500.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of Class B average daily net assets.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

   PURCHASES AND SALES OF SECURITIES--For the year ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $6,595,885 and $10,549,508, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   FOREIGN SECURITIES--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

   INDUSTRY FOCUS -- The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

FINANCIAL HIGHLIGHTS
Newport Tiger Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                 PERIOD
                                                                            YEAR ENDED DECEMBER 31,               ENDED
                                                                    ------------------------------------       DECEMBER 31,
                                                                      2003         2002           2001           2000 (a)
                                                                    -------       -------        -------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  1.47       $  1.81        $  2.19          $ 2.35
                                                                    -------       -------        -------          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (b)                                              0.01          0.01           0.01              --(c)
Net realized and unrealized gain (loss) on investments,
   foreign currency and foreign capital gains tax                      0.65         (0.33)         (0.37)          (0.14)
                                                                    -------       -------        -------          ------
       Total from Investment Operations                                0.66         (0.32)         (0.36)          (0.14)
                                                                    -------       -------        -------          ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.01)        (0.02)         (0.02)          (0.02)
Return of capital                                                        --            --(c)          --              --
                                                                    -------       -------        -------          ------
       Total Distributions Declared to Shareholders                   (0.01)        (0.02)         (0.02)          (0.02)
                                                                    -------       -------        -------          ------
NET ASSET VALUE, END OF PERIOD                                      $  2.12       $  1.47        $  1.81          $ 2.19
                                                                    =======       =======        =======          ======
Total return (d)(e)                                                   45.19%       (17.70)%       (16.66)%         (5.94)%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                           1.77%         1.52%          1.56%           1.47%(h)
Net investment income (g)                                              0.53%         0.71%          0.74%           0.11%(h)
Portfolio turnover rate                                                  28%           28%            24%             22%
Net assets, end of period (000's)                                   $ 3,000       $ 1,086        $ 2,232          $  644

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

REPORT OF INDEPENDENT AUDITORS


To the Trustees of Liberty Variable Investment Trust and the Class B Shareholders of Newport Tiger Fund, Variable Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class B financial highlights present fairly, in all material respects, the financial position of Newport Tiger Fund, Variable Series (the "Fund") (a series of Liberty Variable Investment Trust) at December 31, 2003, and the results of its operations, the changes in its net assets and the Class B financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the Class B financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2004

TRUSTEES
Liberty Variable Investment Trust

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 119 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

                                                                                               NUMBER OF
                                               YEAR FIRST                                    PORTFOLIOS IN
                                               ELECTED OR                                    COLUMBIA FUNDS            OTHER
                               POSITION WITH   APPOINTED       PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN        DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUNDS      TO OFFICE(1)     DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR          HELD
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (age 48)        Trustee         1996      Executive Vice                         119                 Orbitz
P.O. Box 66100                                              President--Strategy of United                             (online
Chicago, IL 60666                                           Airlines (airline) since                               travel company)
                                                            December, 2002 (formerly
                                                            President of UAL Loyalty
                                                            Services (airline) from
                                                            September, 2001 to December,
                                                            2002; Executive Vice
                                                            President and Chief Financial
                                                            Officer of United Airlines
                                                            from March, 1993 to
                                                            September, 2001).

Janet Langford Kelly (age 45)     Trustee         1996      Chief Administrative Officer           119                  None
3100 West Beaver Road                                       and Senior Vice President,
Troy, MI 48084-3163                                         Kmart Holding Corporation
                                                            (consumer goods) since
                                                            September, 2003 (formerly
                                                            Executive Vice President--
                                                            Corporate Development and
                                                            Administration, General
                                                            Counsel and Secretary,
                                                            Kellogg Company (food
                                                            manufacturer), from
                                                            September, 1999 to August,
                                                            2003; Senior Vice President,
                                                            Secretary and General
                                                            Counsel, Sara Lee Corporation
                                                            (branded, packaged,
                                                            consumer-products
                                                            manufacturer) from January,
                                                            1995 to September, 1999).

Richard W. Lowry (age 67)         Trustee         1995      Private Investor since                 121(3)               None
10701 Charleston Drive                                      August, 1987 (formerly
Vero Beach, FL 32963                                        Chairman and Chief Executive
                                                            Officer, U.S. Plywood
                                                            Corporation (building
                                                            products manufacturer)).

Charles R. Nelson (age 61)        Trustee         1981      Professor of Economics,                119                  None
Department of Economics                                     University of Washington,
University of Washington                                    since January, 1976; Ford and
Seattle, WA 98195                                           Louisa Van Voorhis Professor
                                                            of Political Economy,
                                                            University of Washington,
                                                            since September, 1993;
                                                            Director, Institute for
                                                            Economic Research, University
                                                            of Washington, since
                                                            September, 2001; Adjunct
                                                            Professor of Statistics,
                                                            University of Washington,
                                                            since September, 1980;
                                                            Associate Editor, Journal of
                                                            Money Credit and Banking,
                                                            since September, 1993;
                                                            consultant on econometric and
                                                            statistical matters.

John J. Neuhauser (age 60)        Trustee         1985      Academic Vice President and            122(3),(4)      Saucony, Inc.
84 College Road                                             Dean of Faculties since                                 (athletic
Chestnut Hill, MA 02467-3838                                August, 1999, Boston College                            footwear);
                                                            (formerly Dean, Boston                                SkillSoft Corp.
                                                            College School of Management                           (e-learning)
                                                            from September, 1977 to
                                                            September, 1999).

                                                                                               NUMBER OF
                                               YEAR FIRST                                    PORTFOLIOS IN
                                               ELECTED OR                                    COLUMBIA FUNDS            OTHER
                               POSITION WITH   APPOINTED       PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN        DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUNDS      TO OFFICE(1)     DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR          HELD
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)

Patrick J. Simpson (age 58)       Trustee         2000      Partner, Perkins Coie L.L.P.           119                  None
1211 S.W. 5th Avenue                                        (law firm).
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (age 67)        Trustee         1998      Business Consultant since              119                  None
2208 Tawny Woods Place                                      1999 (formerly Professor of
Boise, ID 83706                                             Finance from 1975 to 1999,
                                                            College of Business, Boise
                                                            State University); Chartered
                                                            Financial Analyst.

Thomas C. Theobald (age 66)       Trustee         1996      Managing Director, William             119                Anixter
27 West Monroe Street,              and                     Blair Capital Partners                                 International
Suite 3500                      Chairman of                 (private equity investing)                               (network
Chicago, IL 60606               the Board(6)                since September, 1994.                                    support
                                                                                                                     equipment
                                                                                                                    distributor),
                                                                                                                     Jones Lang
                                                                                                                   LaSalle (real
                                                                                                                       estate
                                                                                                                     management
                                                                                                                   services) and
                                                                                                                     MONY Group
                                                                                                                  (life insurance)

Anne-Lee Verville (age 58)        Trustee         1998      Author and speaker on                  120(4)           Chairman of
359 Stickney Hill Road                                      educational systems needs                               the Board of
Hopkinton, NH 03229                                         (formerly General Manager,                               Directors,
                                                            Global Education Industry,                              Enesco Group,
                                                            IBM Corporation (computer and                          Inc. (designer,
                                                            technology) from 1994 to                                importer and
                                                            1997).                                                 distributor of
                                                                                                                    giftware and
                                                                                                                    collectibles)

Richard L. Woolworth (age 62)     Trustee         1991      Retired since December 2003            119                NW Natural
100 S.W. Market Street #1500                                (formerly Chairman and Chief                           (a natural gas
Portland, OR 97207                                          Executive Officer, The                                service provider)
                                                            Regence Group (regional
                                                            health insurer); Chairman and
                                                            Chief Executive Officer,
                                                            BlueCross BlueShield of
                                                            Oregon; Certified Public
                                                            Accountant, Arthur Young &
                                                            Company).

                                                                                               NUMBER OF
                                               YEAR FIRST                                    PORTFOLIOS IN
                                               ELECTED OR                                    COLUMBIA FUNDS            OTHER
                               POSITION WITH   APPOINTED       PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN        DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUNDS      TO OFFICE(1)     DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR          HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

William E. Mayer(2) (age 63)      Trustee         1994      Managing Partner, Park Avenue          121(3)          Lee Enterprises
399 Park Avenue                                             Equity Partners (private                                (print media),
Suite 3204                                                  equity) since February, 1999                             WR Hambrecht
New York, NY 10022                                          (formerly Founding Partner,                            + Co. (financial
                                                            Development Capital LLC from                           service provider)
                                                            November 1996 to February,                             and First Health
                                                            1999).                                                   (healthcare)

Joseph R. Palombo(2) (age 50)   Trustee and       2000      Executive Vice President and           120(5)               None
One Financial Center             President                  Chief Operating Officer of
Boston, MA 02111                                            Columbia Management Group,
                                                            Inc. since December, 2001 and
                                                            Director, Executive Vice
                                                            President and Chief Operating
                                                            Officer of Columbia
                                                            Management Advisors, Inc.
                                                            (Advisor) since April, 2003
                                                            (formerly Chief Operations
                                                            Officer of Mutual Funds,
                                                            Liberty Financial Companies,
                                                            Inc. from August, 2000 to
                                                            November, 2001; Executive
                                                            Vice President of Stein Roe &
                                                            Farnham Incorporated (Stein
                                                            Roe) from April, 1999 to
                                                            April, 2003; Director of
                                                            Colonial Management
                                                            Associates, Inc. (Colonial)
                                                            from April, 1999 to April,
                                                            2003; Director of Stein Roe
                                                            from September, 2000 to
                                                            April, 2003) President of
                                                            Columbia Funds and Galaxy
                                                            Funds since February, 2003
                                                            (formerly Vice President from
                                                            September 2002 to February
                                                            2003); Manager of Columbia
                                                            Floating Rate Limited
                                                            Liability Company since
                                                            October, 2000; (formerly Vice
                                                            President of the Columbia
                                                            Funds from April, 1999 to
                                                            August, 2000; Chief Operating
                                                            Officer and Chief Compliance
                                                            Officer, Putnam Mutual Funds
                                                            from December, 1993 to March,
                                                            1999).

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.

(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(6) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003. Prior to that date, Mr. Palombo was Chairman of the Board.

OFFICERS
Liberty Variable Investment Trust

                                               YEAR FIRST
                                               ELECTED OR
                               POSITION WITH    APPOINTED                      PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND AGE      COLUMBIA FUNDS   TO OFFICE                      DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Vicki L. Benjamin (Age 42)         Chief          2001      Controller of the Columbia Funds and of the Liberty All-Star
One Financial Center            Accounting                  Funds since May, 2002; Chief Accounting Officer of the
Boston, MA 02111                Officer and                 Columbia Funds and Liberty All-Star Funds since June, 2001;
                                 Controller                 Controller and Chief Accounting Officer of the Galaxy Funds
                                                            since September, 2002 (formerly Vice President, Corporate
                                                            Audit, State Street Bank and Trust Company from May, 1998 to
                                                            April, 2001).

J. Kevin Connaughton (Age 39)    Treasurer        2000      Treasurer of the Columbia Funds and of the Liberty All-Star
One Financial Center                                        Funds since December, 2000; Vice President of the Advisor
Boston, MA 02111                                            since April, 2003 (formerly Controller of the Liberty Funds and of the Liberty All-Star Funds from February, 1998 to
                                                            October, 2000); Treasurer of the Galaxy Funds since
                                                            September 2002; Treasurer, Columbia Management
                                                            Multi-Strategy Hedge Fund, LLC since December, 2002
                                                            (formerly Vice President of Colonial from February, 1998 to
                                                            October, 2000).

David A. Rozenson (Age 49)       Secretary        2003      Secretary of the Columbia Funds and of the Liberty All-Star
One Financial Center                                        Funds since December, 2003; Senior Counsel, FleetBoston
Boston, MA 02111                                            Financial Corporation since January, 1996; Associate General
                                                            Counsel, Columbia Management Group since November, 2002.

LIBERTY VARIABLE INVESTMENT TRUST


     INVESTMENT MANAGER AND ADMINISTRATOR
     Columbia Management Advisors, Inc.
     100 Federal Street
     Boston, MA 02110


     TRANSFER AGENT
     Columbia Funds Services, Inc.
     PO Box 8081
     Boston, MA 02266-8081

[KEYPORT LOGO]

P.O. Box 9133
Wellesley Hills, MA 02481


2003 ANNUAL REPORT - CLASS B SHARES     LIBERTY VARIABLE INVESTMENT TRUST
- STEINROE VARIABLE INVESTMENT TRUST - WANGER ADVISORS TRUST


                                                ANN-02/726Q-1203 (02/04) 04/0390

ITEM 2. CODE OF ETHICS.

   (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

   (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed for the series of the registrant whose reports to stockholders are included in this annual filing, as well as the series of the registrant whose reports to stockholders would have been included in this filing had they not merged during the period.

4(a) Aggregate Audit Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

               2003             2002
               ----             ----
             $238,600          $340,900

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                2003             2002
                ----             ----
             $67,800           $34,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In fiscal year 2003, Audit-Related Fees primarily consist of certain agreed-upon procedures performed for semi-annual shareholder reports, as well as agreed-upon procedures relating to fund mergers. Audit-Related fees in fiscal year 2002 relate to certain agreed-upon procedures conducted during the conversion of the registrant's accounting system.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. The percentage of Audit-Related services to the registrant that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                       2003                       2002
                       ----                       ----
                        0%                         N/A

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended December 31, 2003, there were no Audit-Related Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                            2003                       2002
                            ----                       ----
                             0%                         N/A

(c) Aggregate Tax Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                            2003              2002
                            ----              ----
                           $94,400           $50,000

Tax Fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Tax Fees in fiscal year 2003 include the review of annual tax returns, the review of calculations of required shareholder distributions, tax compliance testing and agreed-upon procedures relating to fund mergers. Tax fees in fiscal year 2002 include the review of annual tax returns and assistance with foreign tax filings.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. The percentage of Tax Fees billed to the registrant that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                           2003                       2002
                           ----                       ----
                            0%                         N/A

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended December 31, 2003, there were no Tax Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Tax Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                         2003                       2002
                         ----                       ----
                          0%                         N/A

(d) Aggregate All Other Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                           2003                       2002
                           ----                       ----
                            $0                         $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. The percentage of All Other Fees billed to the registrant that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                           2003                       2002
                           ----                       ----
                            0%                         N/A

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended December 31, 2003, All Other Fees that were approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X were approximately $95,000. During the fiscal year ended December 31, 2002, All Other Fees that would have been subject to pre-approval had paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X been applicable at the time, were approximately $95,000. For both fiscal years, All Other Fees relate to internal controls reviews of the registrant's transfer agent.

The percentage of All Other Fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                          2003                       2002
                          ----                       ----
                           0%                         N/A

(e)(1) Audit Committee Pre-Approval Policies and Procedures

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds

(collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser.

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II.  GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These services will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide projected fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover the period from July 1 through June 30 of the following year. The Audit Committee will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, adviser or control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     - A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;
     - The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;
     - The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.
     - If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. ADDITIONAL PRE-APPROVAL INFORMATION

The engagement of the independent auditor to provide Fund Services and Fund-related Adviser Services shall be approved by the Audit Committee prior to the commencement of any such engagement.

     A.   AUDIT SERVICES TO THE FUNDS

The Audit Committee will monitor the Audit services engagement throughout the year and will also approve, if necessary, any changes in terms and conditions resulting from changes in audit scope, fund structure or other items.

     B.   AUDIT-RELATED SERVICES TO THE FUNDS

The Audit Committee believes that the provision of Audit-related Services is consistent with the SEC's rules on auditor independence, and will grant general pre-approval to specific Audit-related Services.

     C.   TAX SERVICES TO THE FUNDS

The Audit Committee will grant general pre-approval to those specific Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence.

     D.   ALL OTHER SERVICES TO THE FUNDS

The Audit Committee will grant general pre-approval to those specific permissible non-audit services classified as All Other Services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     E.   FUND-RELATED ADVISER SERVICES

The Audit Committee will grant general pre-approval to provide specific non-audit services to the funds' investment adviser, or any control affiliates, that relate directly to the funds' operations and financial statements. This includes services customarily required by one or more adviser entities or control affiliates in the ordinary course of their operations.

     F.   CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an adviser or control affiliate engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements) exceeds a pre-determined threshold established by the Audit Committee, the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence.

IV.  REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     -    A general description of the services, and
     -    Actual billed and projected fees, and
     - The means by which such Fund Services or Fund-related Adviser Services were approved by the Audit Committee.

In addition, in accordance with Section 208-5 of the Sarbanes-Oxley Act of 2002, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules. In addition, the independent auditor must annually disclose to the Audit Committee all relationships with the funds of which the independent auditor is aware that may be reasonably thought to bear on the auditor's independence. The independent auditor shall tabulate, calculate and disclose its fees annually for such relationships.

V.   AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended December 31, 2003 and December 31, 2002 are disclosed in 4(b)-(d) above.

All non-audit fees billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2003 and December 31, 2002 are also disclosed in 4(b)-(d) above. Such fees were approximately $95,000 and $95,000, respectively.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

   (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Liberty Variable Investment Trust
            -----------------------------------------------------------------


By (Signature and Title)    /s/ J. Kevin Connaughton
                        -----------------------------------------------------
                                J. Kevin Connaughton, President and Treasurer


Date                                March 4, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)    /s/ J. Kevin Connaughton
                        -----------------------------------------------------
                                J. Kevin Connaughton, President and Treasurer


Date                                March 4, 2004
    -------------------------------------------------------------------------